Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of September 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.63%, 01/15/24	569,396,412	556,264,719
0.50%, 04/15/24	319,733,658	310,828,330
0.13%, 07/15/24	517,007,859	499,600,597
0.13%, 10/15/24	461,177,607	443,790,731
0.25%, 01/15/25	472,808,355	452,460,750
2.38%, 01/15/25	322,283,077	323,434,785
0.13%, 04/15/25	377,791,015	358,401,952
0.38%, 07/15/25	518,454,140	495,543,475
0.13%, 10/15/25	459,615,424	434,438,174
0.63%, 01/15/26	436,509,283	416,868,042
2.00%, 01/15/26	208,005,534	207,477,670
0.13%, 04/15/26	355,124,273	331,800,897
0.13%, 07/15/26	435,053,579	407,121,860
0.13%, 10/15/26	491,282,664	457,949,868
0.38%, 01/15/27	405,127,907	378,621,328
2.38%, 01/15/27	201,093,553	204,334,338
0.13%, 04/15/27	501,860,057	462,884,983
0.38%, 07/15/27	446,655,234	416,954,278
0.50%, 01/15/28	456,136,718	423,845,285
1.75%, 01/15/28	189,074,120	187,452,481
3.63%, 04/15/28	193,571,099	210,556,893
0.75%, 07/15/28	397,065,863	373,460,293
0.88%, 01/15/29	340,582,643	320,470,291
2.50%, 01/15/29	174,574,669	180,861,167
3.88%, 04/15/29	224,804,098	251,936,833
0.25%, 07/15/29	402,452,031	363,127,127
0.13%, 01/15/30	454,512,830	402,224,847
0.13%, 07/15/30	503,307,303	443,559,905
0.13%, 01/15/31	520,928,002	455,515,797
0.13%, 07/15/31	532,620,356	464,850,930
0.13%, 01/15/32	580,963,866	503,295,824
3.38%, 04/15/32	80,898,696	92,354,241
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 07/15/32	411,665,045	374,309,814
2.13%, 02/15/40	105,834,452	110,298,314
2.13%, 02/15/41	152,617,556	157,715,433
0.75%, 02/15/42	247,354,655	199,386,586
0.63%, 02/15/43	194,221,743	149,625,273
1.38%, 02/15/44	267,137,510	238,366,651
0.75%, 02/15/45	294,051,639	227,394,049
1.00%, 02/15/46	151,418,465	123,004,681
0.88%, 02/15/47	185,552,039	145,921,306
1.00%, 02/15/48	134,932,352	109,583,894
1.00%, 02/15/49	126,392,904	103,166,851
0.25%, 02/15/50	191,004,260	125,661,147
0.13%, 02/15/51	192,225,584	121,052,733
0.13%, 02/15/52	222,868,941	141,490,210
Total Treasuries (Cost $16,777,175,818)		14,159,265,633

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94% (a)	14,091	14,091
Total Short-Term Investments (Cost $14,091)		14,091
Total Investments in Securities (Cost $16,777,189,909)		$14,159,279,724

(a)	The rate shown is the 7-day yield.

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$14,159,265,633	$—	$14,159,265,633
Short-Term Investments[1]	14,091	—	—	14,091
Total	$14,091	$14,159,265,633	$—	$14,159,279,724

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.5% OF NET ASSETS
Bonds
7.50%, 11/15/24	9,842,000	10,484,806
7.63%, 02/15/25	9,262,000	9,956,650
6.88%, 08/15/25	10,018,000	10,707,129
Notes
0.13%, 10/15/23	101,054,000	96,830,259
0.38%, 10/31/23	161,433,000	154,786,501
1.63%, 10/31/23	63,217,000	61,451,369
2.88%, 10/31/23	67,217,000	66,221,873
0.25%, 11/15/23	127,962,000	122,341,169
2.75%, 11/15/23	157,843,000	155,145,488
0.50%, 11/30/23	164,582,000	157,548,692
2.13%, 11/30/23	72,915,000	71,164,755
2.88%, 11/30/23	65,082,000	64,025,689
0.13%, 12/15/23	126,833,200	120,692,194
0.75%, 12/31/23	159,458,000	152,649,891
2.25%, 12/31/23	67,987,000	66,319,194
2.63%, 12/31/23	73,567,000	72,079,855
0.13%, 01/15/24	132,940,600	126,033,921
0.88%, 01/31/24	155,228,000	148,294,280
2.25%, 01/31/24	70,114,000	68,257,075
2.50%, 01/31/24	85,917,000	83,883,184
0.13%, 02/15/24	165,790,000	156,613,265
2.75%, 02/15/24	134,227,000	131,379,919
1.50%, 02/29/24	149,429,000	143,720,346
2.13%, 02/29/24	70,328,000	68,226,402
2.38%, 02/29/24	63,741,000	62,059,084
0.25%, 03/15/24	161,929,000	152,712,963
2.13%, 03/31/24	120,359,000	116,560,169
2.25%, 03/31/24	142,300,000	138,044,897
0.38%, 04/15/24	119,521,000	112,536,492
2.00%, 04/30/24	69,624,000	67,164,043
2.25%, 04/30/24	101,578,000	98,365,993
2.50%, 04/30/24	136,492,000	132,698,482
0.25%, 05/15/24	140,840,000	131,960,479
2.50%, 05/15/24	166,879,000	162,130,119
2.00%, 05/31/24	116,148,000	111,883,191
2.50%, 05/31/24	136,711,000	132,759,198
0.25%, 06/15/24	143,397,000	133,944,561
1.75%, 06/30/24	92,883,000	88,940,914
2.00%, 06/30/24	66,714,000	64,162,710
3.00%, 06/30/24	131,711,000	128,847,829
0.38%, 07/15/24	127,767,000	119,304,931
1.75%, 07/31/24	96,308,000	92,060,667
2.13%, 07/31/24	61,964,000	59,623,407
3.00%, 07/31/24	127,804,000	124,968,349
0.38%, 08/15/24	146,345,000	136,155,157
2.38%, 08/15/24	171,538,000	165,681,586
1.25%, 08/31/24	85,312,000	80,646,500
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 08/31/24	71,165,000	68,058,481
3.25%, 08/31/24	125,279,000	123,020,553
0.38%, 09/15/24	165,474,000	153,506,222
1.50%, 09/30/24	86,957,000	82,437,613
2.13%, 09/30/24	61,430,000	58,962,002
4.25%, 09/30/24	123,000,000	123,064,821
0.63%, 10/15/24	164,747,000	153,169,662
1.50%, 10/31/24	85,826,000	81,165,917
2.25%, 10/31/24	61,381,000	58,952,135
0.75%, 11/15/24	152,324,000	141,542,317
2.25%, 11/15/24	168,771,000	161,914,678
1.50%, 11/30/24	96,895,000	91,421,947
2.13%, 11/30/24	64,111,000	61,291,118
1.00%, 12/15/24	153,513,000	143,078,913
1.75%, 12/31/24	88,743,000	84,090,926
2.25%, 12/31/24	72,135,000	69,080,534
1.13%, 01/15/25	147,419,000	137,364,564
1.38%, 01/31/25	83,597,000	78,300,347
2.50%, 01/31/25	74,062,000	71,163,167
1.50%, 02/15/25	141,427,000	132,604,386
2.00%, 02/15/25	151,295,000	143,612,051
1.13%, 02/28/25	92,017,000	85,464,383
2.75%, 02/28/25	74,968,000	72,376,333
1.75%, 03/15/25	136,207,000	128,274,006
0.50%, 03/31/25	113,821,000	103,857,217
2.63%, 03/31/25	44,941,000	43,218,847
2.63%, 04/15/25	130,622,000	125,463,451
0.38%, 04/30/25	119,096,000	107,907,489
2.88%, 04/30/25	69,253,000	66,915,711
2.13%, 05/15/25	144,780,000	137,179,050
2.75%, 05/15/25	128,068,000	123,260,448
0.25%, 05/31/25	117,270,000	105,492,610
2.88%, 05/31/25	63,894,000	61,657,710
2.88%, 06/15/25	127,296,000	122,785,942
0.25%, 06/30/25	123,248,000	110,639,152
2.75%, 06/30/25	49,972,000	48,039,489
3.00%, 07/15/25	119,785,000	115,793,727
0.25%, 07/31/25	129,768,000	116,010,565
2.88%, 07/31/25	60,360,000	58,167,235
2.00%, 08/15/25	158,299,000	148,757,775
3.13%, 08/15/25	120,274,000	116,600,006
0.25%, 08/31/25	130,754,000	116,498,749
2.75%, 08/31/25	63,135,000	60,545,479
3.50%, 09/15/25	117,000,000	114,632,505
0.25%, 09/30/25	150,000,000	133,341,750
3.00%, 09/30/25	63,000,000	60,824,484
Total Treasuries (Cost $10,046,161,993)		9,633,532,094

Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94% (a)	8,576,509	8,576,509
Total Short-Term Investments (Cost $8,576,509)		8,576,509
Total Investments in Securities (Cost $10,054,738,502)		$9,642,108,603

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$9,633,532,094	$—	$9,633,532,094
Short-Term Investments[1]	8,576,509	—	—	8,576,509
Total	$8,576,509	$9,633,532,094	$—	$9,642,108,603

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.5% OF NET ASSETS
Bonds
6.00%, 02/15/26	10,747,000	11,330,948
6.75%, 08/15/26	6,620,000	7,228,988
6.50%, 11/15/26	6,919,000	7,525,764
6.63%, 02/15/27	3,710,000	4,073,464
6.38%, 08/15/27	4,864,000	5,344,700
6.13%, 11/15/27	13,232,000	14,447,173
5.50%, 08/15/28	7,370,000	7,913,538
5.25%, 11/15/28	13,181,000	14,016,655
5.25%, 02/15/29	7,536,000	8,048,507
6.13%, 08/15/29	6,860,000	7,738,402
6.25%, 05/15/30	10,778,000	12,415,751
5.38%, 02/15/31	13,302,000	14,709,102
2.75%, 08/15/32	115,292,000	105,492,180
Notes
2.25%, 11/15/25	110,514,000	104,116,276
0.38%, 11/30/25	96,028,000	85,153,579
2.88%, 11/30/25	73,369,000	70,428,508
0.38%, 12/31/25	99,547,000	88,052,432
2.63%, 12/31/25	67,976,000	64,696,689
0.38%, 01/31/26	105,154,000	92,654,639
2.63%, 01/31/26	54,556,000	51,862,298
1.63%, 02/15/26	91,488,000	84,068,895
0.50%, 02/28/26	106,368,000	93,882,225
2.50%, 02/28/26	48,433,000	45,814,591
0.75%, 03/31/26	100,974,000	89,685,423
2.25%, 03/31/26	46,450,000	43,534,174
0.75%, 04/30/26	98,306,000	87,081,451
2.38%, 04/30/26	35,470,000	33,354,270
1.63%, 05/15/26	88,623,000	81,027,732
0.75%, 05/31/26	102,999,000	91,009,273
2.13%, 05/31/26	41,818,000	38,892,373
0.88%, 06/30/26	89,683,000	79,436,017
1.88%, 06/30/26	43,372,000	39,951,372
0.63%, 07/31/26	97,932,000	85,698,151
1.88%, 07/31/26	39,235,000	36,080,874
1.50%, 08/15/26	93,060,000	84,204,759
0.75%, 08/31/26	105,663,000	92,702,773
1.38%, 08/31/26	40,913,000	36,836,083
0.88%, 09/30/26	98,121,000	86,361,811
1.63%, 09/30/26	31,192,000	28,325,017
1.13%, 10/31/26	99,671,000	88,403,505
1.63%, 10/31/26	36,521,000	33,090,023
2.00%, 11/15/26	91,212,000	83,790,336
1.25%, 11/30/26	101,009,000	89,917,738
1.63%, 11/30/26	35,925,000	32,512,125
1.25%, 12/31/26	99,997,000	88,848,897
1.75%, 12/31/26	37,447,000	34,024,110
1.50%, 01/31/27	129,686,000	116,307,066
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 02/15/27	79,002,000	73,052,162
1.13%, 02/28/27	22,886,000	20,160,242
1.88%, 02/28/27	90,621,000	82,542,988
0.63%, 03/31/27	38,129,000	32,720,937
2.50%, 03/31/27	85,371,000	79,758,524
0.50%, 04/30/27	54,942,000	46,754,354
2.75%, 04/30/27	79,962,000	75,479,755
2.38%, 05/15/27	94,232,000	87,370,732
0.50%, 05/31/27	43,689,000	37,063,973
2.63%, 05/31/27	81,121,000	76,161,845
0.50%, 06/30/27	63,948,000	54,155,963
3.25%, 06/30/27	80,850,000	77,941,295
0.38%, 07/31/27	69,712,000	58,539,018
2.75%, 07/31/27	79,424,000	74,804,378
2.25%, 08/15/27	74,574,000	68,546,906
0.50%, 08/31/27	64,527,000	54,363,998
3.13%, 08/31/27	76,080,000	72,989,250
0.38%, 09/30/27	81,566,000	68,066,190
4.13%, 09/30/27	75,750,000	76,014,671
0.50%, 10/31/27	70,991,000	59,416,140
2.25%, 11/15/27	76,968,000	70,428,726
0.63%, 11/30/27	87,913,000	73,908,734
0.63%, 12/31/27	96,679,000	81,108,394
0.75%, 01/31/28	105,714,000	89,018,621
2.75%, 02/15/28	102,802,000	96,276,483
1.13%, 02/29/28	108,313,000	92,979,941
1.25%, 03/31/28	97,351,000	83,961,435
1.25%, 04/30/28	105,785,000	91,024,687
2.88%, 05/15/28	112,325,000	105,532,848
1.25%, 05/31/28	108,671,000	93,308,486
1.25%, 06/30/28	97,661,000	83,721,419
1.00%, 07/31/28	106,130,000	89,418,670
2.88%, 08/15/28	113,608,000	106,600,694
1.13%, 08/31/28	104,782,000	88,737,256
1.25%, 09/30/28	107,596,000	91,624,719
1.38%, 10/31/28	100,044,000	85,725,203
3.13%, 11/15/28	104,402,000	99,210,448
1.50%, 11/30/28	99,363,000	85,677,300
1.38%, 12/31/28	95,530,000	81,775,173
1.75%, 01/31/29	90,484,000	79,039,188
2.63%, 02/15/29	103,600,000	95,486,016
1.88%, 02/28/29	85,158,000	74,972,305
2.38%, 03/31/29	76,150,000	68,993,090
2.88%, 04/30/29	74,838,000	69,891,676
2.38%, 05/15/29	85,956,000	77,790,180
2.75%, 05/31/29	65,560,000	60,745,438
3.25%, 06/30/29	69,317,000	66,289,797
2.63%, 07/31/29	66,082,000	60,743,813
1.63%, 08/15/29	76,212,000	65,744,758
3.13%, 08/31/29	64,802,000	61,531,524
3.88%, 09/30/29	62,000,000	61,752,930

Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 11/15/29	58,774,000	51,078,279
1.50%, 02/15/30	93,703,000	79,559,703
0.63%, 05/15/30	137,385,000	108,276,553
0.63%, 08/15/30	179,159,000	140,443,860
0.88%, 11/15/30	188,511,000	150,263,886
1.13%, 02/15/31	179,903,000	145,791,706
1.63%, 05/15/31	179,508,000	150,744,649
1.25%, 08/15/31	196,381,000	158,792,449
1.38%, 11/15/31	191,485,000	155,686,282
1.88%, 02/15/32	181,518,000	153,921,592
2.88%, 05/15/32	169,380,000	156,729,431
Total Treasuries (Cost $8,521,548,325)		7,862,302,320

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94% (a)	7,702,321	7,702,321
Total Short-Term Investments (Cost $7,702,321)		7,702,321
Total Investments in Securities (Cost $8,529,250,646)		7,870,004,641

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$7,862,302,320	$—	$7,862,302,320
Short-Term Investments[1]	7,702,321	—	—	7,702,321
Total	$7,702,321	$7,862,302,320	$—	$7,870,004,641

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
Bonds
4.50%, 02/15/36	432,200	467,857
4.75%, 02/15/37	257,000	285,150
5.00%, 05/15/37	331,600	376,573
4.38%, 02/15/38	349,000	371,685
4.50%, 05/15/38	394,900	425,937
3.50%, 02/15/39	404,800	385,825
4.25%, 05/15/39	600,600	626,735
4.50%, 08/15/39	641,700	689,527
4.38%, 11/15/39	690,300	729,669
4.63%, 02/15/40	695,500	756,954
1.13%, 05/15/40	2,082,800	1,302,726
4.38%, 05/15/40	673,400	709,174
1.13%, 08/15/40	2,543,300	1,576,449
3.88%, 08/15/40	669,400	658,731
1.38%, 11/15/40	2,830,800	1,831,837
4.25%, 11/15/40	664,600	686,771
1.88%, 02/15/41	3,428,400	2,430,414
4.75%, 02/15/41	704,500	775,886
2.25%, 05/15/41	2,954,400	2,234,957
4.38%, 05/15/41	650,400	682,005
1.75%, 08/15/41	3,870,200	2,647,761
3.75%, 08/15/41	658,000	631,166
2.00%, 11/15/41	3,253,800	2,330,534
3.13%, 11/15/41	691,200	601,830
2.38%, 02/15/42	2,632,300	2,018,234
3.13%, 02/15/42	731,400	637,518
3.00%, 05/15/42	680,200	579,127
3.25%, 05/15/42	2,323,000	2,062,025
2.75%, 08/15/42	794,900	646,229
3.38%, 08/15/42	1,394,000	1,263,095
2.75%, 11/15/42	1,152,600	934,506
3.13%, 02/15/43	988,700	850,436
2.88%, 05/15/43	1,564,100	1,290,138
3.63%, 08/15/43	1,123,000	1,047,548
3.75%, 11/15/43	1,142,400	1,085,548
3.63%, 02/15/44	1,216,700	1,131,151
3.38%, 05/15/44	1,128,000	1,006,476
3.13%, 08/15/44	1,452,300	1,241,717
3.00%, 11/15/44	1,271,100	1,062,262
2.50%, 02/15/45	1,687,300	1,287,357
3.00%, 05/15/45	825,600	689,763
2.88%, 08/15/45	1,123,800	917,565
3.00%, 11/15/45	663,500	554,023
2.50%, 02/15/46	1,365,800	1,037,688
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	1,383,300	1,049,147
2.25%, 08/15/46	1,707,500	1,230,601
2.88%, 11/15/46	769,500	628,585
3.00%, 02/15/47	1,520,100	1,271,421
3.00%, 05/15/47	1,171,200	980,514
2.75%, 08/15/47	1,670,900	1,335,676
2.75%, 11/15/47	1,684,200	1,347,360
3.00%, 02/15/48	1,926,100	1,621,084
3.13%, 05/15/48	2,067,400	1,787,816
3.00%, 08/15/48	2,265,200	1,915,687
3.38%, 11/15/48	2,322,800	2,114,837
3.00%, 02/15/49	2,445,800	2,086,955
2.88%, 05/15/49	2,389,600	1,992,142
2.25%, 08/15/49	2,249,500	1,645,826
2.38%, 11/15/49	2,112,500	1,590,646
2.00%, 02/15/50	2,655,000	1,824,690
1.25%, 05/15/50	3,084,400	1,726,541
1.38%, 08/15/50	3,476,600	2,013,712
1.63%, 11/15/50	3,440,400	2,135,467
1.88%, 02/15/51	3,836,800	2,540,381
2.38%, 05/15/51	3,866,200	2,892,703
2.00%, 08/15/51	3,825,400	2,612,928
1.88%, 11/15/51	3,560,800	2,354,301
2.25%, 02/15/52	3,252,700	2,362,782
2.88%, 05/15/52	3,097,400	2,597,702
3.00%, 08/15/52	2,013,200	1,738,272
Total Treasuries (Cost $117,251,485)		92,956,335

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94% (a)	131	131
Total Short-Term Investments (Cost $131)		131
Total Investments in Securities (Cost $117,251,616)		92,956,466

(a)	The rate shown is the 7-day yield.

Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$92,956,335	$—	$92,956,335
Short-Term Investments[1]	131	—	—	131
Total	$131	$92,956,335	$—	$92,956,466

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of September 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate obligations, the rate shown is the interest rate that was established when the obligation was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.6% OF NET ASSETS

Financial Institutions 7.9%
Banking 5.6%
Ally Financial, Inc.
1.45%, 10/02/23 (a)	450,000	434,308
3.88%, 05/21/24 (a)	350,000	341,208
5.13%, 09/30/24	200,000	199,136
4.63%, 03/30/25	150,000	147,132
5.80%, 05/01/25 (a)	250,000	250,830
8.00%, 11/01/31	900,000	950,754
American Express Co.
0.75%, 11/03/23	250,000	240,468
3.40%, 02/22/24 (a)	475,000	466,174
3.38%, 05/03/24	500,000	487,940
2.50%, 07/30/24 (a)	550,000	526,795
3.00%, 10/30/24 (a)	600,000	578,526
2.25%, 03/04/25 (a)	675,000	633,427
3.95%, 08/01/25 (a)	600,000	581,652
4.20%, 11/06/25 (a)	400,000	390,600
3.13%, 05/20/26 (a)	50,000	46,723
1.65%, 11/04/26 (a)	250,000	218,235
2.55%, 03/04/27 (a)	575,000	513,705
3.30%, 05/03/27 (a)	700,000	647,311
4.05%, 05/03/29 (a)	300,000	276,483
4.99%, 05/26/33 (a)(b)	250,000	234,005
4.05%, 12/03/42	150,000	122,376
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	176,430
Banco Santander S.A.
3.89%, 05/24/24	600,000	584,982
2.71%, 06/27/24	600,000	573,582
2.75%, 05/28/25	600,000	549,606
5.15%, 08/18/25	400,000	389,360
5.18%, 11/19/25	400,000	387,384
4.25%, 04/11/27	400,000	368,892
5.29%, 08/18/27	600,000	567,048
1.72%, 09/14/27 (a)(b)	200,000	166,084
3.80%, 02/23/28	400,000	347,932
4.18%, 03/24/28 (a)(b)	400,000	362,240
4.38%, 04/12/28	400,000	358,016
3.31%, 06/27/29	400,000	340,908
3.49%, 05/28/30	400,000	324,088
2.75%, 12/03/30	400,000	284,168
2.96%, 03/25/31	200,000	152,512
3.23%, 11/22/32 (a)(b)	400,000	283,356
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of America Corp.
4.13%, 01/22/24	750,000	744,060
4.00%, 04/01/24	850,000	841,024
4.20%, 08/26/24	850,000	836,850
0.81%, 10/24/24 (a)(b)	400,000	380,296
4.00%, 01/22/25	725,000	702,409
1.84%, 02/04/25 (a)(b)	250,000	237,755
3.46%, 03/15/25 (a)(b)	750,000	726,862
3.95%, 04/21/25	800,000	772,192
0.98%, 04/22/25 (a)(b)	500,000	464,910
3.84%, 04/25/25 (a)(b)	600,000	583,806
3.88%, 08/01/25	650,000	631,670
0.98%, 09/25/25 (a)(b)	750,000	683,272
3.09%, 10/01/25 (a)(b)	550,000	522,863
2.46%, 10/22/25 (a)(b)	850,000	796,288
1.53%, 12/06/25 (a)(b)	250,000	228,840
3.37%, 01/23/26 (a)(b)	500,000	473,595
2.02%, 02/13/26 (a)(b)	450,000	413,302
4.45%, 03/03/26	400,000	386,468
3.38%, 04/02/26 (a)(b)	500,000	473,150
3.50%, 04/19/26	850,000	798,770
1.32%, 06/19/26 (a)(b)	350,000	310,723
4.83%, 07/22/26 (a)(b)	100,000	97,669
6.22%, 09/15/26	100,000	102,002
4.25%, 10/22/26	700,000	666,358
1.20%, 10/24/26 (a)(b)	700,000	611,331
1.66%, 03/11/27 (a)(b)	500,000	434,110
3.56%, 04/23/27 (a)(b)	1,000,000	923,780
1.73%, 07/22/27 (a)(b)	1,700,000	1,459,144
3.25%, 10/21/27 (a)	800,000	718,144
4.18%, 11/25/27 (a)	650,000	602,582
3.82%, 01/20/28 (a)(b)	850,000	783,470
3.71%, 04/24/28 (a)(b)	500,000	455,375
4.38%, 04/27/28 (a)(b)	750,000	703,957
3.59%, 07/21/28 (a)(b)	850,000	767,992
4.95%, 07/22/28 (a)(b)	900,000	866,097
3.42%, 12/20/28 (a)(b)	1,700,000	1,508,546
3.97%, 03/05/29 (a)(b)	750,000	677,505
2.09%, 06/14/29 (a)(b)	750,000	610,207
4.27%, 07/23/29 (a)(b)	1,000,000	912,930
3.97%, 02/07/30 (a)(b)	850,000	759,135
3.19%, 07/23/30 (a)(b)	800,000	675,184
2.88%, 10/22/30 (a)(b)	600,000	493,326
2.50%, 02/13/31 (a)(b)	1,200,000	948,300
2.59%, 04/29/31 (a)(b)	910,000	724,478
1.90%, 07/23/31 (a)(b)	900,000	672,075
1.92%, 10/24/31 (a)(b)	750,000	555,472
2.65%, 03/11/32 (a)(b)	600,000	467,994
2.69%, 04/22/32 (a)(b)	1,400,000	1,091,888
2.30%, 07/21/32 (a)(b)	1,150,000	862,500

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.57%, 10/20/32 (a)(b)	1,000,000	766,000
2.97%, 02/04/33 (a)(b)	1,000,000	784,050
4.57%, 04/27/33 (a)(b)	1,000,000	897,880
5.02%, 07/22/33 (a)(b)	1,500,000	1,396,350
2.48%, 09/21/36 (a)(b)	250,000	181,018
6.11%, 01/29/37	550,000	532,873
3.85%, 03/08/37 (a)(b)	700,000	565,845
4.24%, 04/24/38 (a)(b)	250,000	207,293
7.75%, 05/14/38	500,000	560,795
4.08%, 04/23/40 (a)(b)	450,000	357,336
2.68%, 06/19/41 (a)(b)	1,550,000	1,001,889
5.88%, 02/07/42	450,000	436,162
3.31%, 04/22/42 (a)(b)	1,050,000	742,486
5.00%, 01/21/44	450,000	390,006
4.88%, 04/01/44	200,000	173,092
4.75%, 04/21/45	200,000	164,880
4.44%, 01/20/48 (a)(b)	650,000	528,580
3.95%, 01/23/49 (a)(b)	350,000	258,577
4.33%, 03/15/50 (a)(b)	800,000	630,360
4.08%, 03/20/51 (a)(b)	1,200,000	902,928
2.83%, 10/24/51 (a)(b)	300,000	178,176
3.48%, 03/13/52 (a)(b)	300,000	200,853
2.97%, 07/21/52 (a)(b)	550,000	338,300
Bank of America NA
6.00%, 10/15/36	350,000	345,671
Bank of Montreal
0.45%, 12/08/23	350,000	332,917
3.30%, 02/05/24	550,000	538,422
2.15%, 03/08/24	400,000	384,556
2.50%, 06/28/24	400,000	383,864
1.50%, 01/10/25	500,000	460,620
1.85%, 05/01/25	475,000	437,888
3.70%, 06/07/25	400,000	384,924
1.25%, 09/15/26	400,000	342,480
0.95%, 01/22/27 (a)(b)	300,000	260,337
2.65%, 03/08/27	300,000	267,951
4.34%, 10/05/28 (a)(b)	300,000	296,265
3.80%, 12/15/32 (a)(b)	379,000	331,155
3.09%, 01/10/37 (a)(b)	100,000	75,422
Bank of New York Mellon Corp.
0.35%, 12/07/23 (a)	150,000	142,901
3.65%, 02/04/24 (a)	150,000	147,977
3.25%, 09/11/24 (a)	350,000	341,243
2.10%, 10/24/24	445,000	421,931
0.85%, 10/25/24 (a)	250,000	230,983
3.00%, 02/24/25 (a)	350,000	336,945
1.60%, 04/24/25 (a)	550,000	508,024
3.35%, 04/25/25 (a)	100,000	96,659
3.43%, 06/13/25 (a)(b)	400,000	390,376
3.95%, 11/18/25 (a)	550,000	535,892
0.75%, 01/28/26 (a)	150,000	131,925
2.45%, 08/17/26 (a)	300,000	275,037
2.05%, 01/26/27 (a)	250,000	222,353
3.25%, 05/16/27 (a)	300,000	280,911
3.40%, 01/29/28 (a)	250,000	229,593
3.44%, 02/07/28 (a)(b)	300,000	277,476
3.85%, 04/28/28	100,000	93,989
1.65%, 07/14/28 (a)	100,000	82,988
3.00%, 10/30/28 (a)	225,000	196,189
3.30%, 08/23/29 (a)	250,000	221,010
1.80%, 07/28/31 (a)	400,000	306,160
4.29%, 06/13/33 (a)(b)	250,000	230,285
Bank of Nova Scotia
3.40%, 02/11/24	350,000	343,277
0.70%, 04/15/24	400,000	374,940
1.45%, 01/10/25	500,000	459,425
2.20%, 02/03/25	400,000	374,068
3.45%, 04/11/25	500,000	479,050
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.30%, 06/11/25	300,000	270,180
4.50%, 12/16/25	400,000	386,356
1.05%, 03/02/26	350,000	305,288
1.35%, 06/24/26	250,000	217,873
2.70%, 08/03/26	500,000	456,465
1.95%, 02/02/27	250,000	217,563
2.95%, 03/11/27	250,000	226,395
2.15%, 08/01/31	200,000	151,624
2.45%, 02/02/32	300,000	228,891
4.59%, 05/04/37 (a)(b)	350,000	294,942
Bank OZK
2.75%, 10/01/31 (a)(b)	125,000	107,370
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	195,154
5.13%, 06/11/30 (a)	100,000	92,620
Barclays Bank PLC
3.75%, 05/15/24	200,000	196,430
Barclays PLC
4.38%, 09/11/24	200,000	193,612
1.01%, 12/10/24 (a)(b)	250,000	235,498
3.65%, 03/16/25	600,000	569,358
3.93%, 05/07/25 (a)(b)	700,000	673,225
4.38%, 01/12/26	700,000	661,913
2.85%, 05/07/26 (a)(b)	400,000	363,712
5.20%, 05/12/26	650,000	616,440
5.30%, 08/09/26 (a)(b)	500,000	480,705
2.28%, 11/24/27 (a)(b)	400,000	335,108
4.34%, 01/10/28 (a)	400,000	357,532
4.84%, 05/09/28 (a)	600,000	533,256
5.50%, 08/09/28 (a)(b)	500,000	469,280
4.97%, 05/16/29 (a)(b)	550,000	496,468
5.09%, 06/20/30 (a)(b)	450,000	392,787
2.65%, 06/24/31 (a)(b)	200,000	149,146
2.67%, 03/10/32 (a)(b)	350,000	256,004
2.89%, 11/24/32 (a)(b)	400,000	289,900
5.75%, 08/09/33 (a)(b)	300,000	273,093
3.56%, 09/23/35 (a)(b)	300,000	222,522
3.81%, 03/10/42 (a)(b)	300,000	187,611
3.33%, 11/24/42 (a)(b)	300,000	191,355
5.25%, 08/17/45	400,000	322,032
4.95%, 01/10/47	400,000	311,884
BNP Paribas S.A.
4.25%, 10/15/24	300,000	293,100
BPCE S.A.
4.00%, 04/15/24	500,000	491,360
3.38%, 12/02/26	250,000	231,403
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	300,000	285,300
3.10%, 04/02/24	250,000	243,625
2.25%, 01/28/25	400,000	374,844
3.30%, 04/07/25	400,000	381,892
3.95%, 08/04/25	400,000	386,824
0.95%, 10/23/25	200,000	176,368
3.45%, 04/07/27 (c)	300,000	276,321
3.60%, 04/07/32 (a)	300,000	254,244
Capital One Bank USA NA
2.28%, 01/28/26 (a)(b)	325,000	302,250
Capital One Financial Corp.
3.90%, 01/29/24 (a)	450,000	443,641
3.75%, 04/24/24 (a)	200,000	195,868
3.30%, 10/30/24 (a)	450,000	433,755
1.34%, 12/06/24 (a)(b)	250,000	237,700
3.20%, 02/05/25 (a)	500,000	474,760
4.17%, 05/09/25 (a)(b)	300,000	292,272
4.20%, 10/29/25 (a)	550,000	528,269
2.64%, 03/03/26 (a)(b)	400,000	371,880
4.99%, 07/24/26 (a)(b)	400,000	391,668

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 07/28/26 (a)	500,000	462,830
3.75%, 03/09/27 (a)	250,000	230,530
3.65%, 05/11/27 (a)	250,000	229,548
1.88%, 11/02/27 (a)(b)	200,000	170,504
3.80%, 01/31/28 (a)	550,000	497,326
4.93%, 05/10/28 (a)(b)	300,000	285,771
3.27%, 03/01/30 (a)(b)	400,000	336,012
2.36%, 07/29/32 (a)(b)	325,000	231,244
2.62%, 11/02/32 (a)(b)	200,000	150,564
5.27%, 05/10/33 (a)(b)	350,000	325,924
Citibank NA
3.65%, 01/23/24 (a)	850,000	839,876
Citigroup, Inc.
3.88%, 10/25/23	350,000	345,562
3.75%, 06/16/24	200,000	196,950
4.00%, 08/05/24	250,000	244,793
0.78%, 10/30/24 (a)(b)	500,000	475,640
3.88%, 03/26/25	200,000	192,252
3.35%, 04/24/25 (a)(b)	800,000	772,256
3.30%, 04/27/25	565,000	539,083
0.98%, 05/01/25 (a)(b)	600,000	556,932
4.14%, 05/24/25 (a)(b)	350,000	342,286
4.40%, 06/10/25	750,000	729,855
5.50%, 09/13/25	450,000	449,442
3.70%, 01/12/26	600,000	567,990
4.60%, 03/09/26	450,000	436,099
3.29%, 03/17/26 (a)(b)	400,000	377,768
3.11%, 04/08/26 (a)(b)	1,350,000	1,267,123
3.40%, 05/01/26	700,000	653,674
3.20%, 10/21/26 (a)	850,000	779,076
4.30%, 11/20/26	350,000	331,454
1.12%, 01/28/27 (a)(b)	600,000	513,678
1.46%, 06/09/27 (a)(b)	800,000	681,824
4.45%, 09/29/27	1,200,000	1,113,900
3.89%, 01/10/28 (a)(b)	1,050,000	968,740
6.63%, 01/15/28	350,000	367,973
3.07%, 02/24/28 (a)(b)	500,000	446,010
4.66%, 05/24/28 (a)(b)	300,000	285,339
3.67%, 07/24/28 (a)(b)	900,000	813,483
4.13%, 07/25/28	650,000	587,671
3.52%, 10/27/28 (a)(b)	900,000	805,455
4.08%, 04/23/29 (a)(b)	300,000	271,920
3.98%, 03/20/30 (a)(b)	750,000	666,585
2.98%, 11/05/30 (a)(b)	350,000	288,348
2.67%, 01/29/31 (a)(b)	750,000	599,145
4.41%, 03/31/31 (a)(b)	1,200,000	1,079,712
2.57%, 06/03/31 (a)(b)	1,200,000	945,792
2.56%, 05/01/32 (a)(b)	750,000	576,637
6.63%, 06/15/32	300,000	304,548
2.52%, 11/03/32 (a)(b)	600,000	454,926
3.06%, 01/25/33 (a)(b)	750,000	591,660
5.88%, 02/22/33	150,000	145,161
3.79%, 03/17/33 (a)(b)	500,000	419,795
4.91%, 05/24/33 (a)(b)	700,000	644,546
6.00%, 10/31/33	200,000	195,842
3.88%, 01/24/39 (a)(b)	300,000	243,615
8.13%, 07/15/39	550,000	651,112
5.32%, 03/26/41 (a)(b)	400,000	362,216
5.88%, 01/30/42	400,000	382,216
2.90%, 11/03/42 (a)(b)	250,000	161,440
6.68%, 09/13/43	300,000	306,768
5.30%, 05/06/44	250,000	218,528
4.65%, 07/30/45	200,000	160,882
4.75%, 05/18/46	600,000	478,608
4.28%, 04/24/48 (a)(b)	300,000	236,526
4.65%, 07/23/48 (a)	700,000	570,374
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citizens Bank NA
4.12%, 05/23/25 (a)(b)	250,000	245,660
3.75%, 02/18/26 (a)	100,000	95,333
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	150,000	144,665
2.85%, 07/27/26 (a)	150,000	137,601
2.50%, 02/06/30 (a)	200,000	157,656
3.25%, 04/30/30 (a)	300,000	245,766
2.64%, 09/30/32 (a)	250,000	183,660
Comerica Bank
4.00%, 07/27/25	250,000	239,278
Comerica, Inc.
4.00%, 02/01/29 (a)	150,000	139,665
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	236,258
1.38%, 01/10/25	100,000	92,287
3.38%, 05/21/25	700,000	673,561
4.38%, 08/04/25	500,000	478,255
3.75%, 07/21/26	500,000	462,205
5.25%, 05/24/41	350,000	350,420
5.75%, 12/01/43	450,000	414,886
5.25%, 08/04/45	250,000	213,380
Credit Suisse AG
0.50%, 02/02/24	250,000	232,915
4.75%, 08/09/24	250,000	243,720
3.63%, 09/09/24	1,050,000	1,001,605
3.70%, 02/21/25	500,000	470,280
2.95%, 04/09/25	500,000	459,595
1.25%, 08/07/26	600,000	494,952
5.00%, 07/09/27	250,000	230,790
Credit Suisse Group AG
3.75%, 03/26/25	750,000	699,187
4.55%, 04/17/26	500,000	461,440
4.88%, 05/15/45	500,000	357,740
Credit Suisse USA, Inc.
7.13%, 07/15/32	300,000	301,125
Deutsche Bank AG
0.90%, 05/28/24	300,000	277,677
3.70%, 05/30/24	549,000	532,764
1.45%, 04/01/25 (a)(b)	150,000	137,772
3.96%, 11/26/25 (a)(b)	700,000	653,800
4.10%, 01/13/26	550,000	523,844
1.69%, 03/19/26	300,000	261,798
6.12%, 07/14/26 (a)(b)	200,000	194,568
2.13%, 11/24/26 (a)(b)	550,000	467,907
2.31%, 11/16/27 (a)(b)	500,000	407,110
2.55%, 01/07/28 (a)(b)	500,000	408,635
3.55%, 09/18/31 (a)(b)	450,000	344,277
3.04%, 05/28/32 (a)(b)	300,000	215,874
Discover Bank
2.45%, 09/12/24 (a)	300,000	283,971
4.65%, 09/13/28 (a)	750,000	682,012
2.70%, 02/06/30 (a)	250,000	196,213
Discover Financial Services
3.95%, 11/06/24 (a)	200,000	195,042
3.75%, 03/04/25 (a)	250,000	239,228
Fifth Third Bancorp
4.30%, 01/16/24 (a)	250,000	247,625
3.65%, 01/25/24 (a)	575,000	564,684
2.38%, 01/28/25 (a)	50,000	46,777
2.55%, 05/05/27 (a)	300,000	267,270
1.71%, 11/01/27 (a)(b)	250,000	216,908
3.95%, 03/14/28 (a)	200,000	187,280
8.25%, 03/01/38	350,000	416,265

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	244,190
3.85%, 03/15/26 (a)	300,000	283,581
2.25%, 02/01/27 (a)	50,000	44,590
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	243,035
First Horizon Corp.
4.00%, 05/26/25 (a)	100,000	96,439
First Republic Bank
4.38%, 08/01/46 (a)	250,000	197,545
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (a)(b)	250,000	235,343
6.13%, 03/09/28	200,000	198,942
Goldman Sachs Capital l
6.35%, 02/15/34	300,000	295,962
Goldman Sachs Group, Inc.
1.22%, 12/06/23 (a)	600,000	575,640
3.63%, 02/20/24 (a)	500,000	491,695
4.00%, 03/03/24	950,000	937,317
3.00%, 03/15/24	650,000	632,053
3.85%, 07/08/24 (a)	700,000	685,783
0.93%, 10/21/24 (a)(b)	500,000	474,600
3.50%, 01/23/25 (a)	700,000	672,959
1.76%, 01/24/25 (a)(b)	500,000	475,595
3.50%, 04/01/25 (a)	1,100,000	1,052,216
3.75%, 05/22/25 (a)	700,000	671,916
3.27%, 09/29/25 (a)(b)	800,000	762,784
4.25%, 10/21/25	600,000	579,786
0.86%, 02/12/26 (a)(b)	150,000	134,357
3.75%, 02/25/26 (a)	350,000	331,919
3.50%, 11/16/26 (a)	900,000	831,474
1.09%, 12/09/26 (a)(b)	750,000	647,962
5.95%, 01/15/27	265,000	268,829
3.85%, 01/26/27 (a)	995,000	927,887
1.43%, 03/09/27 (a)(b)	900,000	775,134
1.54%, 09/10/27 (a)(b)	850,000	719,219
1.95%, 10/21/27 (a)(b)	1,200,000	1,027,104
2.64%, 02/24/28 (a)(b)	750,000	651,937
3.62%, 03/15/28 (a)(b)	500,000	455,240
3.69%, 06/05/28 (a)(b)	700,000	634,508
4.48%, 08/23/28 (a)(b)	500,000	469,815
3.81%, 04/23/29 (a)(b)	675,000	600,959
4.22%, 05/01/29 (a)(b)	1,050,000	956,749
2.60%, 02/07/30 (a)	600,000	484,302
3.80%, 03/15/30 (a)	700,000	607,971
1.99%, 01/27/32 (a)(b)	800,000	592,384
2.62%, 04/22/32 (a)(b)	600,000	465,450
2.38%, 07/21/32 (a)(b)	1,000,000	756,050
2.65%, 10/21/32 (a)(b)	900,000	690,552
6.13%, 02/15/33	200,000	202,188
3.10%, 02/24/33 (a)(b)	1,200,000	954,156
6.45%, 05/01/36	200,000	196,664
6.75%, 10/01/37	1,650,000	1,652,788
4.02%, 10/31/38 (a)(b)	700,000	555,604
4.41%, 04/23/39 (a)(b)	500,000	417,505
6.25%, 02/01/41	750,000	745,027
3.21%, 04/22/42 (a)(b)	600,000	407,886
2.91%, 07/21/42 (a)(b)	500,000	321,870
3.44%, 02/24/43 (a)(b)	500,000	348,575
4.80%, 07/08/44 (a)	525,000	435,834
5.15%, 05/22/45	600,000	501,030
4.75%, 10/21/45 (a)	550,000	459,178
HSBC Bank USA NA
5.63%, 08/15/35	250,000	227,993
7.00%, 01/15/39	200,000	213,006
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HSBC Holdings PLC
4.25%, 03/14/24	500,000	489,960
1.16%, 11/22/24 (a)(b)	400,000	378,240
3.80%, 03/11/25 (a)(b)	850,000	822,188
0.98%, 05/24/25 (a)(b)	200,000	183,830
4.25%, 08/18/25	400,000	380,920
2.63%, 11/07/25 (a)(b)	500,000	464,015
4.18%, 12/09/25 (a)(b)	400,000	382,756
4.30%, 03/08/26	1,000,000	958,310
3.00%, 03/10/26 (a)(b)	400,000	369,964
1.65%, 04/18/26 (a)(b)	750,000	668,107
3.90%, 05/25/26	700,000	656,502
2.10%, 06/04/26 (a)(b)	650,000	582,705
4.29%, 09/12/26 (a)(b)	800,000	755,464
4.38%, 11/23/26	550,000	513,854
1.59%, 05/24/27 (a)(b)	750,000	628,117
2.25%, 11/22/27 (a)(b)	400,000	336,740
4.04%, 03/13/28 (a)(b)	800,000	719,864
4.76%, 06/09/28 (a)(b)	600,000	551,142
5.21%, 08/11/28 (a)(b)	600,000	562,236
2.01%, 09/22/28 (a)(b)	650,000	523,178
4.58%, 06/19/29 (a)(b)	950,000	847,485
2.21%, 08/17/29 (a)(b)	650,000	505,836
4.95%, 03/31/30	700,000	644,539
3.97%, 05/22/30 (a)(b)	900,000	761,409
2.85%, 06/04/31 (a)(b)	250,000	192,008
2.36%, 08/18/31 (a)(b)	500,000	368,400
2.80%, 05/24/32 (a)(b)	900,000	662,580
2.87%, 11/22/32 (a)(b)	600,000	438,648
4.76%, 03/29/33 (a)(b)	400,000	330,952
5.40%, 08/11/33 (a)(b)	700,000	620,186
6.50%, 05/02/36	450,000	427,099
6.50%, 09/15/37	750,000	705,945
6.80%, 06/01/38	300,000	295,167
6.10%, 01/14/42	75,000	72,698
5.25%, 03/14/44	595,000	484,580
HSBC USA, Inc.
3.75%, 05/24/24	250,000	244,905
3.50%, 06/23/24	200,000	195,142
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	250,000	239,073
4.00%, 05/15/25 (a)	150,000	145,496
2.55%, 02/04/30 (a)	250,000	202,788
2.49%, 08/15/36 (a)(b)	300,000	212,361
Huntington National Bank
3.55%, 10/06/23 (a)	250,000	247,403
4.55%, 05/17/28 (a)(b)	250,000	241,035
ING Groep N.V.
4.10%, 10/02/23	400,000	394,804
3.55%, 04/09/24	350,000	341,289
3.87%, 03/28/26 (a)(b)	400,000	379,436
3.95%, 03/29/27	500,000	461,175
1.73%, 04/01/27 (a)(b)	300,000	257,484
4.02%, 03/28/28 (a)(b)	400,000	363,888
4.55%, 10/02/28	250,000	229,660
4.05%, 04/09/29	255,000	225,884
2.73%, 04/01/32 (a)(b)	250,000	191,243
4.25%, 03/28/33 (a)(b)	300,000	255,411
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	198,008
JPMorgan Chase & Co.
3.88%, 02/01/24	470,000	465,502
3.63%, 05/13/24	500,000	491,685
3.88%, 09/10/24	800,000	783,496
4.02%, 12/05/24 (a)(b)	700,000	689,227
3.13%, 01/23/25 (a)	775,000	743,264
0.56%, 02/16/25 (a)(b)	300,000	280,806

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.22%, 03/01/25 (a)(b)	600,000	580,758
0.82%, 06/01/25 (a)(b)	700,000	648,284
3.85%, 06/14/25 (a)(b)	600,000	583,962
0.97%, 06/23/25 (a)(b)	700,000	648,207
3.90%, 07/15/25 (a)	750,000	726,832
7.75%, 07/15/25	100,000	107,211
0.77%, 08/09/25 (a)(b)	250,000	229,548
2.30%, 10/15/25 (a)(b)	650,000	609,921
1.56%, 12/10/25 (a)(b)	100,000	91,723
2.60%, 02/24/26 (a)(b)	400,000	372,276
2.01%, 03/13/26 (a)(b)	700,000	641,053
3.30%, 04/01/26 (a)	725,000	680,246
2.08%, 04/22/26 (a)(b)	1,050,000	957,012
4.08%, 04/26/26 (a)(b)	500,000	480,860
3.20%, 06/15/26 (a)	599,000	556,651
2.95%, 10/01/26 (a)	925,000	848,854
7.63%, 10/15/26	150,000	163,626
1.05%, 11/19/26 (a)(b)	800,000	693,160
4.13%, 12/15/26	600,000	566,988
3.96%, 01/29/27 (a)(b)	550,000	519,926
1.04%, 02/04/27 (a)(b)	650,000	555,756
1.58%, 04/22/27 (a)(b)	1,000,000	865,840
8.00%, 04/29/27	150,000	165,014
1.47%, 09/22/27 (a)(b)	750,000	635,182
4.25%, 10/01/27	493,000	463,011
3.63%, 12/01/27 (a)	300,000	272,838
3.78%, 02/01/28 (a)(b)	1,000,000	917,570
2.95%, 02/24/28 (a)(b)	500,000	443,380
4.32%, 04/26/28 (a)(b)	500,000	470,470
3.54%, 05/01/28 (a)(b)	800,000	725,880
2.18%, 06/01/28 (a)(b)	500,000	425,695
4.85%, 07/25/28 (a)(b)	1,000,000	960,010
3.51%, 01/23/29 (a)(b)	750,000	665,782
4.01%, 04/23/29 (a)(b)	750,000	679,530
2.07%, 06/01/29 (a)(b)	750,000	609,735
4.20%, 07/23/29 (a)(b)	900,000	819,216
4.45%, 12/05/29 (a)(b)	750,000	687,435
3.70%, 05/06/30 (a)(b)	900,000	787,392
8.75%, 09/01/30	200,000	237,796
2.74%, 10/15/30 (a)(b)	1,200,000	978,480
4.49%, 03/24/31 (a)(b)	1,000,000	913,630
2.52%, 04/22/31 (a)(b)	950,000	752,761
2.96%, 05/13/31 (a)(b)	900,000	715,851
1.76%, 11/19/31 (a)(b)	500,000	367,585
1.95%, 02/04/32 (a)(b)	900,000	666,207
2.58%, 04/22/32 (a)(b)	1,100,000	852,951
2.55%, 11/08/32 (a)(b)	750,000	570,750
2.96%, 01/25/33 (a)(b)	800,000	630,760
4.59%, 04/26/33 (a)(b)	500,000	450,500
4.91%, 07/25/33 (a)(b)	1,000,000	924,520
6.40%, 05/15/38	750,000	769,845
3.88%, 07/24/38 (a)(b)	900,000	707,184
5.50%, 10/15/40	350,000	329,340
3.11%, 04/22/41 (a)(b)	450,000	311,481
5.60%, 07/15/41	500,000	475,700
2.53%, 11/19/41 (a)(b)	500,000	313,880
5.40%, 01/06/42	350,000	323,894
3.16%, 04/22/42 (a)(b)	650,000	446,108
5.63%, 08/16/43	400,000	367,804
4.85%, 02/01/44	100,000	86,032
4.95%, 06/01/45	400,000	335,884
4.26%, 02/22/48 (a)(b)	175,000	138,166
4.03%, 07/24/48 (a)(b)	500,000	381,295
3.96%, 11/15/48 (a)(b)	1,100,000	824,901
3.90%, 01/23/49 (a)(b)	550,000	409,271
3.11%, 04/22/51 (a)(b)	750,000	471,637
3.33%, 04/22/52 (a)(b)	1,100,000	723,514
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KeyBank NA
3.30%, 06/01/25	450,000	430,776
4.39%, 12/14/27	250,000	240,045
6.95%, 02/01/28	150,000	154,929
3.90%, 04/13/29	250,000	220,728
KeyCorp
4.15%, 10/29/25	100,000	96,861
2.25%, 04/06/27	250,000	217,100
4.10%, 04/30/28	400,000	371,912
2.55%, 10/01/29	150,000	122,649
4.79%, 06/01/33 (a)(b)	250,000	230,463
Lloyds Banking Group PLC
3.90%, 03/12/24	350,000	342,815
4.50%, 11/04/24	300,000	293,481
4.45%, 05/08/25	400,000	387,600
3.87%, 07/09/25 (a)(b)	400,000	385,864
4.58%, 12/10/25	200,000	192,802
2.44%, 02/05/26 (a)(b)	250,000	230,085
3.51%, 03/18/26 (a)(b)	300,000	281,271
4.65%, 03/24/26	750,000	705,712
4.72%, 08/11/26 (a)(b)	250,000	240,500
3.75%, 01/11/27	400,000	366,388
1.63%, 05/11/27 (a)(b)	300,000	255,447
3.75%, 03/18/28 (a)(b)	300,000	270,345
4.38%, 03/22/28	600,000	546,822
4.55%, 08/16/28	200,000	182,494
3.57%, 11/07/28 (a)(b)	750,000	658,635
5.30%, 12/01/45	250,000	203,358
3.37%, 12/14/46 (a)(b)	250,000	155,325
4.34%, 01/09/48	500,000	353,795
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	238,470
3.40%, 08/17/27	250,000	225,148
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24	500,000	488,725
2.80%, 07/18/24	300,000	288,069
2.19%, 02/25/25	850,000	788,332
3.78%, 03/02/25	350,000	339,738
1.41%, 07/17/25	600,000	538,764
4.79%, 07/18/25 (a)(b)	500,000	493,630
0.95%, 07/19/25 (a)(b)	700,000	644,665
0.96%, 10/11/25 (a)(b)	400,000	364,532
3.85%, 03/01/26	750,000	712,485
2.76%, 09/13/26	200,000	180,576
3.68%, 02/22/27	300,000	278,076
1.54%, 07/20/27 (a)(b)	500,000	427,425
3.29%, 07/25/27	550,000	497,057
2.34%, 01/19/28 (a)(b)	400,000	346,156
3.96%, 03/02/28	250,000	230,433
5.02%, 07/20/28 (a)(b)	400,000	384,724
3.74%, 03/07/29	450,000	403,781
3.20%, 07/18/29	650,000	549,659
2.56%, 02/25/30	400,000	322,348
2.05%, 07/17/30	550,000	420,128
2.31%, 07/20/32 (a)(b)	500,000	375,625
2.85%, 01/19/33 (a)(b)	400,000	311,028
4.32%, 04/19/33 (a)(b)	200,000	177,250
5.13%, 07/20/33 (a)(b)	400,000	375,880
4.29%, 07/26/38	150,000	128,433
4.15%, 03/07/39	150,000	124,151
3.75%, 07/18/39	500,000	392,300
Mizuho Financial Group, Inc.
2.56%, 09/13/25 (a)(b)	200,000	188,142
2.23%, 05/25/26 (a)(b)	400,000	363,596
3.66%, 02/28/27	200,000	182,972
1.23%, 05/22/27 (a)(b)	250,000	211,813
1.55%, 07/09/27 (a)(b)	250,000	212,688
3.17%, 09/11/27	700,000	617,925

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.02%, 03/05/28	300,000	274,692
4.25%, 09/11/29 (a)(b)	550,000	496,369
3.15%, 07/16/30 (a)(b)	250,000	208,643
2.87%, 09/13/30 (a)(b)	200,000	162,830
2.59%, 05/25/31 (a)(b)	250,000	195,990
2.20%, 07/10/31 (a)(b)	250,000	189,655
1.98%, 09/08/31 (a)(b)	400,000	296,124
2.56%, 09/13/31	200,000	147,914
2.26%, 07/09/32 (a)(b)	250,000	185,055
Morgan Stanley
3.88%, 04/29/24	850,000	836,187
3.70%, 10/23/24	850,000	829,404
0.79%, 01/22/25 (a)(b)	250,000	234,288
3.62%, 04/17/25 (a)(b)	600,000	582,690
0.79%, 05/30/25 (a)(b)	900,000	828,765
2.72%, 07/22/25 (a)(b)	490,000	465,157
4.00%, 07/23/25	900,000	873,783
0.86%, 10/21/25 (a)(b)	300,000	272,196
1.16%, 10/21/25 (a)(b)	500,000	455,770
5.00%, 11/24/25	600,000	593,064
3.88%, 01/27/26	850,000	811,214
2.63%, 02/18/26 (a)(b)	500,000	465,985
2.19%, 04/28/26 (a)(b)	750,000	688,867
4.68%, 07/17/26 (a)(b)	600,000	584,394
3.13%, 07/27/26	1,000,000	922,440
6.25%, 08/09/26	200,000	204,900
4.35%, 09/08/26	750,000	716,730
0.99%, 12/10/26 (a)(b)	700,000	604,156
3.63%, 01/20/27	900,000	839,448
3.95%, 04/23/27	650,000	604,942
1.59%, 05/04/27 (a)(b)	750,000	648,217
1.51%, 07/20/27 (a)(b)	750,000	639,787
2.48%, 01/21/28 (a)(b)	750,000	656,497
4.21%, 04/20/28 (a)(b)	750,000	701,850
3.59%, 07/22/28 (a)(b)	900,000	814,347
3.77%, 01/24/29 (a)(b)	850,000	766,666
4.43%, 01/23/30 (a)(b)	1,100,000	1,014,200
2.70%, 01/22/31 (a)(b)	1,150,000	931,810
3.62%, 04/01/31 (a)(b)	1,000,000	862,280
1.79%, 02/13/32 (a)(b)	450,000	329,364
7.25%, 04/01/32	400,000	436,332
1.93%, 04/28/32 (a)(b)	600,000	442,308
2.24%, 07/21/32 (a)(b)	1,100,000	827,673
2.51%, 10/20/32 (a)(b)	750,000	574,552
2.94%, 01/21/33 (a)(b)	750,000	594,300
4.89%, 07/20/33 (a)(b)	500,000	465,195
2.48%, 09/16/36 (a)(b)	900,000	645,381
5.30%, 04/20/37 (a)(b)	400,000	360,948
3.97%, 07/22/38 (a)(b)	650,000	520,546
4.46%, 04/22/39 (a)(b)	250,000	212,363
3.22%, 04/22/42 (a)(b)	700,000	489,993
6.38%, 07/24/42	600,000	624,540
4.30%, 01/27/45	100,000	79,429
4.38%, 01/22/47	750,000	602,602
5.60%, 03/24/51 (a)(b)	500,000	480,045
2.80%, 01/25/52 (a)(b)	575,000	347,915
National Australia Bank Ltd.
3.50%, 06/09/25	250,000	241,090
3.38%, 01/14/26	250,000	238,225
2.50%, 07/12/26	250,000	228,730
3.91%, 06/09/27	500,000	477,495
National Bank of Canada
0.55%, 11/15/24 (a)(b)	250,000	236,965
3.75%, 06/09/25 (a)(b)	250,000	242,633
Natwest Group PLC
5.13%, 05/28/24	400,000	394,752
4.27%, 03/22/25 (a)(b)	600,000	583,428
4.80%, 04/05/26	600,000	575,598
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.64%, 06/14/27 (a)(b)	250,000	210,233
3.07%, 05/22/28 (a)(b)	300,000	258,648
5.52%, 09/30/28 (a)(b)	300,000	285,465
4.89%, 05/18/29 (a)(b)	550,000	501,545
3.75%, 11/01/29 (a)(b)	200,000	185,330
5.08%, 01/27/30 (a)(b)	550,000	501,759
4.45%, 05/08/30 (a)(b)	300,000	263,217
3.03%, 11/28/35 (a)(b)	250,000	178,230
New York Community Bancorp, Inc.
5.90%, 11/06/28 (a)(b)	200,000	193,618
Northern Trust Corp.
3.95%, 10/30/25	300,000	293,223
4.00%, 05/10/27 (a)	150,000	145,397
3.65%, 08/03/28 (a)	250,000	233,603
3.15%, 05/03/29 (a)	150,000	134,171
1.95%, 05/01/30 (a)	250,000	199,160
3.38%, 05/08/32 (a)(b)	200,000	180,390
PNC Bank NA
2.50%, 08/27/24 (a)	250,000	239,848
3.30%, 10/30/24 (a)	250,000	242,280
3.88%, 04/10/25 (a)	250,000	242,190
3.25%, 06/01/25 (a)	500,000	479,830
3.10%, 10/25/27 (a)	300,000	274,290
3.25%, 01/22/28 (a)	250,000	229,525
4.05%, 07/26/28	550,000	506,649
2.70%, 10/22/29	300,000	246,288
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	350,000	344,544
3.90%, 04/29/24 (a)	100,000	98,646
2.20%, 11/01/24 (a)	200,000	190,090
2.60%, 07/23/26 (a)	300,000	274,626
3.15%, 05/19/27 (a)	100,000	91,917
3.45%, 04/23/29 (a)	500,000	449,195
2.55%, 01/22/30 (a)	700,000	578,823
2.31%, 04/23/32 (a)(b)	300,000	236,550
Regions Bank
6.45%, 06/26/37	250,000	258,983
Regions Financial Corp.
2.25%, 05/18/25 (a)	250,000	232,023
1.80%, 08/12/28 (a)	250,000	205,718
Royal Bank of Canada
3.70%, 10/05/23	250,000	247,660
0.50%, 10/26/23	425,000	407,163
0.43%, 01/19/24	550,000	521,812
2.55%, 07/16/24	500,000	480,295
3.97%, 07/26/24	500,000	491,610
0.75%, 10/07/24	200,000	183,924
2.25%, 11/01/24	750,000	710,445
1.60%, 01/21/25	200,000	185,234
3.38%, 04/14/25	600,000	577,188
1.15%, 06/10/25	200,000	180,500
0.88%, 01/20/26	650,000	565,194
4.65%, 01/27/26	450,000	438,439
1.20%, 04/27/26	350,000	305,008
1.15%, 07/14/26	300,000	259,125
1.40%, 11/02/26	200,000	171,620
3.63%, 05/04/27	400,000	372,168
2.30%, 11/03/31	500,000	385,565
3.88%, 05/04/32	250,000	220,573
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	250,000	242,415
3.45%, 06/02/25 (a)	250,000	234,645
4.50%, 07/17/25 (a)	600,000	574,632
3.24%, 10/05/26 (a)(d)	350,000	314,171
4.40%, 07/13/27 (a)	400,000	368,736

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santander UK Group Holdings PLC
1.09%, 03/15/25 (a)(b)	500,000	462,145
1.53%, 08/21/26 (a)(b)	400,000	346,808
1.67%, 06/14/27 (a)(b)	200,000	166,034
2.47%, 01/11/28 (a)(b)	400,000	333,456
3.82%, 11/03/28 (a)(b)	200,000	172,552
2.90%, 03/15/32 (a)(b)	200,000	149,576
Santander UK PLC
4.00%, 03/13/24	400,000	393,856
2.88%, 06/18/24	100,000	96,183
Signature Bank
4.00%, 10/15/30 (a)(b)	150,000	140,499
State Street Corp.
3.70%, 11/20/23	200,000	198,372
3.78%, 12/03/24 (a)(b)	250,000	247,215
3.30%, 12/16/24	400,000	388,456
3.55%, 08/18/25	571,000	552,197
2.35%, 11/01/25 (a)(b)	450,000	425,623
2.90%, 03/30/26 (a)(b)	100,000	94,540
2.65%, 05/19/26	250,000	233,205
4.14%, 12/03/29 (a)(b)	300,000	281,037
2.40%, 01/24/30	250,000	208,795
2.20%, 03/03/31	200,000	156,342
3.15%, 03/30/31 (a)(b)	200,000	171,950
2.62%, 02/07/33 (a)(b)	150,000	120,189
4.42%, 05/13/33 (a)(b)	200,000	186,452
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	246,380
3.40%, 07/11/24	250,000	242,810
3.65%, 07/23/25	250,000	239,510
Sumitomo Mitsui Financial Group, Inc.
3.94%, 10/16/23	250,000	247,790
2.70%, 07/16/24	600,000	573,828
2.45%, 09/27/24	350,000	331,296
2.35%, 01/15/25	250,000	234,173
1.47%, 07/08/25	750,000	676,402
3.78%, 03/09/26	550,000	522,291
2.63%, 07/14/26	700,000	633,241
1.40%, 09/17/26	500,000	428,360
3.01%, 10/19/26	600,000	547,038
3.45%, 01/11/27	300,000	276,441
2.17%, 01/14/27	200,000	174,672
3.36%, 07/12/27	600,000	546,222
3.54%, 01/17/28	300,000	271,806
3.94%, 07/19/28	150,000	138,246
1.90%, 09/17/28	700,000	561,792
4.31%, 10/16/28 (c)	250,000	235,425
3.04%, 07/16/29	750,000	630,907
3.20%, 09/17/29	50,000	42,066
2.72%, 09/27/29	200,000	164,354
2.75%, 01/15/30	450,000	365,882
2.13%, 07/08/30	450,000	345,654
2.14%, 09/23/30	350,000	263,529
2.22%, 09/17/31	350,000	262,518
2.93%, 09/17/41	250,000	166,400
SVB Financial Group
3.50%, 01/29/25	100,000	95,882
3.13%, 06/05/30 (a)	250,000	203,743
1.80%, 02/02/31 (a)	350,000	250,859
4.57%, 04/29/33 (a)(b)	150,000	131,856
Svenska Handelsbanken AB
3.90%, 11/20/23	400,000	396,320
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	243,885
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	155,303
4.25%, 08/15/24 (a)	250,000	243,975
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 08/04/26 (a)	450,000	411,403
3.95%, 12/01/27 (a)	450,000	392,567
5.15%, 03/19/29 (a)	450,000	410,724
Toronto-Dominion Bank
0.55%, 03/04/24	150,000	141,090
3.25%, 03/11/24	400,000	390,852
2.65%, 06/12/24	500,000	480,355
0.70%, 09/10/24	300,000	276,723
1.45%, 01/10/25	200,000	185,226
1.15%, 06/12/25	500,000	450,465
0.75%, 09/11/25	525,000	463,459
0.75%, 01/06/26	375,000	325,230
1.20%, 06/03/26	500,000	433,710
1.25%, 09/10/26	500,000	428,000
1.95%, 01/12/27	250,000	217,903
2.80%, 03/10/27	350,000	315,893
4.11%, 06/08/27	500,000	472,695
2.00%, 09/10/31	200,000	149,818
3.63%, 09/15/31 (a)(b)	450,000	413,005
3.20%, 03/10/32	450,000	370,224
4.46%, 06/08/32	600,000	548,208
Truist Bank
3.20%, 04/01/24 (a)	350,000	341,856
1.50%, 03/10/25 (a)	400,000	368,196
3.63%, 09/16/25 (a)	750,000	716,722
4.05%, 11/03/25 (a)	350,000	339,822
3.80%, 10/30/26 (a)	250,000	235,925
2.25%, 03/11/30 (a)	600,000	471,270
Truist Financial Corp.
3.75%, 12/06/23 (a)	400,000	396,528
2.50%, 08/01/24 (a)	160,000	153,274
2.85%, 10/26/24 (a)	100,000	96,265
4.00%, 05/01/25 (a)	300,000	292,341
3.70%, 06/05/25 (a)	230,000	221,911
1.20%, 08/05/25 (a)	400,000	360,236
4.26%, 07/28/26 (a)(b)	400,000	389,944
1.13%, 08/03/27 (a)	600,000	493,080
4.12%, 06/06/28 (a)(b)	300,000	282,039
3.88%, 03/19/29 (a)	200,000	181,538
1.89%, 06/07/29 (a)(b)	350,000	287,564
4.92%, 07/28/33 (a)(b)	300,000	272,541
US Bancorp
3.70%, 01/30/24 (a)	250,000	247,500
3.38%, 02/05/24 (a)	450,000	442,656
2.40%, 07/30/24 (a)	400,000	384,164
3.60%, 09/11/24 (a)	500,000	491,130
1.45%, 05/12/25 (a)	500,000	459,765
3.95%, 11/17/25 (a)	300,000	292,563
3.10%, 04/27/26 (a)	100,000	93,580
2.38%, 07/22/26 (a)	400,000	365,904
3.15%, 04/27/27 (a)	750,000	696,817
3.90%, 04/26/28 (a)	450,000	425,295
1.38%, 07/22/30 (a)	450,000	339,417
2.68%, 01/27/33 (a)(b)	250,000	200,343
4.97%, 07/22/33 (a)(b)	400,000	375,860
2.49%, 11/03/36 (a)(b)	400,000	302,880
US Bank NA
2.05%, 01/21/25 (a)	300,000	282,621
2.80%, 01/27/25 (a)	250,000	239,315
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	150,000	134,751
Wachovia Corp.
7.57%, 08/01/26	200,000	212,770
5.50%, 08/01/35	100,000	93,019
Webster Financial Corp.
4.10%, 03/25/29 (a)	150,000	137,279

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo & Co.
4.48%, 01/16/24	350,000	348,145
3.75%, 01/24/24 (a)	800,000	788,288
3.30%, 09/09/24	550,000	531,734
3.00%, 02/19/25	900,000	855,819
3.55%, 09/29/25	750,000	714,307
2.41%, 10/30/25 (a)(b)	900,000	841,563
2.16%, 02/11/26 (a)(b)	1,000,000	921,640
3.00%, 04/22/26	1,250,000	1,145,550
3.91%, 04/25/26 (a)(b)	800,000	764,936
2.19%, 04/30/26 (a)(b)	1,000,000	914,820
4.10%, 06/03/26	800,000	762,224
3.00%, 10/23/26	1,000,000	906,660
3.20%, 06/17/27 (a)(b)	750,000	683,145
4.30%, 07/22/27	800,000	749,552
3.53%, 03/24/28 (a)(b)	1,075,000	976,304
3.58%, 05/22/28 (a)(b)	950,000	860,747
2.39%, 06/02/28 (a)(b)	750,000	644,190
4.81%, 07/25/28 (a)(b)	750,000	716,947
4.15%, 01/24/29 (a)	750,000	690,300
7.95%, 11/15/29	100,000	110,224
2.88%, 10/30/30 (a)(b)	600,000	494,208
2.57%, 02/11/31 (a)(b)	900,000	721,647
4.48%, 04/04/31 (a)(b)	700,000	640,829
3.35%, 03/02/33 (a)(b)	1,000,000	813,210
4.90%, 07/25/33 (a)(b)	1,000,000	920,340
5.38%, 02/07/35	100,000	94,769
5.95%, 12/15/36	100,000	95,200
3.07%, 04/30/41 (a)(b)	1,050,000	723,618
5.38%, 11/02/43	600,000	523,902
5.61%, 01/15/44	700,000	629,083
4.65%, 11/04/44	600,000	477,156
3.90%, 05/01/45	600,000	445,212
4.90%, 11/17/45	600,000	490,692
4.40%, 06/14/46	650,000	498,771
4.75%, 12/07/46	600,000	480,918
5.01%, 04/04/51 (a)(b)	1,550,000	1,338,735
4.61%, 04/25/53 (a)(b)	850,000	691,339
Wells Fargo Bank NA
5.95%, 08/26/36	275,000	269,781
5.85%, 02/01/37	250,000	241,925
6.60%, 01/15/38	450,000	472,081
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	150,000	129,417
Westpac Banking Corp.
3.30%, 02/26/24	250,000	246,328
1.02%, 11/18/24	300,000	278,646
2.35%, 02/19/25	400,000	378,760
2.85%, 05/13/26	800,000	745,200
1.15%, 06/03/26	400,000	350,684
2.70%, 08/19/26	550,000	506,522
3.35%, 03/08/27	400,000	373,904
3.40%, 01/25/28	300,000	276,711
1.95%, 11/20/28	150,000	125,103
2.65%, 01/16/30	250,000	212,308
2.89%, 02/04/30 (a)(b)	400,000	368,800
2.15%, 06/03/31	250,000	199,783
4.32%, 11/23/31 (a)(b)	550,000	502,650
5.41%, 08/10/33 (a)(b)	250,000	225,580
4.11%, 07/24/34 (a)(b)	400,000	341,176
2.67%, 11/15/35 (a)(b)	200,000	148,316
3.02%, 11/18/36 (a)(b)	250,000	184,463
4.42%, 07/24/39	400,000	321,820
2.96%, 11/16/40	400,000	256,572
3.13%, 11/18/41	300,000	192,765
Zions Bancorp NA
3.25%, 10/29/29 (a)	300,000	247,260
		373,108,636
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	125,000	124,133
3.30%, 06/15/30 (a)	150,000	124,238
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	248,382
3.70%, 10/15/24	275,000	268,691
3.00%, 04/02/25 (a)	150,000	143,427
2.88%, 09/15/26 (a)	150,000	138,729
BGC Partners, Inc.
3.75%, 10/01/24 (a)	50,000	48,074
BlackRock, Inc.
3.50%, 03/18/24	200,000	197,118
3.20%, 03/15/27	225,000	212,310
3.25%, 04/30/29 (a)	500,000	450,255
2.40%, 04/30/30 (a)	250,000	207,055
1.90%, 01/28/31 (a)	500,000	391,485
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	146,246
Brookfield Finance LLC
3.45%, 04/15/50 (a)	200,000	125,280
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	246,332
3.90%, 01/25/28 (a)	500,000	452,035
4.85%, 03/29/29 (a)	350,000	327,943
4.35%, 04/15/30 (a)	250,000	223,290
4.70%, 09/20/47 (a)	300,000	238,116
3.50%, 03/30/51 (a)	200,000	126,824
3.63%, 02/15/52 (a)	125,000	82,359
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	250,000	236,470
1.63%, 12/15/30 (a)	50,000	38,011
3.00%, 03/16/32 (a)	100,000	82,818
CI Financial Corp.
3.20%, 12/17/30 (a)	275,000	198,946
4.10%, 06/15/51 (a)	275,000	164,887
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	191,902
3.75%, 06/15/28 (a)	250,000	236,045
5.30%, 09/15/43 (a)	300,000	297,798
4.15%, 06/15/48 (a)	250,000	217,915
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	93,028
4.50%, 06/20/28 (a)	150,000	142,587
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	114,245
Franklin Resources, Inc.
2.85%, 03/30/25	150,000	142,791
1.60%, 10/30/30 (a)	250,000	188,430
2.95%, 08/12/51 (a)	100,000	63,657
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	350,000	338,702
3.75%, 12/01/25 (a)	250,000	241,332
3.10%, 09/15/27 (a)	150,000	136,464
4.00%, 09/15/27 (a)	450,000	426,960
3.75%, 09/21/28 (a)	200,000	184,494
4.35%, 06/15/29 (a)	300,000	283,995
2.10%, 06/15/30 (a)	350,000	279,618
1.85%, 09/15/32 (a)	500,000	365,210
4.60%, 03/15/33 (a)	425,000	396,759
2.65%, 09/15/40 (a)	250,000	167,985
4.25%, 09/21/48 (a)	275,000	224,147
3.00%, 06/15/50 (a)	400,000	261,448
4.95%, 06/15/52 (a)	450,000	399,663
3.00%, 09/15/60 (a)	450,000	267,880
5.20%, 06/15/62 (a)	300,000	269,892

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Invesco Finance PLC
4.00%, 01/30/24	50,000	49,307
3.75%, 01/15/26	350,000	334,747
5.38%, 11/30/43	100,000	91,371
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	150,000	148,085
Jefferies Group LLC
6.45%, 06/08/27	200,000	203,738
6.25%, 01/15/36	150,000	140,495
6.50%, 01/20/43	175,000	168,094
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	250,000	239,035
4.15%, 01/23/30	300,000	256,890
2.63%, 10/15/31 (a)	300,000	217,911
Lazard Group LLC
3.75%, 02/13/25	50,000	48,269
3.63%, 03/01/27 (a)	200,000	184,034
4.50%, 09/19/28 (a)	100,000	91,619
4.38%, 03/11/29 (a)	150,000	138,087
Legg Mason, Inc.
4.75%, 03/15/26	150,000	147,995
5.63%, 01/15/44	176,000	166,844
Nasdaq, Inc.
3.85%, 06/30/26 (a)	250,000	238,870
2.50%, 12/21/40 (a)	350,000	220,685
3.25%, 04/28/50 (a)	300,000	198,579
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	468,740
1.85%, 07/16/25	500,000	451,395
1.65%, 07/14/26	500,000	428,280
2.33%, 01/22/27	400,000	343,860
2.17%, 07/14/28	400,000	319,748
3.10%, 01/16/30	500,000	405,940
2.68%, 07/16/30	350,000	268,887
2.61%, 07/14/31	200,000	148,730
3.00%, 01/22/32	200,000	151,456
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	188,440
4.95%, 07/15/46	200,000	176,800
3.75%, 04/01/51 (a)	200,000	142,794
Stifel Financial Corp.
4.25%, 07/18/24	100,000	98,288
4.00%, 05/15/30 (a)	200,000	172,684
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(e)	125,000	123,238
0.75%, 03/18/24 (a)(e)	400,000	378,604
3.75%, 04/01/24 (a)(e)	80,000	78,997
3.00%, 03/10/25 (a)(e)	75,000	71,954
4.20%, 03/24/25 (a)(e)	150,000	148,359
3.63%, 04/01/25 (a)(e)	100,000	97,079
3.85%, 05/21/25 (a)(e)	200,000	195,594
3.45%, 02/13/26 (a)(e)	75,000	72,290
0.90%, 03/11/26 (a)(e)	325,000	283,094
1.15%, 05/13/26 (a)(e)	250,000	218,895
3.20%, 03/02/27 (a)(e)	175,000	163,482
2.45%, 03/03/27 (a)(e)	400,000	359,972
3.30%, 04/01/27 (a)(e)	175,000	163,642
3.20%, 01/25/28 (a)(e)	175,000	160,561
2.00%, 03/20/28 (a)(e)	325,000	279,724
4.00%, 02/01/29 (a)(e)	150,000	141,413
3.25%, 05/22/29 (a)(e)	150,000	135,330
2.75%, 10/01/29 (a)(e)	125,000	107,925
4.63%, 03/22/30 (a)(e)	125,000	121,048
1.65%, 03/11/31 (a)(e)	200,000	150,990
2.30%, 05/13/31 (a)(e)	200,000	159,928
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 12/01/31 (a)(e)	225,000	171,943
2.90%, 03/03/32 (a)(e)	250,000	206,712
		22,217,872
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	500,000	475,910
4.88%, 01/16/24 (a)	250,000	246,400
3.15%, 02/15/24 (a)	200,000	192,226
2.88%, 08/14/24 (a)	150,000	141,854
1.65%, 10/29/24 (a)	1,000,000	914,070
1.75%, 10/29/24 (a)	350,000	318,447
3.50%, 01/15/25 (a)	300,000	283,155
6.50%, 07/15/25 (a)	350,000	349,919
4.45%, 10/01/25 (a)	150,000	142,200
1.75%, 01/30/26 (a)	300,000	256,887
4.45%, 04/03/26 (a)	250,000	234,142
2.45%, 10/29/26 (a)	750,000	634,357
3.65%, 07/21/27 (a)	300,000	262,083
4.63%, 10/15/27 (a)	150,000	135,525
3.88%, 01/23/28 (a)	200,000	173,334
3.00%, 10/29/28 (a)	1,000,000	806,640
3.30%, 01/30/32 (a)	1,175,000	886,984
3.40%, 10/29/33 (a)	400,000	290,768
3.85%, 10/29/41 (a)	450,000	300,429
Air Lease Corp.
0.70%, 02/15/24 (a)	250,000	233,745
4.25%, 09/15/24 (a)	400,000	391,160
2.30%, 02/01/25 (a)	250,000	229,732
3.25%, 03/01/25 (a)	200,000	187,434
3.38%, 07/01/25 (a)	100,000	93,611
2.88%, 01/15/26 (a)	200,000	179,426
3.75%, 06/01/26 (a)	250,000	228,877
1.88%, 08/15/26 (a)	200,000	169,664
3.63%, 04/01/27 (a)	300,000	266,175
3.63%, 12/01/27 (a)	349,000	302,272
2.10%, 09/01/28 (a)	200,000	155,916
4.63%, 10/01/28 (a)	200,000	179,458
3.25%, 10/01/29 (a)	250,000	203,597
3.00%, 02/01/30 (a)	250,000	198,377
3.13%, 12/01/30 (a)	100,000	79,082
2.88%, 01/15/32 (a)	250,000	188,558
Aircastle Ltd.
4.13%, 05/01/24 (a)	100,000	96,320
4.25%, 06/15/26 (a)	200,000	179,710
Ares Capital Corp.
4.20%, 06/10/24 (a)	300,000	290,628
4.25%, 03/01/25 (a)	100,000	94,654
3.25%, 07/15/25 (a)	350,000	320,222
3.88%, 01/15/26 (a)	400,000	364,084
2.15%, 07/15/26 (a)	300,000	251,781
2.88%, 06/15/27 (a)	150,000	125,609
2.88%, 06/15/28 (a)	250,000	197,260
3.20%, 11/15/31 (a)	250,000	178,983
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	200,000	172,810
Blackstone Private Credit Fund
2.35%, 11/22/24	150,000	136,931
2.70%, 01/15/25 (a)	200,000	181,656
4.70%, 03/24/25	200,000	189,530
2.63%, 12/15/26 (a)	300,000	247,197
3.25%, 03/15/27 (a)	350,000	291,245
4.00%, 01/15/29 (a)	250,000	200,930
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	275,000	251,988
2.75%, 09/16/26 (a)	200,000	173,014

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/27 (a)	250,000	202,955
2.85%, 09/30/28 (a)	150,000	113,867
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	200,000	195,296
4.13%, 02/01/25 (a)	300,000	282,723
3.40%, 01/15/26 (a)	350,000	308,938
3.13%, 10/12/28 (a)	250,000	194,138
GATX Corp.
4.35%, 02/15/24 (a)	100,000	98,821
3.85%, 03/30/27 (a)	200,000	184,208
3.50%, 03/15/28 (a)	100,000	88,655
4.55%, 11/07/28 (a)	350,000	325,220
4.70%, 04/01/29 (a)	255,000	238,848
5.20%, 03/15/44 (a)	200,000	169,764
3.10%, 06/01/51 (a)	150,000	87,530
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	150,000	143,982
2.88%, 01/15/26 (a)	150,000	136,377
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	150,000	144,054
2.50%, 08/24/26 (a)	200,000	168,028
2.05%, 02/15/27 (a)	100,000	80,546
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	200,000	165,964
Main Street Capital Corp.
5.20%, 05/01/24	150,000	148,130
3.00%, 07/14/26 (a)	150,000	126,659
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	133,202
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	94,265
2.70%, 01/15/27 (a)	100,000	84,176
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	150,000	148,590
4.00%, 03/30/25 (a)	250,000	234,837
4.25%, 01/15/26 (a)	200,000	182,608
3.40%, 07/15/26 (a)	450,000	387,418
2.63%, 01/15/27 (a)	150,000	121,167
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	100,000	84,195
4.70%, 02/08/27 (a)	200,000	176,332
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	80,274
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	130,400
3.36%, 11/15/26 (a)	100,000	82,955
3.44%, 10/15/28 (a)	100,000	73,885
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	85,375
		19,981,348
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	125,000	106,749
ORIX Corp.
4.05%, 01/16/24	150,000	148,278
3.25%, 12/04/24	250,000	240,448
3.70%, 07/18/27	143,000	132,781
2.25%, 03/09/31	190,000	148,276
		776,532
Insurance 1.0%
ACE Capital Trust II
9.70%, 04/01/30	200,000	251,078
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ace INA Holdings, Inc.
3.15%, 03/15/25	200,000	192,106
3.35%, 05/03/26 (a)	500,000	472,520
4.35%, 11/03/45 (a)	400,000	340,256
Aegon N.V.
5.50%, 04/11/48 (a)(b)	250,000	217,777
Aetna, Inc.
3.50%, 11/15/24 (a)	300,000	291,807
6.63%, 06/15/36	200,000	205,048
6.75%, 12/15/37	150,000	153,553
4.50%, 05/15/42 (a)	200,000	165,256
4.13%, 11/15/42 (a)	150,000	116,037
4.75%, 03/15/44 (a)	100,000	85,215
3.88%, 08/15/47 (a)	150,000	111,143
Aflac, Inc.
3.25%, 03/17/25	200,000	200,000
1.13%, 03/15/26 (a)	150,000	132,221
3.60%, 04/01/30 (a)	350,000	315,955
4.00%, 10/15/46 (a)	150,000	118,796
4.75%, 01/15/49 (a)	150,000	132,527
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	179,162
3.25%, 08/15/51 (a)	200,000	135,700
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	190,434
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	131,031
3.28%, 12/15/26 (a)	250,000	235,202
1.45%, 12/15/30 (a)	150,000	113,532
5.35%, 06/01/33	79,000	78,953
5.55%, 05/09/35	200,000	203,272
4.50%, 06/15/43	100,000	86,489
4.20%, 12/15/46 (a)	276,000	230,932
3.85%, 08/10/49 (a)	150,000	117,159
6.50%, 05/15/57 (a)(b)	100,000	98,399
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	94,975
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	96,355
4.50%, 06/15/47 (a)	200,000	158,758
American International Group, Inc.
4.13%, 02/15/24	200,000	198,310
2.50%, 06/30/25 (a)	500,000	466,305
3.90%, 04/01/26 (a)	500,000	478,905
3.40%, 06/30/30 (a)	100,000	87,320
3.88%, 01/15/35 (a)	200,000	168,210
6.25%, 05/01/36	150,000	157,239
4.50%, 07/16/44 (a)	200,000	164,794
4.80%, 07/10/45 (a)	175,000	151,377
4.75%, 04/01/48 (a)	250,000	215,497
5.75%, 04/01/48 (a)(b)	210,000	195,176
4.38%, 06/30/50 (a)	300,000	243,213
Anthem, Inc.
3.50%, 08/15/24 (a)	250,000	244,375
3.35%, 12/01/24 (a)	350,000	337,071
2.38%, 01/15/25 (a)	300,000	283,227
1.50%, 03/15/26 (a)	350,000	311,034
3.65%, 12/01/27 (a)	500,000	465,510
4.10%, 03/01/28 (a)	250,000	236,205
2.88%, 09/15/29 (a)	210,000	179,537
2.25%, 05/15/30 (a)	350,000	282,705
2.55%, 03/15/31 (a)	100,000	80,721
5.95%, 12/15/34	100,000	101,366
5.85%, 01/15/36	100,000	100,549
6.38%, 06/15/37	50,000	52,302
4.63%, 05/15/42	200,000	173,804
4.65%, 01/15/43	300,000	259,242

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 01/15/44	200,000	183,088
4.65%, 08/15/44 (a)	250,000	215,025
4.38%, 12/01/47 (a)	400,000	332,824
4.55%, 03/01/48 (a)	400,000	338,400
3.70%, 09/15/49 (a)	250,000	183,547
3.13%, 05/15/50 (a)	450,000	300,352
3.60%, 03/15/51 (a)	150,000	108,579
4.55%, 05/15/52 (a)	200,000	169,508
Aon Corp.
8.21%, 01/01/27	100,000	105,691
4.50%, 12/15/28 (a)	100,000	94,472
3.75%, 05/02/29 (a)	100,000	90,239
2.80%, 05/15/30 (a)	250,000	207,467
2.05%, 08/23/31 (a)	200,000	150,570
6.25%, 09/30/40	150,000	154,123
2.90%, 08/23/51 (a)	200,000	124,922
3.90%, 02/28/52 (a)	250,000	185,260
Aon PLC
4.00%, 11/27/23 (a)	200,000	198,402
3.50%, 06/14/24 (a)	200,000	195,100
3.88%, 12/15/25 (a)	300,000	288,903
4.60%, 06/14/44 (a)	200,000	168,570
4.75%, 05/15/45 (a)	200,000	172,020
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	191,396
5.03%, 12/15/46 (a)	150,000	131,529
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	170,150
Arch Capital Group US, Inc.
5.14%, 11/01/43	250,000	222,685
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	300,000	204,498
3.05%, 03/09/52 (a)	150,000	92,886
Assurant, Inc.
4.20%, 09/27/23 (a)	75,000	74,635
4.90%, 03/27/28 (a)	50,000	47,457
3.70%, 02/22/30 (a)	100,000	84,865
2.65%, 01/15/32 (a)	100,000	73,884
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	132,000	132,065
3.15%, 06/15/31 (a)	200,000	161,972
3.60%, 09/15/51 (a)	50,000	33,179
Athene Holding Ltd.
4.13%, 01/12/28 (a)	300,000	270,300
6.15%, 04/03/30 (a)	150,000	144,920
3.50%, 01/15/31 (a)	150,000	120,327
3.95%, 05/25/51 (a)	150,000	100,107
AXA S.A.
8.60%, 12/15/30 (c)	400,000	469,192
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	87,561
4.90%, 01/15/40 (a)(b)	50,000	41,056
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	150,000	139,158
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	227,637
1.85%, 03/12/30 (a)	150,000	121,283
1.45%, 10/15/30 (a)	200,000	154,066
2.88%, 03/15/32 (a)	200,000	168,882
5.75%, 01/15/40	150,000	155,694
4.40%, 05/15/42	250,000	220,937
4.30%, 05/15/43	100,000	85,909
4.20%, 08/15/48 (a)	750,000	623,422
4.25%, 01/15/49 (a)	600,000	503,706
2.85%, 10/15/50 (a)	525,000	339,670
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 01/15/51 (a)	300,000	180,522
3.85%, 03/15/52 (a)	775,000	596,060
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	800,000	760,744
4.50%, 02/11/43	50,000	44,531
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	300,000	274,110
5.63%, 05/15/30 (a)	100,000	93,940
4.70%, 06/22/47 (a)	285,000	204,086
3.85%, 12/22/51 (a)	100,000	61,458
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	145,000	142,480
4.50%, 03/15/29 (a)	50,000	46,639
2.38%, 03/15/31 (a)	250,000	187,685
4.20%, 03/17/32 (a)	175,000	150,792
4.95%, 03/17/52 (a)	200,000	163,246
Chubb Corp.
6.00%, 05/11/37	350,000	367,199
6.50%, 05/15/38	260,000	282,789
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	350,000	264,537
3.05%, 12/15/61 (a)	300,000	190,539
Cincinnati Financial Corp.
6.92%, 05/15/28	200,000	212,288
6.13%, 11/01/34	50,000	51,344
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	98,113
4.50%, 03/01/26 (a)	200,000	195,644
3.45%, 08/15/27 (a)	150,000	137,159
3.90%, 05/01/29 (a)	25,000	22,415
2.05%, 08/15/30 (a)	250,000	191,680
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	49,475
5.25%, 05/30/29 (a)	220,000	205,049
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(d)	250,000	237,812
3.65%, 04/05/27 (a)(d)	400,000	365,664
3.85%, 04/05/29 (a)(d)	400,000	354,092
3.90%, 04/05/32 (a)(d)	450,000	380,029
4.35%, 04/05/42 (a)(d)	150,000	116,924
4.40%, 04/05/52 (a)(d)	350,000	267,715
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	225,372
3.10%, 09/01/31 (a)	75,000	53,295
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	516,758
5.00%, 04/20/48 (a)	450,000	377,536
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	97,598
3.50%, 10/15/50 (a)	300,000	200,700
3.13%, 10/15/52 (a)	300,000	187,971
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	234,925
4.63%, 04/29/30 (a)	300,000	270,396
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	141,102
3.40%, 06/15/30 (a)	200,000	163,534
2.45%, 03/15/31 (a)	300,000	224,694
First American Financial Corp.
4.60%, 11/15/24	100,000	98,192
4.00%, 05/15/30 (a)	125,000	104,780
2.40%, 08/15/31 (a)	200,000	143,178
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	163,412
2.15%, 08/15/30 (a)	200,000	155,688

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	144,800
2.50%, 09/01/30 (a)	100,000	76,881
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	122,522
5.95%, 10/15/36	100,000	99,223
6.10%, 10/01/41	150,000	151,031
4.40%, 03/15/48 (a)	225,000	186,691
3.60%, 08/19/49 (a)	300,000	215,313
Humana, Inc.
3.85%, 10/01/24 (a)	200,000	195,184
4.50%, 04/01/25 (a)	200,000	197,208
1.35%, 02/03/27 (a)	250,000	210,775
3.95%, 03/15/27 (a)	150,000	141,080
3.13%, 08/15/29 (a)	100,000	86,607
4.88%, 04/01/30 (a)	200,000	192,152
2.15%, 02/03/32 (a)	250,000	190,672
4.63%, 12/01/42 (a)	100,000	86,088
4.95%, 10/01/44 (a)	250,000	223,947
4.80%, 03/15/47 (a)	150,000	130,202
3.95%, 08/15/49 (a)	150,000	113,822
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	150,000	114,890
5.67%, 06/08/32 (a)	100,000	92,558
4.00%, 11/23/51 (a)	150,000	96,110
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	97,466
2.40%, 09/30/30 (a)	350,000	268,492
Lincoln National Corp.
3.35%, 03/09/25	168,000	161,757
3.63%, 12/12/26 (a)	104,000	97,859
3.80%, 03/01/28 (a)	150,000	138,669
3.05%, 01/15/30 (a)	150,000	125,187
3.40%, 01/15/31 (a)	150,000	125,735
6.30%, 10/09/37	150,000	151,941
7.00%, 06/15/40	150,000	156,706
4.35%, 03/01/48 (a)	175,000	139,489
4.38%, 06/15/50 (a)	50,000	39,049
Loews Corp.
3.75%, 04/01/26 (a)	200,000	193,238
3.20%, 05/15/30 (a)	150,000	128,291
6.00%, 02/01/35	100,000	100,730
4.13%, 05/15/43 (a)	100,000	77,533
Manulife Financial Corp.
4.15%, 03/04/26	350,000	339,983
2.48%, 05/19/27 (a)	100,000	89,214
4.06%, 02/24/32 (a)(b)	250,000	223,480
3.70%, 03/16/32 (a)	250,000	219,555
5.38%, 03/04/46	150,000	143,589
Markel Corp.
3.50%, 11/01/27 (a)	100,000	90,893
3.35%, 09/17/29 (a)	100,000	86,369
5.00%, 04/05/46	225,000	192,814
4.30%, 11/01/47 (a)	50,000	38,957
5.00%, 05/20/49 (a)	200,000	173,882
4.15%, 09/17/50 (a)	100,000	76,225
3.45%, 05/07/52 (a)	150,000	100,454
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	250,000	246,652
3.50%, 06/03/24 (a)	200,000	195,426
3.75%, 03/14/26 (a)	250,000	241,110
4.38%, 03/15/29 (a)	450,000	428,359
2.25%, 11/15/30 (a)	325,000	257,670
4.75%, 03/15/39 (a)	250,000	225,302
4.35%, 01/30/47 (a)	200,000	165,358
4.20%, 03/01/48 (a)	100,000	80,031
4.90%, 03/15/49 (a)	400,000	356,932
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mercury General Corp.
4.40%, 03/15/27 (a)	150,000	139,884
MetLife, Inc.
3.60%, 04/10/24	465,000	456,653
3.00%, 03/01/25	100,000	96,095
3.60%, 11/13/25 (a)	250,000	240,805
4.55%, 03/23/30 (a)	400,000	383,708
5.70%, 06/15/35	400,000	405,836
6.40%, 12/15/36 (a)	500,000	492,145
10.75%, 08/01/39 (a)(b)	100,000	132,153
5.88%, 02/06/41	300,000	298,782
4.13%, 08/13/42	250,000	204,772
4.88%, 11/13/43	100,000	89,681
4.72%, 12/15/44	250,000	215,877
4.05%, 03/01/45	150,000	118,536
4.60%, 05/13/46 (a)	300,000	263,214
5.00%, 07/15/52 (a)	150,000	137,006
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	62,754
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	237,112
3.85%, 06/11/51 (a)	150,000	105,674
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	142,662
4.50%, 10/01/50 (a)(b)	100,000	85,726
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	150,000	137,415
3.70%, 05/15/29 (a)	150,000	134,903
2.13%, 06/15/30 (a)	250,000	196,182
4.63%, 09/15/42	150,000	128,115
4.35%, 05/15/43	150,000	124,428
4.30%, 11/15/46 (a)	100,000	82,357
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	89,343
3.88%, 03/27/28 (a)	192,000	182,473
2.10%, 03/10/30 (a)	250,000	201,215
5.75%, 07/15/33	100,000	102,366
5.70%, 12/14/36	90,000	89,220
6.63%, 12/01/37	250,000	265,970
3.00%, 03/10/40 (a)	200,000	144,178
5.20%, 03/15/44 (a)(b)	150,000	143,684
4.60%, 05/15/44	300,000	258,003
5.38%, 05/15/45 (a)(b)	300,000	286,125
3.91%, 12/07/47 (a)	350,000	270,613
4.42%, 03/27/48 (a)	150,000	126,263
5.70%, 09/15/48 (a)(b)	250,000	235,407
3.94%, 12/07/49 (a)	400,000	306,304
4.35%, 02/25/50 (a)	250,000	209,190
3.70%, 10/01/50 (a)(b)	250,000	199,630
3.70%, 03/13/51 (a)	300,000	221,943
5.13%, 03/01/52 (a)(b)	250,000	217,352
6.00%, 09/01/52 (a)(b)	300,000	281,679
Prudential PLC
3.13%, 04/14/30	325,000	271,615
3.63%, 03/24/32 (a)	125,000	106,084
Radian Group, Inc.
6.63%, 03/15/25 (a)	125,000	122,034
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	181,800
3.15%, 06/15/30 (a)	150,000	125,754
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	96,644
3.45%, 07/01/27 (a)	150,000	137,706
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	44,380

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	87,014
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	77,178
Swiss Re America Holding Corp.
7.00%, 02/15/26	125,000	131,850
The Progressive Corp.
4.00%, 03/01/29 (a)	360,000	340,564
3.20%, 03/26/30 (a)	150,000	132,210
3.00%, 03/15/32 (a)	150,000	126,474
6.25%, 12/01/32	110,000	118,085
4.35%, 04/25/44	150,000	127,661
3.70%, 01/26/45	150,000	115,776
4.13%, 04/15/47 (a)	350,000	290,755
4.20%, 03/15/48 (a)	125,000	105,633
3.95%, 03/26/50 (a)	200,000	159,240
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	145,806
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	56,038
6.25%, 06/15/37	300,000	325,167
5.35%, 11/01/40	100,000	99,167
4.60%, 08/01/43	200,000	176,036
4.30%, 08/25/45 (a)	200,000	167,450
3.75%, 05/15/46 (a)	200,000	155,822
4.00%, 05/30/47 (a)	150,000	121,115
4.10%, 03/04/49 (a)	150,000	124,356
2.55%, 04/27/50 (a)	200,000	124,138
3.05%, 06/08/51 (a)	250,000	172,560
Travelers Property Casualty Corp.
6.38%, 03/15/33	200,000	218,820
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	105,686
UnitedHealth Group, Inc.
3.50%, 02/15/24	250,000	246,340
0.55%, 05/15/24 (a)	200,000	187,538
2.38%, 08/15/24	300,000	288,135
3.75%, 07/15/25	750,000	730,500
3.70%, 12/15/25	100,000	97,038
1.25%, 01/15/26	100,000	89,291
3.10%, 03/15/26	350,000	331,380
3.45%, 01/15/27	250,000	236,475
2.95%, 10/15/27	100,000	91,382
3.85%, 06/15/28	450,000	423,810
3.88%, 12/15/28	350,000	328,643
4.00%, 05/15/29 (a)	250,000	233,172
2.88%, 08/15/29	400,000	349,576
2.00%, 05/15/30	400,000	322,836
2.30%, 05/15/31 (a)	400,000	322,144
4.20%, 05/15/32 (a)	375,000	348,911
4.63%, 07/15/35	350,000	322,577
5.80%, 03/15/36	200,000	203,530
6.63%, 11/15/37	100,000	110,156
6.88%, 02/15/38	300,000	332,625
3.50%, 08/15/39 (a)	400,000	314,784
2.75%, 05/15/40 (a)	350,000	245,227
5.70%, 10/15/40 (a)	100,000	101,513
5.95%, 02/15/41 (a)	150,000	153,417
3.05%, 05/15/41 (a)	400,000	292,080
4.63%, 11/15/41 (a)	173,000	155,524
4.38%, 03/15/42 (a)	150,000	128,768
3.95%, 10/15/42 (a)	150,000	121,842
4.75%, 07/15/45	600,000	540,744
4.20%, 01/15/47 (a)	200,000	165,438
4.25%, 04/15/47 (a)	250,000	208,920
3.75%, 10/15/47 (a)	200,000	154,140
4.25%, 06/15/48 (a)	400,000	332,856
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 12/15/48 (a)	350,000	297,594
3.70%, 08/15/49 (a)	400,000	303,628
2.90%, 05/15/50 (a)	400,000	262,112
3.25%, 05/15/51 (a)	600,000	418,494
4.75%, 05/15/52 (a)	600,000	537,342
3.88%, 08/15/59 (a)	350,000	262,157
3.13%, 05/15/60 (a)	250,000	161,112
4.95%, 05/15/62 (a)	275,000	246,642
Unum Group
4.00%, 06/15/29 (a)	150,000	133,047
5.75%, 08/15/42	150,000	130,479
4.50%, 12/15/49 (a)	150,000	106,022
4.13%, 06/15/51 (a)	100,000	66,674
Voya Financial, Inc.
3.65%, 06/15/26	150,000	140,978
5.70%, 07/15/43	150,000	134,925
4.80%, 06/15/46	75,000	61,433
4.70%, 01/23/48 (a)(b)	100,000	80,777
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	194,244
4.50%, 09/15/28 (a)	200,000	185,802
2.95%, 09/15/29 (a)	200,000	164,814
5.05%, 09/15/48 (a)	150,000	127,761
3.88%, 09/15/49 (a)	150,000	105,539
WR Berkley Corp.
4.75%, 08/01/44	150,000	128,846
4.00%, 05/12/50 (a)	100,000	76,896
3.55%, 03/30/52 (a)	150,000	105,786
3.15%, 09/30/61 (a)	100,000	60,599
XLIT Ltd.
5.25%, 12/15/43	100,000	96,786
5.50%, 03/31/45	125,000	115,968
		67,197,596
REITs 0.7%
Agree LP
2.00%, 06/15/28 (a)	150,000	121,511
2.90%, 10/01/30 (a)	250,000	198,550
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	25,000	24,004
4.30%, 01/15/26 (a)	150,000	145,641
3.80%, 04/15/26 (a)	100,000	95,687
3.95%, 01/15/28 (a)	150,000	139,356
4.50%, 07/30/29 (a)	100,000	92,989
2.75%, 12/15/29 (a)	200,000	165,700
4.70%, 07/01/30 (a)	150,000	140,381
4.90%, 12/15/30 (a)	250,000	237,175
3.38%, 08/15/31 (a)	230,000	193,708
2.00%, 05/18/32 (a)	200,000	147,402
1.88%, 02/01/33 (a)	250,000	176,370
2.95%, 03/15/34 (a)	250,000	193,690
4.85%, 04/15/49 (a)	100,000	84,406
4.00%, 02/01/50 (a)	200,000	150,928
3.00%, 05/18/51 (a)	200,000	122,582
3.55%, 03/15/52 (a)	250,000	170,507
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	119,663
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	140,000	129,492
4.90%, 02/15/29 (a)	100,000	93,911
2.38%, 07/15/31 (a)	100,000	75,849
3.63%, 04/15/32 (a)	150,000	123,701
3.38%, 07/15/51 (a)	100,000	62,712
4.30%, 04/15/52 (a)	100,000	73,228

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	100,000	99,381
3.45%, 06/01/25 (a)	150,000	144,499
2.90%, 10/15/26 (a)	100,000	91,976
3.35%, 05/15/27 (a)	200,000	183,858
3.20%, 01/15/28 (a)	200,000	181,534
3.30%, 06/01/29 (a)	150,000	133,689
2.30%, 03/01/30 (a)	250,000	206,347
2.45%, 01/15/31 (a)	200,000	163,358
2.05%, 01/15/32 (a)	200,000	155,608
3.90%, 10/15/46 (a)	150,000	116,501
4.35%, 04/15/48 (a)	150,000	125,745
Boston Properties LP
3.80%, 02/01/24 (a)	100,000	98,289
3.20%, 01/15/25 (a)	375,000	358,384
3.65%, 02/01/26 (a)	200,000	188,448
2.75%, 10/01/26 (a)	150,000	135,062
4.50%, 12/01/28 (a)	300,000	276,414
3.40%, 06/21/29 (a)	350,000	296,488
2.90%, 03/15/30 (a)	200,000	161,144
3.25%, 01/30/31 (a)	383,000	312,271
2.55%, 04/01/32 (a)	150,000	110,930
2.45%, 10/01/33 (a)	300,000	213,045
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	145,705
3.95%, 11/15/27 (a)	100,000	88,538
4.55%, 10/01/29 (a)	150,000	133,367
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	240,892
4.13%, 06/15/26 (a)	50,000	46,746
3.90%, 03/15/27 (a)	150,000	136,982
4.13%, 05/15/29 (a)	250,000	217,402
4.05%, 07/01/30 (a)	225,000	190,422
2.50%, 08/16/31 (a)	225,000	164,983
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	150,000	110,516
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	140,409
3.15%, 07/01/29 (a)	116,000	101,331
2.80%, 05/15/30 (a)	250,000	210,217
3.35%, 11/01/49 (a)	100,000	69,872
Corporate Office Properties LP
2.25%, 03/15/26 (a)	150,000	131,435
2.00%, 01/15/29 (a)	150,000	113,295
2.75%, 04/15/31 (a)	200,000	148,394
CubeSmart LP
4.00%, 11/15/25 (a)	150,000	144,133
3.13%, 09/01/26 (a)	100,000	91,927
4.38%, 02/15/29 (a)	118,000	109,426
3.00%, 02/15/30 (a)	200,000	166,608
2.00%, 02/15/31 (a)	250,000	188,052
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	342,849
4.45%, 07/15/28 (a)	200,000	187,906
3.60%, 07/01/29 (a)	200,000	175,476
Duke Realty LP
3.25%, 06/30/26 (a)	50,000	46,327
2.88%, 11/15/29 (a)	150,000	129,180
1.75%, 07/01/30 (a)	250,000	194,687
2.25%, 01/15/32 (a)	150,000	117,779
3.05%, 03/01/50 (a)	200,000	135,420
EPR Properties
4.75%, 12/15/26 (a)	250,000	222,057
4.50%, 06/01/27 (a)	200,000	173,066
4.95%, 04/15/28 (a)	150,000	129,296
3.75%, 08/15/29 (a)	200,000	154,252
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ERP Operating LP
3.38%, 06/01/25 (a)	200,000	191,122
2.85%, 11/01/26 (a)	150,000	137,831
3.25%, 08/01/27 (a)	150,000	135,074
3.50%, 03/01/28 (a)	200,000	182,352
4.15%, 12/01/28 (a)	50,000	46,142
3.00%, 07/01/29 (a)	200,000	173,742
2.50%, 02/15/30 (a)	200,000	164,698
4.50%, 07/01/44 (a)	150,000	128,510
4.50%, 06/01/45 (a)	200,000	170,148
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	110,010
Essex Portfolio LP
3.88%, 05/01/24 (a)	150,000	146,892
3.50%, 04/01/25 (a)	250,000	240,805
3.63%, 05/01/27 (a)	150,000	139,598
4.00%, 03/01/29 (a)	250,000	227,635
3.00%, 01/15/30 (a)	150,000	125,430
1.65%, 01/15/31 (a)	150,000	109,968
2.65%, 03/15/32 (a)	200,000	156,296
4.50%, 03/15/48 (a)	114,000	92,161
Extra Space Storage LP
2.55%, 06/01/31 (a)	150,000	115,923
2.35%, 03/15/32 (a)	200,000	147,774
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	250,000	247,250
1.25%, 02/15/26 (a)	150,000	131,940
3.25%, 07/15/27 (a)	200,000	181,486
3.20%, 06/15/29 (a)	100,000	85,808
4.50%, 12/01/44 (a)	200,000	158,216
Healthcare Realty Holdings LP
2.40%, 03/15/30 (a)	150,000	115,430
2.05%, 03/15/31 (a)	200,000	146,104
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	184,708
3.75%, 07/01/27 (a)	150,000	138,090
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	150,000	143,836
4.00%, 06/01/25 (a)	150,000	145,269
3.25%, 07/15/26 (a)	300,000	279,849
3.50%, 07/15/29 (a)	250,000	220,545
3.00%, 01/15/30 (a)	300,000	251,568
6.75%, 02/01/41 (a)	100,000	102,427
Highwoods Realty LP
4.20%, 04/15/29 (a)	200,000	174,798
3.05%, 02/15/30 (a)	150,000	122,144
2.60%, 02/01/31 (a)	150,000	112,611
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	175,000	170,420
4.00%, 06/15/25 (a)	100,000	95,080
4.50%, 02/01/26 (a)	150,000	143,485
3.38%, 12/15/29 (a)	200,000	162,932
3.50%, 09/15/30 (a)	375,000	300,337
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	133,275
4.65%, 04/01/29 (a)	150,000	133,394
3.25%, 01/15/30 (a)	150,000	119,433
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	250,000	200,505
2.00%, 08/15/31 (a)	200,000	143,780
4.15%, 04/15/32 (a)	100,000	84,774
2.70%, 01/15/34 (a)	150,000	106,062
Kilroy Realty LP
4.38%, 10/01/25 (a)	150,000	144,412
4.75%, 12/15/28 (a)	150,000	137,367
4.25%, 08/15/29 (a)	150,000	132,747

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 02/15/30 (a)	200,000	160,274
2.50%, 11/15/32 (a)	200,000	144,474
Kimco Realty Corp.
2.80%, 10/01/26 (a)	450,000	407,668
1.90%, 03/01/28 (a)	250,000	206,685
2.70%, 10/01/30 (a)	300,000	241,365
4.25%, 04/01/45 (a)	150,000	114,705
4.13%, 12/01/46 (a)	100,000	74,590
4.45%, 09/01/47 (a)	200,000	155,546
3.70%, 10/01/49 (a)	150,000	104,207
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	92,854
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	193,165
Life Storage LP
3.88%, 12/15/27 (a)	300,000	275,313
4.00%, 06/15/29 (a)	150,000	133,566
2.20%, 10/15/30 (a)	300,000	228,864
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	245,017
4.00%, 11/15/25 (a)	150,000	145,572
3.60%, 06/01/27 (a)	60,000	55,716
4.20%, 06/15/28 (a)	200,000	186,500
3.95%, 03/15/29 (a)	50,000	45,589
2.75%, 03/15/30 (a)	100,000	83,756
1.70%, 02/15/31 (a)	200,000	151,380
2.88%, 09/15/51 (a)	150,000	94,455
National Health Investors, Inc.
3.00%, 02/01/31 (a)	150,000	105,807
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	97,915
3.60%, 12/15/26 (a)	150,000	138,867
3.50%, 10/15/27 (a)	125,000	112,520
4.30%, 10/15/28 (a)	200,000	183,912
2.50%, 04/15/30 (a)	100,000	80,716
4.80%, 10/15/48 (a)	135,000	114,703
3.10%, 04/15/50 (a)	150,000	93,705
3.00%, 04/15/52 (a)	100,000	60,549
Office Properties Income Trust
4.25%, 05/15/24 (a)	150,000	138,167
4.50%, 02/01/25 (a)	167,000	150,848
2.65%, 06/15/26 (a)	150,000	112,641
3.45%, 10/15/31 (a)	150,000	91,193
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	200,000	197,954
4.50%, 01/15/25 (a)	50,000	48,767
5.25%, 01/15/26 (a)	100,000	97,247
4.50%, 04/01/27 (a)	100,000	92,746
4.75%, 01/15/28 (a)	93,000	85,975
3.63%, 10/01/29 (a)	150,000	122,549
3.38%, 02/01/31 (a)	250,000	192,007
3.25%, 04/15/33 (a)	250,000	177,532
Physicians Realty LP
4.30%, 03/15/27 (a)	300,000	281,217
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	150,000	116,972
2.75%, 04/01/32 (a)	100,000	71,650
Prologis LP
3.25%, 10/01/26 (a)	150,000	140,537
4.38%, 02/01/29 (a)	25,000	23,735
2.25%, 04/15/30 (a)	350,000	286,314
1.25%, 10/15/30 (a)	350,000	261,313
1.63%, 03/15/31 (a)	200,000	152,448
3.00%, 04/15/50 (a)	300,000	200,997
2.13%, 10/15/50 (a)	200,000	112,850
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Storage
0.88%, 02/15/26 (a)	200,000	175,310
1.50%, 11/09/26 (a)	150,000	132,408
3.09%, 09/15/27 (a)	250,000	229,505
3.39%, 05/01/29 (a)	300,000	271,062
2.30%, 05/01/31 (a)	250,000	200,327
2.25%, 11/09/31 (a)	200,000	157,746
Realty Income Corp.
4.60%, 02/06/24 (a)	200,000	199,444
3.88%, 07/15/24 (a)	300,000	294,879
4.63%, 11/01/25 (a)	250,000	246,625
0.75%, 03/15/26 (a)	150,000	129,048
4.13%, 10/15/26 (a)	50,000	48,069
3.00%, 01/15/27 (a)	300,000	273,504
3.95%, 08/15/27 (a)	300,000	282,027
3.40%, 01/15/28 (a)	150,000	136,536
3.65%, 01/15/28 (a)	200,000	184,228
3.10%, 12/15/29 (a)	100,000	86,049
3.25%, 01/15/31 (a)	400,000	340,624
2.85%, 12/15/32 (a)	200,000	160,474
4.65%, 03/15/47 (a)	200,000	175,084
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	232,220
4.13%, 03/15/28 (a)	200,000	184,228
2.95%, 09/15/29 (a)	150,000	124,496
3.70%, 06/15/30 (a)	50,000	43,173
4.40%, 02/01/47 (a)	50,000	38,963
4.65%, 03/15/49 (a)	50,000	39,761
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	150,000	130,569
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	250,000	187,567
Sabra Health Care LP
5.13%, 08/15/26 (a)	150,000	141,162
3.90%, 10/15/29 (a)	125,000	102,444
3.20%, 12/01/31 (a)	250,000	186,555
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	150,000	112,838
Simon Property Group LP
3.75%, 02/01/24 (a)	350,000	345,026
2.00%, 09/13/24 (a)	175,000	165,412
3.38%, 10/01/24 (a)	100,000	97,054
3.50%, 09/01/25 (a)	300,000	286,626
3.30%, 01/15/26 (a)	300,000	282,834
3.25%, 11/30/26 (a)	200,000	185,398
3.38%, 06/15/27 (a)	350,000	321,398
3.38%, 12/01/27 (a)	100,000	90,709
1.75%, 02/01/28 (a)	350,000	290,769
2.45%, 09/13/29 (a)	550,000	448,882
2.65%, 07/15/30 (a)	100,000	81,038
2.20%, 02/01/31 (a)	100,000	76,845
6.75%, 02/01/40 (a)	220,000	228,670
4.75%, 03/15/42 (a)	250,000	211,392
4.25%, 10/01/44 (a)	200,000	155,772
4.25%, 11/30/46 (a)	100,000	78,217
3.25%, 09/13/49 (a)	400,000	260,024
3.80%, 07/15/50 (a)	300,000	210,471
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	141,691
4.25%, 02/01/26 (a)	150,000	142,081
4.70%, 06/01/27 (a)	154,000	143,679
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	57,050
3.20%, 01/15/27 (a)	200,000	176,394
3.40%, 01/15/30 (a)	250,000	204,657
3.20%, 02/15/31 (a)	250,000	196,497

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
STORE Capital Corp.
4.50%, 03/15/28 (a)	85,000	81,563
4.63%, 03/15/29 (a)	150,000	144,835
2.75%, 11/18/30 (a)	150,000	132,408
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	120,990
2.70%, 07/15/31 (a)	200,000	151,556
Tanger Properties LP
3.13%, 09/01/26 (a)	150,000	135,596
3.88%, 07/15/27 (a)	150,000	134,006
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	91,050
3.50%, 01/15/28 (a)	145,000	129,272
4.40%, 01/26/29 (a)	300,000	277,836
3.00%, 08/15/31 (a)	400,000	320,900
2.10%, 08/01/32 (a)	100,000	72,741
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	97,503
3.75%, 05/01/24 (a)	150,000	146,691
2.65%, 01/15/25 (a)	150,000	141,232
3.50%, 02/01/25 (a)	250,000	239,040
4.13%, 01/15/26 (a)	150,000	143,554
3.25%, 10/15/26 (a)	250,000	229,852
4.00%, 03/01/28 (a)	200,000	183,930
4.40%, 01/15/29 (a)	250,000	230,857
4.75%, 11/15/30 (a)	200,000	185,150
5.70%, 09/30/43 (a)	150,000	136,124
4.88%, 04/15/49 (a)	150,000	127,598
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	140,445
2.15%, 06/01/26 (a)	150,000	127,104
Welltower, Inc.
4.50%, 01/15/24 (a)	300,000	297,597
3.63%, 03/15/24 (a)	300,000	293,283
4.00%, 06/01/25 (a)	200,000	192,292
4.25%, 04/01/26 (a)	400,000	384,012
2.70%, 02/15/27 (a)	100,000	89,339
4.13%, 03/15/29 (a)	400,000	363,916
3.10%, 01/15/30 (a)	150,000	125,141
2.75%, 01/15/31 (a)	300,000	237,267
6.50%, 03/15/41 (a)	300,000	297,675
4.95%, 09/01/48 (a)	150,000	128,661
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	84,218
4.00%, 02/01/25 (a)	300,000	290,886
3.85%, 07/15/29 (a)	100,000	88,382
2.40%, 02/01/31 (a)	200,000	153,840
2.25%, 04/01/33 (a)	150,000	106,842
		45,089,563
		528,371,547

Industrial 13.7%
Basic Industry 0.6%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	20,000	19,626
1.50%, 10/15/25 (a)	250,000	227,570
1.85%, 05/15/27 (a)	300,000	264,084
2.05%, 05/15/30 (a)	125,000	102,486
2.70%, 05/15/40 (a)	300,000	216,525
2.80%, 05/15/50 (a)	250,000	167,340
Albemarle Corp.
5.05%, 06/01/32 (a)	200,000	186,144
5.45%, 12/01/44 (a)	250,000	224,257
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	450,000	352,044
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ArcelorMittal S.A.
4.25%, 07/16/29	200,000	179,500
7.00%, 10/15/39	350,000	331,835
Barrick Gold Corp.
5.25%, 04/01/42	100,000	91,201
Barrick North America Finance LLC
5.70%, 05/30/41	250,000	238,595
5.75%, 05/01/43	200,000	189,332
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	400,000	391,068
BHP Billiton Finance USA Ltd.
6.42%, 03/01/26	100,000	104,868
4.13%, 02/24/42	275,000	234,690
5.00%, 09/30/43	700,000	663,019
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	131,940
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	96,206
5.90%, 07/05/24	500,000	493,495
6.05%, 03/15/25	500,000	488,715
1.40%, 08/05/26 (a)	150,000	121,610
6.17%, 07/15/27 (a)	500,000	472,565
6.33%, 07/15/29 (a)	200,000	186,898
6.38%, 07/15/32 (a)	300,000	278,835
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	195,120
3.88%, 11/02/27 (a)	200,000	174,374
CF Industries, Inc.
5.15%, 03/15/34	350,000	318,248
5.38%, 03/15/44	300,000	255,966
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	47,725
7.38%, 11/01/29	450,000	491,872
2.10%, 11/15/30 (a)	250,000	192,167
4.25%, 10/01/34 (a)	300,000	253,512
5.25%, 11/15/41 (a)	300,000	269,337
4.38%, 11/15/42 (a)	450,000	355,527
4.63%, 10/01/44 (a)	150,000	120,231
5.55%, 11/30/48 (a)	250,000	227,465
4.80%, 05/15/49 (a)	200,000	165,782
3.60%, 11/15/50 (a)	250,000	170,735
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	600,000	596,526
4.49%, 11/15/25 (a)	625,000	614,969
4.73%, 11/15/28 (a)	650,000	620,522
5.32%, 11/15/38 (a)	400,000	365,012
5.42%, 11/15/48 (a)	605,000	544,040
Eastman Chemical Co.
3.80%, 03/15/25 (a)	250,000	240,685
4.80%, 09/01/42 (a)	250,000	205,420
4.65%, 10/15/44 (a)	220,000	173,382
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	277,965
3.25%, 12/01/27 (a)	450,000	419,611
4.80%, 03/24/30 (a)	50,000	48,971
1.30%, 01/30/31 (a)	300,000	225,990
2.13%, 02/01/32 (a)	250,000	198,422
2.13%, 08/15/50 (a)	250,000	142,243
2.70%, 12/15/51 (a)	250,000	160,005
2.75%, 08/18/55 (a)	264,000	163,933
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	184,116
2.30%, 07/15/30 (a)	150,000	122,840
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	95,484
5.50%, 01/17/27	250,000	239,677

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FMC Corp.
3.20%, 10/01/26 (a)	150,000	138,594
3.45%, 10/01/29 (a)	200,000	171,934
4.50%, 10/01/49 (a)	150,000	115,902
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	500,000	485,180
4.13%, 03/01/28 (a)	300,000	269,499
4.63%, 08/01/30 (a)	450,000	397,633
5.40%, 11/14/34 (a)	300,000	266,805
5.45%, 03/15/43 (a)	500,000	414,925
Georgia-Pacific LLC
8.00%, 01/15/24	150,000	155,928
7.75%, 11/15/29	250,000	283,345
Huntsman International LLC
4.50%, 05/01/29 (a)	200,000	176,450
2.95%, 06/15/31 (a)	150,000	113,556
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	150,000	138,227
4.38%, 06/01/47 (a)	50,000	38,154
5.00%, 09/26/48 (a)	300,000	251,718
International Paper Co.
7.30%, 11/15/39	200,000	218,700
6.00%, 11/15/41 (a)	200,000	192,180
4.80%, 06/15/44 (a)	250,000	209,865
5.15%, 05/15/46 (a)	200,000	179,932
4.40%, 08/15/47 (a)	200,000	161,596
4.35%, 08/15/48 (a)	200,000	160,394
Kinross Gold Corp.
5.95%, 03/15/24 (a)	150,000	151,100
4.50%, 07/15/27 (a)	150,000	140,814
Linde, Inc.
2.65%, 02/05/25 (a)	200,000	191,416
3.20%, 01/30/26 (a)	250,000	238,862
1.10%, 08/10/30 (a)	200,000	151,376
3.55%, 11/07/42 (a)	150,000	119,102
2.00%, 08/10/50 (a)	100,000	56,430
Lubrizol Corp.
6.50%, 10/01/34	96,000	105,847
LYB International Finance BV
5.25%, 07/15/43	200,000	171,234
4.88%, 03/15/44 (a)	250,000	203,590
LYB International Finance II BV
3.50%, 03/02/27 (a)	200,000	183,170
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	77,804
3.38%, 10/01/40 (a)	150,000	103,506
4.20%, 10/15/49 (a)	300,000	216,039
4.20%, 05/01/50 (a)	300,000	216,429
3.63%, 04/01/51 (a)	300,000	196,560
3.80%, 10/01/60 (a)	150,000	94,551
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	250,000	252,005
4.63%, 02/26/55 (a)	300,000	226,686
Mosaic Co.
4.25%, 11/15/23 (a)	100,000	99,533
4.05%, 11/15/27 (a)	250,000	233,632
5.45%, 11/15/33 (a)	150,000	141,465
4.88%, 11/15/41 (a)	100,000	81,406
5.63%, 11/15/43 (a)	100,000	90,209
NewMarket Corp.
2.70%, 03/18/31 (a)	200,000	153,616
Newmont Corp.
2.80%, 10/01/29 (a)	300,000	249,627
2.25%, 10/01/30 (a)	350,000	271,603
5.88%, 04/01/35	250,000	242,452
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 10/01/39	325,000	325,858
4.88%, 03/15/42 (a)	200,000	174,156
5.45%, 06/09/44 (a)	175,000	160,232
Nucor Corp.
2.00%, 06/01/25 (a)	150,000	138,465
3.95%, 05/01/28 (a)	200,000	184,750
2.70%, 06/01/30 (a)	250,000	205,655
6.40%, 12/01/37	100,000	104,212
2.98%, 12/15/55 (a)	400,000	238,672
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	95,574
4.00%, 12/15/26 (a)	150,000	143,510
4.20%, 04/01/29 (a)	250,000	232,727
4.13%, 03/15/35 (a)	150,000	127,892
5.88%, 12/01/36	100,000	99,861
5.63%, 12/01/40	50,000	47,313
6.13%, 01/15/41 (a)	200,000	200,186
4.90%, 06/01/43 (a)	200,000	175,354
5.25%, 01/15/45 (a)	125,000	112,036
5.00%, 04/01/49 (a)	50,000	44,390
3.95%, 05/13/50 (a)	250,000	189,847
Packaging Corp. of America
3.65%, 09/15/24 (a)	200,000	194,562
3.40%, 12/15/27 (a)	200,000	182,430
4.05%, 12/15/49 (a)	150,000	114,291
3.05%, 10/01/51 (a)	200,000	126,298
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	95,876
3.75%, 03/15/28 (a)	300,000	278,340
2.80%, 08/15/29 (a)	150,000	128,997
2.55%, 06/15/30 (a)	100,000	83,270
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	66,920
2.15%, 08/15/30 (a)	250,000	190,657
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	281,000	319,413
6.13%, 12/15/33	50,000	53,001
5.75%, 06/01/35	50,000	50,611
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	272,340
5.20%, 11/02/40	350,000	339,962
2.75%, 11/02/51 (a)	200,000	129,708
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	200,000	183,372
4.13%, 08/21/42 (a)	150,000	126,800
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	231,052
4.25%, 01/15/48 (a)	250,000	185,137
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	250,000	243,017
3.45%, 08/01/25 (a)	150,000	143,529
3.95%, 01/15/26 (a)	100,000	96,721
3.45%, 06/01/27 (a)	550,000	506,385
2.95%, 08/15/29 (a)	300,000	257,091
2.30%, 05/15/30 (a)	200,000	160,382
4.55%, 08/01/45 (a)	150,000	120,017
4.50%, 06/01/47 (a)	450,000	368,140
3.80%, 08/15/49 (a)	200,000	145,144
3.30%, 05/15/50 (a)	200,000	132,642
Southern Copper Corp.
3.88%, 04/23/25	200,000	191,468
7.50%, 07/27/35	350,000	380,572
6.75%, 04/16/40	200,000	206,464
5.25%, 11/08/42	300,000	263,505
5.88%, 04/23/45	345,000	323,713

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	150,000	138,803
5.00%, 12/15/26 (a)	175,000	170,874
1.65%, 10/15/27 (a)	100,000	82,180
3.45%, 04/15/30 (a)	200,000	169,142
3.25%, 01/15/31 (a)	200,000	163,636
3.25%, 10/15/50 (a)	150,000	92,307
Suzano Austria GmbH
6.00%, 01/15/29 (a)	550,000	514,497
5.00%, 01/15/30 (a)	300,000	259,830
3.75%, 01/15/31 (a)	250,000	195,520
3.13%, 01/15/32 (a)	350,000	250,894
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	213,082
6.13%, 10/01/35	200,000	191,536
6.00%, 08/15/40 (a)	240,000	212,621
5.40%, 02/01/43 (a)	100,000	82,831
Vale Overseas Ltd.
6.25%, 08/10/26	400,000	404,924
3.75%, 07/08/30 (a)	500,000	404,645
6.88%, 11/21/36	523,000	500,114
6.88%, 11/10/39	375,000	353,775
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	250,000	233,385
3.38%, 06/15/30 (a)	150,000	127,640
2.88%, 08/15/41 (a)	75,000	47,528
5.00%, 08/15/46 (a)	225,000	188,098
4.38%, 11/15/47 (a)	130,000	98,673
3.13%, 08/15/51 (a)	150,000	92,645
3.38%, 08/15/61 (a)	150,000	87,272
WestRock MWV LLC
8.20%, 01/15/30	40,000	44,797
Weyerhaeuser Co.
6.95%, 10/01/27	200,000	212,818
4.00%, 11/15/29 (a)	175,000	157,530
7.38%, 03/15/32	450,000	487,948
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	95,759
3.75%, 03/15/25 (a)	200,000	192,832
4.65%, 03/15/26 (a)	250,000	244,912
3.90%, 06/01/28 (a)	250,000	229,945
4.90%, 03/15/29 (a)	300,000	286,632
4.20%, 06/01/32 (a)	250,000	220,005
3.00%, 06/15/33 (a)	250,000	193,715
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	150,000	111,056
		42,179,821
Capital Goods 1.3%
3M Co.
3.25%, 02/14/24 (a)	250,000	245,175
2.00%, 02/14/25 (a)	200,000	187,522
2.65%, 04/15/25 (a)	200,000	188,970
3.00%, 08/07/25	200,000	190,296
2.25%, 09/19/26 (a)	100,000	90,107
2.88%, 10/15/27 (a)	300,000	270,054
3.38%, 03/01/29 (a)	150,000	133,920
2.38%, 08/26/29 (a)	350,000	287,892
3.05%, 04/15/30 (a)	200,000	170,976
3.13%, 09/19/46 (a)	200,000	132,894
3.63%, 10/15/47 (a)	250,000	182,035
4.00%, 09/14/48 (a)	300,000	235,329
3.25%, 08/26/49 (a)	300,000	202,854
3.70%, 04/15/50 (a)(c)	250,000	184,740
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	188,486
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	200,000	148,328
Allegion PLC
3.50%, 10/01/29 (a)	110,000	93,346
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	350,000	334,733
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	74,727
4.50%, 05/15/28 (a)	300,000	279,168
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	199,303
2.69%, 05/25/31 (a)	250,000	196,398
Amphenol Corp.
2.05%, 03/01/25 (a)	200,000	187,178
4.35%, 06/01/29 (a)	200,000	189,446
2.80%, 02/15/30 (a)	300,000	252,717
Avery Dennison Corp.
4.88%, 12/06/28 (a)	200,000	193,564
2.65%, 04/30/30 (a)	200,000	160,370
Berry Global, Inc.
0.95%, 02/15/24 (a)	150,000	140,960
1.57%, 01/15/26 (a)	600,000	524,628
1.65%, 01/15/27 (a)	100,000	83,304
Boeing Co.
1.95%, 02/01/24	250,000	239,927
1.43%, 02/04/24 (a)	700,000	665,882
2.80%, 03/01/24 (a)	150,000	144,671
2.85%, 10/30/24 (a)	100,000	94,909
4.88%, 05/01/25 (a)	1,000,000	976,000
2.60%, 10/30/25 (a)	100,000	91,572
2.75%, 02/01/26 (a)	400,000	362,120
2.20%, 02/04/26 (a)	1,550,000	1,376,834
3.10%, 05/01/26 (a)	200,000	182,424
2.25%, 06/15/26 (a)	50,000	44,118
2.70%, 02/01/27 (a)	300,000	261,171
2.80%, 03/01/27 (a)	100,000	88,051
5.04%, 05/01/27 (a)	650,000	626,294
3.25%, 03/01/28 (a)	100,000	86,995
3.45%, 11/01/28 (a)	150,000	130,139
3.20%, 03/01/29 (a)	300,000	251,205
2.95%, 02/01/30 (a)	250,000	201,727
5.15%, 05/01/30 (a)	1,300,000	1,204,268
3.63%, 02/01/31 (a)	500,000	415,060
6.13%, 02/15/33	150,000	145,253
3.60%, 05/01/34 (a)	250,000	187,975
3.25%, 02/01/35 (a)	250,000	176,913
3.55%, 03/01/38 (a)	150,000	102,864
3.50%, 03/01/39 (a)	150,000	101,349
6.88%, 03/15/39	100,000	97,988
5.88%, 02/15/40	150,000	130,214
5.71%, 05/01/40 (a)	900,000	786,384
3.63%, 03/01/48 (a)	125,000	77,896
3.85%, 11/01/48 (a)	150,000	97,829
3.90%, 05/01/49 (a)	150,000	98,042
3.75%, 02/01/50 (a)	375,000	243,360
5.81%, 05/01/50 (a)	1,500,000	1,307,505
3.83%, 03/01/59 (a)	100,000	60,208
3.95%, 08/01/59 (a)	300,000	188,094
5.93%, 05/01/60 (a)	950,000	814,872
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	400,000	385,744
2.75%, 03/01/30 (a)	250,000	204,462
Carrier Global Corp.
2.24%, 02/15/25 (a)	450,000	420,565
2.49%, 02/15/27 (a)	89,000	79,077
2.72%, 02/15/30 (a)	700,000	578,641
2.70%, 02/15/31 (a)(d)	250,000	201,500

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/05/40 (a)	400,000	289,704
3.58%, 04/05/50 (a)(d)	550,000	380,880
Caterpillar Financial Services Corp.
3.75%, 11/24/23	200,000	198,482
3.65%, 12/07/23	100,000	99,193
0.95%, 01/10/24	350,000	335,282
2.85%, 05/17/24	150,000	146,013
3.30%, 06/09/24	250,000	245,297
0.60%, 09/13/24	200,000	185,310
2.15%, 11/08/24	450,000	428,040
3.25%, 12/01/24	100,000	97,066
3.40%, 05/13/25	400,000	387,004
1.45%, 05/15/25	300,000	276,414
0.80%, 11/13/25	500,000	443,470
0.90%, 03/02/26	300,000	264,534
1.10%, 09/14/27	450,000	379,188
Caterpillar, Inc.
3.40%, 05/15/24 (a)	600,000	588,912
2.60%, 04/09/30 (a)	250,000	213,402
6.05%, 08/15/36	225,000	242,626
5.20%, 05/27/41	275,000	273,364
3.80%, 08/15/42	250,000	206,340
4.30%, 05/15/44 (a)	175,000	154,653
3.25%, 09/19/49 (a)	400,000	296,376
3.25%, 04/09/50 (a)	400,000	296,028
4.75%, 05/15/64 (a)	200,000	179,640
CNH Industrial Capital LLC
4.20%, 01/15/24	240,000	236,606
1.88%, 01/15/26 (a)	200,000	178,382
CNH Industrial NV
3.85%, 11/15/27 (a)	250,000	228,722
Crane Co.
4.20%, 03/15/48 (a)	150,000	108,167
Deere & Co.
2.75%, 04/15/25 (a)	500,000	477,880
5.38%, 10/16/29	250,000	256,430
3.10%, 04/15/30 (a)	350,000	313,239
7.13%, 03/03/31	150,000	171,611
3.90%, 06/09/42 (a)	250,000	214,917
2.88%, 09/07/49 (a)	200,000	140,018
3.75%, 04/15/50 (a)(c)	300,000	246,639
Dover Corp.
2.95%, 11/04/29 (a)	150,000	129,279
5.38%, 10/15/35	100,000	95,028
5.38%, 03/01/41 (a)	150,000	138,677
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	182,983
Eaton Corp.
4.00%, 11/02/32	200,000	179,794
4.15%, 11/02/42	350,000	289,422
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	172,014
1.80%, 10/15/27 (a)	350,000	303,254
1.95%, 10/15/30 (a)	200,000	159,706
2.20%, 12/21/31 (a)	250,000	200,130
5.25%, 11/15/39	140,000	136,006
2.75%, 10/15/50 (a)	200,000	129,526
2.80%, 12/21/51 (a)	250,000	162,518
Flowserve Corp.
3.50%, 10/01/30 (a)	350,000	289,579
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	230,980
4.30%, 06/15/46 (a)	200,000	155,382
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25 (a)	250,000	240,600
3.25%, 09/15/29 (a)	200,000	166,042
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	185,796
GE Capital International Funding Co.
3.37%, 11/15/25	200,000	191,270
4.42%, 11/15/35	2,300,000	2,064,687
General Dynamics Corp.
2.38%, 11/15/24 (a)	100,000	95,508
3.25%, 04/01/25 (a)	250,000	241,547
3.50%, 05/15/25 (a)	250,000	243,280
2.13%, 08/15/26 (a)	150,000	136,017
3.50%, 04/01/27 (a)	250,000	236,495
2.63%, 11/15/27 (a)	150,000	134,450
3.75%, 05/15/28 (a)	300,000	282,432
3.63%, 04/01/30 (a)	300,000	275,253
2.25%, 06/01/31 (a)	200,000	163,614
4.25%, 04/01/40 (a)	300,000	264,321
3.60%, 11/15/42 (a)	150,000	119,681
4.25%, 04/01/50 (a)	175,000	152,192
General Electric Co.
6.75%, 03/15/32	708,000	765,837
5.88%, 01/14/38	100,000	100,301
6.88%, 01/10/39	100,000	109,696
4.35%, 05/01/50 (a)	175,000	145,465
Honeywell International, Inc.
3.35%, 12/01/23	100,000	98,881
2.30%, 08/15/24 (a)	250,000	240,167
1.35%, 06/01/25 (a)	400,000	368,272
2.50%, 11/01/26 (a)	450,000	413,424
1.10%, 03/01/27 (a)	250,000	215,640
2.70%, 08/15/29 (a)	250,000	220,027
1.95%, 06/01/30 (a)	300,000	246,231
1.75%, 09/01/31 (a)	500,000	391,040
5.70%, 03/15/37	200,000	209,428
3.81%, 11/21/47 (a)	200,000	165,626
2.80%, 06/01/50 (a)	250,000	177,690
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	47,625
3.15%, 08/15/27 (a)	100,000	90,712
3.50%, 02/15/28 (a)	150,000	137,687
2.30%, 03/15/31 (a)	150,000	120,293
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	140,000	125,541
4.20%, 05/01/30 (a)	250,000	222,650
IDEX Corp.
3.00%, 05/01/30 (a)	350,000	294,864
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	115,000	113,606
2.65%, 11/15/26 (a)	450,000	418,117
4.88%, 09/15/41 (a)	150,000	140,861
3.90%, 09/01/42 (a)	350,000	288,970
John Deere Capital Corp.
0.40%, 10/10/23	150,000	144,048
3.45%, 01/10/24	200,000	197,492
2.60%, 03/07/24	300,000	291,873
2.65%, 06/24/24	475,000	459,995
2.05%, 01/09/25	250,000	236,032
2.13%, 03/07/25	250,000	235,357
3.45%, 03/13/25	75,000	72,943
3.40%, 06/06/25	250,000	241,860
3.40%, 09/11/25	200,000	193,002
0.70%, 01/15/26	200,000	176,022
2.65%, 06/10/26	200,000	186,546
1.05%, 06/17/26	250,000	219,542
2.25%, 09/14/26	400,000	367,376
1.75%, 03/09/27	150,000	131,553
2.80%, 09/08/27	350,000	318,731
3.05%, 01/06/28	50,000	46,026

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 03/07/29	200,000	184,412
2.80%, 07/18/29	400,000	351,272
2.45%, 01/09/30	200,000	168,574
2.00%, 06/17/31	200,000	158,628
Johnson Controls International plc
3.63%, 07/02/24 (a)	150,000	146,606
3.90%, 02/14/26 (a)	183,000	176,180
1.75%, 09/15/30 (a)	150,000	116,705
6.00%, 01/15/36	382,000	384,930
4.63%, 07/02/44 (a)	200,000	166,980
5.13%, 09/14/45 (a)	174,000	152,447
4.50%, 02/15/47 (a)	50,000	39,897
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	185,640
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)	100,000	98,461
3.83%, 04/27/25 (a)	200,000	193,614
3.85%, 12/15/26 (a)	200,000	188,948
4.40%, 06/15/28 (a)	545,000	513,951
2.90%, 12/15/29 (a)	150,000	126,843
1.80%, 01/15/31 (a)	200,000	149,652
4.85%, 04/27/35 (a)	100,000	91,791
6.15%, 12/15/40	50,000	50,500
5.05%, 04/27/45 (a)	100,000	88,855
Lafarge S.A.
7.13%, 07/15/36	150,000	158,739
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	200,000	180,448
4.40%, 03/15/29 (a)	226,000	210,020
3.50%, 11/15/51 (a)	150,000	103,304
Legrand France S.A.
8.50%, 02/15/25	150,000	162,621
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	89,289
1.70%, 08/01/27 (a)	300,000	252,126
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	217,683
1.85%, 06/15/30 (a)	300,000	244,104
3.60%, 03/01/35 (a)	100,000	85,907
4.50%, 05/15/36 (a)	100,000	92,467
6.15%, 09/01/36	200,000	211,768
5.72%, 06/01/40	165,000	169,038
4.07%, 12/15/42	450,000	382,455
3.80%, 03/01/45 (a)	300,000	239,979
4.70%, 05/15/46 (a)	350,000	319,602
2.80%, 06/15/50 (a)	250,000	166,573
4.09%, 09/15/52 (a)	525,000	438,706
4.15%, 06/15/53 (a)	200,000	168,474
4.30%, 06/15/62 (a)	200,000	167,274
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	98,593
3.45%, 06/01/27 (a)	25,000	23,092
3.50%, 12/15/27 (a)	150,000	138,522
2.50%, 03/15/30 (a)	200,000	160,966
2.40%, 07/15/31 (a)	400,000	310,904
4.25%, 12/15/47 (a)	300,000	230,172
Masco Corp.
2.00%, 10/01/30 (a)	350,000	263,809
4.50%, 05/15/47 (a)	175,000	134,505
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	200,000	166,972
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	450,000	429,921
3.20%, 02/01/27 (a)	300,000	277,746
3.25%, 01/15/28 (a)	450,000	410,301
4.40%, 05/01/30 (a)	250,000	236,355
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 05/01/40 (a)	100,000	93,752
5.05%, 11/15/40	100,000	92,402
4.75%, 06/01/43	300,000	264,810
3.85%, 04/15/45 (a)	200,000	154,268
4.03%, 10/15/47 (a)	600,000	477,372
5.25%, 05/01/50 (a)	300,000	287,403
nVent Finance Sarl
4.55%, 04/15/28 (a)	200,000	180,216
2.75%, 11/15/31 (a)	100,000	74,338
Oshkosh Corp.
3.10%, 03/01/30 (a)	150,000	121,049
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	400,000	370,708
2.29%, 04/05/27 (a)	200,000	177,322
2.57%, 02/15/30 (a)	500,000	409,960
3.11%, 02/15/40 (a)	50,000	35,283
3.36%, 02/15/50 (a)	300,000	203,337
Owens Corning
3.40%, 08/15/26 (a)	225,000	208,136
3.95%, 08/15/29 (a)	150,000	134,289
3.88%, 06/01/30 (a)	100,000	87,618
7.00%, 12/01/36	145,000	150,446
4.30%, 07/15/47 (a)	100,000	74,654
4.40%, 01/30/48 (a)	150,000	112,698
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	200,000	192,524
3.65%, 06/15/24	400,000	391,632
3.25%, 03/01/27 (a)	100,000	92,219
4.25%, 09/15/27 (a)	400,000	381,288
3.25%, 06/14/29 (a)	370,000	326,358
4.20%, 11/21/34 (a)	150,000	131,478
6.25%, 05/15/38	150,000	152,540
4.45%, 11/21/44 (a)	200,000	165,320
4.10%, 03/01/47 (a)	150,000	119,178
4.00%, 06/14/49 (a)	250,000	192,763
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	226,107
Precision Castparts Corp.
3.25%, 06/15/25 (a)	200,000	193,076
3.90%, 01/15/43 (a)	150,000	121,338
4.38%, 06/15/45 (a)	139,000	118,895
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	100,000	99,020
3.20%, 03/15/24 (a)	250,000	244,690
3.95%, 08/16/25 (a)	400,000	390,188
2.65%, 11/01/26 (a)	250,000	229,197
3.50%, 03/15/27 (a)	200,000	187,442
3.13%, 05/04/27 (a)	350,000	321,947
4.13%, 11/16/28 (a)	900,000	842,787
7.50%, 09/15/29	250,000	280,952
2.25%, 07/01/30 (a)	450,000	364,387
1.90%, 09/01/31 (a)	350,000	267,834
5.40%, 05/01/35	250,000	245,292
6.05%, 06/01/36	100,000	103,280
6.13%, 07/15/38	200,000	205,818
4.45%, 11/16/38 (a)	300,000	262,101
5.70%, 04/15/40	100,000	98,417
4.88%, 10/15/40 (d)	150,000	137,298
4.70%, 12/15/41	200,000	174,298
4.50%, 06/01/42	1,000,000	864,150
4.80%, 12/15/43 (a)	165,000	146,284
4.15%, 05/15/45 (a)	275,000	220,902
3.75%, 11/01/46 (a)	350,000	264,495
4.35%, 04/15/47 (a)	150,000	125,457
4.05%, 05/04/47 (a)	250,000	200,355
4.63%, 11/16/48 (a)	350,000	303,635

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 07/01/50 (a)	300,000	202,122
2.82%, 09/01/51 (a)	350,000	221,035
Republic Services, Inc.
2.50%, 08/15/24 (a)	350,000	334,617
0.88%, 11/15/25 (a)	150,000	132,522
2.90%, 07/01/26 (a)	200,000	184,068
3.38%, 11/15/27 (a)	300,000	275,160
3.95%, 05/15/28 (a)	75,000	70,416
2.30%, 03/01/30 (a)	250,000	205,757
1.45%, 02/15/31 (a)	250,000	186,958
1.75%, 02/15/32 (a)	250,000	186,898
6.20%, 03/01/40	100,000	102,638
3.05%, 03/01/50 (a)	150,000	102,464
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	92,078
1.75%, 08/15/31 (a)	200,000	153,764
4.20%, 03/01/49 (a)	200,000	170,064
2.80%, 08/15/61 (a)	150,000	89,057
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	150,000	142,724
1.00%, 09/15/25 (a)	250,000	221,922
3.85%, 12/15/25 (a)	100,000	95,695
3.80%, 12/15/26 (a)	150,000	142,245
1.40%, 09/15/27 (a)	350,000	289,432
4.20%, 09/15/28 (a)	50,000	46,818
2.95%, 09/15/29 (a)	300,000	253,356
2.00%, 06/30/30 (a)	250,000	192,250
1.75%, 02/15/31 (a)	250,000	185,138
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	85,336
3.10%, 05/01/50 (a)	200,000	143,296
Sonoco Products Co.
1.80%, 02/01/25 (a)	125,000	115,901
3.13%, 05/01/30 (a)	300,000	250,521
2.85%, 02/01/32 (a)	100,000	79,507
5.75%, 11/01/40 (a)	180,000	170,437
Stanley Black & Decker, Inc.
2.30%, 02/24/25 (a)	150,000	141,573
3.40%, 03/01/26 (a)	100,000	94,873
4.25%, 11/15/28 (a)	150,000	141,969
2.30%, 03/15/30 (a)	350,000	284,161
5.20%, 09/01/40	109,000	102,874
4.85%, 11/15/48 (a)	200,000	177,530
2.75%, 11/15/50 (a)	250,000	151,605
4.00%, 03/15/60 (a)(b)	250,000	219,050
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	250,000	217,880
2.75%, 04/01/31 (a)	375,000	296,164
Textron, Inc.
4.30%, 03/01/24 (a)	100,000	99,232
3.88%, 03/01/25 (a)	100,000	97,047
4.00%, 03/15/26 (a)	150,000	143,736
3.65%, 03/15/27 (a)	200,000	185,406
3.38%, 03/01/28 (a)	100,000	88,957
3.90%, 09/17/29 (a)	150,000	133,575
2.45%, 03/15/31 (a)	150,000	116,259
Timken Co.
3.88%, 09/01/24 (a)	150,000	147,039
4.50%, 12/15/28 (a)	150,000	138,734
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	300,000	279,798
5.75%, 06/15/43	200,000	190,626
4.30%, 02/21/48 (a)	150,000	115,805
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	200,000	180,078
4.65%, 11/01/44 (a)	100,000	83,662
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	300,000	269,151
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	180,000	151,816
5.25%, 10/01/54 (a)	100,000	86,563
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	170,178
2.40%, 04/01/28 (a)	250,000	195,155
2.95%, 04/01/31 (a)	50,000	36,068
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	189,124
3.50%, 06/01/30 (a)	250,000	214,567
4.50%, 06/15/47 (a)	250,000	203,422
4.70%, 03/01/48 (a)	150,000	125,073
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	189,030
3.50%, 05/01/29 (a)	209,000	187,962
2.60%, 02/01/30 (a)	250,000	209,007
2.20%, 01/15/32 (a)	200,000	155,660
3.20%, 06/01/32 (a)	250,000	210,110
2.95%, 01/15/52 (a)	300,000	195,138
Waste Management, Inc.
0.75%, 11/15/25 (a)	300,000	265,308
3.15%, 11/15/27 (a)	300,000	275,682
1.15%, 03/15/28 (a)	250,000	204,552
1.50%, 03/15/31 (a)	50,000	38,034
4.15%, 04/15/32 (a)	100,000	92,648
4.10%, 03/01/45 (a)	250,000	207,902
4.15%, 07/15/49 (a)	300,000	255,579
2.50%, 11/15/50 (a)	300,000	184,392
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)	300,000	294,777
3.20%, 06/15/25 (a)	200,000	187,310
3.45%, 11/15/26 (a)	150,000	136,052
4.95%, 09/15/28 (a)(f)	300,000	279,243
WW Grainger, Inc.
1.85%, 02/15/25 (a)	300,000	281,091
4.60%, 06/15/45 (a)	150,000	135,542
4.20%, 05/15/47 (a)	225,000	190,710
Xylem, Inc.
3.25%, 11/01/26 (a)	185,000	172,109
1.95%, 01/30/28 (a)	100,000	84,896
2.25%, 01/30/31 (a)	200,000	160,100
4.38%, 11/01/46 (a)	145,000	120,240
		85,672,207
Communications 2.1%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	250,000	236,410
3.40%, 06/15/27 (a)	100,000	93,266
1.35%, 09/15/30 (a)	275,000	208,821
4.50%, 06/15/47 (a)	78,000	68,427
2.50%, 09/15/50 (a)	400,000	244,296
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	300,000	270,042
2.88%, 05/07/30 (a)	350,000	293,982
6.38%, 03/01/35	350,000	365,694
6.13%, 11/15/37	100,000	99,704
6.13%, 03/30/40	600,000	598,560
4.38%, 07/16/42	300,000	244,545
4.38%, 04/22/49 (a)	350,000	289,397
American Tower Corp.
5.00%, 02/15/24	350,000	349,874
3.38%, 05/15/24 (a)	300,000	292,296
2.95%, 01/15/25 (a)	280,000	265,829
2.40%, 03/15/25 (a)	350,000	326,431

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 06/01/25 (a)	100,000	96,683
4.40%, 02/15/26 (a)	100,000	96,589
1.60%, 04/15/26 (a)	350,000	306,267
3.38%, 10/15/26 (a)	250,000	229,140
2.75%, 01/15/27 (a)	65,000	57,548
3.13%, 01/15/27 (a)	150,000	135,350
3.65%, 03/15/27 (a)	250,000	229,438
3.55%, 07/15/27 (a)	250,000	226,443
3.60%, 01/15/28 (a)	300,000	267,312
1.50%, 01/31/28 (a)	250,000	200,468
3.95%, 03/15/29 (a)	200,000	179,110
3.80%, 08/15/29 (a)	550,000	483,818
2.90%, 01/15/30 (a)	150,000	123,510
1.88%, 10/15/30 (a)	250,000	186,063
2.30%, 09/15/31 (a)	200,000	149,734
4.05%, 03/15/32 (a)	250,000	215,773
3.70%, 10/15/49 (a)	200,000	136,996
3.10%, 06/15/50 (a)	375,000	233,809
2.95%, 01/15/51 (a)	275,000	166,257
AT&T, Inc.
0.90%, 03/25/24 (a)	350,000	331,660
3.88%, 01/15/26 (a)	100,000	96,772
1.70%, 03/25/26 (a)	900,000	800,595
2.95%, 07/15/26 (a)	100,000	91,904
3.80%, 02/15/27 (a)	250,000	235,530
4.25%, 03/01/27 (a)	500,000	479,955
2.30%, 06/01/27 (a)	700,000	613,788
1.65%, 02/01/28 (a)	550,000	452,881
4.10%, 02/15/28 (a)	550,000	513,942
4.35%, 03/01/29 (a)	850,000	795,149
4.30%, 02/15/30 (a)	950,000	869,668
2.75%, 06/01/31 (a)	900,000	723,402
2.25%, 02/01/32 (a)	800,000	606,000
2.55%, 12/01/33 (a)	1,081,000	805,183
4.50%, 05/15/35 (a)	800,000	693,032
5.25%, 03/01/37 (a)	400,000	370,592
4.90%, 08/15/37 (a)	129,000	114,744
4.85%, 03/01/39 (a)	340,000	295,202
5.35%, 09/01/40	250,000	227,543
3.50%, 06/01/41 (a)	800,000	578,112
4.30%, 12/15/42 (a)	400,000	318,144
3.10%, 02/01/43 (a)	300,000	200,946
4.65%, 06/01/44 (a)	150,000	122,903
4.35%, 06/15/45 (a)	300,000	235,557
4.75%, 05/15/46 (a)	600,000	503,160
5.15%, 11/15/46 (a)	250,000	218,723
5.65%, 02/15/47 (a)	250,000	238,320
5.45%, 03/01/47 (a)	128,000	118,820
4.50%, 03/09/48 (a)	500,000	396,315
4.55%, 03/09/49 (a)	309,000	247,982
5.15%, 02/15/50 (a)	200,000	176,324
3.65%, 06/01/51 (a)	875,000	599,121
3.30%, 02/01/52 (a)	275,000	177,928
3.50%, 09/15/53 (a)	2,165,000	1,445,073
3.55%, 09/15/55 (a)	2,100,000	1,380,456
3.80%, 12/01/57 (a)	1,675,000	1,135,131
3.65%, 09/15/59 (a)	1,944,000	1,265,797
3.85%, 06/01/60 (a)	400,000	270,916
3.50%, 02/01/61 (a)	100,000	63,675
Bell Canada
0.75%, 03/17/24	250,000	235,635
4.46%, 04/01/48 (a)	550,000	447,518
4.30%, 07/29/49 (a)	50,000	40,146
3.20%, 02/15/52 (a)	300,000	196,266
3.65%, 08/15/52 (a)	250,000	178,285
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	248,142
5.13%, 12/04/28 (a)	800,000	752,752
9.63%, 12/15/30 (f)	150,000	173,876
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	350,000	346,153
4.91%, 07/23/25 (a)	1,200,000	1,171,956
3.75%, 02/15/28 (a)	325,000	288,265
4.20%, 03/15/28 (a)	250,000	226,053
2.25%, 01/15/29 (a)	200,000	156,628
5.05%, 03/30/29 (a)	400,000	368,420
2.80%, 04/01/31 (a)	500,000	380,060
2.30%, 02/01/32 (a)	300,000	214,332
4.40%, 04/01/33 (a)	150,000	124,080
6.38%, 10/23/35 (a)	600,000	553,368
5.38%, 04/01/38 (a)	300,000	243,825
3.50%, 06/01/41 (a)	300,000	192,327
3.50%, 03/01/42 (a)	450,000	285,214
6.48%, 10/23/45 (a)	1,000,000	884,830
5.38%, 05/01/47 (a)	750,000	579,037
5.75%, 04/01/48 (a)	750,000	607,717
5.13%, 07/01/49 (a)	350,000	259,185
4.80%, 03/01/50 (a)	850,000	611,133
3.70%, 04/01/51 (a)	550,000	335,148
3.90%, 06/01/52 (a)	750,000	469,410
5.25%, 04/01/53 (a)	400,000	306,120
6.83%, 10/23/55 (a)	150,000	138,609
3.85%, 04/01/61 (a)	500,000	293,980
4.40%, 12/01/61 (a)	200,000	128,460
3.95%, 06/30/62 (a)	300,000	178,635
5.50%, 04/01/63 (a)	300,000	229,101
Comcast Corp.
3.70%, 04/15/24 (a)	750,000	737,737
3.38%, 02/15/25 (a)	200,000	193,574
3.38%, 08/15/25 (a)	500,000	480,355
3.95%, 10/15/25 (a)	900,000	875,664
3.15%, 03/01/26 (a)	500,000	471,600
2.35%, 01/15/27 (a)	450,000	403,627
3.30%, 02/01/27 (a)	380,000	354,285
3.15%, 02/15/28 (a)	500,000	454,490
3.55%, 05/01/28 (a)	292,000	268,520
4.15%, 10/15/28 (a)	1,150,000	1,086,612
2.65%, 02/01/30 (a)	500,000	419,045
3.40%, 04/01/30 (a)	400,000	352,504
4.25%, 10/15/30 (a)	500,000	463,495
1.95%, 01/15/31 (a)	500,000	388,900
1.50%, 02/15/31 (a)	350,000	262,500
4.25%, 01/15/33	500,000	454,530
7.05%, 03/15/33	250,000	275,662
4.20%, 08/15/34 (a)	350,000	309,214
5.65%, 06/15/35	150,000	150,362
4.40%, 08/15/35 (a)	230,000	204,631
6.50%, 11/15/35	150,000	160,511
3.20%, 07/15/36 (a)	350,000	271,463
3.90%, 03/01/38 (a)	350,000	286,741
4.60%, 10/15/38 (a)	300,000	266,268
3.25%, 11/01/39 (a)	400,000	295,488
3.75%, 04/01/40 (a)	450,000	354,312
4.65%, 07/15/42	150,000	129,276
4.75%, 03/01/44	200,000	173,108
4.60%, 08/15/45 (a)	250,000	210,830
3.40%, 07/15/46 (a)	400,000	281,696
4.00%, 08/15/47 (a)	266,000	206,999
3.97%, 11/01/47 (a)	598,000	457,913
4.00%, 03/01/48 (a)	300,000	230,961
4.70%, 10/15/48 (a)	600,000	515,034
4.00%, 11/01/49 (a)	600,000	459,774

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 02/01/50 (a)	550,000	384,835
2.80%, 01/15/51 (a)	500,000	305,005
2.89%, 11/01/51 (a)	1,483,000	928,432
2.45%, 08/15/52 (a)	500,000	287,200
4.05%, 11/01/52 (a)	278,000	212,534
2.94%, 11/01/56 (a)	1,513,000	905,969
4.95%, 10/15/58 (a)	300,000	261,471
2.65%, 08/15/62 (a)	300,000	162,912
2.99%, 11/01/63 (a)	1,000,000	581,440
Crown Castle International Corp.
3.20%, 09/01/24 (a)	250,000	241,900
1.35%, 07/15/25 (a)	200,000	179,630
4.45%, 02/15/26 (a)	300,000	289,554
3.70%, 06/15/26 (a)	250,000	234,522
1.05%, 07/15/26 (a)	100,000	84,741
4.00%, 03/01/27 (a)	200,000	186,890
2.90%, 03/15/27 (a)	250,000	222,575
3.65%, 09/01/27 (a)	300,000	272,160
3.80%, 02/15/28 (a)	300,000	272,010
3.10%, 11/15/29 (a)	200,000	168,106
3.30%, 07/01/30 (a)	300,000	251,925
2.25%, 01/15/31 (a)	400,000	306,000
2.10%, 04/01/31 (a)	375,000	281,801
2.50%, 07/15/31 (a)	250,000	193,383
2.90%, 04/01/41 (a)	300,000	196,089
4.75%, 05/15/47 (a)	125,000	103,323
5.20%, 02/15/49 (a)	100,000	86,874
4.00%, 11/15/49 (a)	50,000	36,392
4.15%, 07/01/50 (a)	150,000	111,465
3.25%, 01/15/51 (a)	125,000	79,755
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	1,100,000	1,262,316
9.25%, 06/01/32	50,000	61,533
Discovery Communications LLC
3.90%, 11/15/24 (a)	200,000	194,340
3.45%, 03/15/25 (a)	250,000	237,210
4.90%, 03/11/26 (a)	100,000	96,831
3.95%, 03/20/28 (a)	550,000	483,065
4.13%, 05/15/29 (a)	250,000	214,400
3.63%, 05/15/30 (a)	250,000	206,710
5.00%, 09/20/37 (a)	100,000	79,443
6.35%, 06/01/40	200,000	177,786
4.88%, 04/01/43	175,000	127,439
5.20%, 09/20/47 (a)	375,000	278,985
5.30%, 05/15/49 (a)	200,000	150,554
4.65%, 05/15/50 (a)	300,000	206,868
4.00%, 09/15/55 (a)	514,000	308,935
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	74,477
1.85%, 02/15/31 (a)	250,000	192,925
2.95%, 02/15/51 (a)	250,000	162,993
Fox Corp.
4.03%, 01/25/24 (a)	250,000	246,750
3.05%, 04/07/25 (a)	250,000	237,555
4.71%, 01/25/29 (a)	550,000	518,012
3.50%, 04/08/30 (a)	200,000	171,866
5.48%, 01/25/39 (a)	350,000	304,055
5.58%, 01/25/49 (a)	400,000	344,208
Grupo Televisa S.A.B.
8.50%, 03/11/32	50,000	57,900
6.63%, 01/15/40	200,000	197,796
5.00%, 05/13/45 (a)	300,000	253,665
6.13%, 01/31/46 (a)	250,000	247,095
5.25%, 05/24/49 (a)	200,000	175,746
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	276,357
2.40%, 03/01/31 (a)	200,000	150,806
5.40%, 10/01/48 (a)	200,000	175,002
Koninklijke KPN N.V.
8.38%, 10/01/30	190,000	210,037
Magallanes, Inc.
3.43%, 03/15/24 (d)	500,000	483,715
3.64%, 03/15/25 (d)	500,000	473,685
3.76%, 03/15/27 (a)(d)	1,050,000	942,774
4.05%, 03/15/29 (a)(d)	450,000	389,475
4.28%, 03/15/32 (a)(d)	1,450,000	1,194,945
5.05%, 03/15/42 (a)(d)	1,150,000	862,051
5.14%, 03/15/52 (a)(d)	1,900,000	1,383,048
5.39%, 03/15/62 (a)(d)	850,000	617,321
Meta Platforms, Inc.
3.50%, 08/15/27 (a)(d)	800,000	747,960
3.85%, 08/15/32 (a)(d)	875,000	771,374
4.45%, 08/15/52 (a)(d)	800,000	654,232
4.65%, 08/15/62 (a)(d)	425,000	342,694
NBCUniversal Media LLC
5.95%, 04/01/41	200,000	201,544
4.45%, 01/15/43	200,000	166,892
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	300,000	241,098
4.20%, 06/01/30 (a)	200,000	181,546
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	250,000	243,192
3.60%, 04/15/26 (a)	500,000	474,445
Orange S.A.
9.00%, 03/01/31	800,000	961,144
5.38%, 01/13/42	250,000	235,605
5.50%, 02/06/44 (a)	150,000	143,658
Rogers Communications, Inc.
4.10%, 10/01/23 (a)	300,000	297,507
2.95%, 03/15/25 (a)(d)	300,000	285,636
3.63%, 12/15/25 (a)	270,000	254,750
2.90%, 11/15/26 (a)	100,000	90,691
3.20%, 03/15/27 (a)(d)	400,000	366,160
3.80%, 03/15/32 (a)(d)	500,000	432,060
4.50%, 03/15/42 (a)(d)	250,000	202,068
4.50%, 03/15/43 (a)	100,000	79,879
5.45%, 10/01/43 (a)	250,000	222,395
5.00%, 03/15/44 (a)	350,000	288,680
4.30%, 02/15/48 (a)	150,000	114,102
4.35%, 05/01/49 (a)	400,000	304,324
3.70%, 11/15/49 (a)	300,000	207,246
4.55%, 03/15/52 (a)(d)	600,000	481,872
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	300,000	292,512
3.55%, 04/14/25	200,000	192,074
3.70%, 04/14/27 (a)	200,000	185,990
TCI Communications, Inc.
7.88%, 02/15/26	100,000	108,546
7.13%, 02/15/28	150,000	161,919
Telefonica Emisiones S.A.
4.10%, 03/08/27	350,000	323,487
7.05%, 06/20/36	650,000	644,150
4.67%, 03/06/38	250,000	196,073
5.21%, 03/08/47	650,000	495,969
4.90%, 03/06/48	375,000	277,192
5.52%, 03/01/49 (a)	375,000	304,001
Telefonica Europe BV
8.25%, 09/15/30	350,000	380,289

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TELUS Corp.
2.80%, 02/16/27 (a)	150,000	136,562
3.70%, 09/15/27 (a)	150,000	140,585
3.40%, 05/13/32 (a)	300,000	250,368
4.60%, 11/16/48 (a)	200,000	168,872
4.30%, 06/15/49 (a)	175,000	140,347
Time Warner Cable LLC
6.55%, 05/01/37	450,000	408,897
7.30%, 07/01/38	450,000	428,706
6.75%, 06/15/39	450,000	399,136
5.88%, 11/15/40 (a)	250,000	207,873
5.50%, 09/01/41 (a)	375,000	296,756
4.50%, 09/15/42 (a)	375,000	260,471
Time Warner Entertainment Co. LP
8.38%, 07/15/33	300,000	321,378
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	850,000	813,416
1.50%, 02/15/26 (a)	350,000	307,916
2.25%, 02/15/26 (a)	500,000	448,150
2.63%, 04/15/26 (a)	125,000	113,160
3.75%, 04/15/27 (a)	1,200,000	1,109,748
4.75%, 02/01/28 (a)	400,000	378,456
2.05%, 02/15/28 (a)	600,000	498,138
2.63%, 02/15/29 (a)	225,000	186,028
2.40%, 03/15/29 (a)	200,000	163,740
3.38%, 04/15/29 (a)	800,000	692,024
3.88%, 04/15/30 (a)	2,050,000	1,818,186
2.55%, 02/15/31 (a)	750,000	594,735
2.88%, 02/15/31 (a)	200,000	160,822
3.50%, 04/15/31 (a)	800,000	675,496
2.25%, 11/15/31 (a)	250,000	189,398
2.70%, 03/15/32 (a)	250,000	195,925
4.38%, 04/15/40 (a)	600,000	492,390
3.00%, 02/15/41 (a)	600,000	401,886
4.50%, 04/15/50 (a)	925,000	744,828
3.30%, 02/15/51 (a)	800,000	524,176
3.40%, 10/15/52 (a)	800,000	530,176
3.60%, 11/15/60 (a)	500,000	324,310
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	190,824
3.00%, 02/13/26	350,000	328,618
1.85%, 07/30/26	400,000	356,404
7.00%, 03/01/32	100,000	111,429
4.38%, 08/16/41	150,000	128,991
4.13%, 12/01/41	200,000	166,030
4.13%, 06/01/44	350,000	287,801
3.00%, 07/30/46	150,000	102,857
Verizon Communications, Inc.
0.75%, 03/22/24	300,000	283,710
3.50%, 11/01/24 (a)	358,000	349,011
3.38%, 02/15/25	350,000	338,656
0.85%, 11/20/25 (a)	400,000	351,324
1.45%, 03/20/26 (a)	550,000	485,622
2.63%, 08/15/26	425,000	386,856
4.13%, 03/16/27	700,000	669,725
3.00%, 03/22/27 (a)	250,000	228,183
2.10%, 03/22/28 (a)	850,000	717,893
4.33%, 09/21/28	1,200,000	1,130,376
3.88%, 02/08/29 (a)	250,000	228,423
4.02%, 12/03/29 (a)	1,157,000	1,050,579
3.15%, 03/22/30 (a)	500,000	425,160
1.50%, 09/18/30 (a)	300,000	225,681
1.68%, 10/30/30 (a)	418,000	313,905
7.75%, 12/01/30	150,000	169,889
1.75%, 01/20/31 (a)	700,000	525,616
2.55%, 03/21/31 (a)	1,200,000	958,548
2.36%, 03/15/32 (a)	1,290,000	993,429
4.50%, 08/10/33	700,000	631,638
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 11/01/34 (a)	550,000	481,569
4.27%, 01/15/36	550,000	473,060
5.25%, 03/16/37	400,000	378,280
4.81%, 03/15/39	400,000	352,044
2.65%, 11/20/40 (a)	825,000	536,539
3.40%, 03/22/41 (a)	1,100,000	805,893
3.85%, 11/01/42 (a)	306,000	233,952
6.55%, 09/15/43	200,000	213,790
4.13%, 08/15/46	300,000	238,014
4.86%, 08/21/46	750,000	652,770
4.52%, 09/15/48	400,000	334,668
4.00%, 03/22/50 (a)	225,000	173,261
2.88%, 11/20/50 (a)	900,000	555,471
3.55%, 03/22/51 (a)	1,300,000	919,178
3.88%, 03/01/52 (a)	250,000	186,003
5.01%, 08/21/54	250,000	223,563
4.67%, 03/15/55	225,000	188,942
2.99%, 10/30/56 (a)	1,000,000	594,510
3.00%, 11/20/60 (a)	650,000	379,054
3.70%, 03/22/61 (a)	1,000,000	681,550
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	222,000	218,184
2.90%, 01/15/27 (a)(c)	400,000	356,540
3.38%, 02/15/28 (a)	250,000	222,480
3.70%, 06/01/28 (a)	250,000	224,065
4.20%, 06/01/29 (a)	289,000	254,592
4.95%, 01/15/31 (a)	250,000	220,695
4.20%, 05/19/32 (a)	325,000	263,848
5.50%, 05/15/33	100,000	89,653
6.88%, 04/30/36	275,000	258,247
5.90%, 10/15/40 (a)	50,000	42,355
4.85%, 07/01/42 (a)	150,000	109,151
4.38%, 03/15/43	450,000	302,175
5.85%, 09/01/43 (a)	300,000	239,748
5.25%, 04/01/44 (a)	150,000	110,949
4.90%, 08/15/44 (a)	200,000	141,620
4.60%, 01/15/45 (a)	150,000	102,377
4.95%, 05/19/50 (a)	325,000	231,689
Vodafone Group PLC
3.75%, 01/16/24	200,000	197,832
4.13%, 05/30/25	450,000	441,387
4.38%, 05/30/28	1,000,000	943,300
7.88%, 02/15/30	200,000	219,382
6.25%, 11/30/32	100,000	101,127
6.15%, 02/27/37	430,000	409,485
5.00%, 05/30/38	250,000	215,663
4.38%, 02/19/43	450,000	346,306
5.25%, 05/30/48	900,000	743,886
4.88%, 06/19/49	525,000	416,010
4.25%, 09/17/50	375,000	269,921
5.13%, 06/19/59	150,000	121,982
Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	331,292
3.70%, 09/15/24 (a)	150,000	147,140
3.35%, 03/24/25	500,000	483,050
3.70%, 10/15/25 (a)	250,000	242,605
1.75%, 01/13/26	500,000	452,860
3.38%, 11/15/26 (a)	200,000	188,726
3.70%, 03/23/27	200,000	189,940
2.20%, 01/13/28	350,000	305,291
2.00%, 09/01/29 (a)	375,000	306,712
3.80%, 03/22/30	200,000	182,326
2.65%, 01/13/31	800,000	661,632
6.20%, 12/15/34	200,000	208,498
6.40%, 12/15/35	250,000	265,760
6.15%, 03/01/37	100,000	104,021
6.65%, 11/15/37	350,000	383,348
4.63%, 03/23/40 (a)	250,000	226,208

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 05/13/40 (a)	550,000	426,173
6.15%, 02/15/41	150,000	156,800
4.75%, 09/15/44 (a)	190,000	169,949
4.95%, 10/15/45 (a)	135,000	122,943
7.75%, 12/01/45	100,000	122,593
4.75%, 11/15/46 (a)	125,000	111,841
2.75%, 09/01/49 (a)	650,000	414,258
4.70%, 03/23/50 (a)	550,000	492,651
3.60%, 01/13/51 (a)	750,000	559,710
3.80%, 05/13/60 (a)	450,000	335,560
Weibo Corp.
3.50%, 07/05/24 (a)	250,000	239,065
3.38%, 07/08/30 (a)	250,000	185,883
WPP Finance 2010
3.75%, 09/19/24	300,000	290,895
		137,730,420
Consumer Cyclical 1.6%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	82,394
3.90%, 04/15/30 (a)	150,000	129,381
3.50%, 03/15/32 (a)	100,000	80,036
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	500,000	485,120
3.40%, 12/06/27 (a)	750,000	674,055
2.13%, 02/09/31 (a)	450,000	346,792
4.50%, 11/28/34 (a)	200,000	170,326
4.00%, 12/06/37 (a)	300,000	230,727
2.70%, 02/09/41 (a)	250,000	153,783
4.20%, 12/06/47 (a)	350,000	253,414
3.15%, 02/09/51 (a)	400,000	236,084
4.40%, 12/06/57 (a)	300,000	216,906
3.25%, 02/09/61 (a)	300,000	169,116
Amazon.com, Inc.
2.73%, 04/13/24	400,000	390,900
0.45%, 05/12/24	700,000	657,118
2.80%, 08/22/24 (a)	700,000	678,951
3.80%, 12/05/24 (a)	450,000	444,082
3.00%, 04/13/25	400,000	386,500
0.80%, 06/03/25 (a)	250,000	227,017
5.20%, 12/03/25 (a)	400,000	406,836
1.00%, 05/12/26 (a)	825,000	725,241
3.30%, 04/13/27 (a)	600,000	567,696
1.20%, 06/03/27 (a)	100,000	85,525
3.15%, 08/22/27 (a)	1,000,000	932,330
1.65%, 05/12/28 (a)	700,000	595,406
3.45%, 04/13/29 (a)	400,000	370,188
1.50%, 06/03/30 (a)	700,000	553,441
2.10%, 05/12/31 (a)	400,000	324,732
3.60%, 04/13/32 (a)	700,000	635,992
4.80%, 12/05/34 (a)	300,000	296,202
3.88%, 08/22/37 (a)	875,000	762,256
2.88%, 05/12/41 (a)	650,000	475,046
4.95%, 12/05/44 (a)	400,000	384,716
4.05%, 08/22/47 (a)	1,050,000	894,190
2.50%, 06/03/50 (a)	600,000	374,676
3.10%, 05/12/51 (a)	900,000	630,216
3.95%, 04/13/52 (a)	700,000	576,373
4.25%, 08/22/57 (a)	500,000	419,670
2.70%, 06/03/60 (a)	600,000	356,778
3.25%, 05/12/61 (a)	550,000	371,189
4.10%, 04/13/62 (a)	300,000	241,149
American Honda Finance Corp.
3.55%, 01/12/24	450,000	443,790
2.90%, 02/16/24	300,000	292,662
2.40%, 06/27/24	500,000	480,715
0.55%, 07/12/24	650,000	604,149
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 09/10/24	200,000	190,398
1.20%, 07/08/25	400,000	362,476
1.00%, 09/10/25	200,000	179,120
2.30%, 09/09/26	250,000	226,018
3.50%, 02/15/28	200,000	184,060
2.25%, 01/12/29	350,000	294,574
1.80%, 01/13/31	250,000	194,293
Aptiv PLC
2.40%, 02/18/25 (a)	200,000	187,040
4.35%, 03/15/29 (a)	150,000	135,605
3.25%, 03/01/32 (a)	250,000	198,738
4.40%, 10/01/46 (a)	125,000	91,173
5.40%, 03/15/49 (a)	125,000	102,691
3.10%, 12/01/51 (a)	350,000	196,277
4.15%, 05/01/52 (a)	300,000	202,404
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	95,864
3.80%, 11/15/27 (a)	350,000	310,835
4.75%, 06/01/30 (a)	300,000	264,306
2.40%, 08/01/31 (a)	150,000	106,589
AutoZone, Inc.
3.13%, 04/18/24 (a)	50,000	48,689
3.25%, 04/15/25 (a)	200,000	190,762
3.63%, 04/15/25 (a)	100,000	96,340
3.13%, 04/21/26 (a)	50,000	46,827
3.75%, 06/01/27 (a)	200,000	187,982
3.75%, 04/18/29 (a)	200,000	180,756
4.00%, 04/15/30 (a)	250,000	225,100
1.65%, 01/15/31 (a)	150,000	111,693
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	187,592
1.95%, 10/01/30 (a)	200,000	149,824
Block Financial LLC
5.25%, 10/01/25 (a)	175,000	173,768
3.88%, 08/15/30 (a)	250,000	213,708
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	425,000	403,665
3.55%, 03/15/28 (a)	150,000	137,196
4.63%, 04/13/30 (a)	400,000	376,904
BorgWarner, Inc.
2.65%, 07/01/27 (a)	350,000	305,375
4.38%, 03/15/45 (a)	220,000	163,561
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	147,447
2.50%, 04/01/31 (a)	200,000	152,632
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	84,292
3.70%, 01/15/31 (a)	150,000	124,136
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	300,000	292,326
3.00%, 05/18/27 (a)	450,000	420,961
1.60%, 04/20/30 (a)	400,000	322,228
1.75%, 04/20/32 (a)	600,000	463,668
Cummins, Inc.
3.65%, 10/01/23 (a)	100,000	99,154
0.75%, 09/01/25 (a)	150,000	134,825
1.50%, 09/01/30 (a)	300,000	231,426
4.88%, 10/01/43 (a)	150,000	140,660
2.60%, 09/01/50 (a)	200,000	125,376
Daimler Finance North America LLC
8.50%, 01/18/31	450,000	537,646
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	145,295
4.55%, 02/15/48 (a)	100,000	75,235

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	225,000	171,560
4.10%, 01/15/52 (a)	250,000	154,918
Dollar General Corp.
4.15%, 11/01/25 (a)	89,000	86,425
3.88%, 04/15/27 (a)	150,000	141,960
4.13%, 05/01/28 (a)	150,000	141,858
3.50%, 04/03/30 (a)	300,000	263,490
5.00%, 11/01/32 (a)	200,000	192,688
4.13%, 04/03/50 (a)	200,000	156,774
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	250,000	242,695
4.20%, 05/15/28 (a)	525,000	489,473
2.65%, 12/01/31 (a)	250,000	196,330
DR Horton, Inc.
2.50%, 10/15/24 (a)	200,000	189,624
2.60%, 10/15/25 (a)	210,000	193,030
1.40%, 10/15/27 (a)	225,000	182,063
eBay, Inc.
3.45%, 08/01/24 (a)	300,000	292,080
1.40%, 05/10/26 (a)	200,000	175,410
3.60%, 06/05/27 (a)	350,000	324,649
2.70%, 03/11/30 (a)	200,000	163,150
2.60%, 05/10/31 (a)(c)	250,000	195,538
4.00%, 07/15/42 (a)	300,000	225,219
3.65%, 05/10/51 (a)	250,000	167,700
Expedia Group, Inc.
5.00%, 02/15/26 (a)	100,000	98,170
4.63%, 08/01/27 (a)	225,000	211,410
3.80%, 02/15/28 (a)	300,000	266,622
3.25%, 02/15/30 (a)	425,000	345,291
2.95%, 03/15/31 (a)	350,000	271,005
Ford Foundation
2.42%, 06/01/50 (a)	300,000	186,867
General Motors Co.
4.88%, 10/02/23	450,000	448,218
5.40%, 10/02/23	300,000	300,036
4.00%, 04/01/25	150,000	144,632
6.13%, 10/01/25 (a)	800,000	802,784
4.20%, 10/01/27 (a)	250,000	229,657
6.80%, 10/01/27 (a)	350,000	354,312
5.00%, 10/01/28 (a)	250,000	230,432
5.00%, 04/01/35	200,000	163,674
6.60%, 04/01/36 (a)	500,000	467,560
5.15%, 04/01/38 (a)	250,000	202,905
6.25%, 10/02/43	550,000	479,110
5.20%, 04/01/45	400,000	306,644
6.75%, 04/01/46 (a)	250,000	228,480
5.40%, 04/01/48 (a)	200,000	157,874
5.95%, 04/01/49 (a)	100,000	83,543
General Motors Financial Co., Inc.
5.10%, 01/17/24 (a)	575,000	572,366
1.05%, 03/08/24	400,000	375,740
3.95%, 04/13/24 (a)	250,000	243,917
1.20%, 10/15/24	200,000	183,756
3.50%, 11/07/24 (a)	450,000	432,090
4.00%, 01/15/25 (a)	250,000	240,702
2.90%, 02/26/25 (a)	650,000	609,609
3.80%, 04/07/25	350,000	333,438
4.35%, 04/09/25 (a)	61,000	58,986
2.75%, 06/20/25 (a)	250,000	230,352
1.25%, 01/08/26 (a)	425,000	365,661
5.25%, 03/01/26 (a)	375,000	365,554
1.50%, 06/10/26 (a)	200,000	169,994
4.00%, 10/06/26 (a)	300,000	278,172
4.35%, 01/17/27 (a)	500,000	464,180
2.35%, 02/26/27 (a)	250,000	212,348
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/09/27 (a)	400,000	379,692
2.70%, 08/20/27 (a)	400,000	338,768
3.85%, 01/05/28 (a)	200,000	176,590
2.40%, 04/10/28 (a)	300,000	240,831
5.65%, 01/17/29 (a)	150,000	142,230
3.60%, 06/21/30 (a)	400,000	324,700
2.70%, 06/10/31 (a)	450,000	332,217
3.10%, 01/12/32 (a)	500,000	376,705
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	93,059
2.75%, 02/01/32 (a)	250,000	194,348
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	150,000	147,600
3.35%, 09/01/24 (a)	150,000	142,524
5.25%, 06/01/25 (a)	300,000	290,730
5.38%, 04/15/26 (a)	350,000	335,058
5.75%, 06/01/28 (a)	250,000	235,695
5.30%, 01/15/29 (a)	200,000	182,020
4.00%, 01/15/30 (a)	275,000	229,779
4.00%, 01/15/31 (a)	250,000	204,718
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	94,285
4.63%, 07/28/45 (a)	150,000	109,715
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	195,154
Home Depot, Inc.
3.75%, 02/15/24 (a)	500,000	495,190
3.35%, 09/15/25 (a)	100,000	96,631
3.00%, 04/01/26 (a)	550,000	519,744
2.13%, 09/15/26 (a)	300,000	272,394
2.50%, 04/15/27 (a)	200,000	182,162
2.80%, 09/14/27 (a)	150,000	137,403
1.50%, 09/15/28 (a)	250,000	208,003
3.90%, 12/06/28 (a)	450,000	427,662
2.95%, 06/15/29 (a)	650,000	575,282
2.70%, 04/15/30 (a)	550,000	470,789
1.38%, 03/15/31 (a)	150,000	113,435
1.88%, 09/15/31 (a)	250,000	194,485
3.25%, 04/15/32 (a)	400,000	347,260
5.88%, 12/16/36	1,000,000	1,041,240
3.30%, 04/15/40 (a)	355,000	272,704
5.40%, 09/15/40 (a)	191,000	188,509
5.95%, 04/01/41 (a)	400,000	417,640
4.20%, 04/01/43 (a)	250,000	210,763
4.88%, 02/15/44 (a)	350,000	322,210
4.40%, 03/15/45 (a)	150,000	127,925
4.25%, 04/01/46 (a)	550,000	462,990
3.90%, 06/15/47 (a)	100,000	79,768
4.50%, 12/06/48 (a)	350,000	306,456
3.13%, 12/15/49 (a)	450,000	310,189
3.35%, 04/15/50 (a)	500,000	360,075
2.38%, 03/15/51 (a)	450,000	265,383
2.75%, 09/15/51 (a)	250,000	160,005
3.63%, 04/15/52 (a)	400,000	302,432
4.95%, 09/15/52 (a)	300,000	282,042
3.50%, 09/15/56 (a)	297,000	211,402
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	181,178
2.97%, 03/10/32 (a)	225,000	190,307
Hyatt Hotels Corp.
5.63%, 04/23/25 (a)	200,000	198,218
4.85%, 03/15/26 (a)	250,000	242,750
4.38%, 09/15/28 (a)	200,000	180,502
6.00%, 04/23/30 (a)	150,000	145,250
J Paul Getty Trust
Series 2021 0.39%, 01/01/24 (a)	100,000	95,053

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JD.com, Inc.
3.88%, 04/29/26	200,000	190,162
4.13%, 01/14/50 (a)	150,000	109,568
Kohl's Corp.
4.25%, 07/17/25 (a)	100,000	90,139
3.38%, 05/01/31 (a)	175,000	107,891
5.55%, 07/17/45 (a)	125,000	74,535
Lear Corp.
3.80%, 09/15/27 (a)	150,000	137,058
4.25%, 05/15/29 (a)	150,000	132,539
2.60%, 01/15/32 (a)	100,000	73,637
5.25%, 05/15/49 (a)	250,000	197,903
Lennar Corp.
4.88%, 12/15/23 (a)	200,000	199,428
4.50%, 04/30/24 (a)	150,000	147,417
5.88%, 11/15/24 (a)	150,000	150,969
4.75%, 05/30/25 (a)	200,000	196,224
5.00%, 06/15/27 (a)	100,000	94,986
4.75%, 11/29/27 (a)	200,000	185,364
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	200,000	196,102
3.38%, 09/15/25 (a)	400,000	382,168
2.50%, 04/15/26 (a)	650,000	600,002
3.10%, 05/03/27 (a)	460,000	422,492
1.30%, 04/15/28 (a)	250,000	202,948
6.50%, 03/15/29	301,000	318,551
3.65%, 04/05/29 (a)	472,000	426,140
4.50%, 04/15/30 (a)	400,000	374,632
1.70%, 10/15/30 (a)	400,000	302,568
2.63%, 04/01/31 (a)	500,000	402,195
3.75%, 04/01/32 (a)	500,000	432,770
5.00%, 04/15/33 (a)	300,000	284,559
5.00%, 04/15/40 (a)	300,000	267,093
4.65%, 04/15/42 (a)	150,000	127,541
4.38%, 09/15/45 (a)	200,000	157,070
3.70%, 04/15/46 (a)	250,000	179,495
4.05%, 05/03/47 (a)	550,000	415,426
4.55%, 04/05/49 (a)	300,000	242,157
5.13%, 04/15/50 (a)	250,000	226,125
3.00%, 10/15/50 (a)	300,000	184,350
4.25%, 04/01/52 (a)	300,000	228,912
5.63%, 04/15/53 (a)	300,000	277,929
4.45%, 04/01/62 (a)	375,000	282,420
5.80%, 09/15/62 (a)	300,000	276,492
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	245,160
4.15%, 10/01/25 (a)	250,000	243,880
2.45%, 06/15/30 (a)	150,000	121,725
Marriott International, Inc.
4.15%, 12/01/23 (a)	150,000	149,114
3.60%, 04/15/24 (a)	200,000	195,438
3.75%, 03/15/25 (a)	100,000	96,420
5.75%, 05/01/25 (a)	250,000	252,805
3.75%, 10/01/25 (a)	50,000	47,575
3.13%, 06/15/26 (a)	300,000	276,750
4.65%, 12/01/28 (a)	150,000	139,833
4.63%, 06/15/30 (a)	300,000	272,052
2.85%, 04/15/31 (a)	200,000	157,216
3.50%, 10/15/32 (a)	475,000	382,536
McDonald's Corp.
3.25%, 06/10/24	150,000	146,784
3.38%, 05/26/25 (a)	200,000	192,452
3.70%, 01/30/26 (a)	500,000	483,025
3.50%, 03/01/27 (a)	350,000	330,606
3.50%, 07/01/27 (a)	300,000	280,635
3.80%, 04/01/28 (a)	350,000	329,087
2.63%, 09/01/29 (a)	400,000	342,728
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 03/01/30 (a)	250,000	204,315
3.60%, 07/01/30 (a)	350,000	315,749
4.70%, 12/09/35 (a)	300,000	276,783
6.30%, 10/15/37	180,000	187,652
6.30%, 03/01/38	250,000	262,567
5.70%, 02/01/39	183,000	181,168
3.70%, 02/15/42	250,000	189,635
3.63%, 05/01/43	200,000	149,486
4.88%, 12/09/45 (a)	525,000	467,581
4.45%, 03/01/47 (a)	325,000	273,890
4.45%, 09/01/48 (a)	250,000	210,368
3.63%, 09/01/49 (a)	450,000	329,179
4.20%, 04/01/50 (a)	150,000	120,812
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	77,489
2.50%, 01/15/31 (a)	100,000	67,325
6.00%, 01/15/43 (a)	175,000	133,917
3.97%, 08/06/61 (a)	100,000	53,003
NIKE, Inc.
2.40%, 03/27/25 (a)	300,000	284,505
2.38%, 11/01/26 (a)	300,000	274,053
2.75%, 03/27/27 (a)	300,000	275,910
2.85%, 03/27/30 (a)	450,000	391,878
3.25%, 03/27/40 (a)	350,000	269,867
3.63%, 05/01/43 (a)	100,000	78,289
3.88%, 11/01/45 (a)	300,000	244,152
3.38%, 11/01/46 (a)	150,000	113,091
3.38%, 03/27/50 (a)	375,000	279,052
NVR, Inc.
3.00%, 05/15/30 (a)	275,000	224,763
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	190,782
3.60%, 09/01/27 (a)	250,000	232,070
4.35%, 06/01/28 (a)	209,000	199,196
3.90%, 06/01/29 (a)	250,000	228,187
1.75%, 03/15/31 (a)	250,000	187,408
PACCAR Financial Corp.
0.35%, 02/02/24	300,000	284,037
0.50%, 08/09/24	250,000	232,110
2.15%, 08/15/24	50,000	47,839
0.90%, 11/08/24	150,000	138,411
1.80%, 02/06/25	200,000	187,952
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	148,799
5.00%, 01/15/27 (a)	150,000	145,949
7.88%, 06/15/32	25,000	25,958
6.38%, 05/15/33	150,000	141,527
6.00%, 02/15/35	100,000	90,523
PVH Corp.
4.63%, 07/10/25 (a)(d)	150,000	143,871
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	97,565
2.95%, 06/15/30 (a)	200,000	168,608
Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	156,770
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	198,328
0.88%, 04/15/26 (a)	150,000	129,269
1.88%, 04/15/31 (a)	150,000	112,224
Starbucks Corp.
3.85%, 10/01/23 (a)	200,000	198,798
2.00%, 03/12/27 (a)	200,000	175,612
3.50%, 03/01/28 (a)	350,000	325,503
4.00%, 11/15/28 (a)	250,000	235,062
3.55%, 08/15/29 (a)	300,000	271,227
2.25%, 03/12/30 (a)	200,000	162,170

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 11/15/30 (a)	275,000	224,620
3.00%, 02/14/32 (a)	150,000	124,496
4.30%, 06/15/45 (a)	50,000	40,967
3.75%, 12/01/47 (a)	150,000	111,261
4.50%, 11/15/48 (a)	350,000	290,328
4.45%, 08/15/49 (a)	325,000	267,078
3.35%, 03/12/50 (a)	200,000	136,576
3.50%, 11/15/50 (a)	300,000	210,753
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	98,434
4.13%, 07/15/27 (a)	150,000	137,990
3.05%, 03/15/32 (a)	100,000	74,986
Target Corp.
3.50%, 07/01/24	300,000	295,344
2.25%, 04/15/25 (a)	500,000	471,585
2.50%, 04/15/26	200,000	185,664
3.38%, 04/15/29 (a)	425,000	390,834
2.35%, 02/15/30 (a)	250,000	208,988
2.65%, 09/15/30 (a)	150,000	126,669
6.50%, 10/15/37	200,000	216,270
4.00%, 07/01/42	450,000	379,620
3.63%, 04/15/46	275,000	213,697
3.90%, 11/15/47 (a)	200,000	161,612
2.95%, 01/15/52 (a)	250,000	168,133
The California Endowment
2.50%, 04/01/51 (a)	100,000	64,201
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	364,632
1.15%, 05/15/28 (a)	100,000	81,646
3.88%, 04/15/30 (a)	350,000	321,709
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	250,000	230,180
3.80%, 11/01/29 (a)	200,000	162,760
Toyota Motor Corp.
0.68%, 03/25/24 (a)	500,000	471,870
2.36%, 07/02/24	150,000	144,210
1.34%, 03/25/26 (a)	300,000	266,649
3.67%, 07/20/28	250,000	234,472
2.76%, 07/02/29	150,000	131,720
Toyota Motor Credit Corp.
2.25%, 10/18/23	250,000	244,640
3.35%, 01/08/24	200,000	197,282
0.45%, 01/11/24	300,000	284,832
2.90%, 04/17/24	250,000	243,617
1.45%, 01/13/25	150,000	139,227
1.80%, 02/13/25	500,000	466,900
3.00%, 04/01/25	450,000	431,347
3.95%, 06/30/25	400,000	391,088
0.80%, 10/16/25	400,000	354,932
0.80%, 01/09/26	300,000	264,402
1.13%, 06/18/26	250,000	219,130
3.20%, 01/11/27	650,000	605,858
3.05%, 03/22/27	500,000	461,170
1.15%, 08/13/27	400,000	334,884
3.05%, 01/11/28	250,000	227,980
3.65%, 01/08/29	400,000	370,980
2.15%, 02/13/30	250,000	206,200
3.38%, 04/01/30	350,000	313,162
1.65%, 01/10/31	300,000	231,726
Tractor Supply Co.
1.75%, 11/01/30 (a)	225,000	168,813
VF Corp.
2.40%, 04/23/25 (a)	225,000	210,508
2.80%, 04/23/27 (a)	150,000	135,321
2.95%, 04/23/30 (a)	250,000	206,053
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VICI Properties LP
4.75%, 02/15/28 (a)	350,000	322,448
4.95%, 02/15/30 (a)	300,000	272,244
5.13%, 05/15/32 (a)	450,000	399,856
5.63%, 05/15/52 (a)	200,000	165,802
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	400,000	390,320
3.45%, 06/01/26 (a)	550,000	517,709
3.20%, 04/15/30 (a)	250,000	210,938
4.50%, 11/18/34 (a)	100,000	85,943
4.65%, 06/01/46 (a)	150,000	117,666
4.10%, 04/15/50 (a)	300,000	215,448
Walmart, Inc.
3.30%, 04/22/24 (a)	450,000	442,579
2.85%, 07/08/24 (a)	300,000	291,666
2.65%, 12/15/24 (a)	200,000	193,246
3.55%, 06/26/25 (a)	300,000	293,175
3.90%, 09/09/25	500,000	491,790
3.05%, 07/08/26 (a)	100,000	95,703
1.05%, 09/17/26 (a)	100,000	87,392
5.88%, 04/05/27	50,000	52,797
3.70%, 06/26/28 (a)	750,000	713,527
1.50%, 09/22/28 (a)	200,000	167,410
3.25%, 07/08/29 (a)	350,000	321,069
2.38%, 09/24/29 (a)	150,000	129,548
1.80%, 09/22/31 (a)	600,000	478,596
5.25%, 09/01/35	600,000	617,538
6.50%, 08/15/37	100,000	114,965
6.20%, 04/15/38	150,000	168,927
3.95%, 06/28/38 (a)	300,000	267,321
5.00%, 10/25/40	150,000	147,305
5.63%, 04/15/41	150,000	159,866
2.50%, 09/22/41 (a)	350,000	244,548
4.00%, 04/11/43 (a)	225,000	194,875
4.30%, 04/22/44 (a)	200,000	178,906
3.63%, 12/15/47 (a)	150,000	122,391
4.05%, 06/29/48 (a)	650,000	567,053
2.95%, 09/24/49 (a)	350,000	253,221
2.65%, 09/22/51 (a)	250,000	169,063
		108,016,819
Consumer Non-Cyclical 3.5%
Abbott Laboratories
3.40%, 11/30/23 (a)	350,000	346,220
3.88%, 09/15/25 (a)	100,000	98,028
3.75%, 11/30/26 (a)	608,000	590,490
1.15%, 01/30/28 (a)	350,000	293,338
1.40%, 06/30/30 (a)	100,000	78,400
4.75%, 11/30/36 (a)	500,000	489,045
6.00%, 04/01/39	160,000	172,488
5.30%, 05/27/40	200,000	201,798
4.75%, 04/15/43 (a)	200,000	185,602
4.90%, 11/30/46 (a)	950,000	914,707
AbbVie, Inc.
3.75%, 11/14/23 (a)	250,000	247,497
3.85%, 06/15/24 (a)	300,000	294,615
2.60%, 11/21/24 (a)	1,150,000	1,095,662
3.80%, 03/15/25 (a)	500,000	484,280
3.60%, 05/14/25 (a)	1,100,000	1,057,738
3.20%, 05/14/26 (a)	700,000	654,878
2.95%, 11/21/26 (a)	1,200,000	1,098,732
4.25%, 11/14/28 (a)	590,000	555,727
3.20%, 11/21/29 (a)	1,500,000	1,317,255
4.55%, 03/15/35 (a)	500,000	449,470
4.50%, 05/14/35 (a)	825,000	737,500
4.30%, 05/14/36 (a)	300,000	260,475
4.05%, 11/21/39 (a)	1,050,000	851,424

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 10/01/42 (a)	150,000	128,361
4.40%, 11/06/42	750,000	622,957
4.85%, 06/15/44 (a)	200,000	174,960
4.75%, 03/15/45 (a)	218,000	187,334
4.70%, 05/14/45 (a)	775,000	659,029
4.45%, 05/14/46 (a)	250,000	204,725
4.88%, 11/14/48 (a)	519,000	456,471
4.25%, 11/21/49 (a)	1,550,000	1,245,642
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	100,000	64,898
Adventist Health System
2.95%, 03/01/29 (a)	150,000	129,879
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	93,665
2.21%, 06/15/30 (a)	150,000	122,385
4.27%, 08/15/48 (a)	89,000	75,968
3.39%, 10/15/49 (a)	200,000	147,418
3.01%, 06/15/50 (a)	50,000	33,928
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	350,000	294,325
2.30%, 03/12/31 (a)	250,000	196,020
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	158,466
AHS Hospital Corp.
5.02%, 07/01/45	250,000	235,772
Allina Health System
3.89%, 04/15/49	150,000	119,967
2.90%, 11/15/51 (a)	50,000	32,873
Altria Group, Inc.
4.00%, 01/31/24	250,000	246,360
3.80%, 02/14/24 (a)	100,000	98,195
2.35%, 05/06/25 (a)	250,000	232,475
4.40%, 02/14/26 (a)	250,000	241,355
2.63%, 09/16/26 (a)	250,000	225,575
4.80%, 02/14/29 (a)	660,000	609,622
3.40%, 05/06/30 (a)	200,000	162,660
2.45%, 02/04/32 (a)	500,000	354,500
5.80%, 02/14/39 (a)	450,000	390,879
3.40%, 02/04/41 (a)	300,000	189,339
4.25%, 08/09/42	350,000	239,519
4.50%, 05/02/43	150,000	105,996
5.38%, 01/31/44	600,000	487,548
3.88%, 09/16/46 (a)	500,000	317,340
5.95%, 02/14/49 (a)	650,000	539,812
4.45%, 05/06/50 (a)	200,000	134,108
3.70%, 02/04/51 (a)	400,000	240,492
4.00%, 02/04/61 (a)	150,000	92,208
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	150,000	146,603
3.45%, 12/15/27 (a)	300,000	275,865
2.80%, 05/15/30 (a)	200,000	166,030
2.70%, 03/15/31 (a)	350,000	281,634
4.30%, 12/15/47 (a)	150,000	120,561
Amgen, Inc.
3.63%, 05/22/24 (a)	450,000	442,170
1.90%, 02/21/25 (a)	150,000	140,126
3.13%, 05/01/25 (a)	250,000	240,120
2.60%, 08/19/26 (a)	400,000	367,756
2.20%, 02/21/27 (a)	450,000	400,981
3.20%, 11/02/27 (a)	300,000	275,340
1.65%, 08/15/28 (a)	400,000	330,044
3.00%, 02/22/29 (a)	250,000	219,138
2.45%, 02/21/30 (a)	400,000	330,752
2.30%, 02/25/31 (a)	425,000	339,141
2.00%, 01/15/32 (a)	400,000	305,992
3.35%, 02/22/32 (a)	350,000	299,407
4.20%, 03/01/33 (a)	225,000	204,023
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 06/01/37	50,000	53,316
6.40%, 02/01/39	50,000	52,812
3.15%, 02/21/40 (a)	500,000	361,030
2.80%, 08/15/41 (a)	400,000	274,540
4.95%, 10/01/41	225,000	203,947
5.15%, 11/15/41 (a)	276,000	253,153
5.65%, 06/15/42 (a)	100,000	99,358
4.40%, 05/01/45 (a)	700,000	571,830
4.56%, 06/15/48 (a)	400,000	335,900
3.38%, 02/21/50 (a)	700,000	478,961
4.66%, 06/15/51 (a)	1,050,000	889,801
3.00%, 01/15/52 (a)	200,000	126,434
4.20%, 02/22/52 (a)	250,000	197,113
4.88%, 03/01/53 (a)	300,000	264,663
2.77%, 09/01/53 (a)	322,000	189,961
4.40%, 02/22/62 (a)	350,000	272,961
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	900,000	865,620
4.70%, 02/01/36 (a)	1,400,000	1,263,444
4.90%, 02/01/46 (a)	2,550,000	2,213,961
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	187,000	169,143
4.00%, 01/17/43	250,000	195,725
4.63%, 02/01/44	300,000	250,653
4.90%, 02/01/46 (a)	450,000	385,884
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	750,000	712,590
4.75%, 01/23/29 (a)	1,275,000	1,244,617
3.50%, 06/01/30 (a)	500,000	446,990
4.90%, 01/23/31 (a)	250,000	245,042
4.38%, 04/15/38 (a)	125,000	106,978
8.20%, 01/15/39	350,000	422,198
5.45%, 01/23/39 (a)	600,000	571,236
4.35%, 06/01/40 (a)	350,000	296,436
4.95%, 01/15/42	490,000	437,658
3.75%, 07/15/42	350,000	266,784
4.60%, 04/15/48 (a)	750,000	623,317
4.44%, 10/06/48 (a)	350,000	284,028
5.55%, 01/23/49 (a)	1,175,000	1,106,862
4.50%, 06/01/50 (a)	675,000	556,092
4.75%, 04/15/58 (a)	450,000	369,432
5.80%, 01/23/59 (a)	600,000	575,394
4.60%, 06/01/60 (a)	300,000	239,625
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	500,000	460,560
3.25%, 03/27/30 (a)	450,000	402,187
5.38%, 09/15/35	200,000	201,786
3.75%, 09/15/47 (a)	150,000	122,123
4.50%, 03/15/49 (a)	250,000	229,477
2.70%, 09/15/51 (a)	200,000	132,638
Ascension Health
2.53%, 11/15/29 (a)	120,000	101,621
3.11%, 11/15/39 (a)	200,000	151,320
3.95%, 11/15/46	375,000	317,835
4.85%, 11/15/53	150,000	147,339
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	650,000	609,589
1.20%, 05/28/26 (a)	350,000	307,755
1.75%, 05/28/28 (a)	350,000	295,025
2.25%, 05/28/31 (a)	100,000	81,565
AstraZeneca PLC
3.38%, 11/16/25	650,000	621,042
0.70%, 04/08/26 (a)	200,000	173,304
3.13%, 06/12/27 (a)	50,000	46,403
4.00%, 01/17/29 (a)	200,000	189,860
1.38%, 08/06/30 (a)	600,000	464,814
6.45%, 09/15/37	700,000	756,700

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 09/18/42	350,000	293,877
4.38%, 11/16/45	250,000	218,108
4.38%, 08/17/48 (a)	250,000	219,813
2.13%, 08/06/50 (a)	200,000	116,008
3.00%, 05/28/51 (a)	250,000	173,478
Banner Health
2.34%, 01/01/30 (a)	200,000	164,624
1.90%, 01/01/31 (a)	100,000	77,647
3.18%, 01/01/50 (a)	100,000	69,993
2.91%, 01/01/51 (a)	100,000	66,310
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	30,235
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	109,563
BAT Capital Corp.
3.22%, 08/15/24 (a)	750,000	721,995
2.79%, 09/06/24 (a)	300,000	285,675
3.22%, 09/06/26 (a)	350,000	313,355
4.70%, 04/02/27 (a)	350,000	326,931
3.56%, 08/15/27 (a)	1,100,000	966,493
2.26%, 03/25/28 (a)	200,000	159,410
3.46%, 09/06/29 (a)	200,000	162,124
4.91%, 04/02/30 (a)	400,000	353,752
2.73%, 03/25/31 (a)	250,000	185,080
4.39%, 08/15/37 (a)	700,000	501,585
3.73%, 09/25/40 (a)	250,000	160,650
4.54%, 08/15/47 (a)	600,000	401,820
4.76%, 09/06/49 (a)	325,000	224,195
5.28%, 04/02/50 (a)	175,000	129,675
3.98%, 09/25/50 (a)	300,000	186,420
5.65%, 03/16/52 (a)	200,000	153,882
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	302,687
4.45%, 03/16/28 (a)	300,000	267,858
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	194,090
5.25%, 06/23/45 (a)	173,000	159,925
Baxter International, Inc.
0.87%, 12/01/23	250,000	238,780
1.32%, 11/29/24	450,000	415,723
2.60%, 08/15/26 (a)	200,000	181,834
1.92%, 02/01/27 (a)	500,000	434,410
3.95%, 04/01/30 (a)	250,000	224,667
1.73%, 04/01/31 (a)	300,000	223,200
2.54%, 02/01/32 (a)	450,000	350,649
3.50%, 08/15/46 (a)	150,000	108,318
3.13%, 12/01/51 (a)	150,000	96,788
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	150,000	122,928
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	50,000	38,539
4.19%, 11/15/45 (a)	300,000	254,673
2.84%, 11/15/50 (a)	250,000	163,715
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	487,000	473,345
3.70%, 06/06/27 (a)	481,000	448,436
2.82%, 05/20/30 (a)	250,000	210,093
1.96%, 02/11/31 (a)	300,000	232,218
4.69%, 12/15/44 (a)	300,000	258,207
4.67%, 06/06/47 (a)	450,000	388,372
3.79%, 05/20/50 (a)	200,000	150,026
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	150,000	94,926
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Biogen, Inc.
4.05%, 09/15/25 (a)	600,000	582,648
2.25%, 05/01/30 (a)	500,000	395,570
3.15%, 05/01/50 (a)	550,000	355,058
3.25%, 02/15/51 (a)	335,000	217,717
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	250,000	210,820
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	175,000	155,736
2.10%, 06/01/31 (a)	100,000	78,193
3.21%, 06/01/50 (a)	100,000	69,470
Boston Scientific Corp.
3.45%, 03/01/24 (a)	110,000	107,702
1.90%, 06/01/25 (a)	150,000	138,474
2.65%, 06/01/30 (a)	350,000	291,434
6.75%, 11/15/35 (f)	100,000	107,867
4.55%, 03/01/39 (a)	150,000	130,154
7.38%, 01/15/40	100,000	113,539
4.70%, 03/01/49 (a)	200,000	175,346
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (a)	500,000	479,185
2.90%, 07/26/24 (a)	800,000	776,608
3.88%, 08/15/25 (a)	114,000	111,026
0.75%, 11/13/25 (a)	250,000	221,950
3.20%, 06/15/26 (a)	547,000	518,589
3.25%, 02/27/27	250,000	236,412
1.13%, 11/13/27 (a)	300,000	251,484
3.90%, 02/20/28 (a)	350,000	333,963
3.40%, 07/26/29 (a)	700,000	636,496
1.45%, 11/13/30 (a)	100,000	77,327
2.95%, 03/15/32 (a)	600,000	515,538
4.13%, 06/15/39 (a)	650,000	568,210
2.35%, 11/13/40 (a)	300,000	200,853
3.25%, 08/01/42	300,000	224,586
5.00%, 08/15/45 (a)	300,000	283,392
4.35%, 11/15/47 (a)	400,000	342,652
4.55%, 02/20/48 (a)	406,000	357,365
4.25%, 10/26/49 (a)	1,200,000	1,006,992
2.55%, 11/13/50 (a)	200,000	124,204
3.70%, 03/15/52 (a)	650,000	499,401
3.90%, 03/15/62 (a)	325,000	246,428
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	126,624
4.50%, 07/15/45 (a)	150,000	130,563
Brunswick Corp.
0.85%, 08/18/24 (a)	225,000	207,812
2.40%, 08/18/31 (a)	200,000	139,606
5.10%, 04/01/52 (a)	150,000	103,323
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	180,180
3.75%, 09/25/27 (a)	400,000	367,816
2.75%, 05/14/31 (a)	250,000	196,653
Campbell Soup Co.
3.95%, 03/15/25 (a)	250,000	243,380
4.15%, 03/15/28 (a)	400,000	375,624
2.38%, 04/24/30 (a)	250,000	199,630
4.80%, 03/15/48 (a)	225,000	190,163
3.13%, 04/24/50 (a)	25,000	16,021
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	272,000	262,951
3.75%, 09/15/25 (a)	250,000	242,115
3.41%, 06/15/27 (a)	400,000	370,356
4.60%, 03/15/43	150,000	121,776
4.90%, 09/15/45 (a)	150,000	126,771
4.37%, 06/15/47 (a)	100,000	77,122
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	125,000	84,686

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	100,000	80,207
Children's Health System of Texas
2.51%, 08/15/50 (a)	175,000	106,869
Children's Hospital
2.93%, 07/15/50 (a)	100,000	65,374
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	84,724
2.59%, 02/01/50 (a)	120,000	74,923
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	132,402
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	150,000	93,272
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	140,237
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	350,000	320,540
5.00%, 06/15/52 (a)	150,000	138,047
Cigna Corp.
0.61%, 03/15/24 (a)	75,000	70,693
3.25%, 04/15/25 (a)	300,000	287,268
4.13%, 11/15/25 (a)	750,000	729,142
4.50%, 02/25/26 (a)	385,000	375,976
1.25%, 03/15/26 (a)	150,000	131,541
3.40%, 03/01/27 (a)	435,000	400,887
3.05%, 10/15/27 (a)	191,000	171,568
4.38%, 10/15/28 (a)	1,000,000	944,760
2.40%, 03/15/30 (a)	500,000	408,600
2.38%, 03/15/31 (a)	450,000	358,596
4.80%, 08/15/38 (a)	500,000	444,420
3.20%, 03/15/40 (a)	100,000	72,333
6.13%, 11/15/41	145,000	145,200
4.80%, 07/15/46 (a)	405,000	347,859
3.88%, 10/15/47 (a)	289,000	212,146
4.90%, 12/15/48 (a)	850,000	738,845
3.40%, 03/15/50 (a)	375,000	255,172
3.40%, 03/15/51 (a)	425,000	290,810
City of Hope
5.62%, 11/15/43	195,000	195,111
Cleveland Clinic Foundation
4.86%, 01/01/14	125,000	106,261
Clorox Co.
3.10%, 10/01/27 (a)	100,000	91,238
3.90%, 05/15/28 (a)	450,000	425,083
4.40%, 05/01/29 (a)	150,000	142,064
Coca-Cola Co.
1.75%, 09/06/24	350,000	334,943
3.38%, 03/25/27	350,000	334,120
1.45%, 06/01/27	500,000	433,300
1.00%, 03/15/28	500,000	412,455
2.13%, 09/06/29	300,000	253,320
3.45%, 03/25/30	400,000	365,252
1.65%, 06/01/30	250,000	199,475
2.00%, 03/05/31	200,000	161,924
1.38%, 03/15/31	400,000	305,920
2.25%, 01/05/32	500,000	407,695
2.50%, 06/01/40	500,000	350,325
4.20%, 03/25/50	250,000	223,547
2.60%, 06/01/50	400,000	257,528
3.00%, 03/05/51	350,000	245,276
2.50%, 03/15/51	500,000	313,090
2.75%, 06/01/60	275,000	173,074
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	144,924
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	350,000	301,007
1.85%, 09/01/32 (a)	250,000	183,465
5.25%, 11/26/43	200,000	189,674
Colgate-Palmolive Co.
3.25%, 03/15/24	150,000	148,274
3.70%, 08/01/47 (a)	377,000	313,574
CommonSpirit Health
2.76%, 10/01/24 (a)	300,000	286,038
3.35%, 10/01/29 (a)	350,000	294,906
4.35%, 11/01/42	200,000	157,648
3.82%, 10/01/49 (a)	150,000	110,408
4.19%, 10/01/49 (a)	275,000	206,366
3.91%, 10/01/50 (a)	225,000	160,745
Community Health Network, Inc.
3.10%, 05/01/50 (a)	175,000	113,521
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	360,000	354,625
4.60%, 11/01/25 (a)	250,000	244,522
1.38%, 11/01/27 (a)	350,000	283,223
7.00%, 10/01/28	50,000	51,891
4.85%, 11/01/28 (a)	400,000	378,072
8.25%, 09/15/30	50,000	55,833
5.30%, 11/01/38 (a)	350,000	308,626
5.40%, 11/01/48 (a)	300,000	264,363
Constellation Brands, Inc.
4.75%, 11/15/24	150,000	149,448
4.40%, 11/15/25 (a)	250,000	245,190
4.75%, 12/01/25	200,000	198,556
3.70%, 12/06/26 (a)	200,000	188,442
3.60%, 02/15/28 (a)	100,000	91,455
4.65%, 11/15/28 (a)	250,000	236,897
3.15%, 08/01/29 (a)	300,000	258,480
2.88%, 05/01/30 (a)	550,000	456,637
4.75%, 05/09/32 (a)	200,000	187,480
4.50%, 05/09/47 (a)	175,000	141,836
4.10%, 02/15/48 (a)	150,000	115,209
5.25%, 11/15/48 (a)	200,000	180,558
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	200,000	144,182
CVS Health Corp.
3.38%, 08/12/24 (a)	250,000	244,197
2.63%, 08/15/24 (a)	300,000	288,108
4.10%, 03/25/25 (a)	300,000	293,853
3.88%, 07/20/25 (a)	750,000	727,642
2.88%, 06/01/26 (a)	600,000	557,346
3.00%, 08/15/26 (a)	250,000	231,242
3.63%, 04/01/27 (a)	250,000	234,340
6.25%, 06/01/27	200,000	208,188
1.30%, 08/21/27 (a)	350,000	292,232
4.30%, 03/25/28 (a)	1,372,000	1,298,516
3.25%, 08/15/29 (a)	500,000	438,010
3.75%, 04/01/30 (a)	400,000	356,548
1.75%, 08/21/30 (a)	100,000	76,600
1.88%, 02/28/31 (a)	400,000	304,840
2.13%, 09/15/31 (a)	300,000	230,814
4.88%, 07/20/35 (a)	250,000	226,637
4.78%, 03/25/38 (a)	1,400,000	1,228,570
6.13%, 09/15/39	150,000	150,897
4.13%, 04/01/40 (a)	150,000	119,973
2.70%, 08/21/40 (a)	400,000	263,028
5.30%, 12/05/43 (a)	250,000	225,587
5.13%, 07/20/45 (a)	950,000	835,192
5.05%, 03/25/48 (a)	2,200,000	1,938,882
4.25%, 04/01/50 (a)	250,000	195,820

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	144,038
4.38%, 09/15/45 (a)	75,000	63,261
2.60%, 10/01/50 (a)	250,000	154,650
2.80%, 12/10/51 (a)	250,000	159,820
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	100,000	81,559
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	155,350
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	200,000	189,290
2.60%, 11/15/29 (a)	250,000	213,883
3.25%, 11/15/39 (a)	200,000	152,042
3.40%, 11/15/49 (a)	300,000	214,809
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	189,882
1.38%, 09/29/25 (a)	200,000	181,524
3.88%, 05/18/28 (a)	250,000	236,092
2.38%, 10/24/29 (a)	200,000	167,614
2.00%, 04/29/30 (a)	350,000	281,039
2.13%, 04/29/32 (a)	250,000	194,103
5.88%, 09/30/36	200,000	206,776
3.88%, 04/29/43 (a)	50,000	40,421
Diageo Investment Corp.
4.25%, 05/11/42	100,000	85,003
Dignity Health
4.50%, 11/01/42	100,000	81,835
5.27%, 11/01/64	100,000	84,989
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	163,046
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	233,650
Eli Lilly & Co.
2.75%, 06/01/25 (a)	50,000	47,875
3.10%, 05/15/27 (a)	250,000	235,605
3.38%, 03/15/29 (a)	350,000	324,831
3.70%, 03/01/45 (a)	50,000	41,978
3.95%, 05/15/47 (a)	100,000	87,367
3.95%, 03/15/49 (a)	350,000	304,059
2.25%, 05/15/50 (a)	450,000	279,868
4.15%, 03/15/59 (a)	175,000	148,864
2.50%, 09/15/60 (a)	300,000	178,731
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	100,000	95,354
3.15%, 03/15/27 (a)	250,000	234,267
2.38%, 12/01/29 (a)	200,000	169,156
2.60%, 04/15/30 (a)	250,000	212,555
4.38%, 06/15/45 (a)	150,000	130,598
4.15%, 03/15/47 (a)	150,000	126,449
3.13%, 12/01/49 (a)	300,000	213,114
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	157,134
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	200,000	161,704
3.50%, 01/16/50 (a)	800,000	549,816
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	38,447
General Mills, Inc.
3.65%, 02/15/24 (a)	200,000	197,540
4.00%, 04/17/25 (a)	400,000	390,856
3.20%, 02/10/27 (a)	300,000	280,548
4.20%, 04/17/28 (a)	325,000	310,706
2.88%, 04/15/30 (a)	350,000	297,811
4.70%, 04/17/48 (a)	50,000	43,364
3.00%, 02/01/51 (a)	401,000	265,041
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Gilead Sciences, Inc.
3.70%, 04/01/24 (a)	400,000	394,020
3.50%, 02/01/25 (a)	600,000	579,984
3.65%, 03/01/26 (a)	700,000	666,288
2.95%, 03/01/27 (a)	350,000	319,165
1.20%, 10/01/27 (a)	400,000	330,424
4.60%, 09/01/35 (a)	375,000	340,159
4.00%, 09/01/36 (a)	300,000	250,104
5.65%, 12/01/41 (a)	200,000	194,738
4.80%, 04/01/44 (a)	550,000	481,382
4.50%, 02/01/45 (a)	400,000	333,928
4.75%, 03/01/46 (a)	650,000	566,748
4.15%, 03/01/47 (a)	575,000	456,136
2.80%, 10/01/50 (a)	500,000	309,995
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	350,000	336,402
3.00%, 06/01/24 (a)	300,000	292,347
3.38%, 06/01/29 (a)	150,000	136,425
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	350,000	340,599
3.88%, 05/15/28	500,000	471,690
5.38%, 04/15/34	180,000	179,858
6.38%, 05/15/38	775,000	844,758
4.20%, 03/18/43	175,000	146,771
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25 (d)	500,000	473,275
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (a)(d)	250,000	242,237
3.38%, 03/24/27 (a)(d)	500,000	455,320
3.38%, 03/24/29 (a)(d)	300,000	262,023
3.63%, 03/24/32 (a)(d)	600,000	508,812
4.00%, 03/24/52 (a)(d)	300,000	222,156
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	170,393
4.21%, 07/01/48 (a)	100,000	84,232
4.50%, 07/01/57 (a)	150,000	130,947
Hartford HealthCare Corp.
3.45%, 07/01/54	150,000	112,046
Hasbro, Inc.
3.00%, 11/19/24 (a)	150,000	143,879
3.55%, 11/19/26 (a)	200,000	185,426
3.50%, 09/15/27 (a)	100,000	91,066
3.90%, 11/19/29 (a)	200,000	175,254
6.35%, 03/15/40	200,000	192,864
5.10%, 05/15/44 (a)	100,000	82,101
HCA, Inc.
5.00%, 03/15/24	500,000	497,430
5.38%, 02/01/25	750,000	741,457
5.25%, 04/15/25	500,000	490,645
5.88%, 02/15/26 (a)	500,000	493,635
5.25%, 06/15/26 (a)	250,000	242,130
5.38%, 09/01/26 (a)	250,000	242,607
4.50%, 02/15/27 (a)	450,000	421,416
3.13%, 03/15/27 (a)(d)	250,000	221,143
5.63%, 09/01/28 (a)	500,000	478,150
5.88%, 02/01/29 (a)	250,000	244,162
3.38%, 03/15/29 (a)(d)	250,000	211,765
4.13%, 06/15/29 (a)	650,000	573,475
3.50%, 09/01/30 (a)	750,000	620,047
3.63%, 03/15/32 (a)(d)	500,000	406,060
5.13%, 06/15/39 (a)	225,000	188,861
4.38%, 03/15/42 (a)(d)	150,000	112,800
5.50%, 06/15/47 (a)	400,000	338,476
5.25%, 06/15/49 (a)	650,000	528,976
3.50%, 07/15/51 (a)	450,000	280,849
4.63%, 03/15/52 (a)(d)	500,000	376,755

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hershey Co.
0.90%, 06/01/25 (a)	200,000	181,686
2.30%, 08/15/26 (a)	310,000	283,349
2.45%, 11/15/29 (a)	100,000	85,217
3.13%, 11/15/49 (a)	150,000	107,373
2.65%, 06/01/50 (a)	150,000	99,000
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	150,000	117,212
Hormel Foods Corp.
0.65%, 06/03/24 (a)	300,000	281,217
1.70%, 06/03/28 (a)	150,000	127,836
1.80%, 06/11/30 (a)	250,000	199,735
3.05%, 06/03/51 (a)	250,000	172,905
Hospital Special Surgery
Series 2020 2.67%, 10/01/50 (a)	150,000	95,534
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	128,010
Illumina, Inc.
2.55%, 03/23/31 (a)	175,000	134,521
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	190,000	159,171
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	138,600
2.90%, 06/01/30 (a)	250,000	206,735
3.90%, 06/01/50 (a)	100,000	72,470
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	150,000	115,662
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	100,000	74,958
JBS USA LUX S.A.
5.50%, 01/15/30 (a)(d)	400,000	369,724
3.63%, 01/15/32 (a)(d)	250,000	197,125
3.00%, 05/15/32 (a)(d)	250,000	185,215
5.75%, 04/01/33 (a)(d)	500,000	453,065
4.38%, 02/02/52 (a)(d)	200,000	132,690
6.50%, 12/01/52 (a)(d)	250,000	222,048
JM Smucker Co.
3.50%, 03/15/25	350,000	337,368
2.38%, 03/15/30 (a)	250,000	201,550
2.13%, 03/15/32 (a)	200,000	151,378
4.25%, 03/15/35	250,000	212,463
4.38%, 03/15/45	200,000	159,584
3.55%, 03/15/50 (a)	100,000	68,160
Johnson & Johnson
3.38%, 12/05/23	250,000	249,390
2.63%, 01/15/25 (a)	220,000	211,842
0.55%, 09/01/25 (a)	350,000	313,334
2.45%, 03/01/26 (a)	600,000	562,110
2.95%, 03/03/27 (a)	300,000	281,397
0.95%, 09/01/27 (a)	450,000	381,298
2.90%, 01/15/28 (a)	350,000	323,022
6.95%, 09/01/29	100,000	114,828
1.30%, 09/01/30 (a)	400,000	318,588
4.95%, 05/15/33	100,000	101,455
4.38%, 12/05/33 (a)	250,000	240,920
3.55%, 03/01/36 (a)	317,000	273,932
3.63%, 03/03/37 (a)	550,000	476,344
3.40%, 01/15/38 (a)	350,000	291,616
5.85%, 07/15/38	182,000	194,314
2.10%, 09/01/40 (a)	400,000	267,432
4.50%, 09/01/40	50,000	46,446
4.85%, 05/15/41	150,000	145,451
4.50%, 12/05/43 (a)	200,000	184,898
3.70%, 03/01/46 (a)	575,000	473,645
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 03/03/47 (a)	200,000	164,368
3.50%, 01/15/48 (a)	50,000	39,707
2.25%, 09/01/50 (a)	375,000	231,641
2.45%, 09/01/60 (a)	350,000	206,252
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	250,000	233,200
2.81%, 06/01/41 (a)	400,000	279,612
4.88%, 04/01/42	50,000	47,148
4.15%, 05/01/47 (a)	275,000	230,442
3.27%, 11/01/49 (a)	500,000	356,120
3.00%, 06/01/51 (a)	400,000	265,448
Kellogg Co.
2.65%, 12/01/23	350,000	342,902
4.30%, 05/15/28 (a)	350,000	334,530
2.10%, 06/01/30 (a)	250,000	198,755
7.45%, 04/01/31	50,000	55,105
4.50%, 04/01/46	231,000	198,207
Keurig Dr Pepper, Inc.
3.13%, 12/15/23 (a)	150,000	147,527
4.42%, 05/25/25 (a)	350,000	345,047
3.40%, 11/15/25 (a)	200,000	191,224
2.55%, 09/15/26 (a)	150,000	135,635
3.43%, 06/15/27 (a)	200,000	185,344
4.60%, 05/25/28 (a)	500,000	483,140
3.20%, 05/01/30 (a)	300,000	256,497
2.25%, 03/15/31 (a)	250,000	194,450
4.50%, 11/15/45 (a)	250,000	204,188
4.42%, 12/15/46 (a)	200,000	160,838
3.80%, 05/01/50 (a)	250,000	178,690
4.50%, 04/15/52 (a)	400,000	318,336
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	141,177
1.05%, 09/15/27 (a)	200,000	168,176
3.95%, 11/01/28 (a)	200,000	189,698
3.20%, 04/25/29 (a)	300,000	270,612
3.10%, 03/26/30 (a)	200,000	176,838
6.63%, 08/01/37	300,000	335,523
5.30%, 03/01/41	300,000	294,711
3.20%, 07/30/46 (a)	100,000	71,384
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	173,000	171,801
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	229,734
5.00%, 03/15/42	150,000	131,141
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	461,625
3.88%, 05/15/27 (a)	400,000	374,044
4.63%, 01/30/29 (a)	200,000	191,726
3.75%, 04/01/30 (a)	250,000	220,638
6.75%, 03/15/32	100,000	105,617
5.00%, 07/15/35 (a)	150,000	136,335
6.88%, 01/26/39	275,000	283,478
4.63%, 10/01/39 (a)	125,000	103,623
6.50%, 02/09/40	200,000	201,880
5.00%, 06/04/42	450,000	391,338
5.20%, 07/15/45 (a)	500,000	436,105
4.38%, 06/01/46 (a)	800,000	623,936
4.88%, 10/01/49 (a)	300,000	248,481
5.50%, 06/01/50 (a)	250,000	225,877
Kroger Co.
4.00%, 02/01/24 (a)	300,000	297,336
2.65%, 10/15/26 (a)	200,000	182,228
4.50%, 01/15/29 (a)	200,000	190,132
2.20%, 05/01/30 (a)	250,000	198,915
1.70%, 01/15/31 (a)	200,000	150,496
7.50%, 04/01/31	100,000	112,612
6.90%, 04/15/38	140,000	151,880

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 07/15/40 (a)	50,000	46,338
5.00%, 04/15/42 (a)	100,000	88,851
5.15%, 08/01/43 (a)	67,000	60,074
3.88%, 10/15/46 (a)	100,000	76,413
4.45%, 02/01/47 (a)	300,000	246,864
4.65%, 01/15/48 (a)	50,000	42,398
5.40%, 01/15/49 (a)	200,000	188,144
3.95%, 01/15/50 (a)	270,000	207,654
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	500,000	483,905
2.30%, 12/01/24 (a)	250,000	235,777
3.60%, 02/01/25 (a)	150,000	144,786
2.95%, 12/01/29 (a)	100,000	84,945
2.70%, 06/01/31 (a)	250,000	202,228
4.70%, 02/01/45 (a)	300,000	249,621
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	79,057
3.19%, 07/01/49 (a)	100,000	71,876
4.12%, 07/01/55	100,000	83,751
3.34%, 07/01/60 (a)	150,000	101,331
Mayo Clinic
3.77%, 11/15/43	100,000	82,641
4.13%, 11/15/52	250,000	215,903
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	250,000	241,592
0.90%, 02/15/26 (a)	150,000	130,137
3.40%, 08/15/27 (a)	250,000	230,405
2.50%, 04/15/30 (a)	200,000	163,198
4.20%, 08/15/47 (a)	150,000	121,556
McKesson Corp.
3.80%, 03/15/24 (a)	100,000	98,580
0.90%, 12/03/25 (a)	250,000	219,190
3.95%, 02/16/28 (a)	200,000	188,184
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	128,766
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	195,570
5.90%, 11/01/39	125,000	130,351
4.60%, 06/01/44 (a)	175,000	157,262
MedStar Health, Inc.
3.63%, 08/15/49	125,000	92,564
Medtronic, Inc.
4.38%, 03/15/35	650,000	597,577
4.63%, 03/15/45	550,000	497,997
Memorial Health Services
3.45%, 11/01/49 (a)	100,000	74,173
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	29,020
2.96%, 01/01/50 (a)	100,000	67,144
4.13%, 07/01/52	150,000	125,471
4.20%, 07/01/55	200,000	168,684
Merck & Co., Inc.
2.90%, 03/07/24 (a)	250,000	244,552
2.75%, 02/10/25 (a)	700,000	671,867
0.75%, 02/24/26 (a)	100,000	87,840
1.70%, 06/10/27 (a)	450,000	393,853
3.40%, 03/07/29 (a)	550,000	505,323
1.45%, 06/24/30 (a)	250,000	196,000
2.15%, 12/10/31 (a)	600,000	482,862
6.50%, 12/01/33 (f)	250,000	277,097
3.90%, 03/07/39 (a)	250,000	213,313
2.35%, 06/24/40 (a)	300,000	202,071
3.60%, 09/15/42 (a)	175,000	138,476
4.15%, 05/18/43	400,000	341,684
3.70%, 02/10/45 (a)	625,000	492,812
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/07/49 (a)	450,000	373,252
2.45%, 06/24/50 (a)	400,000	247,800
2.75%, 12/10/51 (a)	625,000	407,656
2.90%, 12/10/61 (a)	450,000	282,208
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	52,628
Methodist Hospital
2.71%, 12/01/50 (a)	175,000	109,751
MidMichigan Health
3.41%, 06/01/50 (a)	100,000	69,917
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	590,000	539,508
5.00%, 05/01/42	350,000	297,104
4.20%, 07/15/46 (a)	550,000	410,591
Mondelez International, Inc.
1.50%, 05/04/25 (a)	250,000	228,730
2.63%, 03/17/27 (a)	250,000	224,712
2.75%, 04/13/30 (a)	325,000	270,829
1.50%, 02/04/31 (a)	200,000	147,676
3.00%, 03/17/32 (a)	250,000	205,583
1.88%, 10/15/32 (a)	250,000	182,665
2.63%, 09/04/50 (a)	250,000	149,388
Montefiore Obligated Group
5.25%, 11/01/48	150,000	107,846
4.29%, 09/01/50	100,000	65,970
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	75,000	56,727
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/48	100,000	83,186
3.74%, 07/01/49 (a)	150,000	114,707
3.39%, 07/01/50 (a)	150,000	104,225
MultiCare Health System
2.80%, 08/15/50 (a)	125,000	78,041
Mylan, Inc.
4.55%, 04/15/28 (a)	250,000	221,253
5.40%, 11/29/43 (a)	150,000	109,623
5.20%, 04/15/48 (a)	225,000	155,367
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	98,640
4.02%, 08/01/45	100,000	84,108
4.06%, 08/01/56	100,000	82,227
2.61%, 08/01/60 (a)	100,000	57,513
3.95%, 08/01/19 (a)	100,000	70,669
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	150,000	115,607
4.26%, 11/01/47 (a)	250,000	201,253
3.81%, 11/01/49 (a)	150,000	112,490
Novant Health, Inc.
2.64%, 11/01/36 (a)	200,000	145,818
3.32%, 11/01/61 (a)	175,000	117,936
Novartis Capital Corp.
3.40%, 05/06/24	350,000	344,008
1.75%, 02/14/25 (a)	350,000	328,741
3.00%, 11/20/25 (a)	550,000	523,919
2.00%, 02/14/27 (a)	490,000	440,025
3.10%, 05/17/27 (a)	250,000	234,627
2.20%, 08/14/30 (a)	450,000	376,209
3.70%, 09/21/42	150,000	122,817
4.40%, 05/06/44	525,000	473,660
4.00%, 11/20/45 (a)	375,000	317,179
2.75%, 08/14/50 (a)	350,000	238,192
NYU Langone Hospitals
5.75%, 07/01/43	125,000	126,789
4.78%, 07/01/44	100,000	89,788

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.37%, 07/01/47 (a)	155,000	128,083
3.38%, 07/01/55 (a)	150,000	103,791
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	119,361
2.83%, 11/15/41 (a)	50,000	35,087
3.04%, 11/15/50 (a)	150,000	107,208
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	83,743
3.33%, 10/01/50 (a)	100,000	71,308
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	133,886
4.79%, 11/15/48 (a)	75,000	66,110
3.22%, 11/15/50 (a)	150,000	98,766
PepsiCo, Inc.
0.40%, 10/07/23	300,000	288,597
3.60%, 03/01/24 (a)	450,000	445,441
2.25%, 03/19/25 (a)	550,000	521,213
2.75%, 04/30/25 (a)	300,000	286,980
3.50%, 07/17/25 (a)	200,000	194,866
2.38%, 10/06/26 (a)	300,000	275,334
2.63%, 03/19/27 (a)	250,000	229,440
3.00%, 10/15/27 (a)	500,000	461,940
3.60%, 02/18/28 (a)	300,000	284,073
2.63%, 07/29/29 (a)	400,000	349,040
2.75%, 03/19/30 (a)	500,000	433,835
1.63%, 05/01/30 (a)	225,000	180,389
1.40%, 02/25/31 (a)	200,000	154,154
1.95%, 10/21/31 (a)	400,000	319,544
3.50%, 03/19/40 (a)	350,000	286,902
4.00%, 03/05/42	250,000	215,620
3.60%, 08/13/42	145,000	116,722
4.45%, 04/14/46 (a)	450,000	416,493
3.45%, 10/06/46 (a)	400,000	315,640
4.00%, 05/02/47 (a)	150,000	128,220
3.38%, 07/29/49 (a)	250,000	193,458
2.88%, 10/15/49 (a)	250,000	177,975
3.63%, 03/19/50 (a)	300,000	245,175
3.88%, 03/19/60 (a)	250,000	206,213
PerkinElmer, Inc.
1.90%, 09/15/28 (a)	250,000	201,060
3.30%, 09/15/29 (a)	250,000	210,788
2.25%, 09/15/31 (a)	150,000	113,052
3.63%, 03/15/51 (a)	150,000	101,975
Pfizer, Inc.
2.95%, 03/15/24 (a)	268,000	262,541
3.40%, 05/15/24	250,000	245,755
0.80%, 05/28/25 (a)	350,000	318,290
2.75%, 06/03/26	400,000	376,392
3.00%, 12/15/26	550,000	517,203
3.60%, 09/15/28 (a)	250,000	235,417
3.45%, 03/15/29 (a)	500,000	460,800
2.63%, 04/01/30 (a)	300,000	258,282
1.70%, 05/28/30 (a)	250,000	200,313
4.00%, 12/15/36	250,000	221,773
4.10%, 09/15/38 (a)	200,000	176,306
3.90%, 03/15/39 (a)	300,000	257,712
7.20%, 03/15/39	650,000	774,995
2.55%, 05/28/40 (a)	250,000	176,128
5.60%, 09/15/40	200,000	203,600
4.30%, 06/15/43	150,000	132,440
4.40%, 05/15/44	350,000	313,148
4.13%, 12/15/46	200,000	174,024
4.20%, 09/15/48 (a)	300,000	264,732
4.00%, 03/15/49 (a)	250,000	214,373
2.70%, 05/28/50 (a)	250,000	169,323
Pharmacia LLC
6.60%, 12/01/28	200,000	215,292
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	200,000	193,850
1.50%, 05/01/25 (a)	200,000	183,472
3.38%, 08/11/25 (a)	150,000	143,721
2.75%, 02/25/26 (a)	330,000	304,788
0.88%, 05/01/26 (a)	250,000	215,048
3.13%, 08/17/27 (a)	50,000	45,563
3.13%, 03/02/28 (a)	250,000	220,785
3.38%, 08/15/29 (a)	250,000	214,078
2.10%, 05/01/30 (a)	250,000	190,318
1.75%, 11/01/30 (a)	250,000	182,453
6.38%, 05/16/38	400,000	379,728
4.38%, 11/15/41	200,000	147,900
4.50%, 03/20/42	225,000	167,171
3.88%, 08/21/42	250,000	168,698
4.13%, 03/04/43	250,000	174,220
4.88%, 11/15/43	175,000	134,313
4.25%, 11/10/44	350,000	245,882
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	150,000	114,390
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	94,514
Procter & Gamble Co.
0.55%, 10/29/25	400,000	356,132
2.70%, 02/02/26	200,000	190,426
1.00%, 04/23/26	250,000	222,492
2.45%, 11/03/26	350,000	325,108
2.80%, 03/25/27	200,000	186,052
2.85%, 08/11/27	200,000	185,096
3.00%, 03/25/30	500,000	448,040
1.20%, 10/29/30	250,000	192,938
1.95%, 04/23/31	400,000	325,612
5.80%, 08/15/34	125,000	134,914
3.55%, 03/25/40	300,000	252,105
3.50%, 10/25/47	200,000	162,114
3.60%, 03/25/50	150,000	124,833
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	300,000	248,316
3.74%, 10/01/47	112,000	87,949
3.93%, 10/01/48 (a)	100,000	79,346
2.70%, 10/01/51 (a)	150,000	90,393
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	288,819
3.45%, 06/01/26 (a)	100,000	94,632
4.20%, 06/30/29 (a)	100,000	92,456
2.95%, 06/30/30 (a)	300,000	250,929
2.80%, 06/30/31 (a)	150,000	121,262
4.70%, 03/30/45 (a)	100,000	83,579
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	400,000	303,484
2.80%, 09/15/50 (a)	250,000	151,290
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	725,535
5.70%, 08/15/35 (a)	300,000	254,019
7.25%, 06/15/37	125,000	118,265
6.15%, 09/15/43	175,000	146,440
5.85%, 08/15/45 (a)	475,000	375,231
Royalty Pharma PLC
1.20%, 09/02/25 (a)	300,000	265,533
1.75%, 09/02/27 (a)	350,000	289,047
2.20%, 09/02/30 (a)	300,000	229,749
2.15%, 09/02/31 (a)	200,000	148,070
3.30%, 09/02/40 (a)	350,000	237,384
3.55%, 09/02/50 (a)	150,000	93,947
3.35%, 09/02/51 (a)	250,000	151,325
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	136,824

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	175,000	142,511
3.48%, 07/01/49 (a)	50,000	36,777
Sanofi
3.63%, 06/19/28 (a)	275,000	257,364
Seattle Children's Hospital
2.72%, 10/01/50 (a)	75,000	47,593
Sharp HealthCare
2.68%, 08/01/50 (a)	150,000	96,249
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	900,000	831,492
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	187,945
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	150,000	112,437
Stanford Health Care
3.80%, 11/15/48 (a)	200,000	157,414
3.03%, 08/15/51 (a)	100,000	67,163
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	200,000	156,998
3.75%, 03/15/51 (a)	150,000	103,268
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	146,691
1.15%, 06/15/25 (a)	200,000	180,830
3.38%, 11/01/25 (a)	200,000	190,580
3.50%, 03/15/26 (a)	340,000	324,829
3.65%, 03/07/28 (a)	150,000	141,090
1.95%, 06/15/30 (a)	300,000	237,903
4.10%, 04/01/43 (a)	100,000	80,271
4.38%, 05/15/44 (a)	100,000	83,522
4.63%, 03/15/46 (a)	300,000	262,092
2.90%, 06/15/50 (a)	200,000	130,940
Summa Health
3.51%, 11/15/51 (a)	100,000	68,200
Sutter Health
1.32%, 08/15/25 (a)	200,000	180,822
2.29%, 08/15/30 (a)	200,000	161,410
3.16%, 08/15/40 (a)	100,000	72,025
4.09%, 08/15/48 (a)	100,000	81,110
3.36%, 08/15/50 (a)	200,000	140,000
Sysco Corp.
3.75%, 10/01/25 (a)	300,000	288,909
3.30%, 07/15/26 (a)	250,000	234,155
3.25%, 07/15/27 (a)	200,000	182,486
2.40%, 02/15/30 (a)	200,000	162,714
5.95%, 04/01/30 (a)	200,000	202,712
2.45%, 12/14/31 (a)	150,000	117,501
5.38%, 09/21/35	200,000	192,960
6.60%, 04/01/40 (a)	100,000	106,463
4.85%, 10/01/45 (a)	175,000	149,298
4.50%, 04/01/46 (a)	150,000	122,747
4.45%, 03/15/48 (a)	175,000	139,249
3.30%, 02/15/50 (a)	150,000	98,405
6.60%, 04/01/50 (a)	331,000	349,036
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	450,000	450,000
5.00%, 11/26/28 (a)	500,000	486,155
2.05%, 03/31/30 (a)	750,000	594,600
3.03%, 07/09/40 (a)	450,000	319,473
3.18%, 07/09/50 (a)	400,000	266,644
3.38%, 07/09/60 (a)	300,000	194,742
Texas Health Resources
2.33%, 11/15/50 (a)	125,000	73,051
4.33%, 11/15/55	100,000	85,921
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	300,000	288,771
1.22%, 10/18/24 (a)	750,000	698,347
1.75%, 10/15/28 (a)	200,000	167,740
2.60%, 10/01/29 (a)	310,000	267,790
2.00%, 10/15/31 (a)	350,000	276,482
2.80%, 10/15/41 (a)	350,000	246,123
5.30%, 02/01/44 (a)	98,000	96,713
4.10%, 08/15/47 (a)	235,000	198,810
Toledo Hospital
5.75%, 11/15/38 (a)	175,000	162,407
Trinity Health Corp.
4.13%, 12/01/45	225,000	191,419
3.43%, 12/01/48	100,000	75,841
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	250,000	245,485
4.00%, 03/01/26 (a)	250,000	240,047
3.55%, 06/02/27 (a)	350,000	324,254
4.35%, 03/01/29 (a)	260,000	246,061
4.88%, 08/15/34 (a)	250,000	232,370
5.15%, 08/15/44 (a)	225,000	202,136
4.55%, 06/02/47 (a)	350,000	291,018
5.10%, 09/28/48 (a)	210,000	187,356
Unilever Capital Corp.
3.25%, 03/07/24 (a)	200,000	196,558
2.60%, 05/05/24 (a)	300,000	290,946
3.10%, 07/30/25	200,000	192,156
2.00%, 07/28/26	350,000	317,604
2.90%, 05/05/27 (a)	200,000	184,362
3.50%, 03/22/28 (a)	350,000	328,135
2.13%, 09/06/29 (a)	200,000	166,638
1.38%, 09/14/30 (a)	150,000	115,676
1.75%, 08/12/31 (a)	200,000	154,426
5.90%, 11/15/32	400,000	424,488
2.63%, 08/12/51 (a)	200,000	129,230
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(d)	300,000	222,630
2.65%, 01/15/32 (a)(d)	200,000	142,016
UPMC
3.60%, 04/03/25	100,000	96,644
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	700,000	638,582
5.25%, 06/15/46 (a)	250,000	177,005
Viatris, Inc.
1.65%, 06/22/25 (a)	250,000	222,937
2.30%, 06/22/27 (a)	250,000	204,788
2.70%, 06/22/30 (a)	400,000	297,644
3.85%, 06/22/40 (a)	450,000	281,434
4.00%, 06/22/50 (a)	550,000	329,312
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	65,079
Whirlpool Corp.
4.00%, 03/01/24	100,000	98,953
3.70%, 05/01/25	100,000	97,152
4.75%, 02/26/29 (a)	250,000	234,875
4.50%, 06/01/46 (a)	200,000	151,784
4.60%, 05/15/50 (a)	200,000	151,508
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	100,000	89,408
3.07%, 03/01/51 (a)	150,000	96,369
Wyeth LLC
6.50%, 02/01/34	325,000	358,355
6.00%, 02/15/36	250,000	261,230
5.95%, 04/01/37	550,000	579,353
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	89,495

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	336,542
3.05%, 01/15/26 (a)	250,000	233,920
2.60%, 11/24/31 (a)	250,000	195,728
4.45%, 08/15/45 (a)	149,000	117,676
Zoetis, Inc.
3.00%, 09/12/27 (a)	300,000	270,180
3.90%, 08/20/28 (a)	320,000	296,944
2.00%, 05/15/30 (a)	200,000	158,834
4.70%, 02/01/43 (a)	350,000	307,835
4.45%, 08/20/48 (a)	150,000	127,236
3.00%, 05/15/50 (a)	200,000	132,506
		234,669,978
Energy 1.6%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	450,000	404,748
3.14%, 11/07/29 (a)	200,000	169,990
4.49%, 05/01/30 (a)	150,000	138,806
4.08%, 12/15/47 (a)	575,000	429,939
Baker Hughes Holdings LLC
1.23%, 12/15/23	150,000	144,095
2.06%, 12/15/26 (a)	100,000	87,938
5.13%, 09/15/40	150,000	132,671
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	180,000	178,220
5.95%, 06/01/26 (a)	150,000	151,841
4.45%, 07/15/27 (a)	250,000	232,785
3.40%, 02/15/31 (a)	350,000	282,600
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	300,000	292,530
3.41%, 02/11/26 (a)	250,000	238,142
3.12%, 05/04/26 (a)	300,000	280,632
3.02%, 01/16/27 (a)	300,000	274,809
3.54%, 04/06/27 (a)	150,000	140,538
3.59%, 04/14/27 (a)	250,000	234,407
3.94%, 09/21/28 (a)	350,000	325,584
4.23%, 11/06/28 (a)	600,000	564,732
3.63%, 04/06/30 (a)	400,000	360,012
1.75%, 08/10/30 (a)	200,000	156,146
2.72%, 01/12/32 (a)	550,000	447,128
3.06%, 06/17/41 (a)	400,000	286,348
3.00%, 02/24/50 (a)	575,000	374,497
2.77%, 11/10/50 (a)	400,000	248,648
2.94%, 06/04/51 (a)	750,000	477,622
3.00%, 03/17/52 (a)	400,000	259,892
3.38%, 02/08/61 (a)	400,000	262,052
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	413,217
3.72%, 11/28/28 (a)	250,000	229,392
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	150,000	146,888
3.90%, 02/01/25 (a)	100,000	96,608
2.05%, 07/15/25 (a)	150,000	137,255
3.85%, 06/01/27 (a)	200,000	184,926
2.95%, 07/15/30 (a)	200,000	164,780
7.20%, 01/15/32	125,000	133,419
6.45%, 06/30/33	150,000	149,313
5.85%, 02/01/35	100,000	94,291
6.50%, 02/15/37	75,000	72,754
6.25%, 03/15/38	300,000	289,200
6.75%, 02/01/39	150,000	151,737
4.95%, 06/01/47 (a)	250,000	213,683
Cenovus Energy, Inc.
5.25%, 06/15/37 (a)	250,000	221,070
6.80%, 09/15/37	150,000	154,877
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 11/15/39	250,000	248,492
5.40%, 06/15/47 (a)	325,000	282,035
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	325,000	330,531
5.88%, 03/31/25 (a)	375,000	376,177
5.13%, 06/30/27 (a)	500,000	484,885
3.70%, 11/15/29 (a)	500,000	434,615
Chevron Corp.
2.90%, 03/03/24 (a)	300,000	293,493
1.55%, 05/11/25 (a)	950,000	879,766
3.33%, 11/17/25 (a)	50,000	48,199
2.95%, 05/16/26 (a)	300,000	282,702
2.00%, 05/11/27 (a)	100,000	88,756
2.24%, 05/11/30 (a)	500,000	416,870
3.08%, 05/11/50 (a)	300,000	213,321
Chevron USA, Inc.
3.90%, 11/15/24 (a)	170,000	167,678
0.69%, 08/12/25 (a)	250,000	224,145
1.02%, 08/12/27 (a)	250,000	209,365
3.85%, 01/15/28 (a)	250,000	238,047
3.25%, 10/15/29 (a)	50,000	44,840
6.00%, 03/01/41 (a)	150,000	158,393
5.25%, 11/15/43 (a)	200,000	195,180
2.34%, 08/12/50 (a)	150,000	92,187
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	383,000	375,593
5.80%, 06/01/45 (a)	100,000	92,983
ConocoPhillips Co.
2.13%, 03/08/24 (a)	400,000	386,888
2.40%, 03/07/25 (a)	350,000	331,299
6.95%, 04/15/29	300,000	329,997
5.90%, 10/15/32	100,000	104,301
6.50%, 02/01/39	500,000	543,520
3.76%, 03/15/42 (a)(d)	400,000	322,164
4.30%, 11/15/44 (a)	200,000	167,078
4.88%, 10/01/47 (a)	150,000	135,192
3.80%, 03/15/52 (a)	300,000	230,709
4.03%, 03/15/62 (a)(d)	767,000	588,090
Continental Resources, Inc.
4.38%, 01/15/28 (a)	375,000	336,229
4.90%, 06/01/44 (a)	225,000	161,197
Coterra Energy, Inc.
3.90%, 05/15/27 (a)(d)	200,000	185,996
4.38%, 03/15/29 (a)(d)	150,000	139,110
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	250,000	243,432
5.63%, 07/15/27 (a)	200,000	194,238
5.13%, 05/15/29 (a)	200,000	187,850
3.25%, 02/15/32 (a)	200,000	157,918
Devon Energy Corp.
5.25%, 09/15/24 (a)(d)	125,000	125,024
5.85%, 12/15/25 (a)	150,000	152,106
5.25%, 10/15/27 (a)	150,000	149,597
5.88%, 06/15/28 (a)(d)	100,000	100,334
4.50%, 01/15/30 (a)	195,000	178,464
7.88%, 09/30/31	150,000	165,972
7.95%, 04/15/32	100,000	111,260
5.60%, 07/15/41 (a)	350,000	314,471
4.75%, 05/15/42 (a)	150,000	122,912
5.00%, 06/15/45 (a)	250,000	208,660
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	300,000	277,038
3.50%, 12/01/29 (a)	600,000	518,292
3.13%, 03/24/31 (a)	50,000	40,615
4.40%, 03/24/51 (a)	200,000	151,892
4.25%, 03/15/52 (a)	150,000	110,420

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	150,000	148,181
2.50%, 11/15/24 (a)	150,000	142,487
3.60%, 12/15/24 (a)	17,000	16,502
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	150,000	128,856
4.80%, 11/01/43 (a)(d)	100,000	83,527
4.60%, 12/15/44 (a)	150,000	122,462
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	97,361
4.95%, 05/15/28 (a)	250,000	233,545
4.15%, 09/15/29 (a)	200,000	175,046
5.00%, 05/15/44 (a)	75,000	58,676
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	152,156
7.50%, 04/15/38	100,000	108,520
5.50%, 09/15/40 (a)	300,000	275,574
7.38%, 10/15/45 (a)	150,000	162,675
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	247,907
1.60%, 10/04/26 (a)	150,000	129,930
4.25%, 12/01/26 (a)	600,000	572,136
3.70%, 07/15/27 (a)	325,000	301,876
3.13%, 11/15/29 (a)	350,000	299,642
2.50%, 08/01/33 (a)	425,000	320,556
4.50%, 06/10/44 (a)	150,000	120,242
5.50%, 12/01/46 (a)	150,000	140,789
4.00%, 11/15/49 (a)	250,000	190,440
Energy Transfer LP
4.40%, 03/15/27 (a)	300,000	281,019
Energy Transfer Operating LP
5.88%, 01/15/24 (a)	350,000	350,896
4.90%, 02/01/24 (a)	100,000	99,584
4.50%, 04/15/24 (a)	200,000	197,510
4.05%, 03/15/25 (a)	200,000	191,890
2.90%, 05/15/25 (a)	300,000	279,717
4.75%, 01/15/26 (a)	350,000	337,984
4.20%, 04/15/27 (a)	250,000	231,475
5.50%, 06/01/27 (a)	350,000	341,064
4.95%, 06/15/28 (a)	350,000	327,943
5.25%, 04/15/29 (a)	300,000	283,731
3.75%, 05/15/30 (a)	500,000	425,245
4.90%, 03/15/35 (a)	150,000	127,109
6.63%, 10/15/36	125,000	118,755
7.50%, 07/01/38	100,000	101,775
6.05%, 06/01/41 (a)	250,000	225,667
6.50%, 02/01/42 (a)	250,000	233,265
5.15%, 02/01/43 (a)	150,000	118,698
5.95%, 10/01/43 (a)	148,000	129,337
5.15%, 03/15/45 (a)	300,000	239,271
6.13%, 12/15/45 (a)	300,000	263,484
5.30%, 04/15/47 (a)	250,000	200,205
6.00%, 06/15/48 (a)	300,000	260,163
6.25%, 04/15/49 (a)	500,000	447,045
5.00%, 05/15/50 (a)	550,000	430,353
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	250,000	247,932
Eni USA, Inc.
7.30%, 11/15/27	150,000	158,742
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	300,000	295,032
3.75%, 02/15/25 (a)	400,000	387,888
3.70%, 02/15/26 (a)	150,000	143,372
3.95%, 02/15/27 (a)	25,000	23,802
4.15%, 10/16/28 (a)	400,000	372,412
3.13%, 07/31/29 (a)	450,000	388,417
2.80%, 01/31/30 (a)	400,000	334,792
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.65%, 10/15/34	100,000	103,915
7.55%, 04/15/38	150,000	164,937
6.13%, 10/15/39	225,000	221,756
6.45%, 09/01/40	70,000	71,168
5.95%, 02/01/41	200,000	192,396
5.70%, 02/15/42	150,000	139,278
4.85%, 08/15/42 (a)	200,000	170,020
4.45%, 02/15/43 (a)	300,000	244,503
4.85%, 03/15/44 (a)	400,000	335,892
5.10%, 02/15/45 (a)	350,000	300,104
4.90%, 05/15/46 (a)	250,000	213,283
4.25%, 02/15/48 (a)	350,000	271,040
4.80%, 02/01/49 (a)	350,000	289,117
4.20%, 01/31/50 (a)	400,000	305,920
3.70%, 01/31/51 (a)	325,000	229,079
3.20%, 02/15/52 (a)	350,000	224,161
4.95%, 10/15/54 (a)	125,000	102,805
3.95%, 01/31/60 (a)	325,000	224,448
5.25%, 08/16/77 (a)(b)	335,000	281,943
5.38%, 02/15/78 (a)(b)	235,000	178,083
EOG Resources, Inc.
3.15%, 04/01/25 (a)	250,000	241,057
4.15%, 01/15/26 (a)	50,000	48,787
4.38%, 04/15/30 (a)	300,000	286,239
3.90%, 04/01/35 (a)	165,000	141,184
4.95%, 04/15/50 (a)	200,000	187,202
EQT Corp.
6.63%, 02/01/25 (a)(f)	300,000	301,293
3.90%, 10/01/27 (a)	400,000	364,808
7.50%, 02/01/30 (a)(f)	300,000	309,951
Exxon Mobil Corp.
3.18%, 03/15/24 (a)	250,000	245,365
2.02%, 08/16/24 (a)	325,000	310,661
2.71%, 03/06/25 (a)	500,000	478,220
2.99%, 03/19/25 (a)	800,000	769,488
3.04%, 03/01/26 (a)	500,000	473,070
2.28%, 08/16/26 (a)	300,000	274,050
3.29%, 03/19/27 (a)	300,000	282,720
2.44%, 08/16/29 (a)	450,000	386,919
3.48%, 03/19/30 (a)	650,000	591,831
2.61%, 10/15/30 (a)	600,000	510,060
3.00%, 08/16/39 (a)	250,000	187,108
4.23%, 03/19/40 (a)	550,000	479,017
3.57%, 03/06/45 (a)	300,000	227,940
4.11%, 03/01/46 (a)	750,000	624,022
3.10%, 08/16/49 (a)	450,000	315,945
4.33%, 03/19/50 (a)	775,000	660,835
3.45%, 04/15/51 (a)	650,000	484,152
Halliburton Co.
3.80%, 11/15/25 (a)	134,000	129,516
2.92%, 03/01/30 (a)	300,000	250,572
4.85%, 11/15/35 (a)	300,000	261,756
6.70%, 09/15/38	250,000	252,750
7.45%, 09/15/39	300,000	322,134
4.75%, 08/01/43 (a)	200,000	160,502
5.00%, 11/15/45 (a)	600,000	500,196
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	200,000	156,488
Hess Corp.
3.50%, 07/15/24 (a)	100,000	96,741
4.30%, 04/01/27 (a)	200,000	188,048
7.88%, 10/01/29	200,000	218,212
7.30%, 08/15/31	163,000	172,837
7.13%, 03/15/33	150,000	157,593
6.00%, 01/15/40	200,000	186,132
5.60%, 02/15/41	375,000	329,017
5.80%, 04/01/47 (a)	150,000	135,314

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HF Sinclair Corp.
5.88%, 04/01/26 (a)(d)	260,000	255,414
4.50%, 10/01/30 (a)(d)	125,000	107,499
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (a)	200,000	197,578
4.30%, 05/01/24 (a)	350,000	345,208
7.40%, 03/15/31	100,000	104,215
7.75%, 03/15/32	50,000	54,472
5.80%, 03/15/35	300,000	282,501
6.50%, 02/01/37	200,000	195,226
6.95%, 01/15/38	350,000	352,747
6.50%, 09/01/39	250,000	241,220
6.55%, 09/15/40	100,000	95,995
7.50%, 11/15/40	150,000	156,761
6.38%, 03/01/41	250,000	234,007
5.63%, 09/01/41	150,000	129,278
5.00%, 08/15/42 (a)	300,000	247,353
4.70%, 11/01/42 (a)	100,000	78,584
5.00%, 03/01/43 (a)	300,000	244,617
5.50%, 03/01/44 (a)	100,000	84,620
5.40%, 09/01/44 (a)	250,000	213,093
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	650,000	634,933
4.30%, 03/01/28 (a)	390,000	365,988
2.00%, 02/15/31 (a)	350,000	262,272
7.80%, 08/01/31	200,000	218,350
7.75%, 01/15/32	250,000	272,040
5.55%, 06/01/45 (a)	550,000	482,729
5.05%, 02/15/46 (a)	150,000	123,147
5.20%, 03/01/48 (a)	296,000	250,022
3.25%, 08/01/50 (a)	250,000	156,875
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	213,245
5.15%, 10/15/43 (a)	200,000	168,896
4.25%, 09/15/46 (a)	150,000	112,638
4.20%, 10/03/47 (a)	150,000	111,614
4.85%, 02/01/49 (a)	99,000	80,532
3.95%, 03/01/50 (a)	250,000	178,778
Marathon Oil Corp.
4.40%, 07/15/27 (a)	300,000	280,806
6.80%, 03/15/32	88,000	88,065
6.60%, 10/01/37	250,000	243,380
5.20%, 06/01/45 (a)	150,000	125,933
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	200,000	194,022
4.70%, 05/01/25 (a)	400,000	393,356
5.13%, 12/15/26 (a)	200,000	196,918
3.80%, 04/01/28 (a)	150,000	134,387
6.50%, 03/01/41 (a)	350,000	347,546
4.75%, 09/15/44 (a)	250,000	200,743
4.50%, 04/01/48 (a)	150,000	114,875
5.00%, 09/15/54 (a)	125,000	100,540
MPLX LP
4.88%, 12/01/24 (a)	375,000	371,029
4.00%, 02/15/25 (a)	150,000	144,825
4.88%, 06/01/25 (a)	350,000	343,857
1.75%, 03/01/26 (a)	450,000	394,717
4.13%, 03/01/27 (a)	400,000	373,832
4.25%, 12/01/27 (a)	246,000	229,186
4.00%, 03/15/28 (a)	175,000	159,903
4.80%, 02/15/29 (a)	250,000	234,292
2.65%, 08/15/30 (a)	500,000	393,775
4.50%, 04/15/38 (a)	500,000	403,025
5.20%, 03/01/47 (a)	300,000	248,769
5.20%, 12/01/47 (a)	250,000	204,650
4.70%, 04/15/48 (a)	400,000	308,900
5.50%, 02/15/49 (a)	425,000	362,555
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 03/14/52 (a)	400,000	315,852
4.90%, 04/15/58 (a)	200,000	150,570
National Fuel Gas Co.
5.20%, 07/15/25 (a)	150,000	148,143
5.50%, 01/15/26 (a)	150,000	148,476
3.95%, 09/15/27 (a)	150,000	134,162
4.75%, 09/01/28 (a)	200,000	184,414
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	234,262
NOV, Inc.
3.60%, 12/01/29 (a)	150,000	127,083
3.95%, 12/01/42 (a)	350,000	235,942
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	147,782
6.65%, 10/01/36	250,000	238,660
6.85%, 10/15/37	225,000	215,422
6.13%, 02/01/41 (a)	50,000	44,579
6.20%, 09/15/43 (a)	150,000	131,946
ONEOK, Inc.
2.75%, 09/01/24 (a)	150,000	142,866
2.20%, 09/15/25 (a)	150,000	136,173
5.85%, 01/15/26 (a)	200,000	200,974
4.55%, 07/15/28 (a)	275,000	252,068
4.35%, 03/15/29 (a)	250,000	223,662
3.40%, 09/01/29 (a)	250,000	210,603
3.10%, 03/15/30 (a)	200,000	162,882
6.35%, 01/15/31 (a)	200,000	196,452
6.00%, 06/15/35	100,000	91,131
4.95%, 07/13/47 (a)	225,000	174,542
5.20%, 07/15/48 (a)	300,000	241,614
4.45%, 09/01/49 (a)	200,000	143,350
4.50%, 03/15/50 (a)	50,000	36,276
7.15%, 01/15/51 (a)	100,000	95,521
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	300,000	297,573
Ovintiv, Inc.
7.20%, 11/01/31	100,000	102,554
7.38%, 11/01/31	200,000	208,804
6.50%, 08/15/34	100,000	98,135
6.63%, 08/15/37	100,000	100,635
6.50%, 02/01/38	200,000	195,346
Phillips 66
3.85%, 04/09/25 (a)	200,000	194,340
1.30%, 02/15/26 (a)	200,000	175,158
3.90%, 03/15/28 (a)	300,000	276,087
2.15%, 12/15/30 (a)	300,000	231,930
4.65%, 11/15/34 (a)	350,000	314,177
5.88%, 05/01/42	400,000	390,248
4.88%, 11/15/44 (a)	425,000	368,279
3.30%, 03/15/52 (a)	325,000	214,669
Phillips 66 Partners LP
3.61%, 02/15/25 (a)(d)	200,000	192,274
3.75%, 03/01/28 (a)	175,000	159,245
3.15%, 12/15/29 (a)(d)	150,000	126,720
4.68%, 02/15/45 (a)(d)	100,000	83,129
4.90%, 10/01/46 (a)(d)	175,000	150,892
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	300,000	262,275
1.90%, 08/15/30 (a)	200,000	153,558
2.15%, 01/15/31 (a)	350,000	270,574
Plains All American Pipeline LP
6.65%, 01/15/37	250,000	235,745
4.30%, 01/31/43 (a)	150,000	101,189
4.90%, 02/15/45 (a)	200,000	147,760

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (a)	200,000	197,264
4.65%, 10/15/25 (a)	300,000	289,275
4.50%, 12/15/26 (a)	260,000	246,332
3.55%, 12/15/29 (a)	150,000	125,246
3.80%, 09/15/30 (a)	250,000	209,743
5.15%, 06/01/42 (a)	150,000	114,587
4.70%, 06/15/44 (a)	100,000	72,114
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	750,000	749,287
5.88%, 06/30/26 (a)	500,000	499,930
5.00%, 03/15/27 (a)	400,000	384,308
4.20%, 03/15/28 (a)	450,000	411,466
4.50%, 05/15/30 (a)	525,000	478,936
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	181,628
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	450,000	443,497
2.65%, 06/26/30 (a)	225,000	187,380
Shell International Finance BV
3.50%, 11/13/23 (a)	300,000	297,162
2.00%, 11/07/24 (a)	300,000	285,687
3.25%, 05/11/25	900,000	865,521
2.88%, 05/10/26	500,000	466,555
2.50%, 09/12/26	200,000	182,930
3.88%, 11/13/28 (a)	600,000	562,842
2.38%, 11/07/29 (a)	475,000	400,187
2.75%, 04/06/30 (a)	700,000	598,710
4.13%, 05/11/35	500,000	439,675
6.38%, 12/15/38	950,000	1,009,242
3.63%, 08/21/42	150,000	115,569
4.55%, 08/12/43	375,000	326,194
4.38%, 05/11/45	400,000	337,392
4.00%, 05/10/46	725,000	579,449
3.75%, 09/12/46	400,000	306,564
3.13%, 11/07/49 (a)	500,000	344,650
3.25%, 04/06/50 (a)	600,000	424,032
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	298,482
3.50%, 03/15/25 (a)	200,000	191,764
5.95%, 09/25/43 (a)	200,000	191,614
4.50%, 03/15/45 (a)	100,000	79,747
Suncor Energy, Inc.
5.35%, 07/15/33	200,000	186,702
5.95%, 12/01/34	150,000	144,366
5.95%, 05/15/35	200,000	192,538
6.80%, 05/15/38	350,000	356,237
6.50%, 06/15/38	375,000	371,647
6.85%, 06/01/39	150,000	153,471
4.00%, 11/15/47 (a)	150,000	113,429
3.75%, 03/04/51 (a)	200,000	141,154
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	100,000	97,967
5.95%, 12/01/25 (a)	125,000	125,228
4.00%, 10/01/27 (a)	200,000	182,430
6.10%, 02/15/42	100,000	88,295
4.95%, 01/15/43 (a)	150,000	116,205
5.30%, 04/01/44 (a)	250,000	200,673
5.35%, 05/15/45 (a)	100,000	80,977
5.40%, 10/01/47 (a)	400,000	326,048
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	218,034
4.20%, 02/01/33 (a)	200,000	167,586
4.95%, 04/15/52 (a)	200,000	155,156
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	350,000	347,931
5.50%, 03/01/30 (a)	200,000	180,366
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 02/01/31 (a)	350,000	301,101
4.00%, 01/15/32 (a)	500,000	413,565
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	195,560
3.90%, 05/25/27 (a)	100,000	94,059
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	103,582
TotalEnergies Capital International S.A.
3.70%, 01/15/24	200,000	197,516
3.75%, 04/10/24	400,000	394,104
2.43%, 01/10/25 (a)	350,000	332,503
3.46%, 02/19/29 (a)	356,000	325,395
2.83%, 01/10/30 (a)	375,000	324,214
2.99%, 06/29/41 (a)	275,000	197,032
3.46%, 07/12/49 (a)	300,000	221,160
3.13%, 05/29/50 (a)	700,000	483,609
3.39%, 06/29/60 (a)	250,000	167,968
TotalEnergies Capital S.A.
3.88%, 10/11/28	275,000	258,582
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	300,000	296,472
1.00%, 10/12/24 (a)	150,000	138,453
4.88%, 01/15/26 (a)	350,000	344,102
4.25%, 05/15/28 (a)	475,000	440,624
4.10%, 04/15/30 (a)	150,000	134,571
2.50%, 10/12/31 (a)	150,000	115,592
4.63%, 03/01/34 (a)	400,000	350,076
6.20%, 10/15/37	250,000	248,300
4.75%, 05/15/38 (a)	200,000	174,036
7.25%, 08/15/38	100,000	108,578
7.63%, 01/15/39	500,000	566,770
6.10%, 06/01/40	250,000	241,757
5.00%, 10/16/43 (a)	350,000	303,103
4.88%, 05/15/48 (a)	350,000	301,647
5.10%, 03/15/49 (a)	300,000	266,601
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	265,947
4.00%, 03/15/28 (a)	150,000	137,631
3.25%, 05/15/30 (a)	250,000	211,643
5.40%, 08/15/41 (a)	100,000	92,322
4.45%, 08/01/42 (a)	100,000	82,135
4.60%, 03/15/48 (a)	200,000	165,798
Valero Energy Corp.
2.15%, 09/15/27 (a)	200,000	172,976
4.35%, 06/01/28 (a)(c)	250,000	239,435
4.00%, 04/01/29 (a)	450,000	413,221
7.50%, 04/15/32	150,000	163,199
6.63%, 06/15/37	450,000	452,520
4.90%, 03/15/45	250,000	211,605
3.65%, 12/01/51 (a)	200,000	136,682
4.00%, 06/01/52 (a)	150,000	108,648
Valero Energy Partners LP
4.50%, 03/15/28 (a)	200,000	191,020
Williams Cos., Inc.
4.50%, 11/15/23 (a)	250,000	248,677
4.30%, 03/04/24 (a)	250,000	246,925
4.55%, 06/24/24 (a)	350,000	346,846
3.90%, 01/15/25 (a)	237,000	229,743
4.00%, 09/15/25 (a)	250,000	240,932
3.75%, 06/15/27 (a)	500,000	460,565
3.50%, 11/15/30 (a)	350,000	297,843
8.75%, 03/15/32	250,000	292,627
6.30%, 04/15/40	400,000	389,924
5.80%, 11/15/43 (a)	150,000	138,083
5.75%, 06/24/44 (a)	200,000	182,156
4.90%, 01/15/45 (a)	225,000	184,061
5.10%, 09/15/45 (a)	350,000	296,908

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 03/01/48 (a)	300,000	248,916
3.50%, 10/15/51 (a)	250,000	166,913
5.30%, 08/15/52 (a)	225,000	197,847
		109,628,337
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	180,000	148,597
California Institute of Technology
4.32%, 08/01/45	50,000	43,940
4.70%, 11/01/11	100,000	84,451
3.65%, 09/01/19 (a)	200,000	125,938
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	284,637
Duke University
2.68%, 10/01/44	200,000	144,900
2.76%, 10/01/50	100,000	68,382
2.83%, 10/01/55	200,000	132,638
Emory University
2.14%, 09/01/30 (a)	200,000	165,972
2.97%, 09/01/50 (a)	150,000	105,822
George Washington University
4.30%, 09/15/44	125,000	106,949
4.87%, 09/15/45	150,000	137,697
4.13%, 09/15/48 (a)	200,000	163,840
Georgetown University
4.32%, 04/01/49 (a)	101,000	83,596
2.94%, 04/01/50	175,000	114,753
5.22%, 10/01/18 (a)	100,000	85,227
Johns Hopkins University
4.08%, 07/01/53	125,000	107,054
2.81%, 01/01/60 (a)	150,000	94,339
Leland Stanford Junior University
3.65%, 05/01/48 (a)	200,000	169,216
2.41%, 06/01/50 (a)	250,000	160,460
Massachusetts Institute of Technology
3.96%, 07/01/38	50,000	45,066
2.99%, 07/01/50 (a)	200,000	147,542
2.29%, 07/01/51 (a)	150,000	93,492
5.60%, 07/01/11	240,000	246,516
4.68%, 07/01/14	200,000	170,976
3.89%, 07/01/16	150,000	109,197
Northeastern University
2.89%, 10/01/50	100,000	66,926
Northwestern University
4.64%, 12/01/44	200,000	191,454
2.64%, 12/01/50 (a)	150,000	101,982
3.66%, 12/01/57 (a)	100,000	78,153
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	49,515
3.15%, 07/15/46 (a)	207,000	159,684
2.52%, 10/15/50 (a)	200,000	131,462
3.75%, 11/15/52 (a)	150,000	125,863
3.30%, 07/15/56 (a)	150,000	112,123
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	161,288
2.35%, 01/15/32 (a)	200,000	147,766
3.05%, 10/01/41 (a)	200,000	127,368
The American University
3.67%, 04/01/49	200,000	156,666
Trustees of Boston College
3.13%, 07/01/52	150,000	105,235
Trustees of Princeton University
5.70%, 03/01/39	225,000	243,803
2.52%, 07/01/50 (a)	200,000	138,000
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	200,000	126,910
4.67%, 09/01/12	100,000	84,318
3.61%, 02/15/19 (a)	100,000	64,735
University of Chicago
2.76%, 04/01/45 (a)	150,000	113,659
2.55%, 04/01/50 (a)	200,000	134,362
4.00%, 10/01/53 (a)	125,000	105,176
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	119,643
3.39%, 02/15/48 (a)	149,000	116,056
University of Southern California
3.03%, 10/01/39	400,000	308,748
3.84%, 10/01/47 (a)	150,000	126,231
5.25%, 10/01/11	100,000	95,183
3.23%, 10/01/20 (a)	125,000	73,208
William Marsh Rice University
3.57%, 05/15/45	200,000	167,932
3.77%, 05/15/55	100,000	82,148
Yale University
0.87%, 04/15/25 (a)	125,000	114,629
1.48%, 04/15/30 (a)	300,000	240,339
2.40%, 04/15/50 (a)	200,000	130,342
		7,642,104
Technology 2.3%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	141,411
3.25%, 02/01/25 (a)	230,000	223,279
2.15%, 02/01/27 (a)	275,000	248,416
2.30%, 02/01/30 (a)	400,000	333,812
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	136,248
Alphabet, Inc.
3.38%, 02/25/24	250,000	246,895
0.45%, 08/15/25 (a)	100,000	89,774
2.00%, 08/15/26 (a)	500,000	457,890
0.80%, 08/15/27 (a)	300,000	253,158
1.10%, 08/15/30 (a)	700,000	542,290
1.90%, 08/15/40 (a)	400,000	257,232
2.05%, 08/15/50 (a)	750,000	442,500
2.25%, 08/15/60 (a)	525,000	298,588
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	198,188
Analog Devices, Inc.
2.95%, 04/01/25 (a)	150,000	144,218
3.50%, 12/05/26 (a)	200,000	190,414
1.70%, 10/01/28 (a)	200,000	167,606
2.10%, 10/01/31 (a)	350,000	278,390
2.80%, 10/01/41 (a)	300,000	212,928
2.95%, 10/01/51 (a)	250,000	166,840
Apple Inc.
3.00%, 02/09/24 (a)	550,000	540,270
3.45%, 05/06/24	750,000	738,397
2.85%, 05/11/24 (a)	450,000	439,272
1.80%, 09/11/24 (a)	250,000	238,553
2.75%, 01/13/25 (a)	400,000	385,192
2.50%, 02/09/25	300,000	286,686
1.13%, 05/11/25 (a)	700,000	642,768
3.20%, 05/13/25	600,000	581,550
0.55%, 08/20/25 (a)	400,000	358,356
0.70%, 02/08/26 (a)	750,000	660,787
3.25%, 02/23/26 (a)	950,000	911,933
2.45%, 08/04/26 (a)	600,000	554,628
2.05%, 09/11/26 (a)	550,000	500,555
3.35%, 02/09/27 (a)	675,000	644,996

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 05/11/27 (a)	550,000	518,936
3.00%, 06/20/27 (a)	300,000	281,904
2.90%, 09/12/27 (a)	550,000	507,787
3.00%, 11/13/27 (a)	450,000	416,547
1.20%, 02/08/28 (a)	750,000	628,222
1.40%, 08/05/28 (a)	650,000	541,528
2.20%, 09/11/29 (a)	550,000	469,309
1.65%, 05/11/30 (a)	550,000	442,436
1.25%, 08/20/30 (a)	400,000	309,124
1.65%, 02/08/31 (a)	800,000	631,688
1.70%, 08/05/31 (a)	350,000	274,893
3.35%, 08/08/32 (a)	450,000	400,851
4.50%, 02/23/36 (a)	300,000	290,958
2.38%, 02/08/41 (a)	450,000	313,078
3.85%, 05/04/43	800,000	674,328
4.45%, 05/06/44	230,000	211,595
3.45%, 02/09/45	600,000	473,340
4.38%, 05/13/45	700,000	629,230
4.65%, 02/23/46 (a)	850,000	795,226
3.85%, 08/04/46 (a)	538,000	446,093
4.25%, 02/09/47 (a)	400,000	357,324
3.75%, 09/12/47 (a)	350,000	284,434
3.75%, 11/13/47 (a)	419,000	342,113
2.95%, 09/11/49 (a)	500,000	353,475
2.65%, 05/11/50 (a)	750,000	495,930
2.40%, 08/20/50 (a)	600,000	375,684
2.65%, 02/08/51 (a)	350,000	230,255
2.70%, 08/05/51 (a)	500,000	330,390
3.95%, 08/08/52 (a)	500,000	418,525
2.55%, 08/20/60 (a)	650,000	393,477
2.80%, 02/08/61 (a)	450,000	282,861
2.85%, 08/05/61 (a)	450,000	285,106
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	245,095
3.30%, 04/01/27 (a)	400,000	376,200
1.75%, 06/01/30 (a)	250,000	197,695
5.10%, 10/01/35 (a)	100,000	98,638
5.85%, 06/15/41	150,000	156,429
4.35%, 04/01/47 (a)	100,000	86,680
2.75%, 06/01/50 (a)	325,000	212,066
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	300,000	288,786
4.00%, 04/01/25 (a)	50,000	48,133
3.88%, 01/12/28 (a)	225,000	203,123
Autodesk, Inc.
4.38%, 06/15/25 (a)	500,000	492,500
2.85%, 01/15/30 (a)	50,000	42,162
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	242,660
1.70%, 05/15/28 (a)	350,000	300,639
1.25%, 09/01/30 (a)	350,000	270,445
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	240,803
5.50%, 06/01/32 (a)	150,000	136,680
Baidu, Inc.
4.38%, 05/14/24 (a)	250,000	246,702
3.08%, 04/07/25 (a)	200,000	189,244
1.72%, 04/09/26 (a)	200,000	177,086
3.63%, 07/06/27	200,000	184,368
4.38%, 03/29/28 (a)	200,000	186,964
4.88%, 11/14/28 (a)	200,000	190,942
2.38%, 10/09/30 (a)	200,000	158,236
2.38%, 08/23/31 (a)	200,000	154,638
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	300,000	294,438
3.13%, 01/15/25 (a)	100,000	95,878
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 01/15/27 (a)	900,000	830,250
3.50%, 01/15/28 (a)	250,000	221,765
Broadcom, Inc.
3.63%, 10/15/24 (a)	200,000	194,654
3.15%, 11/15/25 (a)	250,000	234,985
3.46%, 09/15/26 (a)	204,000	189,540
1.95%, 02/15/28 (a)(d)	300,000	246,540
4.11%, 09/15/28 (a)	400,000	362,224
4.75%, 04/15/29 (a)	300,000	280,659
5.00%, 04/15/30 (a)	150,000	139,476
4.15%, 11/15/30 (a)	593,000	513,538
2.45%, 02/15/31 (a)(d)	900,000	679,455
4.30%, 11/15/32 (a)	675,000	570,199
2.60%, 02/15/33 (a)(d)	600,000	430,428
3.42%, 04/15/33 (a)(d)	600,000	461,106
3.47%, 04/15/34 (a)(d)	850,000	640,313
3.14%, 11/15/35 (a)(d)	1,006,000	706,202
3.19%, 11/15/36 (a)(d)	707,000	485,674
4.93%, 05/15/37 (a)(d)	655,000	543,257
3.50%, 02/15/41 (a)(d)	950,000	641,525
3.75%, 02/15/51 (a)(d)	500,000	326,355
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	187,168
2.90%, 12/01/29 (a)	250,000	208,460
2.60%, 05/01/31 (a)	250,000	198,098
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	148,262
CDW LLC
4.25%, 04/01/28 (a)	150,000	132,003
3.25%, 02/15/29 (a)	200,000	162,918
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	175,000	174,750
4.13%, 05/01/25 (a)	200,000	189,496
2.67%, 12/01/26 (a)	275,000	239,019
3.28%, 12/01/28 (a)	150,000	125,148
3.57%, 12/01/31 (a)	250,000	196,825
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	173,146
2.30%, 09/14/31 (a)	150,000	112,175
Cisco Systems, Inc.
3.63%, 03/04/24	225,000	222,343
3.50%, 06/15/25	50,000	48,757
2.95%, 02/28/26	150,000	142,389
2.50%, 09/20/26 (a)	450,000	418,981
5.90%, 02/15/39	500,000	520,770
5.50%, 01/15/40	700,000	698,754
Corning, Inc.
5.75%, 08/15/40	150,000	146,385
4.75%, 03/15/42	50,000	43,210
5.35%, 11/15/48 (a)	150,000	136,448
3.90%, 11/15/49 (a)	150,000	106,739
4.38%, 11/15/57 (a)	200,000	150,206
5.85%, 11/15/68 (a)	100,000	88,336
5.45%, 11/15/79 (a)	350,000	287,836
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	250,000	245,232
5.85%, 07/15/25 (a)	200,000	201,704
6.02%, 06/15/26 (a)	1,200,000	1,205,148
4.90%, 10/01/26 (a)	500,000	482,770
6.10%, 07/15/27 (a)	200,000	201,730
5.30%, 10/01/29 (a)	550,000	512,814
6.20%, 07/15/30 (a)	350,000	341,089
8.10%, 07/15/36 (a)	301,000	319,659
3.38%, 12/15/41 (a)(d)	250,000	155,068
8.35%, 07/15/46 (a)	156,000	169,248
3.45%, 12/15/51 (a)(d)	400,000	229,364

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dell, Inc.
7.10%, 04/15/28	50,000	51,948
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	214,283
Equifax, Inc.
2.60%, 12/01/24 (a)	200,000	189,962
2.60%, 12/15/25 (a)	150,000	137,517
3.10%, 05/15/30 (a)	200,000	165,888
2.35%, 09/15/31 (a)	250,000	188,545
Equinix, Inc.
2.63%, 11/18/24 (a)	400,000	378,248
1.00%, 09/15/25 (a)	250,000	220,415
1.45%, 05/15/26 (a)	350,000	303,698
2.90%, 11/18/26 (a)	100,000	89,888
1.55%, 03/15/28 (a)	250,000	201,400
3.20%, 11/18/29 (a)	400,000	338,464
2.15%, 07/15/30 (a)	300,000	230,361
2.50%, 05/15/31 (a)	350,000	269,895
3.90%, 04/15/32 (a)	350,000	298,018
3.00%, 07/15/50 (a)	175,000	108,035
2.95%, 09/15/51 (a)	200,000	120,482
3.40%, 02/15/52 (a)	100,000	66,159
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	81,794
Fidelity National Information Services, Inc.
0.60%, 03/01/24	200,000	187,564
4.50%, 07/15/25	250,000	244,977
1.15%, 03/01/26 (a)	350,000	302,865
1.65%, 03/01/28 (a)	250,000	205,088
3.75%, 05/21/29 (a)	50,000	45,188
2.25%, 03/01/31 (a)	450,000	347,179
5.10%, 07/15/32 (a)	225,000	212,420
3.10%, 03/01/41 (a)	250,000	166,580
4.50%, 08/15/46 (a)	100,000	80,385
5.63%, 07/15/52 (a)	100,000	88,982
Fiserv, Inc.
3.80%, 10/01/23 (a)	350,000	346,528
2.75%, 07/01/24 (a)	600,000	576,204
3.85%, 06/01/25 (a)	250,000	240,698
3.20%, 07/01/26 (a)	650,000	599,371
2.25%, 06/01/27 (a)	200,000	172,862
4.20%, 10/01/28 (a)	300,000	278,256
3.50%, 07/01/29 (a)	950,000	828,799
2.65%, 06/01/30 (a)	200,000	162,208
4.40%, 07/01/49 (a)	525,000	408,754
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	146,721
3.75%, 02/01/26 (a)	200,000	186,018
4.88%, 06/15/29 (a)	200,000	181,286
4.88%, 05/12/30 (a)	250,000	225,568
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	172,358
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	239,995
Global Payments, Inc.
1.50%, 11/15/24 (a)	200,000	184,290
2.65%, 02/15/25 (a)	200,000	186,808
1.20%, 03/01/26 (a)	400,000	344,384
2.15%, 01/15/27 (a)	200,000	171,302
4.45%, 06/01/28 (a)	150,000	138,137
3.20%, 08/15/29 (a)	400,000	334,168
5.30%, 08/15/29 (a)	150,000	141,287
2.90%, 05/15/30 (a)	275,000	220,410
2.90%, 11/15/31 (a)	250,000	191,938
5.40%, 08/15/32 (a)	225,000	208,883
4.15%, 08/15/49 (a)	200,000	138,880
5.95%, 08/15/52 (a)	225,000	197,975
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	400,000	380,060
4.90%, 10/15/25 (a)	800,000	793,456
1.75%, 04/01/26 (a)	350,000	311,846
6.20%, 10/15/35 (a)	250,000	245,647
6.35%, 10/15/45 (a)	425,000	388,811
HP, Inc.
2.20%, 06/17/25 (a)	500,000	463,280
1.45%, 06/17/26 (a)	200,000	172,702
3.00%, 06/17/27 (a)	300,000	266,418
4.00%, 04/15/29 (a)	300,000	264,033
3.40%, 06/17/30 (a)	300,000	244,125
2.65%, 06/17/31 (a)	250,000	184,365
4.20%, 04/15/32 (a)	300,000	244,425
5.50%, 01/15/33 (a)	350,000	310,870
6.00%, 09/15/41	400,000	348,216
Intel Corp.
2.88%, 05/11/24 (a)	200,000	194,890
3.40%, 03/25/25 (a)	600,000	582,102
3.70%, 07/29/25 (a)	650,000	633,444
2.60%, 05/19/26 (a)	250,000	232,495
3.75%, 03/25/27 (a)	250,000	239,505
3.15%, 05/11/27 (a)(c)	400,000	372,660
4.00%, 08/05/29 (a)	250,000	232,355
2.45%, 11/15/29 (a)	700,000	586,208
3.90%, 03/25/30 (a)	450,000	413,050
2.00%, 08/12/31 (a)	400,000	310,692
4.15%, 08/05/32 (a)	375,000	342,502
4.00%, 12/15/32	100,000	90,448
4.60%, 03/25/40 (a)	250,000	220,695
2.80%, 08/12/41 (a)	250,000	168,903
4.80%, 10/01/41	275,000	248,017
4.25%, 12/15/42	150,000	124,055
4.90%, 07/29/45 (a)	200,000	179,542
4.10%, 05/19/46 (a)	250,000	200,568
4.10%, 05/11/47 (a)	325,000	258,212
3.73%, 12/08/47 (a)	400,000	297,364
3.25%, 11/15/49 (a)	600,000	401,856
4.75%, 03/25/50 (a)	650,000	561,073
3.05%, 08/12/51 (a)	350,000	224,585
4.90%, 08/05/52 (a)	525,000	464,257
3.10%, 02/15/60 (a)	275,000	166,689
4.95%, 03/25/60 (a)	300,000	257,622
3.20%, 08/12/61 (a)	250,000	155,950
5.05%, 08/05/62 (a)	275,000	239,082
International Business Machines Corp.
3.63%, 02/12/24	400,000	394,360
3.00%, 05/15/24	750,000	730,042
4.00%, 07/27/25	300,000	294,120
7.00%, 10/30/25	150,000	159,101
3.45%, 02/19/26	500,000	477,325
3.30%, 05/15/26	900,000	848,853
3.30%, 01/27/27	350,000	326,462
2.20%, 02/09/27 (a)	200,000	178,248
1.70%, 05/15/27 (a)	100,000	86,324
4.15%, 07/27/27 (a)	300,000	289,425
3.50%, 05/15/29	950,000	859,151
1.95%, 05/15/30 (a)	500,000	397,730
2.72%, 02/09/32 (a)	150,000	122,106
5.88%, 11/29/32	300,000	308,946
4.15%, 05/15/39	650,000	537,335
2.85%, 05/15/40 (a)	300,000	208,614
4.00%, 06/20/42	375,000	296,130
4.70%, 02/19/46	200,000	173,344
4.25%, 05/15/49	950,000	754,908
2.95%, 05/15/50 (a)	300,000	189,552
3.43%, 02/09/52 (a)	100,000	68,318
7.13%, 12/01/96	150,000	175,544

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	135,323
1.35%, 07/15/27 (a)	200,000	169,862
1.65%, 07/15/30 (a)	50,000	39,070
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	227,260
3.60%, 01/15/30 (a)	100,000	83,844
3.00%, 01/15/31 (a)	300,000	237,897
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	131,660
3.75%, 08/15/29 (a)	200,000	172,370
2.00%, 12/10/30 (a)	150,000	110,426
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	98,613
4.60%, 04/06/27 (a)	250,000	243,007
3.00%, 10/30/29 (a)	200,000	170,260
KLA Corp.
4.65%, 11/01/24 (a)	400,000	399,040
4.10%, 03/15/29 (a)	174,000	165,530
4.65%, 07/15/32 (a)	300,000	288,225
5.00%, 03/15/49 (a)	150,000	137,625
3.30%, 03/01/50 (a)	250,000	176,445
5.25%, 07/15/62 (a)	250,000	230,743
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	250,000	201,735
2.70%, 10/15/28 (a)	100,000	73,846
3.15%, 10/15/31 (a)	150,000	100,154
4.10%, 10/15/41 (a)	200,000	115,708
Lam Research Corp.
3.80%, 03/15/25 (a)	150,000	146,756
3.75%, 03/15/26 (a)	150,000	144,146
4.00%, 03/15/29 (a)	300,000	281,466
1.90%, 06/15/30 (a)	250,000	198,425
4.88%, 03/15/49 (a)	245,000	226,552
2.88%, 06/15/50 (a)	300,000	197,493
3.13%, 06/15/60 (a)	100,000	64,643
Leidos, Inc.
3.63%, 05/15/25 (a)	150,000	143,838
4.38%, 05/15/30 (a)	300,000	262,623
2.30%, 02/15/31 (a)	250,000	185,368
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	150,000	131,214
2.45%, 04/15/28 (a)	250,000	207,660
4.88%, 06/22/28 (a)	164,000	153,957
2.95%, 04/15/31 (a)	150,000	116,634
Mastercard, Inc.
3.38%, 04/01/24	250,000	245,867
2.00%, 03/03/25 (a)	200,000	188,592
2.95%, 11/21/26 (a)	200,000	187,002
3.30%, 03/26/27 (a)	300,000	283,143
2.95%, 06/01/29 (a)	350,000	312,291
3.35%, 03/26/30 (a)	500,000	452,875
2.00%, 11/18/31 (a)	250,000	198,195
3.80%, 11/21/46 (a)	125,000	102,605
3.95%, 02/26/48 (a)	100,000	82,507
3.65%, 06/01/49 (a)	300,000	234,702
3.85%, 03/26/50 (a)	450,000	364,072
2.95%, 03/15/51 (a)	250,000	171,008
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	200,000	185,124
Microchip Technology, Inc.
0.97%, 02/15/24	400,000	377,004
0.98%, 09/01/24	300,000	276,210
4.25%, 09/01/25 (a)	300,000	290,280
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Micron Technology, Inc.
4.98%, 02/06/26 (a)	50,000	48,962
4.19%, 02/15/27 (a)	200,000	187,460
5.33%, 02/06/29 (a)	300,000	285,291
4.66%, 02/15/30 (a)	350,000	312,886
2.70%, 04/15/32 (a)	350,000	255,066
3.37%, 11/01/41 (a)	200,000	128,364
Microsoft Corp.
3.63%, 12/15/23 (a)	450,000	445,972
2.88%, 02/06/24 (a)	567,000	555,921
2.70%, 02/12/25 (a)	750,000	720,285
3.13%, 11/03/25 (a)	900,000	866,079
2.40%, 08/08/26 (a)	1,250,000	1,158,012
3.30%, 02/06/27 (a)	925,000	881,765
3.50%, 02/12/35 (a)	600,000	540,042
4.20%, 11/03/35 (a)	350,000	332,475
3.45%, 08/08/36 (a)	450,000	394,321
4.10%, 02/06/37 (a)	375,000	346,740
3.50%, 11/15/42	50,000	41,138
3.75%, 02/12/45 (a)	75,000	62,339
4.45%, 11/03/45 (a)	200,000	191,006
3.70%, 08/08/46 (a)	550,000	459,745
4.25%, 02/06/47 (a)	300,000	273,018
2.53%, 06/01/50 (a)	1,825,000	1,203,131
2.92%, 03/17/52 (a)	1,794,000	1,269,686
4.00%, 02/12/55 (a)	200,000	169,996
3.95%, 08/08/56 (a)	150,000	125,874
4.50%, 02/06/57 (a)	250,000	231,920
2.68%, 06/01/60 (a)	1,035,000	656,687
3.04%, 03/17/62 (a)	491,000	335,535
Moody's Corp.
4.88%, 02/15/24 (a)	100,000	100,189
3.75%, 03/24/25 (a)	250,000	242,585
3.25%, 01/15/28 (a)	100,000	90,582
4.25%, 02/01/29 (a)	200,000	189,368
2.00%, 08/19/31 (a)	200,000	153,018
4.25%, 08/08/32 (a)	150,000	136,767
2.75%, 08/19/41 (a)	200,000	132,824
5.25%, 07/15/44	100,000	92,470
4.88%, 12/17/48 (a)	150,000	132,464
3.25%, 05/20/50 (a)	50,000	34,046
3.75%, 02/25/52 (a)	100,000	74,068
2.55%, 08/18/60 (a)	150,000	81,407
3.10%, 11/29/61 (a)	150,000	91,761
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	189,150
4.60%, 05/23/29 (a)	250,000	230,878
2.30%, 11/15/30 (a)	300,000	225,603
2.75%, 05/24/31 (a)	250,000	192,153
5.60%, 06/01/32 (a)	200,000	189,994
5.50%, 09/01/44	100,000	85,180
NetApp, Inc.
3.30%, 09/29/24 (a)	50,000	48,512
1.88%, 06/22/25 (a)	250,000	228,395
2.38%, 06/22/27 (a)	175,000	154,845
2.70%, 06/22/30 (a)	250,000	203,603
NVIDIA Corp.
0.58%, 06/14/24 (a)	250,000	233,723
3.20%, 09/16/26 (a)	400,000	381,368
2.85%, 04/01/30 (a)	500,000	429,510
2.00%, 06/15/31 (a)	450,000	355,167
3.50%, 04/01/40 (a)	325,000	254,124
3.50%, 04/01/50 (a)	550,000	406,114
3.70%, 04/01/60 (a)	150,000	107,586

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	250,000	247,502
5.35%, 03/01/26 (a)	200,000	198,792
5.55%, 12/01/28 (a)	250,000	242,635
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	200,000	186,138
3.88%, 06/18/26 (a)	250,000	233,695
3.15%, 05/01/27 (a)	300,000	272,670
4.30%, 06/18/29 (a)	350,000	313,386
3.40%, 05/01/30 (a)	450,000	375,097
2.65%, 02/15/32 (a)	300,000	224,991
3.25%, 05/11/41 (a)	250,000	165,138
3.25%, 11/30/51 (a)	350,000	211,789
Oracle Corp.
3.40%, 07/08/24 (a)	400,000	389,364
2.95%, 11/15/24 (a)	570,000	544,071
2.50%, 04/01/25 (a)	1,000,000	933,220
2.95%, 05/15/25 (a)	500,000	470,415
1.65%, 03/25/26 (a)	800,000	702,064
2.65%, 07/15/26 (a)	756,000	680,544
2.80%, 04/01/27 (a)	650,000	574,476
3.25%, 11/15/27 (a)	850,000	757,409
2.30%, 03/25/28 (a)	650,000	543,315
2.95%, 04/01/30 (a)	950,000	767,039
3.25%, 05/15/30 (a)	150,000	123,930
2.88%, 03/25/31 (a)	1,000,000	788,370
4.30%, 07/08/34 (a)	400,000	327,664
3.90%, 05/15/35 (a)	350,000	268,789
3.85%, 07/15/36 (a)	350,000	262,265
3.80%, 11/15/37 (a)	525,000	383,554
6.50%, 04/15/38	400,000	382,352
6.13%, 07/08/39	350,000	320,110
3.60%, 04/01/40 (a)	900,000	612,792
5.38%, 07/15/40	675,000	563,794
3.65%, 03/25/41 (a)	600,000	408,090
4.50%, 07/08/44 (a)	250,000	184,490
4.13%, 05/15/45 (a)	620,000	423,572
4.00%, 07/15/46 (a)	800,000	542,176
4.00%, 11/15/47 (a)	475,000	319,300
3.60%, 04/01/50 (a)	1,200,000	752,244
3.95%, 03/25/51 (a)	840,000	558,356
4.38%, 05/15/55 (a)	375,000	255,112
3.85%, 04/01/60 (a)	1,000,000	606,180
4.10%, 03/25/61 (a)	450,000	285,430
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	300,000	286,659
1.65%, 06/01/25 (a)	300,000	277,116
2.65%, 10/01/26 (a)	400,000	367,760
3.90%, 06/01/27 (a)	150,000	143,757
2.85%, 10/01/29 (a)	425,000	364,153
2.30%, 06/01/30 (a)	300,000	244,770
4.40%, 06/01/32 (a)	300,000	279,948
3.25%, 06/01/50 (a)	225,000	152,609
5.05%, 06/01/52 (a)	300,000	267,141
5.25%, 06/01/62 (a)	200,000	179,340
Qorvo, Inc.
1.75%, 12/15/24 (a)(d)	200,000	183,566
4.38%, 10/15/29 (a)	250,000	214,430
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	275,000	267,523
3.45%, 05/20/25 (a)	450,000	436,873
3.25%, 05/20/27 (a)	350,000	328,149
1.30%, 05/20/28 (a)	384,000	317,714
2.15%, 05/20/30 (a)	400,000	330,948
1.65%, 05/20/32 (a)	550,000	413,204
4.65%, 05/20/35 (a)	300,000	282,432
4.80%, 05/20/45 (a)	450,000	407,565
4.30%, 05/20/47 (a)	400,000	341,492
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 05/20/50 (a)	175,000	126,936
4.50%, 05/20/52 (a)	300,000	258,984
RELX Capital, Inc.
4.00%, 03/18/29 (a)	350,000	321,814
3.00%, 05/22/30 (a)	200,000	168,982
4.75%, 05/20/32 (a)	150,000	141,122
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	138,782
2.45%, 03/01/27 (a)(d)	400,000	359,408
4.75%, 08/01/28 (a)(d)	150,000	146,853
2.70%, 03/01/29 (a)(d)	350,000	303,086
4.25%, 05/01/29 (a)(d)	200,000	188,204
2.50%, 12/01/29 (a)	200,000	167,988
1.25%, 08/15/30 (a)	200,000	150,736
2.90%, 03/01/32 (a)(d)	400,000	334,608
3.25%, 12/01/49 (a)	200,000	140,418
3.70%, 03/01/52 (a)(d)	300,000	227,952
2.30%, 08/15/60 (a)	200,000	105,140
3.90%, 03/01/62 (a)(d)	200,000	151,764
Salesforce, Inc.
0.63%, 07/15/24 (a)	200,000	186,672
3.70%, 04/11/28 (a)	525,000	498,781
1.50%, 07/15/28 (a)	300,000	252,060
1.95%, 07/15/31 (a)	500,000	394,585
2.70%, 07/15/41 (a)	400,000	276,412
2.90%, 07/15/51 (a)	550,000	363,671
3.05%, 07/15/61 (a)	300,000	188,958
ServiceNow, Inc.
1.40%, 09/01/30 (a)	450,000	331,933
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	174,172
3.00%, 06/01/31 (a)	150,000	114,207
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	250,000	231,733
1.75%, 08/09/26 (a)	200,000	170,412
2.65%, 08/09/31 (a)	250,000	188,710
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	156,744
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	146,412
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	300,000	278,742
1.13%, 09/15/26 (a)	200,000	175,936
2.90%, 11/03/27 (a)	200,000	183,246
2.25%, 09/04/29 (a)	350,000	296,387
1.75%, 05/04/30 (a)	250,000	201,075
1.90%, 09/15/31 (a)	150,000	118,797
3.88%, 03/15/39 (a)	50,000	43,253
4.15%, 05/15/48 (a)	550,000	472,516
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	198,510
5.85%, 04/15/40	100,000	97,458
5.65%, 11/23/43 (a)	150,000	140,252
Trimble, Inc.
4.75%, 12/01/24 (a)	100,000	98,902
4.90%, 06/15/28 (a)	175,000	166,135
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	300,000	264,039
3.88%, 04/22/27 (a)	300,000	286,035
4.13%, 04/22/29 (a)	200,000	189,232
2.50%, 10/25/31 (a)	300,000	238,710
4.25%, 04/22/32 (a)	300,000	277,575
3.13%, 10/25/41 (a)	350,000	262,906
3.25%, 10/25/51 (a)	350,000	249,053
4.50%, 04/22/52 (a)	300,000	261,504

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	165,000	161,220
3.70%, 02/15/26 (a)	150,000	144,534
3.13%, 08/15/27 (a)	150,000	137,781
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	149,933
4.75%, 07/15/27 (a)	200,000	193,176
2.70%, 06/15/31 (a)	250,000	195,835
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	300,000	290,490
4.13%, 03/15/29 (a)	175,000	159,656
5.50%, 06/15/45 (a)	150,000	141,869
3.63%, 05/15/50 (a)	100,000	69,015
Visa, Inc.
3.15%, 12/14/25 (a)	1,200,000	1,147,992
1.90%, 04/15/27 (a)	400,000	355,688
0.75%, 08/15/27 (a)	150,000	125,969
2.75%, 09/15/27 (a)	150,000	137,180
2.05%, 04/15/30 (a)	450,000	372,555
1.10%, 02/15/31 (a)	350,000	262,748
4.15%, 12/14/35 (a)	500,000	458,020
2.70%, 04/15/40 (a)	250,000	181,713
4.30%, 12/14/45 (a)	1,050,000	916,650
3.65%, 09/15/47 (a)	50,000	39,474
2.00%, 08/15/50 (a)	550,000	314,363
VMware, Inc.
4.50%, 05/15/25 (a)	350,000	342,384
1.40%, 08/15/26 (a)	500,000	428,820
3.90%, 08/21/27 (a)	500,000	461,075
4.70%, 05/15/30 (a)	200,000	180,256
2.20%, 08/15/31 (a)	500,000	366,340
Western Digital Corp.
4.75%, 02/15/26 (a)	700,000	649,502
2.85%, 02/01/29 (a)	150,000	116,772
3.10%, 02/01/32 (a)	150,000	102,596
Western Union Co.
2.85%, 01/10/25 (a)	200,000	189,410
1.35%, 03/15/26 (a)	200,000	173,140
2.75%, 03/15/31 (a)	100,000	75,526
6.20%, 11/17/36	50,000	47,287
Workday, Inc.
3.50%, 04/01/27 (a)	300,000	278,355
3.70%, 04/01/29 (a)	300,000	269,247
3.80%, 04/01/32 (a)	300,000	261,117
Xilinx, Inc.
2.95%, 06/01/24 (a)	250,000	243,527
2.38%, 06/01/30 (a)	250,000	206,523
		156,625,593
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	138,419	122,178
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	178,595	159,767
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	445,200	386,799
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	39,175	33,900
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	302,550	254,811
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	94,109
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (a)	300,000	293,457
3.00%, 04/01/25 (a)	240,000	230,772
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 12/15/25	150,000	159,542
3.25%, 06/15/27 (a)	200,000	187,986
6.20%, 08/15/36	100,000	107,263
6.15%, 05/01/37	50,000	53,111
5.75%, 05/01/40 (a)	50,000	50,704
5.05%, 03/01/41 (a)	400,000	377,092
5.40%, 06/01/41 (a)	250,000	244,815
4.40%, 03/15/42 (a)	250,000	215,727
4.38%, 09/01/42 (a)	350,000	301,836
4.45%, 03/15/43 (a)	200,000	174,082
5.15%, 09/01/43 (a)	550,000	520,800
4.90%, 04/01/44 (a)	150,000	137,243
4.55%, 09/01/44 (a)	425,000	372,470
4.70%, 09/01/45 (a)	200,000	177,266
3.90%, 08/01/46 (a)	100,000	80,269
4.05%, 06/15/48 (a)	500,000	409,720
4.15%, 12/15/48 (a)	300,000	250,086
3.05%, 02/15/51 (a)	225,000	153,846
3.30%, 09/15/51 (a)	450,000	320,535
2.88%, 06/15/52 (a)	150,000	98,162
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	144,759
6.90%, 07/15/28	150,000	162,975
3.85%, 08/05/32 (a)	250,000	228,555
6.38%, 11/15/37	150,000	159,090
3.20%, 08/02/46 (a)	250,000	179,735
3.65%, 02/03/48 (a)	250,000	192,512
4.45%, 01/20/49 (a)	200,000	175,536
2.45%, 05/01/50 (a)	300,000	182,589
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	500,000	463,330
2.90%, 02/01/25 (a)	271,000	258,531
4.00%, 06/01/28 (a)	200,000	188,656
2.05%, 03/05/30 (a)	200,000	160,574
7.13%, 10/15/31	100,000	109,687
2.45%, 12/02/31 (a)	450,000	361,417
4.80%, 09/15/35 (a)	145,000	133,319
5.95%, 05/15/37	100,000	101,635
3.00%, 12/02/41 (a)	300,000	215,025
4.80%, 08/01/45 (a)	150,000	133,445
3.10%, 12/02/51 (a)	500,000	330,645
6.13%, 09/15/15 (a)	289,000	274,429
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	186,238
CSX Corp.
3.40%, 08/01/24 (a)	150,000	146,388
3.35%, 11/01/25 (a)	150,000	143,099
2.60%, 11/01/26 (a)	250,000	227,575
3.25%, 06/01/27 (a)	378,000	348,232
3.80%, 03/01/28 (a)	325,000	305,350
2.40%, 02/15/30 (a)	275,000	227,571
6.00%, 10/01/36	50,000	51,140
6.15%, 05/01/37	250,000	259,450
6.22%, 04/30/40	175,000	183,001
5.50%, 04/15/41 (a)	150,000	146,525
4.75%, 05/30/42 (a)	50,000	44,378
4.40%, 03/01/43 (a)	150,000	126,111
4.10%, 03/15/44 (a)	250,000	201,017
3.80%, 11/01/46 (a)	250,000	191,010
4.30%, 03/01/48 (a)	50,000	41,387
4.75%, 11/15/48 (a)	250,000	221,240
4.50%, 03/15/49 (a)	150,000	127,644
3.35%, 09/15/49 (a)	200,000	141,278
3.80%, 04/15/50 (a)	150,000	113,408
3.95%, 05/01/50 (a)	250,000	196,912
2.50%, 05/15/51 (a)	150,000	90,095
4.50%, 08/01/54 (a)	150,000	125,988

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 11/01/66 (a)	250,000	191,990
4.65%, 03/01/68 (a)	125,000	102,025
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	188,000	181,130
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	154,072	131,793
FedEx Corp 2020-1 Class AA Pass-Through Trust
1.88%, 02/20/34	223,264	182,507
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	236,340
3.40%, 02/15/28 (a)	250,000	228,102
4.20%, 10/17/28 (a)	150,000	140,238
3.10%, 08/05/29 (a)	350,000	301,105
4.25%, 05/15/30 (a)	200,000	181,564
4.90%, 01/15/34	112,000	102,545
3.90%, 02/01/35	150,000	123,585
3.25%, 05/15/41 (a)	250,000	172,640
3.88%, 08/01/42	200,000	148,470
5.10%, 01/15/44	250,000	213,525
4.10%, 02/01/45	227,000	165,138
4.75%, 11/15/45 (a)	265,000	214,902
4.55%, 04/01/46 (a)	400,000	317,516
4.40%, 01/15/47 (a)	150,000	116,741
4.05%, 02/15/48 (a)	250,000	183,940
4.95%, 10/17/48 (a)	250,000	211,572
5.25%, 05/15/50 (a)(c)	400,000	351,028
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	225,000	185,274
2.65%, 07/15/31 (a)	50,000	35,497
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	225,000	216,481
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	133,540	109,790
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 11/15/32	225,461	199,858
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	128,142
4.30%, 05/15/43 (a)	50,000	40,470
4.95%, 08/15/45 (a)	200,000	176,346
4.70%, 05/01/48 (a)	150,000	129,192
3.50%, 05/01/50 (a)	200,000	140,778
4.20%, 11/15/69 (a)	150,000	111,071
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	178,898
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	50,000	49,493
2.90%, 06/15/26 (a)	400,000	372,252
3.15%, 06/01/27 (a)	100,000	92,305
2.55%, 11/01/29 (a)	200,000	169,116
2.30%, 05/15/31 (a)	200,000	160,412
4.84%, 10/01/41	200,000	180,370
4.45%, 06/15/45 (a)	250,000	210,877
4.65%, 01/15/46 (a)	150,000	130,497
3.94%, 11/01/47 (a)	350,000	273,532
4.15%, 02/28/48 (a)	275,000	221,273
4.10%, 05/15/49 (a)	250,000	199,437
3.40%, 11/01/49 (a)	250,000	176,298
3.05%, 05/15/50 (a)	300,000	196,746
4.05%, 08/15/52 (a)	350,000	271,162
4.55%, 06/01/53 (a)	200,000	169,746
3.16%, 05/15/55 (a)	375,000	241,522
Ryder System, Inc.
3.88%, 12/01/23 (a)	150,000	148,073
3.65%, 03/18/24 (a)	150,000	147,042
2.50%, 09/01/24 (a)	200,000	191,006
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 09/01/25 (a)	135,000	127,734
2.90%, 12/01/26 (a)	200,000	181,160
Southwest Airlines Co.
5.25%, 05/04/25 (a)	375,000	374,876
3.00%, 11/15/26 (a)	100,000	91,342
5.13%, 06/15/27 (a)	475,000	466,246
3.45%, 11/16/27 (a)	150,000	135,260
2.63%, 02/10/30 (a)	200,000	161,152
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	31,783	27,192
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	200,000	147,368
Union Pacific Corp.
3.65%, 02/15/24 (a)	250,000	246,512
3.15%, 03/01/24 (a)	250,000	245,107
3.75%, 03/15/24 (a)	100,000	98,682
3.25%, 08/15/25 (a)	200,000	192,320
2.75%, 03/01/26 (a)	500,000	466,030
2.15%, 02/05/27 (a)	225,000	201,307
6.63%, 02/01/29	200,000	216,590
3.70%, 03/01/29 (a)	300,000	278,490
2.40%, 02/05/30 (a)	250,000	209,257
2.80%, 02/14/32 (a)	400,000	333,416
3.38%, 02/01/35 (a)	200,000	163,350
2.89%, 04/06/36 (a)	250,000	191,618
3.60%, 09/15/37 (a)	200,000	162,834
3.55%, 08/15/39 (a)	300,000	238,800
3.20%, 05/20/41 (a)	250,000	187,740
4.05%, 11/15/45 (a)	120,000	95,258
4.05%, 03/01/46 (a)	250,000	205,240
4.00%, 04/15/47 (a)	200,000	160,970
4.50%, 09/10/48 (a)	100,000	86,552
4.30%, 03/01/49 (a)	250,000	210,807
3.25%, 02/05/50 (a)	550,000	389,763
3.80%, 10/01/51 (a)	250,000	194,015
3.50%, 02/14/53 (a)	400,000	291,072
3.88%, 02/01/55 (a)	150,000	115,005
3.95%, 08/15/59 (a)	175,000	133,926
3.84%, 03/20/60 (a)	600,000	448,278
2.97%, 09/16/62 (a)	400,000	243,508
4.10%, 09/15/67 (a)	225,000	170,861
3.75%, 02/05/70 (a)	250,000	174,563
3.80%, 04/06/71 (a)	350,000	248,153
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	158,197	149,968
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	482,486	451,515
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	89,253	81,733
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	202,442	183,220
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	294,468	250,975
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	129,561	111,776
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	283,190	245,135
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	270,623	240,240
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	182,010	146,291
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	159,200	147,572

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	150,000	143,631
2.80%, 11/15/24 (a)	50,000	48,257
3.90%, 04/01/25 (a)	350,000	344,032
3.05%, 11/15/27 (a)	250,000	232,650
3.40%, 03/15/29 (a)	100,000	92,007
2.50%, 09/01/29 (a)	150,000	128,510
4.45%, 04/01/30 (a)	325,000	315,136
6.20%, 01/15/38	400,000	433,180
5.20%, 04/01/40 (a)	100,000	98,090
4.88%, 11/15/40 (a)	100,000	94,057
3.63%, 10/01/42	100,000	79,259
3.40%, 11/15/46 (a)	200,000	149,758
3.75%, 11/15/47 (a)	300,000	240,546
4.25%, 03/15/49 (a)	260,000	224,931
3.40%, 09/01/49 (a)	200,000	151,534
5.30%, 04/01/50 (a)	400,000	403,312
		36,920,850
		919,086,129

Utility 2.0%
Electric 1.8%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	87,704
2.10%, 07/01/30 (a)	300,000	234,420
4.15%, 05/01/49 (a)	200,000	152,730
3.45%, 01/15/50 (a)	250,000	170,765
5.25%, 05/15/52 (a)	175,000	160,643
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	190,045
4.25%, 09/15/48 (a)	210,000	171,820
3.80%, 06/15/49 (a)	100,000	75,756
3.65%, 04/01/50 (a)	150,000	111,158
AES Corp.
1.38%, 01/15/26 (a)	150,000	129,492
2.45%, 01/15/31 (a)	350,000	268,558
Alabama Power Co.
3.55%, 12/01/23	100,000	98,562
1.45%, 09/15/30 (a)	250,000	191,475
3.94%, 09/01/32 (a)	200,000	180,920
6.00%, 03/01/39	225,000	232,096
3.85%, 12/01/42	150,000	118,013
4.30%, 01/02/46 (a)	300,000	247,881
3.70%, 12/01/47 (a)	200,000	150,684
4.30%, 07/15/48 (a)	100,000	83,296
3.45%, 10/01/49 (a)	250,000	177,840
3.00%, 03/15/52 (a)	150,000	98,753
Ameren Corp.
2.50%, 09/15/24 (a)	250,000	237,520
3.65%, 02/15/26 (a)	400,000	380,516
3.50%, 01/15/31 (a)	300,000	258,681
Ameren Illinois Co.
3.85%, 09/01/32 (a)	200,000	180,568
4.15%, 03/15/46 (a)	300,000	248,172
3.70%, 12/01/47 (a)	150,000	114,686
3.25%, 03/15/50 (a)	100,000	69,728
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	50,000	45,730
4.30%, 12/01/28 (a)	400,000	376,424
2.30%, 03/01/30 (a)	200,000	160,024
3.25%, 03/01/50 (a)	150,000	96,935
3.88%, 02/15/62 (a)(b)	200,000	158,032
Appalachian Power Co.
3.40%, 06/01/25 (a)	300,000	288,111
3.30%, 06/01/27 (a)	300,000	277,341
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 04/01/38	210,000	226,787
4.45%, 06/01/45 (a)	150,000	121,091
4.50%, 03/01/49 (a)	150,000	122,376
3.70%, 05/01/50 (a)	200,000	143,444
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	237,990
5.05%, 09/01/41 (a)	100,000	86,379
4.35%, 11/15/45 (a)	275,000	212,344
4.20%, 08/15/48 (a)	100,000	78,592
4.25%, 03/01/49 (a)	150,000	115,199
3.35%, 05/15/50 (a)	300,000	198,303
2.65%, 09/15/50 (a)	250,000	143,153
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	286,800
3.20%, 04/15/25 (a)	175,000	165,687
3.80%, 06/01/29 (a)	195,000	173,527
Avista Corp.
4.35%, 06/01/48 (a)	150,000	127,010
Baltimore Gas and Electric Co.
3.50%, 08/15/46 (a)	250,000	186,472
3.75%, 08/15/47 (a)	175,000	135,644
4.25%, 09/15/48 (a)	150,000	126,648
3.20%, 09/15/49 (a)	100,000	70,161
2.90%, 06/15/50 (a)	150,000	98,370
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	150,000	146,145
4.05%, 04/15/25 (a)	600,000	590,466
3.25%, 04/15/28 (a)	325,000	295,077
3.70%, 07/15/30 (a)	200,000	180,244
6.13%, 04/01/36	500,000	508,510
5.95%, 05/15/37	250,000	251,385
5.15%, 11/15/43 (a)	260,000	238,196
4.50%, 02/01/45 (a)	250,000	209,255
3.80%, 07/15/48 (a)	250,000	188,017
4.45%, 01/15/49 (a)	300,000	251,556
4.25%, 10/15/50 (a)	200,000	162,168
2.85%, 05/15/51 (a)	350,000	217,672
4.60%, 05/01/53 (a)(d)	300,000	255,279
Black Hills Corp.
1.04%, 08/23/24 (a)	200,000	185,144
3.05%, 10/15/29 (a)	150,000	125,997
2.50%, 06/15/30 (a)	250,000	197,960
4.35%, 05/01/33 (a)	150,000	132,639
4.20%, 09/15/46 (a)	100,000	76,169
3.88%, 10/15/49 (a)	100,000	72,294
CenterPoint Energy Houston Electric LLC
3.00%, 03/01/32 (a)	250,000	212,447
6.95%, 03/15/33	50,000	55,854
3.55%, 08/01/42 (a)	128,000	98,739
3.95%, 03/01/48 (a)	200,000	161,750
4.25%, 02/01/49 (a)	250,000	209,947
2.90%, 07/01/50 (a)	150,000	99,203
3.60%, 03/01/52 (a)	250,000	188,302
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	200,000	190,496
4.25%, 11/01/28 (a)	120,000	110,172
2.95%, 03/01/30 (a)	400,000	336,664
3.70%, 09/01/49 (a)	200,000	144,202
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	170,000	159,098
4.97%, 05/01/46 (a)	100,000	85,939
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	324,261
3.45%, 08/15/27 (a)	200,000	181,718
4.88%, 03/01/44 (a)	100,000	86,580

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	113,701
3.70%, 08/15/28 (a)	750,000	696,120
6.45%, 01/15/38	300,000	319,098
3.80%, 10/01/42 (a)	200,000	159,388
4.60%, 08/15/43 (a)	150,000	133,085
4.70%, 01/15/44 (a)	150,000	134,394
3.70%, 03/01/45 (a)	100,000	75,278
4.35%, 11/15/45 (a)	150,000	125,715
3.65%, 06/15/46 (a)	250,000	191,655
3.75%, 08/15/47 (a)	350,000	270,977
4.00%, 03/01/48 (a)	150,000	120,840
4.00%, 03/01/49 (a)	200,000	160,064
3.20%, 11/15/49 (a)	100,000	69,290
3.00%, 03/01/50 (a)	300,000	202,716
3.13%, 03/15/51 (a)	250,000	172,190
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	50,000	44,023
3.20%, 03/15/27 (a)	200,000	186,704
2.05%, 07/01/31 (a)	350,000	277,833
4.30%, 04/15/44 (a)	150,000	126,671
4.00%, 04/01/48 (a)	250,000	205,197
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	188,412
3.35%, 04/01/30 (a)	400,000	353,120
5.30%, 03/01/35	150,000	142,220
5.85%, 03/15/36	50,000	50,060
6.75%, 04/01/38	200,000	211,672
5.50%, 12/01/39	250,000	235,297
5.70%, 06/15/40	150,000	146,967
3.95%, 03/01/43 (a)	300,000	234,213
4.45%, 03/15/44 (a)	400,000	332,328
4.50%, 12/01/45 (a)	100,000	82,841
3.88%, 06/15/47 (a)	250,000	190,062
4.13%, 05/15/49 (a)	200,000	155,488
3.95%, 04/01/50 (a)	350,000	271,075
4.63%, 12/01/54 (a)	250,000	206,102
4.30%, 12/01/56 (a)	200,000	154,554
4.00%, 11/15/57 (a)	150,000	111,728
4.50%, 05/15/58 (a)	290,000	229,239
3.70%, 11/15/59 (a)	250,000	175,210
3.00%, 12/01/60 (a)	200,000	120,540
3.60%, 06/15/61 (a)	200,000	138,096
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	300,000	286,011
Consumers Energy Co.
3.95%, 05/15/43 (a)	250,000	202,185
4.05%, 05/15/48 (a)	200,000	163,882
4.35%, 04/15/49 (a)	200,000	170,698
3.75%, 02/15/50 (a)	100,000	77,528
3.10%, 08/15/50 (a)	300,000	203,472
3.50%, 08/01/51 (a)	100,000	74,038
2.50%, 05/01/60 (a)	350,000	193,917
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	150,000	116,412
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	300,000	296,280
4.15%, 05/15/45 (a)	200,000	160,678
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	150,000	119,136
5.30%, 05/15/33	100,000	99,598
6.05%, 01/15/38	250,000	263,535
5.45%, 02/01/41 (a)	100,000	96,685
5.10%, 06/01/65 (a)	200,000	185,554
Dominion Energy, Inc.
3.07%, 08/15/24	225,000	215,872
3.90%, 10/01/25 (a)	200,000	192,392
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 08/15/26 (a)	300,000	274,386
3.60%, 03/15/27 (a)	200,000	186,788
4.25%, 06/01/28 (a)	350,000	328,622
3.38%, 04/01/30 (a)	300,000	258,618
6.30%, 03/15/33	45,000	46,479
5.25%, 08/01/33	300,000	283,653
5.95%, 06/15/35	150,000	148,251
7.00%, 06/15/38	100,000	105,719
4.90%, 08/01/41 (a)	200,000	177,216
4.05%, 09/15/42 (a)	200,000	157,566
4.70%, 12/01/44 (a)	150,000	126,971
4.60%, 03/15/49 (a)	150,000	128,127
5.75%, 10/01/54 (a)(b)	100,000	95,365
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	145,052
2.25%, 03/01/30 (a)	200,000	165,402
2.63%, 03/01/31 (a)	300,000	249,852
4.00%, 04/01/43 (a)	125,000	101,994
4.30%, 07/01/44 (a)	150,000	127,856
3.70%, 03/15/45 (a)	150,000	117,764
3.70%, 06/01/46 (a)	100,000	77,090
4.05%, 05/15/48 (a)	175,000	144,638
3.95%, 03/01/49 (a)	239,000	194,577
2.95%, 03/01/50 (a)	50,000	33,433
3.25%, 04/01/51 (a)	200,000	140,786
DTE Energy Co.
2.53%, 10/01/24	170,000	161,758
4.22%, 11/01/24	400,000	392,072
2.85%, 10/01/26 (a)	320,000	292,755
3.40%, 06/15/29 (a)	250,000	218,935
2.95%, 03/01/30 (a)	200,000	167,884
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	221,823
2.45%, 02/01/30 (a)	250,000	209,430
6.45%, 10/15/32	100,000	104,885
6.10%, 06/01/37	150,000	148,775
6.00%, 01/15/38	200,000	206,322
6.05%, 04/15/38	250,000	257,630
5.30%, 02/15/40	250,000	239,310
4.25%, 12/15/41 (a)	250,000	210,225
4.00%, 09/30/42 (a)	250,000	202,290
3.75%, 06/01/45 (a)	200,000	152,630
3.88%, 03/15/46 (a)	150,000	117,090
3.70%, 12/01/47 (a)	200,000	150,260
3.95%, 03/15/48 (a)	200,000	157,652
3.20%, 08/15/49 (a)	300,000	208,086
3.45%, 04/15/51 (a)	150,000	107,487
Duke Energy Corp.
3.75%, 04/15/24 (a)	440,000	432,846
0.90%, 09/15/25 (a)	200,000	177,566
2.65%, 09/01/26 (a)	500,000	453,810
3.15%, 08/15/27 (a)	400,000	362,724
3.40%, 06/15/29 (a)	200,000	176,538
2.45%, 06/01/30 (a)	500,000	401,200
2.55%, 06/15/31 (a)	500,000	392,225
4.50%, 08/15/32 (a)	250,000	226,280
4.80%, 12/15/45 (a)	100,000	83,564
3.75%, 09/01/46 (a)	200,000	141,910
3.95%, 08/15/47 (a)	175,000	128,616
4.20%, 06/15/49 (a)	200,000	153,994
3.50%, 06/15/51 (a)	250,000	169,147
5.00%, 08/15/52 (a)	250,000	213,760
3.25%, 01/15/82 (a)(b)	100,000	73,665
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	100,000	93,795
2.50%, 12/01/29 (a)	150,000	126,968
1.75%, 06/15/30 (a)	275,000	215,476
6.35%, 09/15/37	150,000	156,630

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.40%, 06/15/38	300,000	322,230
5.65%, 04/01/40	100,000	98,707
3.85%, 11/15/42 (a)	300,000	234,588
3.40%, 10/01/46 (a)	100,000	70,740
4.20%, 07/15/48 (a)	100,000	82,467
Duke Energy Florida Project Finance LLC
2.54%, 09/01/29	197,930	180,880
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	102,203
6.35%, 08/15/38	200,000	207,094
6.45%, 04/01/39	200,000	209,436
4.90%, 07/15/43 (a)	75,000	66,418
3.75%, 05/15/46 (a)	50,000	37,599
3.25%, 10/01/49 (a)	150,000	102,995
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	137,766
2.13%, 06/01/30 (a)	200,000	160,130
3.70%, 06/15/46 (a)	50,000	37,624
4.30%, 02/01/49 (a)	150,000	120,834
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	239,740
2.00%, 08/15/31 (a)	200,000	155,044
6.30%, 04/01/38	200,000	210,848
4.10%, 05/15/42 (a)	200,000	162,024
4.10%, 03/15/43 (a)	100,000	82,171
4.38%, 03/30/44 (a)	200,000	167,226
4.15%, 12/01/44 (a)	300,000	243,018
4.20%, 08/15/45 (a)	50,000	40,649
3.70%, 10/15/46 (a)	200,000	152,946
3.60%, 09/15/47 (a)	250,000	187,677
2.50%, 08/15/50 (a)	250,000	150,170
2.90%, 08/15/51 (a)	150,000	97,556
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	125,000	94,999
Edison International
3.55%, 11/15/24 (a)	325,000	313,027
5.75%, 06/15/27 (a)	200,000	196,480
4.13%, 03/15/28 (a)	200,000	178,804
El Paso Electric Co.
6.00%, 05/15/35	269,000	263,916
Emera US Finance LP
3.55%, 06/15/26 (a)	287,000	267,246
4.75%, 06/15/46 (a)	450,000	355,387
Enel Americas S.A.
4.00%, 10/25/26 (a)	250,000	235,730
Enel Chile S.A.
4.88%, 06/12/28 (a)	300,000	278,628
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	250,000	237,867
4.20%, 04/01/49 (a)	175,000	145,213
2.65%, 06/15/51 (a)	250,000	151,983
Entergy Corp.
0.90%, 09/15/25 (a)	300,000	264,423
2.95%, 09/01/26 (a)	250,000	228,687
2.80%, 06/15/30 (a)	250,000	202,747
2.40%, 06/15/31 (a)	300,000	229,701
3.75%, 06/15/50 (a)	200,000	142,852
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	242,000	231,909
0.95%, 10/01/24 (a)	200,000	185,458
5.40%, 11/01/24	150,000	151,373
2.40%, 10/01/26 (a)	300,000	268,785
3.12%, 09/01/27 (a)	200,000	181,626
3.25%, 04/01/28 (a)	200,000	179,200
1.60%, 12/15/30 (a)	150,000	113,151
4.00%, 03/15/33 (a)	211,000	186,760
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 01/15/45 (a)	400,000	358,132
4.20%, 09/01/48 (a)	350,000	282,572
4.20%, 04/01/50 (a)	150,000	120,059
2.90%, 03/15/51 (a)	200,000	127,460
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	175,000	132,011
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	197,000	182,916
1.75%, 03/15/31 (a)	250,000	188,887
3.55%, 09/30/49 (a)	200,000	141,858
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	300,000	277,659
4.13%, 03/01/42 (a)	150,000	121,949
4.10%, 04/01/43 (a)	150,000	120,495
4.25%, 12/01/45 (a)	100,000	81,277
3.25%, 09/01/49 (a)	125,000	86,026
3.45%, 04/15/50 (a)	100,000	71,457
Evergy Metro, Inc.
5.30%, 10/01/41 (a)	50,000	46,959
4.20%, 06/15/47 (a)	95,000	77,673
4.20%, 03/15/48 (a)	150,000	122,801
4.13%, 04/01/49 (a)	100,000	80,272
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	331,551
2.90%, 09/15/29 (a)	250,000	207,267
Eversource Energy
3.80%, 12/01/23 (a)	250,000	247,115
2.90%, 03/01/27 (a)	200,000	180,936
3.30%, 01/15/28 (a)	250,000	226,665
1.65%, 08/15/30 (a)	400,000	302,952
2.55%, 03/15/31 (a)	250,000	200,417
3.38%, 03/01/32 (a)	200,000	168,724
3.45%, 01/15/50 (a)	200,000	139,804
Exelon Corp.
3.95%, 06/15/25 (a)	150,000	144,929
3.40%, 04/15/26 (a)	100,000	94,275
2.75%, 03/15/27 (a)(d)	200,000	179,884
4.05%, 04/15/30 (a)	450,000	408,096
3.35%, 03/15/32 (a)(d)	200,000	168,006
4.95%, 06/15/35 (a)(d)	250,000	227,695
5.63%, 06/15/35	250,000	245,430
5.10%, 06/15/45 (a)	200,000	180,318
4.70%, 04/15/50 (a)	250,000	210,112
Exelon Generation Co. LLC
6.25%, 10/01/39	300,000	293,193
5.75%, 10/01/41 (a)	100,000	91,995
5.60%, 06/15/42 (a)	225,000	202,984
Florida Power & Light Co.
3.25%, 06/01/24 (a)	300,000	293,862
2.85%, 04/01/25 (a)	400,000	382,736
3.13%, 12/01/25 (a)	350,000	333,480
4.95%, 06/01/35	150,000	144,237
5.95%, 02/01/38	150,000	154,622
5.96%, 04/01/39	250,000	261,002
5.69%, 03/01/40	100,000	100,753
5.25%, 02/01/41 (a)	250,000	244,937
4.13%, 02/01/42 (a)	150,000	125,864
4.05%, 06/01/42 (a)	200,000	167,084
3.80%, 12/15/42 (a)	275,000	224,089
3.70%, 12/01/47 (a)	55,000	42,838
3.95%, 03/01/48 (a)	250,000	201,042
4.13%, 06/01/48 (a)	250,000	211,365
3.99%, 03/01/49 (a)	250,000	205,932
3.15%, 10/01/49 (a)	250,000	177,515
2.88%, 12/04/51 (a)	400,000	264,360
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	283,501

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Georgia Power Co.
2.20%, 09/15/24 (a)	150,000	142,077
3.25%, 04/01/26 (a)	150,000	140,873
3.25%, 03/30/27 (a)	100,000	91,494
2.65%, 09/15/29 (a)	100,000	83,034
4.70%, 05/15/32 (a)	250,000	234,770
4.75%, 09/01/40	100,000	83,968
4.30%, 03/15/42	275,000	220,588
4.30%, 03/15/43	200,000	159,334
3.70%, 01/30/50 (a)	225,000	163,359
3.25%, 03/15/51 (a)	150,000	99,617
5.13%, 05/15/52 (a)	250,000	226,422
Iberdrola International BV
6.75%, 07/15/36	200,000	209,480
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	163,628
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	46,533
4.55%, 03/15/46 (a)	100,000	83,842
3.75%, 07/01/47 (a)	175,000	131,934
4.25%, 08/15/48 (a)	300,000	238,368
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	193,382
4.10%, 09/26/28 (a)	250,000	237,040
2.30%, 06/01/30 (a)	300,000	241,551
3.70%, 09/15/46 (a)	50,000	36,820
3.50%, 09/30/49 (a)	150,000	111,375
3.10%, 11/30/51 (a)	75,000	49,182
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	174,590
ITC Holdings Corp.
3.25%, 06/30/26 (a)	220,000	203,344
3.35%, 11/15/27 (a)	100,000	91,042
5.30%, 07/01/43 (a)	150,000	134,202
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	250,000	230,325
4.38%, 10/01/45 (a)	250,000	209,375
3.30%, 06/01/50 (a)	150,000	104,939
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	150,000	122,061
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	46,411
3.65%, 04/15/29 (a)	200,000	185,514
6.75%, 12/30/31	200,000	220,806
5.80%, 10/15/36	200,000	204,668
4.80%, 09/15/43 (a)	200,000	180,004
4.40%, 10/15/44 (a)	125,000	106,980
4.25%, 05/01/46 (a)	150,000	127,448
3.95%, 08/01/47 (a)	150,000	119,015
3.65%, 08/01/48 (a)	250,000	190,130
4.25%, 07/15/49 (a)	300,000	249,729
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	231,832
4.25%, 03/15/42	100,000	79,769
3.10%, 07/30/51 (a)	100,000	64,177
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	250,000	246,490
2.95%, 02/07/24 (a)	410,000	400,685
3.25%, 11/01/25 (a)	400,000	382,060
3.40%, 02/07/28 (a)	350,000	323,599
3.90%, 11/01/28 (a)	250,000	232,747
3.70%, 03/15/29 (a)	200,000	183,096
1.35%, 03/15/31 (a)	250,000	184,105
1.65%, 06/15/31 (a)	150,000	112,682
8.00%, 03/01/32	200,000	235,360
5.25%, 04/20/46 (a)(b)	250,000	226,952
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 11/01/48 (a)	150,000	126,134
4.30%, 03/15/49 (a)	100,000	83,064
Nevada Power Co.
3.70%, 05/01/29 (a)	350,000	320,131
6.65%, 04/01/36	150,000	159,006
3.13%, 08/01/50 (a)	200,000	130,282
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	400,000	395,116
4.45%, 06/20/25	300,000	295,164
1.88%, 01/15/27 (a)	350,000	303,723
3.55%, 05/01/27 (a)	450,000	416,997
4.63%, 07/15/27 (a)	300,000	290,319
1.90%, 06/15/28 (a)	500,000	414,875
3.50%, 04/01/29 (a)	400,000	356,224
2.75%, 11/01/29 (a)	350,000	294,605
2.25%, 06/01/30 (a)	650,000	518,661
2.44%, 01/15/32 (a)	350,000	272,356
5.00%, 07/15/32 (a)	300,000	286,962
3.00%, 01/15/52 (a)	200,000	128,488
4.80%, 12/01/77 (a)(b)	250,000	202,957
Northern States Power Co.
6.25%, 06/01/36	270,000	287,663
6.20%, 07/01/37	150,000	159,854
5.35%, 11/01/39	200,000	198,514
3.40%, 08/15/42 (a)	145,000	111,028
4.00%, 08/15/45 (a)	100,000	81,445
3.60%, 05/15/46 (a)	200,000	155,284
3.60%, 09/15/47 (a)	250,000	193,022
2.90%, 03/01/50 (a)	200,000	133,954
2.60%, 06/01/51 (a)	175,000	109,394
NorthWestern Corp.
4.18%, 11/15/44 (a)	160,000	127,994
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	325,129
3.25%, 05/15/29 (a)	250,000	226,310
1.95%, 08/15/31 (a)	150,000	118,095
5.50%, 03/15/40	100,000	99,479
4.40%, 03/01/44 (a)	150,000	128,498
3.10%, 06/01/51 (a)	100,000	66,611
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	142,640
5.38%, 11/01/40	200,000	174,514
5.05%, 10/01/48 (a)	200,000	168,654
3.75%, 08/01/50 (a)	150,000	105,758
5.25%, 09/01/50	50,000	42,611
Ohio Edison Co.
6.88%, 07/15/36	100,000	108,469
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	165,874
1.63%, 01/15/31 (a)	200,000	151,214
4.15%, 04/01/48 (a)	200,000	160,184
4.00%, 06/01/49 (a)	250,000	192,992
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 (a)	125,000	109,023
3.25%, 04/01/30 (a)	150,000	130,385
4.15%, 04/01/47 (a)	240,000	190,531
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	500,000	484,100
3.70%, 11/15/28 (a)	265,000	245,883
5.75%, 03/15/29 (a)	73,000	75,199
4.15%, 06/01/32 (a)(d)	150,000	140,343
7.50%, 09/01/38	100,000	119,840
5.25%, 09/30/40	200,000	193,400
4.55%, 12/01/41 (a)	150,000	132,830
3.75%, 04/01/45 (a)	250,000	196,107
3.80%, 09/30/47 (a)	200,000	159,292
4.10%, 11/15/48 (a)	150,000	123,764

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 06/01/49 (a)	150,000	120,452
3.10%, 09/15/49 (a)	250,000	173,587
3.70%, 05/15/50 (a)	150,000	116,616
4.60%, 06/01/52 (a)(d)	150,000	133,571
5.35%, 10/01/52 (a)	150,000	147,159
Pacific Gas and Electric Co.
1.70%, 11/15/23 (a)	350,000	334,229
3.75%, 02/15/24 (a)	150,000	145,758
3.50%, 06/15/25 (a)	250,000	233,140
3.45%, 07/01/25	300,000	280,254
3.15%, 01/01/26	550,000	494,433
2.95%, 03/01/26 (a)	350,000	310,751
3.30%, 03/15/27 (a)	100,000	87,098
2.10%, 08/01/27 (a)	350,000	284,518
3.30%, 12/01/27 (a)	450,000	381,487
3.00%, 06/15/28 (a)	250,000	206,805
3.75%, 07/01/28	375,000	315,502
4.65%, 08/01/28 (a)	100,000	87,925
4.55%, 07/01/30 (a)	1,000,000	857,820
2.50%, 02/01/31 (a)	700,000	510,426
3.25%, 06/01/31 (a)	350,000	267,277
4.40%, 03/01/32 (a)	200,000	165,290
5.90%, 06/15/32 (a)	200,000	182,666
4.50%, 07/01/40 (a)	350,000	255,552
3.30%, 08/01/40 (a)	350,000	225,295
4.20%, 06/01/41 (a)	100,000	68,964
4.45%, 04/15/42 (a)	150,000	106,505
3.75%, 08/15/42 (a)	100,000	64,000
4.60%, 06/15/43 (a)	150,000	106,998
4.75%, 02/15/44 (a)	100,000	72,556
4.30%, 03/15/45 (a)	150,000	101,360
4.25%, 03/15/46 (a)	175,000	118,330
4.00%, 12/01/46 (a)	200,000	127,622
3.95%, 12/01/47 (a)	300,000	193,749
4.95%, 07/01/50 (a)	775,000	571,167
3.50%, 08/01/50 (a)	600,000	366,726
PacifiCorp
3.50%, 06/15/29 (a)	100,000	90,608
2.70%, 09/15/30 (a)	150,000	125,394
7.70%, 11/15/31	100,000	116,376
5.75%, 04/01/37	100,000	97,592
6.25%, 10/15/37	200,000	204,914
6.35%, 07/15/38	200,000	208,850
6.00%, 01/15/39	100,000	100,102
4.13%, 01/15/49 (a)	250,000	199,680
4.15%, 02/15/50 (a)	200,000	160,984
3.30%, 03/15/51 (a)	250,000	174,645
2.90%, 06/15/52 (a)	200,000	128,388
PECO Energy Co.
3.70%, 09/15/47 (a)	200,000	154,582
3.90%, 03/01/48 (a)	200,000	158,352
3.00%, 09/15/49 (a)	100,000	67,999
2.80%, 06/15/50 (a)	200,000	129,926
2.85%, 09/15/51 (a)	150,000	97,338
PG&E Energy Recovery Funding LLC
2.82%, 07/15/46	100,000	70,089
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/30	150,000	141,903
4.26%, 06/01/36	150,000	137,175
4.38%, 06/01/39	125,000	112,296
4.45%, 12/01/47	400,000	350,732
4.67%, 12/01/51	275,000	243,276
5.10%, 06/01/52	300,000	288,906
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	250,000	223,837
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	245,770
4.15%, 03/15/43 (a)	200,000	165,000
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	250,000	227,467
PPL Electric Utilities Corp.
6.25%, 05/15/39	300,000	313,875
4.75%, 07/15/43 (a)	100,000	89,450
4.15%, 06/15/48 (a)	150,000	124,305
Progress Energy, Inc.
7.75%, 03/01/31	350,000	387,460
7.00%, 10/30/31	60,000	64,090
6.00%, 12/01/39	85,000	82,486
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	140,229
1.90%, 01/15/31 (a)	255,000	203,164
1.88%, 06/15/31 (a)	225,000	177,237
6.25%, 09/01/37	200,000	214,026
3.60%, 09/15/42 (a)	100,000	77,317
3.80%, 06/15/47 (a)	50,000	39,059
4.05%, 09/15/49 (a)	150,000	122,016
3.20%, 03/01/50 (a)	250,000	177,332
2.70%, 01/15/51 (a)	150,000	96,242
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	200,000	197,574
3.60%, 07/01/49 (a)	100,000	76,239
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	118,254
3.15%, 08/15/51 (a)	150,000	97,487
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	150,000	138,740
3.70%, 05/01/28 (a)	125,000	116,770
3.20%, 05/15/29 (a)	200,000	180,322
2.45%, 01/15/30 (a)	250,000	211,580
1.90%, 08/15/31 (a)	200,000	157,036
3.95%, 05/01/42 (a)	100,000	82,484
3.80%, 01/01/43 (a)	125,000	100,476
3.80%, 03/01/46 (a)	250,000	197,547
3.60%, 12/01/47 (a)	150,000	115,028
4.05%, 05/01/48 (a)	150,000	123,665
3.85%, 05/01/49 (a)	150,000	118,023
3.20%, 08/01/49 (a)	150,000	105,158
3.15%, 01/01/50 (a)	200,000	138,954
2.70%, 05/01/50 (a)	150,000	95,192
2.05%, 08/01/50 (a)	200,000	108,940
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	450,000	433,224
0.80%, 08/15/25 (a)	225,000	198,022
0.95%, 03/15/26 (a)	150,000	131,945
1.60%, 08/15/30 (a)	350,000	263,399
Puget Energy, Inc.
3.65%, 05/15/25 (a)	250,000	236,847
4.10%, 06/15/30 (a)	300,000	265,584
4.22%, 03/15/32 (a)	150,000	130,376
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	104,369
5.80%, 03/15/40	25,000	24,600
5.64%, 04/15/41 (a)	150,000	146,009
4.30%, 05/20/45 (a)	150,000	123,245
4.22%, 06/15/48 (a)	250,000	206,435
3.25%, 09/15/49 (a)	150,000	102,800
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	200,000	184,206
1.70%, 10/01/30 (a)	300,000	231,567
3.75%, 06/01/47 (a)	275,000	206,770
4.15%, 05/15/48 (a)	269,000	223,461

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 06/15/49 (a)	140,000	112,496
3.32%, 04/15/50 (a)	150,000	105,299
3.70%, 03/15/52 (a)	200,000	152,782
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	185,010
Southern California Edison Co.
3.50%, 10/01/23 (a)	400,000	394,500
0.98%, 08/01/24	200,000	185,852
1.20%, 02/01/26 (a)	200,000	176,234
3.65%, 03/01/28 (a)	100,000	91,600
4.20%, 03/01/29 (a)	150,000	139,017
6.65%, 04/01/29	150,000	152,016
2.85%, 08/01/29 (a)	200,000	168,192
2.25%, 06/01/30 (a)	250,000	198,175
2.75%, 02/01/32 (a)	200,000	159,178
6.00%, 01/15/34	200,000	198,798
5.75%, 04/01/35	200,000	190,104
5.35%, 07/15/35	200,000	186,738
5.55%, 01/15/37	200,000	183,080
5.95%, 02/01/38	250,000	240,002
6.05%, 03/15/39	150,000	145,503
5.50%, 03/15/40	250,000	229,262
4.05%, 03/15/42 (a)	155,000	115,948
3.90%, 03/15/43 (a)	100,000	74,015
4.65%, 10/01/43 (a)	250,000	206,665
3.60%, 02/01/45 (a)	100,000	68,015
4.00%, 04/01/47 (a)	550,000	402,792
4.13%, 03/01/48 (a)	400,000	297,704
4.88%, 03/01/49 (a)	200,000	168,292
3.65%, 02/01/50 (a)	400,000	274,572
3.45%, 02/01/52 (a)	200,000	134,726
Southern Co.
0.60%, 02/26/24 (a)	250,000	235,187
4.48%, 08/01/24	250,000	247,122
3.25%, 07/01/26 (a)	700,000	649,369
3.70%, 04/30/30 (a)	350,000	308,952
4.25%, 07/01/36 (a)	250,000	211,177
4.40%, 07/01/46 (a)	600,000	472,782
4.00%, 01/15/51 (a)(b)	250,000	224,252
3.75%, 09/15/51 (a)(b)	275,000	225,882
Southern Power Co.
0.90%, 01/15/26 (a)	50,000	43,517
5.15%, 09/15/41	200,000	177,654
4.95%, 12/15/46 (a)	200,000	168,562
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	300,000	272,313
4.10%, 09/15/28 (a)	200,000	184,786
3.90%, 04/01/45 (a)	100,000	73,085
3.85%, 02/01/48 (a)	200,000	144,722
3.25%, 11/01/51 (a)	200,000	128,596
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	129,866
3.40%, 08/15/46 (a)	100,000	72,241
3.70%, 08/15/47 (a)	200,000	149,506
3.75%, 06/15/49 (a)	100,000	76,722
3.15%, 05/01/50 (a)	100,000	69,564
Tampa Electric Co.
4.10%, 06/15/42 (a)	100,000	81,027
4.30%, 06/15/48 (a)	300,000	249,255
3.63%, 06/15/50 (a)	200,000	148,186
The Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	148,647
Toledo Edison Co.
6.15%, 05/15/37	100,000	103,776
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	175,000	132,759
4.85%, 12/01/48 (a)	125,000	108,175
4.00%, 06/15/50 (a)	100,000	77,094
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	40,161
3.50%, 03/15/29 (a)	550,000	502,106
2.95%, 03/15/30 (a)	150,000	130,158
3.90%, 09/15/42 (a)	115,000	92,186
3.65%, 04/15/45 (a)	100,000	75,920
4.00%, 04/01/48 (a)	250,000	199,615
3.25%, 10/01/49 (a)	150,000	105,192
2.63%, 03/15/51 (a)	250,000	155,940
3.90%, 04/01/52 (a)	150,000	118,172
Virginia Electric and Power Co.
3.45%, 02/15/24 (a)	250,000	245,365
3.10%, 05/15/25 (a)	200,000	191,434
3.15%, 01/15/26 (a)	250,000	235,980
2.95%, 11/15/26 (a)	200,000	184,708
3.50%, 03/15/27 (a)	400,000	375,016
2.88%, 07/15/29 (a)	150,000	130,400
2.40%, 03/30/32 (a)	175,000	139,650
6.00%, 01/15/36	250,000	252,367
6.00%, 05/15/37	250,000	253,262
8.88%, 11/15/38	150,000	192,442
4.00%, 01/15/43 (a)	250,000	196,932
4.45%, 02/15/44 (a)	250,000	211,137
4.20%, 05/15/45 (a)	50,000	40,267
3.80%, 09/15/47 (a)	300,000	231,408
4.60%, 12/01/48 (a)	250,000	217,785
3.30%, 12/01/49 (a)	300,000	213,198
2.45%, 12/15/50 (a)	450,000	263,470
4.63%, 05/15/52 (a)	175,000	151,086
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	350,000	329,672
1.38%, 10/15/27 (a)	250,000	206,312
1.80%, 10/15/30 (a)	250,000	191,410
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	94,505
1.70%, 06/15/28 (a)	150,000	125,583
4.30%, 10/15/48 (a)	125,000	103,220
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	92,693
3.00%, 07/01/29 (a)	250,000	219,862
3.65%, 04/01/50 (a)	200,000	147,056
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	189,815
4.75%, 11/01/44 (a)	150,000	130,946
3.30%, 09/01/49 (a)	200,000	140,150
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	350,000	333,389
3.30%, 06/01/25 (a)	200,000	191,120
4.00%, 06/15/28 (a)	250,000	234,762
3.40%, 06/01/30 (a)	300,000	261,831
4.60%, 06/01/32 (a)	250,000	232,680
6.50%, 07/01/36	140,000	147,084
3.50%, 12/01/49 (a)	200,000	142,464
		119,379,009
Natural Gas 0.1%
AGL Capital Corp.
3.25%, 06/15/26 (a)	100,000	92,901
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	183,670
1.50%, 01/15/31 (a)	350,000	263,567
5.50%, 06/15/41 (a)	150,000	148,179

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 01/15/43 (a)	200,000	166,202
4.13%, 10/15/44 (a)	100,000	81,375
4.30%, 10/01/48 (a)	200,000	169,238
4.13%, 03/15/49 (a)	150,000	122,079
3.38%, 09/15/49 (a)	200,000	144,074
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	46,407
1.75%, 10/01/30 (a)	200,000	154,102
5.85%, 01/15/41 (a)	100,000	99,045
4.10%, 09/01/47 (a)	100,000	80,622
National Grid USA
5.80%, 04/01/35	150,000	138,707
NiSource, Inc.
0.95%, 08/15/25 (a)	500,000	444,255
3.49%, 05/15/27 (a)	225,000	207,828
2.95%, 09/01/29 (a)	200,000	169,902
3.60%, 05/01/30 (a)	450,000	391,788
1.70%, 02/15/31 (a)	200,000	148,312
5.25%, 02/15/43 (a)	150,000	135,519
4.80%, 02/15/44 (a)	375,000	315,307
5.65%, 02/01/45 (a)	300,000	282,069
4.38%, 05/15/47 (a)	150,000	119,667
3.95%, 03/30/48 (a)	100,000	74,908
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	98,244
1.10%, 03/11/24 (a)	157,000	150,792
4.66%, 02/01/44 (a)	200,000	168,642
4.50%, 11/01/48 (a)	150,000	119,535
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	220,000	193,899
3.64%, 11/01/46 (a)	210,000	149,136
3.35%, 06/01/50 (a)	150,000	99,905
5.05%, 05/15/52 (a)	150,000	132,173
Sempra Energy
3.25%, 06/15/27 (a)	350,000	319,700
3.40%, 02/01/28 (a)	300,000	271,731
3.70%, 04/01/29 (a)	200,000	179,060
3.80%, 02/01/38 (a)	250,000	195,610
6.00%, 10/15/39	250,000	244,877
4.00%, 02/01/48 (a)	225,000	168,545
4.13%, 04/01/52 (a)(b)	300,000	238,962
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	47,729
2.60%, 06/15/26 (a)	300,000	275,535
2.95%, 04/15/27 (a)	200,000	182,782
2.55%, 02/01/30 (a)	250,000	210,207
5.13%, 11/15/40	75,000	68,549
3.75%, 09/15/42 (a)	150,000	112,826
4.13%, 06/01/48 (a)	150,000	117,336
4.30%, 01/15/49 (a)	200,000	161,954
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	50,000	48,818
1.75%, 01/15/31 (a)	250,000	185,410
5.88%, 03/15/41 (a)	200,000	194,052
4.40%, 06/01/43 (a)	100,000	79,988
3.95%, 10/01/46 (a)	300,000	224,904
4.40%, 05/30/47 (a)	250,000	197,078
Southwest Gas Corp.
2.20%, 06/15/30 (a)	230,000	174,602
4.05%, 03/15/32 (a)	100,000	84,958
3.80%, 09/29/46 (a)	100,000	67,397
4.15%, 06/01/49 (a)	150,000	106,641
3.18%, 08/15/51 (a)	50,000	30,551
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	75,000	50,562
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington Gas Light Co.
3.80%, 09/15/46 (a)	205,000	158,393
3.65%, 09/15/49 (a)	125,000	94,595
		9,785,401
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	300,000	289,965
2.95%, 09/01/27 (a)	100,000	90,815
3.75%, 09/01/28 (a)	250,000	233,122
3.45%, 06/01/29 (a)	150,000	133,769
2.80%, 05/01/30 (a)	200,000	169,948
2.30%, 06/01/31 (a)	200,000	158,916
4.45%, 06/01/32 (a)	250,000	233,297
6.59%, 10/15/37	200,000	213,210
4.30%, 12/01/42 (a)	200,000	167,918
4.00%, 12/01/46 (a)	115,000	89,894
3.75%, 09/01/47 (a)	250,000	189,153
4.20%, 09/01/48 (a)	250,000	203,857
4.15%, 06/01/49 (a)	50,000	40,397
3.45%, 05/01/50 (a)	125,000	90,306
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	150,000	132,813
2.70%, 04/15/30 (a)	200,000	166,038
2.40%, 05/01/31 (a)	50,000	39,275
4.28%, 05/01/49 (a)	150,000	116,915
3.35%, 04/15/50 (a)	250,000	166,788
5.30%, 05/01/52 (a)	100,000	90,177
Veolia Environnement S.A.
6.75%, 06/01/38	100,000	108,746
		3,125,319
		132,289,729
Total Corporates (Cost $1,899,310,851)		1,579,747,405

TREASURIES 41.0% OF NET ASSETS
Bonds
7.50%, 11/15/24	1,248,000	1,329,510
7.63%, 02/15/25	1,000,000	1,075,000
6.88%, 08/15/25	1,000,000	1,068,789
6.00%, 02/15/26	1,889,000	1,991,641
6.75%, 08/15/26	1,209,000	1,320,219
6.50%, 11/15/26	1,748,000	1,901,291
6.63%, 02/15/27	1,000,000	1,097,969
6.38%, 08/15/27	1,200,000	1,318,594
6.13%, 11/15/27	2,434,000	2,657,529
5.50%, 08/15/28	1,748,000	1,876,915
5.25%, 11/15/28	2,248,000	2,390,520
5.25%, 02/15/29	474,000	506,236
6.13%, 08/15/29	1,544,000	1,741,704
6.25%, 05/15/30	2,131,000	2,454,812
5.38%, 02/15/31	2,594,000	2,868,397
2.75%, 08/15/32	25,000,000	22,875,000
4.50%, 02/15/36	3,144,000	3,403,380
4.75%, 02/15/37	1,932,000	2,143,614
5.00%, 05/15/37	1,248,000	1,417,260
4.38%, 02/15/38	1,296,000	1,380,240
4.50%, 05/15/38	1,796,000	1,937,154
3.50%, 02/15/39	2,472,000	2,356,125
4.25%, 05/15/39	3,146,000	3,282,900
4.50%, 08/15/39	3,346,000	3,595,382
4.38%, 11/15/39	3,625,000	3,831,738
4.63%, 02/15/40	3,955,000	4,304,461
1.13%, 05/15/40	10,700,000	6,692,516
4.38%, 05/15/40	4,194,000	4,416,806
1.13%, 08/15/40	13,550,000	8,398,883

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 08/15/40	4,494,000	4,422,377
1.38%, 11/15/40	15,400,000	9,965,484
4.25%, 11/15/40	4,253,000	4,394,877
1.88%, 02/15/41	16,350,000	11,590,617
4.75%, 02/15/41	4,292,000	4,726,900
2.25%, 05/15/41	16,200,000	12,255,047
4.38%, 05/15/41	3,944,000	4,135,654
1.75%, 08/15/41	21,100,000	14,435,367
3.75%, 08/15/41	3,817,000	3,661,338
2.00%, 11/15/41	16,500,000	11,818,125
3.13%, 11/15/41	4,344,000	3,782,334
2.38%, 02/15/42	15,000,000	11,500,781
3.13%, 02/15/42	4,582,000	3,993,857
3.00%, 05/15/42	3,998,000	3,403,922
3.25%, 05/15/42	13,500,000	11,983,359
2.75%, 08/15/42	3,691,000	3,000,668
3.38%, 08/15/42	7,500,000	6,795,703
2.75%, 11/15/42	6,408,000	5,195,486
3.13%, 02/15/43	5,286,000	4,546,786
2.88%, 05/15/43	8,731,000	7,201,711
3.63%, 08/15/43	6,317,000	5,892,577
3.75%, 11/15/43	5,450,000	5,178,777
3.63%, 02/15/44	6,927,000	6,439,945
3.38%, 05/15/44	6,494,000	5,794,373
3.13%, 08/15/44	7,882,000	6,739,110
3.00%, 11/15/44	7,136,000	5,963,578
2.50%, 02/15/45	8,882,000	6,776,688
3.00%, 05/15/45	4,034,000	3,370,281
2.88%, 08/15/45	4,832,000	3,945,253
3.00%, 11/15/45	2,382,000	1,988,970
2.50%, 02/15/46	5,886,000	4,471,981
2.50%, 05/15/46	6,732,000	5,105,801
2.25%, 08/15/46	9,978,000	7,191,176
2.88%, 11/15/46	2,719,000	2,221,083
3.00%, 02/15/47	6,384,000	5,339,618
3.00%, 05/15/47	5,238,000	4,385,188
2.75%, 08/15/47	8,680,000	6,938,575
2.75%, 11/15/47	9,328,000	7,462,400
3.00%, 02/15/48	9,734,000	8,192,530
3.13%, 05/15/48	9,120,000	7,886,663
3.00%, 08/15/48	12,928,000	10,933,250
3.38%, 11/15/48	10,284,000	9,363,261
3.00%, 02/15/49	14,376,000	12,266,771
2.88%, 05/15/49	13,676,000	11,401,297
2.25%, 08/15/49	13,276,000	9,713,261
2.38%, 11/15/49	10,978,000	8,266,091
2.00%, 02/15/50	14,398,000	9,895,251
1.25%, 05/15/50	17,550,000	9,823,887
1.38%, 08/15/50	19,700,000	11,410,609
1.63%, 11/15/50	18,900,000	11,731,289
1.88%, 02/15/51	21,300,000	14,102,930
2.38%, 05/15/51	21,900,000	16,385,649
2.00%, 08/15/51	21,500,000	14,685,508
1.88%, 11/15/51	19,100,000	12,628,383
2.25%, 02/15/52	18,450,000	13,402,195
2.88%, 05/15/52	17,800,000	14,928,359
3.00%, 08/15/52	11,500,000	9,929,531
Notes
0.25%, 11/15/23	15,900,000	15,201,580
2.75%, 11/15/23	15,678,000	15,410,065
0.50%, 11/30/23	18,000,000	17,230,781
2.13%, 11/30/23	8,634,000	8,426,750
2.88%, 11/30/23	7,776,000	7,649,792
0.13%, 12/15/23	13,700,000	13,036,674
0.75%, 12/31/23	18,000,000	17,231,484
2.25%, 12/31/23	8,342,000	8,137,360
2.63%, 12/31/23	8,776,000	8,598,595
0.13%, 01/15/24	14,900,000	14,125,899
0.88%, 01/31/24	18,000,000	17,195,977
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 01/31/24	8,194,000	7,976,987
2.50%, 01/31/24	10,970,000	10,710,320
0.13%, 02/15/24	19,000,000	17,948,320
2.75%, 02/15/24	16,595,000	16,243,004
1.50%, 02/29/24	16,900,000	16,254,367
2.13%, 02/29/24	6,738,000	6,536,650
2.38%, 02/29/24	9,982,000	9,718,608
0.25%, 03/15/24	18,300,000	17,258,473
2.13%, 03/31/24	12,418,000	12,026,057
2.25%, 03/31/24	16,000,000	15,521,563
0.38%, 04/15/24	14,000,000	13,181,875
2.00%, 04/30/24	7,994,000	7,711,556
2.25%, 04/30/24	10,574,000	10,239,639
2.50%, 04/30/24	15,000,000	14,583,105
0.25%, 05/15/24	15,000,000	14,054,297
2.50%, 05/15/24	17,098,000	16,611,442
2.00%, 05/31/24	12,668,000	12,202,847
2.50%, 05/31/24	14,000,000	13,595,312
0.25%, 06/15/24	15,000,000	14,011,230
1.75%, 06/30/24	9,032,000	8,648,669
2.00%, 06/30/24	7,240,000	6,963,127
3.00%, 06/30/24	14,000,000	13,695,664
0.38%, 07/15/24	13,900,000	12,979,396
1.75%, 07/31/24	10,078,000	9,633,544
2.13%, 07/31/24	6,488,000	6,242,926
3.00%, 07/31/24	14,000,000	13,689,375
0.38%, 08/15/24	15,000,000	13,955,566
2.38%, 08/15/24	17,768,000	17,161,389
1.25%, 08/31/24	7,186,000	6,793,016
1.88%, 08/31/24	5,490,000	5,250,349
3.25%, 08/31/24	14,000,000	13,747,617
0.38%, 09/15/24	12,000,000	11,132,109
1.50%, 09/30/24	8,982,000	8,515,182
2.13%, 09/30/24	5,784,000	5,551,623
4.25%, 09/30/24	12,000,000	12,006,324
0.63%, 10/15/24	16,500,000	15,340,488
1.50%, 10/31/24	9,480,000	8,965,266
2.25%, 10/31/24	7,038,000	6,759,504
0.75%, 11/15/24	14,800,000	13,752,437
2.25%, 11/15/24	17,870,000	17,144,031
1.50%, 11/30/24	9,480,000	8,944,528
2.13%, 11/30/24	5,988,000	5,724,622
1.00%, 12/15/24	15,000,000	13,980,469
1.75%, 12/31/24	9,982,000	9,458,725
2.25%, 12/31/24	7,988,000	7,649,758
1.13%, 01/15/25	16,000,000	14,908,750
1.38%, 01/31/25	8,696,000	8,145,027
2.50%, 01/31/25	7,488,000	7,194,915
1.50%, 02/15/25	14,000,000	13,126,641
2.00%, 02/15/25	16,486,000	15,648,820
1.13%, 02/28/25	9,998,000	9,286,033
2.75%, 02/28/25	7,890,000	7,617,240
1.75%, 03/15/25	14,000,000	13,184,609
0.50%, 03/31/25	12,200,000	11,132,023
2.63%, 03/31/25	4,724,000	4,542,975
2.63%, 04/15/25	12,000,000	11,526,094
0.38%, 04/30/25	10,900,000	9,875,996
2.88%, 04/30/25	6,986,000	6,750,223
2.13%, 05/15/25	14,880,400	14,099,179
2.75%, 05/15/25	12,500,000	12,030,762
0.25%, 05/31/25	10,700,000	9,625,402
2.88%, 05/31/25	5,788,000	5,585,420
2.88%, 06/15/25	12,000,000	11,574,844
0.25%, 06/30/25	8,500,000	7,630,410
2.75%, 06/30/25	4,988,000	4,795,105
3.00%, 07/15/25	10,000,000	9,666,797
0.25%, 07/31/25	12,100,000	10,817,211
2.88%, 07/31/25	3,386,000	3,262,993
2.00%, 08/15/25	14,168,000	13,314,046

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 08/15/25	12,000,000	11,633,438
0.25%, 08/31/25	2,400,000	2,138,344
2.75%, 08/31/25	3,236,000	3,103,273
3.50%, 09/15/25	14,000,000	13,716,486
0.25%, 09/30/25	11,300,000	10,045,082
3.00%, 09/30/25	6,682,000	6,451,262
0.25%, 10/31/25	14,800,000	13,108,984
3.00%, 10/31/25	5,688,000	5,486,476
2.25%, 11/15/25	17,072,000	16,083,691
0.38%, 11/30/25	14,600,000	12,946,664
2.88%, 11/30/25	7,682,000	7,374,120
0.38%, 12/31/25	15,800,000	13,975,594
2.63%, 12/31/25	6,486,000	6,173,101
0.38%, 01/31/26	18,100,000	15,948,504
2.63%, 01/31/26	7,938,000	7,546,061
1.63%, 02/15/26	14,672,000	13,482,193
0.50%, 02/28/26	19,000,000	16,769,727
2.50%, 02/28/26	8,476,000	8,017,766
0.75%, 03/31/26	16,000,000	14,211,250
2.25%, 03/31/26	7,086,000	6,641,187
0.75%, 04/30/26	16,300,000	14,438,871
2.38%, 04/30/26	6,084,000	5,721,099
1.63%, 05/15/26	15,685,000	14,340,747
0.75%, 05/31/26	18,500,000	16,346,484
2.13%, 05/31/26	6,388,000	5,941,090
0.88%, 06/30/26	14,000,000	12,400,391
1.88%, 06/30/26	5,984,000	5,512,059
0.63%, 07/31/26	13,500,000	11,813,555
1.88%, 07/31/26	6,284,000	5,778,825
1.50%, 08/15/26	16,724,000	15,132,607
0.75%, 08/31/26	17,000,000	14,914,844
1.38%, 08/31/26	6,986,000	6,289,856
0.88%, 09/30/26	16,200,000	14,258,531
1.63%, 09/30/26	5,990,000	5,439,435
1.13%, 10/31/26	17,500,000	15,521,680
1.63%, 10/31/26	7,584,000	6,871,519
2.00%, 11/15/26	15,032,000	13,808,888
1.25%, 11/30/26	18,000,000	16,023,516
1.63%, 11/30/26	6,286,000	5,688,830
1.25%, 12/31/26	16,500,000	14,660,508
1.75%, 12/31/26	5,490,000	4,988,180
1.50%, 01/31/27	20,190,000	18,107,118
2.25%, 02/15/27	13,626,000	12,599,792
1.13%, 02/28/27	2,300,000	2,026,066
1.88%, 02/28/27	13,500,000	12,296,602
0.63%, 03/31/27	5,600,000	4,805,719
2.50%, 03/31/27	15,000,000	14,013,867
0.50%, 04/30/27	7,350,000	6,254,678
2.75%, 04/30/27	15,000,000	14,159,180
2.38%, 05/15/27	15,420,000	14,297,231
0.50%, 05/31/27	6,700,000	5,684,008
2.63%, 05/31/27	14,000,000	13,144,141
0.50%, 06/30/27	8,400,000	7,113,750
3.25%, 06/30/27	13,500,000	13,014,316
0.38%, 07/31/27	600,000	503,836
2.75%, 07/31/27	13,000,000	12,243,867
2.25%, 08/15/27	10,272,000	9,441,814
0.50%, 08/31/27	8,500,000	7,161,250
3.13%, 08/31/27	13,000,000	12,471,875
0.38%, 09/30/27	13,000,000	10,848,398
4.13%, 09/30/27	15,500,000	15,554,498
0.50%, 10/31/27	13,700,000	11,466,258
2.25%, 11/15/27	13,074,000	11,963,221
0.63%, 11/30/27	14,700,000	12,358,336
0.63%, 12/31/27	15,900,000	13,339,230
0.75%, 01/31/28	18,200,000	15,325,680
2.75%, 02/15/28	17,322,000	16,222,459
1.13%, 02/29/28	18,300,000	15,709,406
1.25%, 03/31/28	15,000,000	12,936,914
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 04/30/28	17,600,000	15,144,250
2.88%, 05/15/28	18,770,000	17,635,002
1.25%, 05/31/28	18,000,000	15,455,391
1.25%, 06/30/28	15,700,000	13,459,070
1.00%, 07/31/28	13,500,000	11,374,277
2.88%, 08/15/28	18,868,000	17,704,228
1.13%, 08/31/28	16,000,000	13,550,000
1.25%, 09/30/28	17,700,000	15,072,656
1.38%, 10/31/28	15,500,000	13,281,563
3.13%, 11/15/28	16,714,000	15,882,870
1.50%, 11/30/28	15,000,000	12,933,984
1.38%, 12/31/28	13,000,000	11,128,203
1.75%, 01/31/29	11,800,000	10,307,484
2.63%, 02/15/29	14,666,000	13,517,354
1.88%, 02/28/29	12,500,000	11,004,883
2.38%, 03/31/29	11,400,000	10,328,578
2.88%, 04/30/29	9,000,000	8,405,156
2.38%, 05/15/29	11,358,000	10,278,990
2.75%, 05/31/29	11,000,000	10,192,188
3.25%, 06/30/29	9,000,000	8,606,953
2.63%, 07/31/29	9,000,000	8,272,969
1.63%, 08/15/29	8,666,000	7,475,779
3.13%, 08/31/29	9,500,000	9,020,547
3.88%, 09/30/29	11,000,000	10,955,989
1.75%, 11/15/29	5,266,000	4,576,483
1.50%, 02/15/30	16,398,000	13,922,927
0.63%, 05/15/30	22,700,000	17,890,437
0.63%, 08/15/30	30,900,000	24,222,703
0.88%, 11/15/30	31,800,000	25,348,078
1.13%, 02/15/31	30,500,000	24,716,914
1.63%, 05/15/31	32,300,000	27,124,430
1.25%, 08/15/31	32,500,000	26,279,297
1.38%, 11/15/31	38,100,000	30,977,086
1.88%, 02/15/32	38,300,000	32,477,203
2.88%, 05/15/32	34,250,000	31,691,953
Total Treasuries (Cost $3,085,226,702)		2,744,278,998

GOVERNMENT RELATED 5.2% OF NET ASSETS

Agency 2.0%
Foreign 0.8%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 03/13/23	650,000	646,724
0.50%, 09/16/24	100,000	92,878
1.50%, 02/12/25	700,000	655,284
0.38%, 09/17/25	500,000	445,030
0.50%, 02/02/26	500,000	440,030
		2,279,946
Canada 0.0%
Export Development Canada
2.63%, 02/21/24	240,000	234,415
3.00%, 05/25/27	1,000,000	948,310
		1,182,725
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.96%, 11/08/22	250,000	249,643
3.54%, 11/08/27	250,000	236,690
		486,333

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Germany 0.3%
FMS Wertmanagement
2.75%, 01/30/24 (g)	700,000	685,839
Kreditanstalt Fuer Wiederaufbau
2.13%, 01/17/23 (g)	400,000	398,116
2.63%, 02/28/24 (g)	1,700,000	1,660,424
0.25%, 03/08/24 (g)	1,500,000	1,416,060
1.38%, 08/05/24 (g)	1,400,000	1,327,914
0.50%, 09/20/24 (g)	2,000,000	1,857,560
2.50%, 11/20/24 (g)	2,200,000	2,118,974
1.25%, 01/31/25 (g)	1,750,000	1,631,770
0.38%, 07/18/25 (g)	1,550,000	1,389,683
0.63%, 01/22/26 (g)	1,750,000	1,553,072
1.00%, 10/01/26 (g)	1,000,000	880,560
3.00%, 05/20/27 (g)	1,750,000	1,664,635
2.88%, 04/03/28 (g)	1,100,000	1,029,875
1.75%, 09/14/29 (g)	700,000	603,722
0.75%, 09/30/30 (g)	700,000	543,865
0.00%, 04/18/36 (g)(h)	250,000	143,278
0.00%, 06/29/37 (g)(h)	850,000	471,997
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (g)	550,000	542,603
2.00%, 01/13/25 (g)	850,000	807,449
2.38%, 06/10/25 (g)	600,000	569,754
0.88%, 03/30/26 (g)	500,000	444,170
1.75%, 07/27/26 (g)	500,000	454,940
2.50%, 11/15/27 (g)	500,000	460,425
0.88%, 09/03/30 (g)	750,000	588,367
		23,245,052
Japan 0.2%
Japan Bank for International Cooperation
0.38%, 09/15/23	150,000	144,245
3.38%, 10/31/23	350,000	345,789
2.50%, 05/23/24	1,150,000	1,113,154
1.75%, 10/17/24	300,000	283,968
2.50%, 05/28/25	200,000	189,354
0.63%, 07/15/25	700,000	627,053
1.88%, 07/21/26	350,000	316,029
2.25%, 11/04/26	1,400,000	1,274,770
2.88%, 06/01/27	1,450,000	1,348,297
2.88%, 07/21/27	650,000	603,291
2.75%, 11/16/27	700,000	643,524
3.25%, 07/20/28	400,000	372,480
3.50%, 10/31/28	350,000	329,815
2.13%, 02/16/29	400,000	348,044
2.00%, 10/17/29	700,000	597,093
1.25%, 01/21/31	250,000	196,915
1.88%, 04/15/31	1,250,000	1,028,925
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	181,560
2.75%, 04/27/27	400,000	370,336
1.00%, 07/22/30	370,000	286,310
1.75%, 04/28/31	350,000	284,627
		10,885,579
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	450,000	438,075
3.70%, 03/01/24	550,000	542,487
3.25%, 11/10/24	150,000	145,983
2.88%, 04/06/25 (a)	450,000	429,480
1.75%, 01/22/26 (a)	250,000	225,260
3.00%, 04/06/27 (a)	150,000	139,091
7.25%, 09/23/27	50,000	54,417
3.63%, 09/10/28 (a)	250,000	233,765
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 04/06/30 (a)	450,000	396,202
2.38%, 05/22/30 (a)	250,000	208,228
3.63%, 04/06/40 (a)	200,000	161,040
4.25%, 11/23/41	200,000	173,380
3.95%, 05/15/43	300,000	245,250
4.80%, 11/08/43	260,000	237,767
3.25%, 11/18/49 (a)	350,000	251,171
3.70%, 04/06/50 (a)	450,000	350,905
		4,232,501
Republic of Korea 0.1%
Export-Import Bank of Korea
2.38%, 06/25/24	450,000	433,552
1.25%, 01/18/25	300,000	277,470
2.88%, 01/21/25	700,000	671,629
1.88%, 02/12/25	200,000	187,278
3.25%, 11/10/25	750,000	716,310
2.63%, 05/26/26	250,000	233,008
3.25%, 08/12/26	200,000	189,664
1.13%, 12/29/26	550,000	475,156
1.63%, 01/18/27	300,000	263,241
2.38%, 04/21/27	250,000	225,283
1.25%, 09/21/30	700,000	545,090
2.13%, 01/18/32	350,000	279,975
Korea Development Bank
3.75%, 01/22/24	300,000	296,994
0.40%, 03/09/24	200,000	188,434
2.13%, 10/01/24	350,000	333,266
3.38%, 09/16/25	500,000	480,445
3.00%, 01/13/26	200,000	190,360
0.80%, 07/19/26	400,000	347,000
1.00%, 09/09/26	250,000	217,395
2.00%, 09/12/26	350,000	316,666
1.63%, 01/19/31	450,000	356,368
2.00%, 10/25/31	250,000	200,148
		7,424,732
Sweden 0.1%
Svensk Exportkredit AB
0.75%, 04/06/23	300,000	294,945
0.50%, 11/10/23	500,000	479,015
1.75%, 12/12/23	500,000	484,735
0.38%, 03/11/24	500,000	471,970
0.38%, 07/30/24	350,000	325,528
0.63%, 10/07/24	200,000	185,446
0.63%, 05/14/25	500,000	453,030
0.50%, 08/26/25	500,000	446,370
2.25%, 03/22/27	350,000	320,408
		3,461,447
		53,198,315
U.S. 1.2%
Fannie Mae
0.25%, 11/27/23	2,000,000	1,909,740
2.50%, 02/05/24	4,500,000	4,394,880
1.63%, 01/07/25	1,000,000	943,190
0.63%, 04/22/25	2,000,000	1,823,280
0.50%, 06/17/25	3,000,000	2,712,810
0.38%, 08/25/25	3,500,000	3,130,015
0.50%, 11/07/25	4,000,000	3,565,400
2.13%, 04/24/26	6,000,000	5,591,820
0.75%, 10/08/27	5,000,000	4,247,200
7.13%, 01/15/30	527,000	625,686
7.25%, 05/15/30	1,000,000	1,201,990
0.88%, 08/05/30	1,000,000	781,530

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 11/15/30	2,700,000	3,161,349
5.63%, 07/15/37	1,500,000	1,695,285
Federal Farm Credit Banks Funding Corp.
0.20%, 10/02/23	1,000,000	959,740
0.25%, 02/26/24	800,000	755,960
3.10%, 06/28/24	2,000,000	1,958,400
Federal Home Loan Banks
2.50%, 02/13/24	1,600,000	1,561,680
2.13%, 02/28/24	1,500,000	1,454,535
2.88%, 06/14/24	1,075,000	1,048,695
1.50%, 08/15/24	2,000,000	1,902,700
5.38%, 08/15/24	1,750,000	1,780,887
0.50%, 04/14/25	2,000,000	1,820,360
0.50%, 06/13/25	2,000,000	1,804,360
0.38%, 09/04/25	1,000,000	893,720
3.25%, 11/16/28	5,000,000	4,776,350
5.50%, 07/15/36	400,000	446,452
Freddie Mac
0.13%, 10/16/23	3,000,000	2,875,170
0.25%, 11/06/23	2,500,000	2,391,625
0.25%, 12/04/23	3,000,000	2,860,470
1.50%, 02/12/25	5,000,000	4,691,900
0.38%, 07/21/25	3,000,000	2,694,060
0.38%, 09/23/25	6,000,000	5,354,580
6.75%, 09/15/29	500,000	580,770
6.75%, 03/15/31	1,564,000	1,851,667
6.25%, 07/15/32	700,000	817,201
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	1,944,240
6.75%, 11/01/25	488,000	521,247
2.88%, 02/01/27	500,000	474,500
5.25%, 09/15/39	750,000	801,713
4.63%, 09/15/60	100,000	98,280
		84,905,437
		138,103,752

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	810,000	855,692
Province of Alberta
3.35%, 11/01/23	646,000	638,997
2.95%, 01/23/24	500,000	490,385
1.88%, 11/13/24	700,000	664,419
1.00%, 05/20/25	200,000	183,000
3.30%, 03/15/28	600,000	565,848
1.30%, 07/22/30	850,000	675,792
Province of British Columbia
1.75%, 09/27/24	350,000	332,794
2.25%, 06/02/26	500,000	463,070
0.90%, 07/20/26	600,000	526,500
1.30%, 01/29/31	750,000	596,513
Province of Manitoba
2.60%, 04/16/24	250,000	243,195
3.05%, 05/14/24	250,000	244,580
2.13%, 06/22/26	300,000	274,812
1.50%, 10/25/28	250,000	210,653
Province of New Brunswick
3.63%, 02/24/28	100,000	96,148
Province of Ontario
3.40%, 10/17/23	800,000	791,760
3.05%, 01/29/24	750,000	736,552
3.20%, 05/16/24	550,000	539,341
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 01/21/26	750,000	660,810
1.05%, 04/14/26	750,000	665,408
2.50%, 04/27/26	600,000	559,356
2.30%, 06/15/26	550,000	508,338
1.05%, 05/21/27	400,000	343,284
2.00%, 10/02/29	400,000	342,828
1.13%, 10/07/30	500,000	390,625
1.60%, 02/25/31	500,000	404,675
1.80%, 10/14/31	500,000	404,780
2.13%, 01/21/32	250,000	207,173
Province of Quebec
7.13%, 02/09/24	300,000	309,948
2.50%, 04/09/24	200,000	194,476
2.88%, 10/16/24	600,000	582,570
1.50%, 02/11/25	700,000	654,822
0.60%, 07/23/25	950,000	854,819
2.50%, 04/20/26	300,000	280,254
2.75%, 04/12/27	500,000	466,445
7.50%, 09/15/29	468,000	552,146
1.35%, 05/28/30	400,000	321,508
1.90%, 04/21/31	300,000	249,591
		18,083,907
U.S. 0.6%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	124,589
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	210,351
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	480,000	498,784
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	329,764
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	570,179
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	369,370
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	350,000	429,064
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,050,000	1,238,863
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,200,000	1,478,003
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	963,473
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	742,811
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	82,694
Series B
2.72%, 11/01/52	400,000	253,872
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	165,917
Series C
4.47%, 01/01/49	150,000	131,946
Series C
4.57%, 01/01/54	50,000	44,395

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	445,000	493,589
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	200,000	224,321
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	93,783
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	214,014
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	87,022
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	161,461
RB Series 2012
4.43%, 02/01/42	200,000	185,290
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	180,818
Series A
3.30%, 11/01/39 (a)	250,000	196,224
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	650,000	444,577
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	183,490
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	102,979
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	393,366
Series D
2.66%, 09/01/39	143,092	110,948
Series D
2.81%, 09/01/43	150,000	107,312
Series H
2.90%, 09/01/49	300,000	212,150
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	207,593
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	420,741
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	403,655
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	50,000	52,939
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	115,301
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	243,782
Series B
6.00%, 12/01/44	300,000	331,570
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	157,913
Dallas Fort Worth International Airport
Series A
2.99%, 11/01/38	150,000	119,382
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series A
3.14%, 11/01/45	20,000	14,698
Series C
3.09%, 11/01/40 (a)	160,000	119,849
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	354,633
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	103,488
District of Columbia
Series E
5.59%, 12/01/34	350,000	361,804
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	159,296
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	54,436
Florida State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	316,695
Series A
1.71%, 07/01/27	350,000	297,698
Series A
2.15%, 07/01/30	350,000	280,044
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	100,000	73,935
Series A
3.92%, 01/15/53 (a)	100,000	74,092
Golden State Tobacco Securitization Corp.
3.00%, 06/01/46	175,000	141,731
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	201,557
Series B
3.24%, 10/01/52 (a)	300,000	215,937
Illinois
4.95%, 06/01/23	150,000	150,180
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	150,000	151,619
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	125,000	127,704
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,445,000	2,326,951
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	97,644
Series B
4.53%, 01/01/35	200,000	192,612
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	104,541
GO Bonds Series 2020
1.61%, 08/01/28	125,000	106,868
GO Bonds Series 2020
1.81%, 08/01/30	200,000	163,567
GO Bonds Series 2020
2.11%, 08/01/32 (a)	350,000	273,749
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	289,160

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	307,415
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	230,067
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	496,337
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	71,018
RB Series D
3.20%, 07/01/50	100,000	65,630
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	412,118
RB Series B
3.40%, 10/15/40 (a)	100,000	78,393
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	194,541
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	422,546
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	705,708
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	265,639
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	273,910
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	184,051
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	58,590
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	147,000	155,877
RB (Build America Bonds) Series A
6.64%, 04/01/57	240,000	252,480
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	551,984
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	400,000	403,463
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	53,622
RB Series 2019B
4.13%, 06/15/42	250,000	201,073
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	609,225
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	770,023
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	457,646
New York City Water & Sewer System
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	272,476
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	317,047
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	271,408
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	207,650
RB Series 2009F
5.63%, 03/15/39	200,000	207,221
Series B
3.14%, 07/01/43	200,000	152,924
Series F
3.11%, 02/15/39	200,000	154,512
New York State Thruway Authority
Series M
2.90%, 01/01/35	150,000	122,130
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	191,479
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	411,301
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	650,000	642,914
Series A
3.80%, 12/01/46	75,000	62,397
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	71,701
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	300,000	310,863
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	506,293
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	250,550
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	204,395
Consolidated Bonds 168th Series
4.93%, 10/01/51	650,000	617,716
Consolidated Bonds 174th Series
4.46%, 10/01/62	950,000	822,098
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	190,868
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	112,624
6.58%, 05/15/49	200,000	228,617
Series N
3.01%, 05/15/50 (a)	200,000	132,803
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	217,693
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	150,000	101,980
Series R
3.27%, 05/01/43	100,000	75,163
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	200,000	159,532

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series B
3.82%, 01/01/48	250,000	194,117
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	73,185
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	319,264
San Diego County Water Authority
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	394,626
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	500,000	433,894
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	155,062
State of California
2.38%, 10/01/26	175,000	160,583
7.63%, 03/01/40	100,000	123,256
GO Bonds
7.60%, 11/01/40	300,000	375,424
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	139,286	145,204
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	133,232
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	485,446
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	522,953
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	350,000	265,407
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	350,000	232,787
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	132,323
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	313,239
RB Series 2013AJ
4.60%, 05/15/31	250,000	241,089
RB Series 2015AQ
4.77%, 05/15/15	300,000	248,166
RB Series AD
4.86%, 05/15/12	400,000	332,636
RB Series AS
5.95%, 05/15/45	250,000	265,203
RB Series BG
1.61%, 05/15/30 (a)	250,000	196,128
RB Series BJ
3.07%, 05/15/51 (a)	250,000	164,139
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	174,967
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	167,475
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	49,028
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	245,065
Series B
2.58%, 11/01/51 (a)	300,000	198,112
Series C
4.18%, 09/01/17 (a)	150,000	117,927
Utah
GO (Build America Bonds) Series B
3.54%, 07/01/25	165,165	162,498
GO (Build America Bonds) Series D
4.55%, 07/01/24	130,000	130,081
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	177,014
Wisconsin
RB Series A
5.70%, 05/01/26	325,000	330,974
		41,730,998
		59,814,905

Sovereign 0.9%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	1,050,000	988,775
0.75%, 05/19/26	250,000	220,360
		1,209,135
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	191,502
3.13%, 01/21/26	200,000	186,760
2.75%, 01/31/27 (a)	500,000	451,695
3.24%, 02/06/28 (a)	750,000	677,565
2.45%, 01/31/31 (a)	650,000	522,704
2.55%, 01/27/32 (a)	600,000	472,380
2.55%, 07/27/33 (a)	500,000	376,220
3.50%, 01/31/34 (a)	500,000	409,095
3.10%, 05/07/41 (a)	400,000	271,360
4.34%, 03/07/42 (a)	250,000	198,240
3.63%, 10/30/42	100,000	71,900
3.86%, 06/21/47	450,000	331,204
3.50%, 01/25/50 (a)	850,000	579,564
4.00%, 01/31/52 (a)	350,000	256,302
3.10%, 01/22/61 (a)	650,000	379,593
3.25%, 09/21/71 (a)	350,000	200,442
		5,576,526
Hungary 0.0%
Hungary Government International Bond
5.38%, 03/25/24	400,000	393,636
7.63%, 03/29/41	400,000	396,052
		789,688
Indonesia 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	450,000	412,281
4.10%, 04/24/28	250,000	234,845
4.75%, 02/11/29	400,000	387,848
3.40%, 09/18/29	200,000	177,518

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 02/14/30	400,000	341,940
3.85%, 10/15/30 (c)	550,000	498,239
1.85%, 03/12/31 (c)	400,000	309,492
3.55%, 03/31/32 (a)(c)	350,000	302,936
4.35%, 01/11/48	700,000	555,373
5.35%, 02/11/49	300,000	265,611
3.70%, 10/30/49	200,000	144,666
3.50%, 02/14/50	500,000	349,445
4.20%, 10/15/50	650,000	499,031
3.05%, 03/12/51	350,000	233,104
4.45%, 04/15/70	450,000	343,894
3.35%, 03/12/71	200,000	123,698
		5,179,921
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	300,000	284,445
3.25%, 01/17/28	300,000	282,510
2.50%, 01/15/30	300,000	262,599
2.75%, 07/03/30	500,000	443,090
4.50%, 01/30/43	600,000	552,354
4.13%, 01/17/48	250,000	213,367
3.38%, 01/15/50	600,000	444,600
3.88%, 07/03/50	650,000	524,823
4.50%, 04/03/20	300,000	243,732
		3,251,520
Italy 0.1%
Italy Government International Bond
2.38%, 10/17/24	1,200,000	1,129,140
2.88%, 10/17/29	700,000	573,216
5.38%, 06/15/33	604,000	578,946
4.00%, 10/17/49	750,000	541,650
Republic of Italy Government International Bond
1.25%, 02/17/26	800,000	687,336
3.88%, 05/06/51	750,000	514,748
		4,025,036
Mexico 0.2%
Mexico Government International Bond
3.90%, 04/27/25 (a)	200,000	197,068
4.13%, 01/21/26	700,000	680,267
4.15%, 03/28/27	800,000	766,920
3.75%, 01/11/28	650,000	599,449
4.50%, 04/22/29	1,050,000	974,263
3.25%, 04/16/30 (a)(c)	800,000	670,776
2.66%, 05/24/31 (a)	1,050,000	809,508
8.30%, 08/15/31	350,000	410,246
4.75%, 04/27/32 (a)	850,000	766,623
7.50%, 04/08/33	250,000	276,078
6.75%, 09/27/34	650,000	663,299
6.05%, 01/11/40	850,000	790,151
4.28%, 08/14/41 (a)	750,000	550,238
4.75%, 03/08/44	1,200,000	924,456
5.55%, 01/21/45	1,000,000	857,910
4.60%, 01/23/46	800,000	591,376
4.35%, 01/15/47	450,000	318,740
4.60%, 02/10/48	800,000	584,480
4.50%, 01/31/50 (a)	725,000	522,276
5.00%, 04/27/51 (a)	850,000	656,259
3.77%, 05/24/61 (a)	1,050,000	623,826
5.75%, 10/12/10	850,000	659,549
		13,893,758
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	250,000	244,390
3.75%, 03/16/25 (a)	400,000	385,792
7.13%, 01/29/26	350,000	369,499
8.88%, 09/30/27	200,000	228,800
3.88%, 03/17/28 (a)	400,000	364,516
9.38%, 04/01/29	300,000	349,521
3.16%, 01/23/30 (a)	500,000	408,945
2.25%, 09/29/32 (a)	750,000	528,712
6.70%, 01/26/36	750,000	735,885
4.50%, 05/15/47	400,000	284,616
4.50%, 04/16/50 (a)	800,000	556,432
4.30%, 04/29/53	600,000	401,502
4.50%, 04/01/56 (a)	800,000	541,432
3.87%, 07/23/60 (a)	725,000	431,498
4.50%, 01/19/63 (a)	250,000	164,263
		5,995,803
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	500,000	525,660
2.39%, 01/23/26 (a)	150,000	136,418
4.13%, 08/25/27	500,000	473,535
2.84%, 06/20/30	450,000	369,112
2.78%, 01/23/31 (a)	1,050,000	836,335
1.86%, 12/01/32 (a)	425,000	300,224
8.75%, 11/21/33	450,000	544,846
3.00%, 01/15/34 (a)	500,000	377,170
6.55%, 03/14/37	350,000	359,478
3.30%, 03/11/41 (a)	450,000	309,798
5.63%, 11/18/50	700,000	659,225
3.55%, 03/10/51 (a)	400,000	267,600
2.78%, 12/01/60 (a)	650,000	352,463
3.60%, 01/15/72 (a)	350,000	211,432
3.23%, 07/28/21 (a)	250,000	135,423
		5,858,719
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	550,000	544,494
9.50%, 10/21/24	100,000	109,320
10.63%, 03/16/25	300,000	339,714
5.50%, 03/30/26	400,000	408,596
3.00%, 02/01/28	650,000	593,684
3.75%, 01/14/29	600,000	565,026
9.50%, 02/02/30	725,000	900,087
2.46%, 05/05/30	350,000	293,433
7.75%, 01/14/31	550,000	635,030
1.65%, 06/10/31	400,000	305,512
6.38%, 01/15/32	350,000	371,648
6.38%, 10/23/34	700,000	737,702
5.00%, 01/13/37	500,000	465,750
3.95%, 01/20/40	725,000	578,195
3.70%, 03/01/41	500,000	388,710
3.70%, 02/02/42	800,000	616,656
2.95%, 05/05/45	600,000	395,622
2.65%, 12/10/45	500,000	310,820
4.20%, 03/29/47	100,000	78,205
		8,638,204
Poland 0.0%
Poland Government International Bond
4.00%, 01/22/24	700,000	690,949
3.25%, 04/06/26	644,000	606,622
		1,297,571

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic of Korea 0.0%
Korea International Bond
2.75%, 01/19/27	450,000	420,853
3.50%, 09/20/28	200,000	189,784
2.50%, 06/19/29	350,000	316,372
1.00%, 09/16/30	200,000	157,652
1.75%, 10/15/31	200,000	163,992
4.13%, 06/10/44	200,000	190,716
3.88%, 09/20/48	200,000	180,652
		1,620,021
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24 (c)	266,666	266,392
4.38%, 10/27/27	550,000	543,482
4.38%, 01/23/31 (a)	700,000	671,244
7.63%, 03/21/36	300,000	361,347
4.13%, 11/20/45	250,000	216,153
5.10%, 06/18/50	1,000,000	912,870
4.98%, 04/20/55	800,000	714,360
		3,685,848
		61,021,750

Supranational* 1.4%
African Development Bank
2.13%, 11/16/22	750,000	748,867
0.75%, 04/03/23	200,000	196,704
3.00%, 09/20/23	450,000	444,191
0.88%, 07/22/26	800,000	703,368
Asian Development Bank
1.63%, 01/24/23	400,000	397,228
0.25%, 07/14/23	450,000	436,100
0.25%, 10/06/23	750,000	720,097
2.63%, 01/30/24	695,000	679,689
0.38%, 06/11/24	1,250,000	1,170,312
1.50%, 10/18/24	1,625,000	1,536,112
2.00%, 01/22/25	1,650,000	1,565,982
0.63%, 04/29/25	1,050,000	955,647
0.38%, 09/03/25	750,000	669,090
0.50%, 02/04/26	1,050,000	925,932
1.00%, 04/14/26	500,000	446,200
2.00%, 04/24/26	500,000	462,035
2.63%, 01/12/27	1,000,000	938,580
1.50%, 01/20/27	1,000,000	894,100
2.50%, 11/02/27	1,188,000	1,094,885
2.75%, 01/19/28	250,000	232,638
1.25%, 06/09/28	250,000	212,660
5.82%, 06/16/28	300,000	323,457
1.88%, 03/15/29	500,000	438,000
1.75%, 09/19/29	1,150,000	986,861
1.88%, 01/24/30	1,000,000	859,620
0.75%, 10/08/30	1,150,000	891,250
1.50%, 03/04/31	500,000	411,135
Asian Infrastructure Investment Bank
2.25%, 05/16/24	950,000	917,861
0.50%, 10/30/24	850,000	784,788
0.50%, 05/28/25	950,000	855,532
0.50%, 01/27/26	1,225,000	1,073,737
Corp. Andina de Fomento
3.75%, 11/23/23	250,000	246,995
1.63%, 09/23/25	500,000	454,045
2.25%, 02/08/27	200,000	179,092
Council of Europe Development Bank
0.25%, 06/10/23	200,000	194,656
0.25%, 10/20/23	400,000	383,128
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 02/27/24	315,000	307,182
1.38%, 02/27/25	350,000	326,519
0.88%, 09/22/26	300,000	262,455
Essential Utilities, Inc.
1.48%, 10/06/26 (d)	125,000	110,964
European Bank for Reconstruction & Development
1.63%, 09/27/24	300,000	284,805
0.50%, 05/19/25	750,000	679,072
0.50%, 11/25/25	700,000	621,362
0.50%, 01/28/26	850,000	749,530
European Investment Bank
1.38%, 05/15/23	750,000	737,415
2.88%, 08/15/23	1,200,000	1,184,832
0.25%, 09/15/23	750,000	721,477
3.13%, 12/14/23	1,050,000	1,035,142
3.25%, 01/29/24	1,650,000	1,626,966
2.63%, 03/15/24	1,600,000	1,562,080
2.25%, 06/24/24	450,000	434,763
2.50%, 10/15/24	500,000	482,695
1.88%, 02/10/25	1,100,000	1,040,347
1.63%, 03/14/25	1,300,000	1,219,504
0.63%, 07/25/25	900,000	812,835
0.38%, 03/26/26	1,450,000	1,268,155
2.13%, 04/13/26	800,000	744,224
0.75%, 10/26/26	625,000	544,019
1.38%, 03/15/27	1,000,000	888,100
2.38%, 05/24/27	617,000	571,465
1.75%, 03/15/29	750,000	652,590
0.88%, 05/17/30	255,000	202,261
0.75%, 09/23/30	300,000	233,730
1.25%, 02/14/31 (c)	1,400,000	1,137,724
1.63%, 05/13/31	500,000	418,130
4.88%, 02/15/36	750,000	806,272
Inter-American Development Bank
0.50%, 05/24/23	300,000	293,079
3.00%, 10/04/23	850,000	839,077
0.25%, 11/15/23	750,000	716,925
2.63%, 01/16/24	1,150,000	1,125,390
3.00%, 02/21/24	750,000	736,695
0.50%, 09/23/24	250,000	232,123
2.13%, 01/15/25	1,400,000	1,332,898
1.75%, 03/14/25	1,350,000	1,269,000
0.88%, 04/03/25	650,000	596,993
0.63%, 07/15/25	600,000	541,872
0.88%, 04/20/26	1,250,000	1,109,237
2.00%, 06/02/26	550,000	507,018
2.00%, 07/23/26	500,000	459,740
2.38%, 07/07/27	1,200,000	1,106,676
0.63%, 09/16/27	750,000	631,260
1.13%, 07/20/28	750,000	631,928
3.13%, 09/18/28	1,700,000	1,601,672
2.25%, 06/18/29	1,400,000	1,246,140
1.13%, 01/13/31	550,000	439,593
3.88%, 10/28/41	150,000	139,992
3.20%, 08/07/42	200,000	168,410
4.38%, 01/24/44	350,000	350,259
International Bank for Reconstruction & Development
1.88%, 10/07/22	250,000	249,973
3.00%, 09/27/23	460,000	453,956
2.50%, 03/19/24	1,450,000	1,412,938
1.50%, 08/28/24	1,700,000	1,613,504
2.50%, 11/25/24	1,400,000	1,348,536
1.63%, 01/15/25	1,450,000	1,365,566
0.75%, 03/11/25	1,650,000	1,514,221
0.63%, 04/22/25	2,700,000	2,459,997
0.38%, 07/28/25	150,000	134,381
2.50%, 07/29/25	1,850,000	1,760,219
0.50%, 10/28/25	2,000,000	1,782,000

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 11/20/25	450,000	434,106
0.88%, 07/15/26	750,000	660,847
1.88%, 10/27/26	250,000	227,368
3.13%, 06/15/27	500,000	477,850
2.50%, 11/22/27	200,000	184,488
0.75%, 11/24/27	1,850,000	1,558,088
1.38%, 04/20/28	1,500,000	1,290,735
1.13%, 09/13/28	1,000,000	839,200
1.75%, 10/23/29	950,000	814,843
0.88%, 05/14/30	2,000,000	1,581,960
0.75%, 08/26/30	1,200,000	931,128
1.25%, 02/10/31	1,000,000	807,740
1.63%, 11/03/31	750,000	615,983
2.50%, 03/29/32	1,000,000	883,110
4.75%, 02/15/35	450,000	471,704
International Finance Corp.
2.00%, 10/24/22	350,000	349,773
2.88%, 07/31/23	200,000	197,626
1.38%, 10/16/24	750,000	707,685
0.38%, 07/16/25	500,000	448,630
0.75%, 08/27/30	750,000	582,323
Nordic Investment Bank
0.38%, 05/19/23	400,000	390,680
2.25%, 05/21/24	200,000	193,472
2.63%, 04/04/25	400,000	383,952
0.38%, 09/11/25	400,000	356,540
0.50%, 01/21/26	250,000	220,625
		91,878,913
Total Government Related (Cost $399,313,015)		350,819,320

SECURITIZED 29.8% OF NET ASSETS

Asset-Backed Securities 0.2%
Auto Backed 0.0%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4
1.92%, 01/15/25 (a)	2,000,000	1,972,570
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	413,030	413,016
		2,385,586
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2018-2, Class A
3.01%, 10/15/25 (a)	5,200,000	5,171,065
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,818,179
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	4,800,000	4,794,287
Discover Card Execution Note Trust
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	2,100,000	2,090,238
		13,873,769
		16,259,355

Commercial Mortgage-Backed Security 2.1%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	919,394
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	552,414
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	920,511
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	703,301
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	578,508
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,079,020
BBCMS Mortgage Trust 2022-C15
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,790,663
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,642,554
Benchmark 2019-B13 Mortgage Trust
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,246,054
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,418,493
Benchmark 2020-B16 Mortgage Trust
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	908,111
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,462,609
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,607,921
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,568,053
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,064,873
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	933,301
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,414,844
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46 (a)	615,000	608,715
Series 2014-GC23, Class A4
3.62%, 07/10/47 (a)	1,000,000	971,145
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	203,294
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	3,350,000	3,162,646
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	561,813
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,147,917
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	465,740
COMM Mortgage Trust
Series 2012-CR3, Class A3
2.82%, 10/15/45 (a)	32,205	32,098
Series 2013-CR11, Class A3
3.98%, 08/10/50 (a)	449,862	446,607
Series 2014-CR14, Class A3
3.96%, 02/10/47 (a)	240,000	237,351
Series 2014-CR16, Class ASB
3.65%, 04/10/47 (a)	153,936	152,417

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2014-CR18, Class A4
3.55%, 07/15/47 (a)	415,134	403,172
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (a)	158,340	155,973
Series 2014-CR20, Class A3
3.33%, 11/10/47 (a)	1,693,870	1,631,030
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	173,592	167,455
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	393,578
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (a)	1,850,000	1,796,373
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	716,128
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	383,279
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	420,671
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	479,734
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	2,569,704
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	95,148
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,308,000	1,250,145
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	287,109
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	1,925,984
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(i)	100,000	94,589
Fannie Mae
Series 2015-M13, Class A2
2.79%, 06/25/25 (a)(i)	107,656	102,906
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	411,897	397,471
Series 2016-M3, Class ASQ2
2.26%, 02/25/23 (a)	1,144	1,144
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	2,306,561	2,153,282
Freddie Mac
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	96,235
Series K046, Class A2
3.21%, 03/25/25 (a)	920,000	891,482
Series K048, Class A2
3.28%, 06/25/25 (a)(i)	838,000	812,432
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	907,487
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	283,952
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	705,806
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	699,769
Series K061, Class A2
3.35%, 11/25/26 (a)(i)	520,000	496,716
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	246,465
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	101,403
Series K070, Class A2
3.30%, 11/25/27 (a)(i)	308,000	290,553
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,491,953
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,422,740
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	7,803,791
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,142,030
Series K083, Class A2
4.05%, 09/25/28 (a)(i)	2,100,000	2,045,268
Series K085, Class A2
4.06%, 10/25/28 (a)(i)	900,000	873,328
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,460,810
Series K088, Class A2
3.69%, 01/25/29 (a)	600,000	573,433
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	715,634
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	1,958,394
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	463,461
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,276,447
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,652,663
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	780,875
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,640,464
Series K733, Class A2
3.75%, 08/25/25 (a)(i)	1,500,000	1,465,729
Series K735, Class A2
2.86%, 05/25/26 (a)	99,779	94,380
Series KS03, Class A4
3.16%, 05/25/25 (a)(i)	250,000	242,518
GS Mortgage Securities Trust
Series 2013-GC13, Class A5
4.18%, 07/10/46 (a)(i)	649,000	644,518
Series 2013-GC14, Class A5
4.24%, 08/10/46 (a)	700,000	695,488
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	340,077
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	2,994,451
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A4A1
3.54%, 07/15/47 (a)	488,658	470,455
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	600,000	571,939
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48 (a)	2,000,000	1,899,797
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	955,356
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,098,555
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4
4.21%, 07/15/46 (a)(i)	180,000	178,334
Series 2013-C11, Class A4
4.30%, 08/15/46 (a)(i)	1,000,000	987,914
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	80,000	79,487
Series 2014-C16, Class A5
3.89%, 06/15/47 (a)	270,000	264,528
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	89,031
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	564,894	551,530

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	377,942
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	230,957
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,196,641
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,390,513
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,426,139
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	922,409
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	431,511
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46 (a)(i)	640,000	628,288
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	565,070	553,449
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	993,376	934,809
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	689,844
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,188,128	1,142,490
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,431,617
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,375,000	1,318,642
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	1,886,578
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	137,554
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,432,796
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,834,760
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,419,308
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,275,000	1,192,110
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	907,636
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,462,439
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	1,906,158
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	473,322
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,211,777
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	696,662
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	629,464
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,364,396
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WFRBS Commercial Mortgage Trust
Series 2013-C12, Class A4
3.20%, 03/15/48 (a)	615,521	613,641
Series 2013-C14, Class A5
3.34%, 06/15/46 (a)	547,687	541,199
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(i)	520,000	515,248
Series 2014-C19, Class A4
3.83%, 03/15/47 (a)	95,966	94,758
		140,677,977

Mortgage-Backed Securities Pass-Through 27.5%
Fannie Mae
5.50%, 06/01/24 to 11/01/48 (a)	4,356,689	4,451,832
4.50%, 12/01/24 to 07/01/50 (a)	24,776,010	24,160,502
3.50%, 10/01/25 to 08/01/51 (a)	84,964,928	78,314,385
3.00%, 12/01/25 to 05/01/52 (a)	133,457,171	119,062,005
4.00%, 02/01/26 to 08/01/50 (a)	57,077,019	54,084,223
2.50%, 07/01/27 to 05/01/52 (a)	202,811,331	173,485,545
2.00%, 04/01/28 to 05/01/52 (a)	278,246,503	230,091,693
5.00%, 09/01/33 to 11/01/49 (a)	8,218,123	8,209,085
6.50%, 08/01/34 to 05/01/40 (a)	500,231	530,617
6.00%, 04/01/35 to 07/01/41 (a)	1,902,331	1,984,251
1.50%, 09/01/35 to 11/01/51 (a)	56,008,009	45,768,910
1.00%, 03/01/36 to 07/01/36 (a)	1,464,677	1,205,388
Freddie Mac
2.00%, 08/01/23 to 04/01/52 (a)	291,371,168	239,724,906
5.50%, 05/01/24 to 08/01/41 (a)	2,096,073	2,149,268
3.50%, 01/01/26 to 09/01/51 (a)	50,857,038	46,741,414
4.00%, 04/01/26 to 07/01/50 (a)	29,574,075	28,025,259
3.00%, 08/01/26 to 05/01/52 (a)	89,709,409	79,942,046
2.50%, 04/01/27 to 05/01/52 (a)	174,910,337	149,014,383
6.00%, 07/01/33 to 07/01/40 (a)	1,460,683	1,517,794
5.00%, 11/01/33 to 12/01/49 (a)	5,275,963	5,291,015
6.50%, 12/01/33 to 09/01/39 (a)	190,693	203,193
4.50%, 05/01/34 to 08/01/49 (a)	10,507,780	10,241,038
1.50%, 08/01/35 to 08/01/51 (a)	68,909,504	55,566,418
1.00%, 10/01/36 (a)	547,076	450,228
Ginnie Mae
3.00%, 01/20/27 to 04/20/52 (a)	81,618,357	73,218,762
2.50%, 03/20/27 to 04/20/52 (a)	102,773,341	88,862,887
3.50%, 09/20/32 to 06/20/51 (a)	60,447,503	55,796,592
5.00%, 03/20/33 to 02/20/48 (a)	4,339,579	4,402,198
5.50%, 10/20/33 to 11/20/44 (a)	618,286	638,409
2.00%, 04/20/36 to 04/20/52 (a)	97,320,354	81,488,457
6.00%, 10/15/36 to 01/20/45 (a)	556,654	588,942
4.50%, 01/20/39 to 02/20/50 (a)	13,203,611	12,933,130
4.00%, 06/15/39 to 02/20/50 (a)	27,473,064	26,089,755
1.50%, 03/20/51 to 10/20/51 (a)	1,536,183	1,227,314
Ginnie Mae II
2.00%, 12/20/51 to 03/20/52 (a)	13,305,577	11,088,410
2.50%, 12/20/51 to 03/20/52 (a)	13,681,176	11,765,343
Ginnie Mae TBA
3.00%, 10/20/52 (a)(j)	4,000,000	3,528,662
3.50%, 10/20/52 (a)(j)	3,500,000	3,177,187
4.00%, 10/20/52 (a)(j)	8,500,000	7,929,357
4.50%, 10/20/52 (a)(j)	7,500,000	7,170,880
UMBS TBA
2.50%, 10/18/37 to 10/13/52 (a)(j)	16,500,000	13,912,754
3.00%, 10/13/52 (a)(j)	10,000,000	8,689,858
3.50%, 10/13/52 (a)(j)	18,000,000	16,180,894
4.00%, 10/13/52 (a)(j)	21,500,000	19,930,442

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 10/13/52 (a)(j)	22,000,000	20,938,356
5.00%, 10/13/52 (a)(j)	11,000,000	10,718,002
		1,840,491,989
Total Securitized (Cost $2,343,227,188)		1,997,429,321

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94% (k)	91,596,996	91,596,996
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94% (k)(l)	4,009,873	4,009,873
		95,606,869
Total Short-Term Investments (Cost $95,606,869)		95,606,869
Total Investments in Securities (Cost $7,822,684,625)		6,767,881,913

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $3,890,461.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $30,175,584 or 0.5% of net assets.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Guaranteed by the Republic of Germany.
(h)	Zero coupon security.
(i)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(j)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(k)	The rate shown is the 7-day yield.
(l)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/22	FACE AMOUNT AT 9/30/22	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
2.65%, 01/25/23	$229,406	$—	($228,444)	$367	($1,026)	($303)	$—	$—	$514
3.55%, 02/01/24	157,614	—	(25,079)	(602)	(6,777)	(1,918)	123,238	125,000	3,782
0.75%, 03/18/24	448,060	—	(47,679)	(2,459)	(18,516)	(802)	378,604	400,000	2,485
3.75%, 04/01/24	84,476	—	—	—	(2,523)	(2,956)	78,997	80,000	2,250
3.00%, 03/10/25	—	99,691	(24,007)	(924)	(2,840)	34	71,954	75,000	989
4.20%, 03/24/25	217,644	—	(53,712)	(538)	(11,920)	(3,115)	148,359	150,000	4,842
3.63%, 04/01/25	106,668	—	—	—	(8,110)	(1,479)	97,079	100,000	2,699
3.85%, 05/21/25	188,704	25,331	—	—	(15,784)	(2,657)	195,594	200,000	5,205
3.45%, 02/13/26	107,400	—	(24,208)	(2,305)	(7,204)	(1,393)	72,290	75,000	2,559
0.90%, 03/11/26	366,742	—	(44,432)	(5,804)	(33,046)	(366)	283,094	325,000	2,477
1.15%, 05/13/26	247,038	—	—	—	(28,103)	(40)	218,895	250,000	2,156
3.20%, 03/02/27	214,240	—	(24,449)	(2,483)	(21,521)	(2,305)	163,482	175,000	4,500
2.45%, 03/03/27	—	437,186	(45,913)	(2,763)	(29,702)	1,164	359,972	400,000	5,269
3.30%, 04/01/27	241,650	—	(48,539)	(5,472)	(21,456)	(2,541)	163,642	175,000	5,174
3.20%, 01/25/28	242,089	—	(49,255)	(2,687)	(28,498)	(1,088)	160,561	175,000	4,929
2.00%, 03/20/28	354,686	—	(21,533)	(3,691)	(49,318)	(420)	279,724	325,000	5,249
4.00%, 02/01/29	224,536	—	(55,102)	(241)	(25,809)	(1,971)	141,413	150,000	4,611
3.25%, 05/22/29	215,274	—	(52,728)	333	(26,832)	(717)	135,330	150,000	3,746
2.75%, 10/01/29	157,104	—	(23,403)	(2,805)	(22,368)	(603)	107,925	125,000	2,775
4.63%, 03/22/30	177,897	—	(25,554)	(1,789)	(27,733)	(1,773)	121,048	125,000	4,927
1.65%, 03/11/31	240,508	—	(46,579)	(925)	(42,742)	728	150,990	200,000	2,521
2.30%, 05/13/31	202,140	—	—	—	(41,877)	(335)	159,928	200,000	3,450
1.95%, 12/01/31	245,733	—	(20,483)	(4,131)	(49,444)	268	171,943	225,000	3,536
2.90%, 03/03/32	—	288,959	(42,874)	(5,345)	(34,475)	447	206,712	250,000	4,102
Total	$4,669,609	$851,167	($903,973)	($44,264)	($557,624)	($24,141)	$3,990,774		$84,747

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,579,747,405	$—	$1,579,747,405
Treasuries[1]	—	2,744,278,998	—	2,744,278,998
Government Related[1]	—	350,819,320	—	350,819,320
Securitized[1]	—	1,997,429,321	—	1,997,429,321
Short-Term Investments[1]	95,606,869	—	—	95,606,869
Total	$95,606,869	$6,672,275,044	$—	$6,767,881,913

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate obligations, the rate shown is the interest rate that was established when the obligation was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 99.0% OF NET ASSETS

Financial Institutions 46.2%
Banking 36.9%
Ally Financial, Inc.
1.45%, 10/02/23 (a)	200,000	193,026
3.88%, 05/21/24 (a)	100,000	97,488
5.13%, 09/30/24	120,000	119,482
4.63%, 03/30/25	75,000	73,566
5.80%, 05/01/25 (a)	150,000	150,498
4.75%, 06/09/27 (a)	100,000	92,423
American Express Co.
0.75%, 11/03/23	150,000	144,281
3.40%, 02/22/24 (a)	200,000	196,284
3.38%, 05/03/24	300,000	292,764
2.50%, 07/30/24 (a)	235,000	225,085
3.00%, 10/30/24 (a)	340,000	327,831
2.25%, 03/04/25 (a)	250,000	234,602
3.95%, 08/01/25 (a)	300,000	290,826
4.20%, 11/06/25 (a)	125,000	122,063
3.13%, 05/20/26 (a)	175,000	163,531
1.65%, 11/04/26 (a)	175,000	152,765
2.55%, 03/04/27 (a)	300,000	268,020
3.30%, 05/03/27 (a)	300,000	277,419
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	176,430
6.14%, 09/14/28 (a)(b)	200,000	194,016
Banco Santander S.A.
3.89%, 05/24/24	200,000	195,068
2.71%, 06/27/24	200,000	191,194
3.50%, 03/24/25	200,000	191,014
2.75%, 05/28/25	200,000	183,202
5.15%, 08/18/25	200,000	194,680
5.18%, 11/19/25	200,000	193,692
1.85%, 03/25/26	200,000	173,290
4.25%, 04/11/27	200,000	184,446
5.29%, 08/18/27	400,000	378,032
1.72%, 09/14/27 (a)(b)	200,000	166,084
4.18%, 03/24/28 (a)(b)	200,000	181,120
Bank of America Corp.
4.13%, 01/22/24	350,000	347,228
4.00%, 04/01/24	325,000	321,568
4.20%, 08/26/24	500,000	492,265
0.81%, 10/24/24 (a)(b)	400,000	380,296
4.00%, 01/22/25	400,000	387,536
1.84%, 02/04/25 (a)(b)	100,000	95,102
3.46%, 03/15/25 (a)(b)	350,000	339,202
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 04/21/25	400,000	386,096
0.98%, 04/22/25 (a)(b)	350,000	325,437
3.84%, 04/25/25 (a)(b)	350,000	340,553
3.88%, 08/01/25	275,000	267,245
0.98%, 09/25/25 (a)(b)	325,000	296,085
3.09%, 10/01/25 (a)(b)	275,000	261,431
2.46%, 10/22/25 (a)(b)	325,000	304,463
1.53%, 12/06/25 (a)(b)	100,000	91,536
3.37%, 01/23/26 (a)(b)	320,000	303,101
2.02%, 02/13/26 (a)(b)	230,000	211,244
4.45%, 03/03/26	325,000	314,005
3.38%, 04/02/26 (a)(b)	550,000	520,465
3.50%, 04/19/26	425,000	399,385
1.32%, 06/19/26 (a)(b)	400,000	355,112
4.83%, 07/22/26 (a)(b)	250,000	244,172
4.25%, 10/22/26	350,000	333,179
1.20%, 10/24/26 (a)(b)	350,000	305,665
1.66%, 03/11/27 (a)(b)	450,000	390,699
3.56%, 04/23/27 (a)(b)	500,000	461,890
1.73%, 07/22/27 (a)(b)	1,000,000	858,320
3.82%, 01/20/28 (a)(b)	400,000	368,692
2.55%, 02/04/28 (a)(b)	425,000	370,413
3.71%, 04/24/28 (a)(b)	250,000	227,688
4.38%, 04/27/28 (a)(b)	350,000	328,513
3.59%, 07/21/28 (a)(b)	300,000	271,056
4.95%, 07/22/28 (a)(b)	400,000	384,932
Bank of Montreal
0.45%, 12/08/23	250,000	237,797
3.30%, 02/05/24	400,000	391,580
2.50%, 06/28/24	330,000	316,688
1.50%, 01/10/25	225,000	207,279
1.85%, 05/01/25	250,000	230,468
3.70%, 06/07/25	300,000	288,693
1.25%, 09/15/26	250,000	214,050
0.95%, 01/22/27 (a)(b)	150,000	130,169
2.65%, 03/08/27	200,000	178,634
4.70%, 09/14/27 (a)	150,000	145,028
4.34%, 10/05/28 (a)(b)	175,000	172,821
Bank of New York Mellon Corp.
0.35%, 12/07/23 (a)	100,000	95,267
3.65%, 02/04/24 (a)	200,000	197,302
0.50%, 04/26/24 (a)	100,000	93,962
3.40%, 05/15/24 (a)	100,000	98,182
3.25%, 09/11/24 (a)	100,000	97,498
2.10%, 10/24/24	275,000	260,744
3.00%, 02/24/25 (a)	95,000	91,457
1.60%, 04/24/25 (a)	250,000	230,920
3.95%, 11/18/25 (a)	75,000	73,076
0.75%, 01/28/26 (a)	100,000	87,950

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 05/04/26 (a)	200,000	187,498
2.45%, 08/17/26 (a)	150,000	137,519
1.05%, 10/15/26 (a)	150,000	129,386
3.25%, 05/16/27 (a)	150,000	140,456
3.44%, 02/07/28 (a)(b)	150,000	138,738
3.99%, 06/13/28 (a)(b)	150,000	141,368
Bank of Nova Scotia
3.40%, 02/11/24	225,000	220,678
0.70%, 04/15/24	350,000	328,072
2.20%, 02/03/25	230,000	215,089
3.45%, 04/11/25	250,000	239,525
1.30%, 06/11/25	300,000	270,180
4.50%, 12/16/25	225,000	217,325
1.05%, 03/02/26	175,000	152,644
1.35%, 06/24/26	100,000	87,149
2.70%, 08/03/26	200,000	182,586
1.30%, 09/15/26	125,000	107,426
1.95%, 02/02/27	100,000	87,025
2.95%, 03/11/27	175,000	158,477
BankUnited, Inc.
4.88%, 11/17/25 (a)	75,000	73,183
Barclays PLC
4.38%, 09/11/24	300,000	290,418
1.01%, 12/10/24 (a)(b)	200,000	188,398
3.65%, 03/16/25	375,000	355,849
3.93%, 05/07/25 (a)(b)	300,000	288,525
4.38%, 01/12/26	400,000	378,236
2.85%, 05/07/26 (a)(b)	250,000	227,320
5.20%, 05/12/26	350,000	331,929
5.30%, 08/09/26 (a)(b)	250,000	240,352
2.28%, 11/24/27 (a)(b)	250,000	209,443
5.50%, 08/09/28 (a)(b)	275,000	258,104
BNP Paribas S.A.
4.25%, 10/15/24	200,000	195,400
BPCE S.A.
4.00%, 04/15/24	250,000	245,680
Cadence Bank
4.13%, 11/20/29 (a)(b)	25,000	23,935
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	175,000	166,425
3.10%, 04/02/24	235,000	229,008
2.25%, 01/28/25	225,000	210,850
0.95%, 10/23/25	200,000	176,368
1.25%, 06/22/26	175,000	151,720
3.45%, 04/07/27	150,000	138,161
Capital One Bank USA NA
2.28%, 01/28/26 (a)(b)	250,000	232,500
Capital One Financial Corp.
3.90%, 01/29/24 (a)	250,000	246,467
3.75%, 04/24/24 (a)	100,000	97,934
3.30%, 10/30/24 (a)	200,000	192,780
1.34%, 12/06/24 (a)(b)	250,000	237,700
3.20%, 02/05/25 (a)	195,000	185,156
4.25%, 04/30/25 (a)	50,000	48,694
4.20%, 10/29/25 (a)	250,000	240,122
2.64%, 03/03/26 (a)(b)	100,000	92,970
4.99%, 07/24/26 (a)(b)	200,000	195,834
3.75%, 07/28/26 (a)	225,000	208,274
3.75%, 03/09/27 (a)	200,000	184,424
3.65%, 05/11/27 (a)	150,000	137,729
1.88%, 11/02/27 (a)(b)	225,000	191,817
4.93%, 05/10/28 (a)(b)	250,000	238,142
Citibank NA
3.65%, 01/23/24 (a)	400,000	395,236
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citigroup, Inc.
3.88%, 10/25/23	100,000	98,732
3.75%, 06/16/24	140,000	137,865
4.00%, 08/05/24	95,000	93,021
0.78%, 10/30/24 (a)(b)	500,000	475,640
3.88%, 03/26/25	225,000	216,284
3.35%, 04/24/25 (a)(b)	425,000	410,261
3.30%, 04/27/25	325,000	310,092
0.98%, 05/01/25 (a)(b)	400,000	371,288
4.40%, 06/10/25	400,000	389,256
5.50%, 09/13/25	200,000	199,752
1.28%, 11/03/25 (a)(b)	100,000	91,476
3.70%, 01/12/26	325,000	307,661
4.60%, 03/09/26	275,000	266,505
3.29%, 03/17/26 (a)(b)	300,000	283,326
3.11%, 04/08/26 (a)(b)	600,000	563,166
3.40%, 05/01/26	400,000	373,528
5.61%, 09/29/26 (a)(b)	425,000	422,947
3.20%, 10/21/26 (a)	475,000	435,366
4.30%, 11/20/26	200,000	189,402
1.12%, 01/28/27 (a)(b)	400,000	342,452
1.46%, 06/09/27 (a)(b)	475,000	404,833
4.45%, 09/29/27	500,000	464,125
3.89%, 01/10/28 (a)(b)	450,000	415,174
3.07%, 02/24/28 (a)(b)	450,000	401,409
4.66%, 05/24/28 (a)(b)	300,000	285,339
3.67%, 07/24/28 (a)(b)	200,000	180,774
Citizens Bank NA
3.75%, 02/18/26 (a)	250,000	238,332
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	192,886
2.85%, 07/27/26 (a)	50,000	45,867
Comerica Bank
2.50%, 07/23/24	250,000	239,727
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	236,257
3.38%, 05/21/25	350,000	336,780
4.38%, 08/04/25	250,000	239,127
3.75%, 07/21/26	250,000	231,102
Credit Suisse AG
0.50%, 02/02/24	250,000	232,915
4.75%, 08/09/24	250,000	243,720
3.63%, 09/09/24	400,000	381,564
3.70%, 02/21/25	250,000	235,140
2.95%, 04/09/25	250,000	229,798
1.25%, 08/07/26	250,000	206,230
5.00%, 07/09/27	250,000	230,790
Credit Suisse Group AG
3.75%, 03/26/25	350,000	326,287
4.55%, 04/17/26	300,000	276,864
Deutsche Bank AG
0.96%, 11/08/23	200,000	190,466
0.90%, 05/28/24	200,000	185,118
3.70%, 05/30/24	200,000	194,018
1.45%, 04/01/25 (a)(b)	150,000	137,772
3.96%, 11/26/25 (a)(b)	325,000	303,550
4.10%, 01/13/26	150,000	142,942
1.69%, 03/19/26	150,000	130,899
6.12%, 07/14/26 (a)(b)	200,000	194,568
2.13%, 11/24/26 (a)(b)	350,000	297,759
2.31%, 11/16/27 (a)(b)	300,000	244,266
2.55%, 01/07/28 (a)(b)	250,000	204,318
Discover Bank
2.45%, 09/12/24 (a)	250,000	236,642
4.25%, 03/13/26	100,000	94,649
3.45%, 07/27/26 (a)	250,000	227,903

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Financial Services
3.95%, 11/06/24 (a)	50,000	48,761
4.50%, 01/30/26 (a)	50,000	47,494
4.10%, 02/09/27 (a)	125,000	114,724
Fifth Third Bancorp
4.30%, 01/16/24 (a)	225,000	222,863
3.65%, 01/25/24 (a)	200,000	196,412
2.38%, 01/28/25 (a)	170,000	159,042
2.55%, 05/05/27 (a)	200,000	178,180
1.71%, 11/01/27 (a)(b)	125,000	108,454
Fifth Third Bank NA
3.95%, 07/28/25 (a)	200,000	195,352
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	23,478
First Horizon Corp.
4.00%, 05/26/25 (a)	75,000	72,329
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (a)(b)	150,000	141,206
FNB Corp.
5.15%, 08/25/25 (a)	75,000	74,060
Goldman Sachs Group, Inc.
1.22%, 12/06/23 (a)	200,000	191,880
3.63%, 02/20/24 (a)	190,000	186,844
4.00%, 03/03/24	425,000	419,326
3.00%, 03/15/24	400,000	388,956
3.85%, 07/08/24 (a)	375,000	367,384
0.93%, 10/21/24 (a)(b)	300,000	284,760
3.50%, 01/23/25 (a)	375,000	360,514
1.76%, 01/24/25 (a)(b)	300,000	285,357
3.50%, 04/01/25 (a)	550,000	526,108
3.75%, 05/22/25 (a)	350,000	335,958
3.27%, 09/29/25 (a)(b)	400,000	381,392
4.25%, 10/21/25	325,000	314,051
0.86%, 02/12/26 (a)(b)	150,000	134,357
3.75%, 02/25/26 (a)	300,000	284,502
3.50%, 11/16/26 (a)	425,000	392,640
1.09%, 12/09/26 (a)(b)	325,000	280,784
5.95%, 01/15/27	150,000	152,168
3.85%, 01/26/27 (a)	550,000	512,902
1.43%, 03/09/27 (a)(b)	575,000	495,224
1.54%, 09/10/27 (a)(b)	450,000	380,763
1.95%, 10/21/27 (a)(b)	675,000	577,746
2.64%, 02/24/28 (a)(b)	525,000	456,356
3.62%, 03/15/28 (a)(b)	450,000	409,716
3.69%, 06/05/28 (a)(b)	300,000	271,932
4.48%, 08/23/28 (a)(b)	250,000	234,907
HSBC Holdings PLC
4.25%, 03/14/24	400,000	391,968
1.16%, 11/22/24 (a)(b)	200,000	189,120
3.80%, 03/11/25 (a)(b)	450,000	435,276
0.98%, 05/24/25 (a)(b)	200,000	183,830
4.25%, 08/18/25	200,000	190,460
2.63%, 11/07/25 (a)(b)	350,000	324,810
4.18%, 12/09/25 (a)(b)	200,000	191,378
4.30%, 03/08/26	550,000	527,070
3.00%, 03/10/26 (a)(b)	200,000	184,982
1.65%, 04/18/26 (a)(b)	350,000	311,783
3.90%, 05/25/26	250,000	234,465
2.10%, 06/04/26 (a)(b)	400,000	358,588
4.29%, 09/12/26 (a)(b)	400,000	377,732
4.38%, 11/23/26	200,000	186,856
1.59%, 05/24/27 (a)(b)	300,000	251,247
2.25%, 11/22/27 (a)(b)	400,000	336,740
4.04%, 03/13/28 (a)(b)	400,000	359,932
4.76%, 06/09/28 (a)(b)	350,000	321,499
5.21%, 08/11/28 (a)(b)	350,000	327,971
2.01%, 09/22/28 (a)(b)	250,000	201,223
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HSBC USA, Inc.
3.50%, 06/23/24	150,000	146,357
Huntington Bancshares Inc/OH
4.44%, 08/04/28 (a)(b)	100,000	94,397
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	100,000	95,629
4.00%, 05/15/25 (a)	50,000	48,499
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	241,035
ING Groep N.V.
4.10%, 10/02/23	200,000	197,402
3.55%, 04/09/24	200,000	195,022
3.87%, 03/28/26 (a)(b)	200,000	189,718
3.95%, 03/29/27	200,000	184,470
1.73%, 04/01/27 (a)(b)	200,000	171,656
4.02%, 03/28/28 (a)(b)	200,000	181,944
JPMorgan Chase & Co.
3.88%, 02/01/24	250,000	247,607
3.63%, 05/13/24	250,000	245,842
3.88%, 09/10/24	475,000	465,201
4.02%, 12/05/24 (a)(b)	400,000	393,844
3.13%, 01/23/25 (a)	400,000	383,620
0.56%, 02/16/25 (a)(b)	200,000	187,204
3.22%, 03/01/25 (a)(b)	250,000	241,982
0.82%, 06/01/25 (a)(b)	300,000	277,836
3.85%, 06/14/25 (a)(b)	300,000	291,981
0.97%, 06/23/25 (a)(b)	300,000	277,803
3.90%, 07/15/25 (a)	375,000	363,416
7.75%, 07/15/25	75,000	80,408
2.30%, 10/15/25 (a)(b)	355,000	333,111
1.56%, 12/10/25 (a)(b)	350,000	321,030
2.60%, 02/24/26 (a)(b)	200,000	186,138
2.01%, 03/13/26 (a)(b)	400,000	366,316
3.30%, 04/01/26 (a)	400,000	375,308
2.08%, 04/22/26 (a)(b)	550,000	501,292
4.08%, 04/26/26 (a)(b)	300,000	288,516
3.20%, 06/15/26 (a)	300,000	278,790
2.95%, 10/01/26 (a)	500,000	458,840
7.63%, 10/15/26	100,000	109,084
1.05%, 11/19/26 (a)(b)	450,000	389,902
4.13%, 12/15/26	325,000	307,118
3.96%, 01/29/27 (a)(b)	350,000	330,862
1.04%, 02/04/27 (a)(b)	325,000	277,878
1.58%, 04/22/27 (a)(b)	500,000	432,920
8.00%, 04/29/27	175,000	192,516
1.47%, 09/22/27 (a)(b)	425,000	359,937
3.78%, 02/01/28 (a)(b)	400,000	367,028
2.95%, 02/24/28 (a)(b)	250,000	221,690
4.32%, 04/26/28 (a)(b)	500,000	470,470
3.54%, 05/01/28 (a)(b)	375,000	340,256
2.18%, 06/01/28 (a)(b)	250,000	212,848
4.85%, 07/25/28 (a)(b)	500,000	480,005
KeyBank NA
4.15%, 08/08/25	250,000	243,122
3.40%, 05/20/26	200,000	185,632
KeyCorp
4.15%, 10/29/25	50,000	48,431
2.25%, 04/06/27	200,000	173,680
Lloyds Banking Group PLC
3.90%, 03/12/24	200,000	195,894
4.50%, 11/04/24	200,000	195,654
4.45%, 05/08/25	300,000	290,700
3.87%, 07/09/25 (a)(b)	300,000	289,398
4.58%, 12/10/25	200,000	192,802
2.44%, 02/05/26 (a)(b)	200,000	184,068
4.65%, 03/24/26	200,000	188,190
4.72%, 08/11/26 (a)(b)	200,000	192,400

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 01/11/27	200,000	183,194
1.63%, 05/11/27 (a)(b)	200,000	170,298
3.75%, 03/18/28 (a)(b)	200,000	180,230
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	238,470
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24	350,000	342,107
2.80%, 07/18/24	200,000	192,046
2.19%, 02/25/25	400,000	370,980
3.78%, 03/02/25	250,000	242,670
1.41%, 07/17/25	200,000	179,588
0.95%, 07/19/25 (a)(b)	450,000	414,427
5.06%, 09/12/25 (a)(b)	200,000	197,964
3.85%, 03/01/26	400,000	379,992
2.76%, 09/13/26	200,000	180,576
1.54%, 07/20/27 (a)(b)	300,000	256,455
3.29%, 07/25/27	200,000	180,748
1.64%, 10/13/27 (a)(b)	200,000	170,120
2.34%, 01/19/28 (a)(b)	200,000	173,078
4.08%, 04/19/28 (a)(b)	200,000	186,050
5.02%, 07/20/28 (a)(b)	200,000	192,362
5.35%, 09/13/28 (a)(b)	200,000	195,048
Mizuho Financial Group, Inc.
2.84%, 07/16/25 (a)(b)	150,000	142,185
2.56%, 09/13/25 (a)(b)	50,000	47,036
2.23%, 05/25/26 (a)(b)	200,000	181,798
2.84%, 09/13/26	200,000	179,012
1.23%, 05/22/27 (a)(b)	300,000	254,175
1.55%, 07/09/27 (a)(b)	200,000	170,150
3.17%, 09/11/27	200,000	176,550
Morgan Stanley
3.88%, 04/29/24	500,000	491,875
3.70%, 10/23/24	500,000	487,885
0.79%, 01/22/25 (a)(b)	300,000	281,145
3.62%, 04/17/25 (a)(b)	150,000	145,673
0.79%, 05/30/25 (a)(b)	500,000	460,425
2.72%, 07/22/25 (a)(b)	335,000	318,015
4.00%, 07/23/25	525,000	509,707
0.86%, 10/21/25 (a)(b)	150,000	136,098
1.16%, 10/21/25 (a)(b)	300,000	273,462
5.00%, 11/24/25	325,000	321,243
3.88%, 01/27/26	525,000	501,044
2.63%, 02/18/26 (a)(b)	250,000	232,992
2.19%, 04/28/26 (a)(b)	500,000	459,245
4.68%, 07/17/26 (a)(b)	300,000	292,197
3.13%, 07/27/26	200,000	184,488
6.25%, 08/09/26	225,000	230,513
4.35%, 09/08/26	350,000	334,474
0.99%, 12/10/26 (a)(b)	400,000	345,232
3.63%, 01/20/27	525,000	489,678
3.95%, 04/23/27	300,000	279,204
1.59%, 05/04/27 (a)(b)	600,000	518,574
1.51%, 07/20/27 (a)(b)	450,000	383,872
2.48%, 01/21/28 (a)(b)	400,000	350,132
4.21%, 04/20/28 (a)(b)	400,000	374,320
3.59%, 07/22/28 (a)(b)	300,000	271,449
National Australia Bank Ltd.
2.50%, 07/12/26	350,000	320,222
3.91%, 06/09/27	250,000	238,747
National Bank of Canada
0.55%, 11/15/24 (a)(b)	250,000	236,965
Natwest Group PLC
4.27%, 03/22/25 (a)(b)	300,000	291,714
4.80%, 04/05/26	300,000	287,799
1.64%, 06/14/27 (a)(b)	250,000	210,233
5.52%, 09/30/28 (a)(b)	200,000	190,310
3.75%, 11/01/29 (a)(b)	200,000	185,330
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northern Trust Corp.
3.95%, 10/30/25	125,000	122,176
4.00%, 05/10/27 (a)	150,000	145,397
3.38%, 05/08/32 (a)(b)	50,000	45,098
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	239,110
3.88%, 04/10/25 (a)	250,000	242,190
4.20%, 11/01/25 (a)	250,000	243,072
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	225,000	221,492
3.90%, 04/29/24 (a)	100,000	98,646
2.20%, 11/01/24 (a)	150,000	142,568
1.15%, 08/13/26 (a)	150,000	130,472
3.15%, 05/19/27 (a)	100,000	91,917
Regions Financial Corp.
2.25%, 05/18/25 (a)	100,000	92,809
Royal Bank of Canada
3.70%, 10/05/23	345,000	341,771
0.50%, 10/26/23	200,000	191,606
0.43%, 01/19/24	250,000	237,187
2.55%, 07/16/24	300,000	288,177
0.65%, 07/29/24	150,000	139,295
2.25%, 11/01/24	375,000	355,222
1.15%, 06/10/25	350,000	315,875
0.88%, 01/20/26	150,000	130,430
4.65%, 01/27/26	275,000	267,935
1.20%, 04/27/26	325,000	283,221
1.15%, 07/14/26	150,000	129,563
1.40%, 11/02/26	200,000	171,620
3.63%, 05/04/27	250,000	232,605
4.24%, 08/03/27	200,000	191,192
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	175,000	169,691
3.45%, 06/02/25 (a)	200,000	187,716
4.50%, 07/17/25 (a)	150,000	143,658
3.24%, 10/05/26 (a)(c)	150,000	134,645
4.40%, 07/13/27 (a)	175,000	161,322
2.49%, 01/06/28 (a)(b)	175,000	146,013
Santander UK Group Holdings PLC
4.80%, 11/15/24 (a)(b)	200,000	197,270
1.09%, 03/15/25 (a)(b)	200,000	184,858
1.53%, 08/21/26 (a)(b)	200,000	173,404
1.67%, 06/14/27 (a)(b)	200,000	166,034
2.47%, 01/11/28 (a)(b)	200,000	166,728
Santander UK PLC
4.00%, 03/13/24	100,000	98,464
Signature Bank
4.00%, 10/15/30 (a)(b)	75,000	70,250
State Street Corp.
3.70%, 11/20/23	200,000	198,372
3.78%, 12/03/24 (a)(b)	100,000	98,886
3.30%, 12/16/24	100,000	97,114
3.55%, 08/18/25	200,000	193,414
2.35%, 11/01/25 (a)(b)	250,000	236,457
2.90%, 03/30/26 (a)(b)	100,000	94,540
2.65%, 05/19/26	150,000	139,923
2.20%, 02/07/28 (a)(b)	125,000	109,758
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	200,000	194,248
Sumitomo Mitsui Financial Group, Inc.
3.94%, 10/16/23	150,000	148,674
0.51%, 01/12/24	200,000	188,598
2.70%, 07/16/24	200,000	191,276
2.45%, 09/27/24	250,000	236,640
2.35%, 01/15/25	250,000	234,172
1.47%, 07/08/25	400,000	360,748

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.95%, 01/12/26	200,000	173,642
3.78%, 03/09/26	200,000	189,924
2.63%, 07/14/26	350,000	316,620
1.40%, 09/17/26	325,000	278,434
3.01%, 10/19/26	250,000	227,933
3.45%, 01/11/27	250,000	230,368
3.36%, 07/12/27	200,000	182,074
SVB Financial Group
3.50%, 01/29/25	50,000	47,941
1.80%, 10/28/26 (a)	150,000	129,000
4.35%, 04/29/28 (a)(b)	50,000	46,702
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	247,700
Synchrony Financial
4.38%, 03/19/24 (a)	125,000	122,866
4.25%, 08/15/24 (a)	250,000	243,975
4.88%, 06/13/25 (a)	100,000	96,606
4.50%, 07/23/25 (a)	200,000	191,008
3.70%, 08/04/26 (a)	200,000	182,846
Synovus Financial Corp.
5.20%, 08/11/25 (a)	75,000	73,625
Toronto-Dominion Bank
0.55%, 03/04/24	150,000	141,090
2.35%, 03/08/24	200,000	193,014
3.25%, 03/11/24	200,000	195,426
2.65%, 06/12/24	325,000	312,231
0.70%, 09/10/24	200,000	184,482
1.45%, 01/10/25	100,000	92,613
3.77%, 06/06/25	225,000	217,485
1.15%, 06/12/25	150,000	135,140
0.75%, 09/11/25	75,000	66,209
0.75%, 01/06/26	250,000	216,820
1.20%, 06/03/26	250,000	216,855
1.25%, 09/10/26	250,000	214,000
1.95%, 01/12/27	150,000	130,742
2.80%, 03/10/27	200,000	180,510
4.11%, 06/08/27	250,000	236,347
4.69%, 09/15/27	225,000	217,681
3.63%, 09/15/31 (a)(b)	275,000	252,392
Truist Bank
3.20%, 04/01/24 (a)	200,000	195,346
2.15%, 12/06/24 (a)	250,000	235,397
1.50%, 03/10/25 (a)	250,000	230,123
3.63%, 09/16/25 (a)	300,000	286,689
4.05%, 11/03/25 (a)	100,000	97,092
3.30%, 05/15/26 (a)	200,000	185,582
Truist Financial Corp.
3.75%, 12/06/23 (a)	100,000	99,132
2.50%, 08/01/24 (a)	175,000	167,643
2.85%, 10/26/24 (a)	175,000	168,464
4.00%, 05/01/25 (a)	275,000	267,979
3.70%, 06/05/25 (a)	150,000	144,725
1.20%, 08/05/25 (a)	150,000	135,089
1.27%, 03/02/27 (a)(b)	225,000	196,281
4.12%, 06/06/28 (a)(b)	200,000	188,026
US Bancorp
3.70%, 01/30/24 (a)	55,000	54,450
3.38%, 02/05/24 (a)	255,000	250,838
2.40%, 07/30/24 (a)	200,000	192,082
3.60%, 09/11/24 (a)	150,000	147,339
1.45%, 05/12/25 (a)	300,000	275,859
3.95%, 11/17/25 (a)	150,000	146,282
3.10%, 04/27/26 (a)	150,000	140,370
2.38%, 07/22/26 (a)	200,000	182,952
3.15%, 04/27/27 (a)	200,000	185,818
2.22%, 01/27/28 (a)(b)	200,000	177,082
4.55%, 07/22/28 (a)(b)	250,000	241,735
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
US Bank NA
2.05%, 01/21/25 (a)	100,000	94,207
2.80%, 01/27/25 (a)	200,000	191,452
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	50,000	44,917
Wachovia Corp.
7.57%, 08/01/26	50,000	53,193
Wells Fargo & Co.
4.48%, 01/16/24	100,000	99,470
3.75%, 01/24/24 (a)	500,000	492,680
3.30%, 09/09/24	350,000	338,376
3.00%, 02/19/25	350,000	332,818
0.81%, 05/19/25 (a)(b)	150,000	139,188
3.55%, 09/29/25	350,000	333,343
2.41%, 10/30/25 (a)(b)	500,000	467,535
2.16%, 02/11/26 (a)(b)	500,000	460,820
3.00%, 04/22/26	550,000	504,042
3.91%, 04/25/26 (a)(b)	200,000	191,234
2.19%, 04/30/26 (a)(b)	500,000	457,410
4.10%, 06/03/26	400,000	381,112
4.54%, 08/15/26 (a)(b)	325,000	314,766
3.00%, 10/23/26	525,000	475,996
3.20%, 06/17/27 (a)(b)	425,000	387,115
4.30%, 07/22/27	400,000	374,776
3.53%, 03/24/28 (a)(b)	600,000	544,914
3.58%, 05/22/28 (a)(b)	500,000	453,025
2.39%, 06/02/28 (a)(b)	500,000	429,460
4.81%, 07/25/28 (a)(b)	450,000	430,168
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	100,000	86,278
Westpac Banking Corp.
3.30%, 02/26/24	350,000	344,858
2.35%, 02/19/25	175,000	165,708
3.74%, 08/26/25	150,000	145,437
2.85%, 05/13/26	250,000	232,875
1.15%, 06/03/26	300,000	263,013
2.70%, 08/19/26	200,000	184,190
3.35%, 03/08/27	100,000	93,476
2.89%, 02/04/30 (a)(b)	175,000	161,350
4.32%, 11/23/31 (a)(b)	275,000	251,325
		125,035,319
Brokerage/Asset Managers/Exchanges 1.5%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	99,306
3.50%, 08/01/25	75,000	72,076
Ameriprise Financial, Inc.
4.00%, 10/15/23	200,000	198,706
3.70%, 10/15/24	100,000	97,706
3.00%, 04/02/25 (a)	100,000	95,618
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	96,147
BlackRock, Inc.
3.50%, 03/18/24	185,000	182,334
3.20%, 03/15/27	100,000	94,360
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	165,000	160,870
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	125,000	123,166
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	94,588
CME Group, Inc.
3.00%, 03/15/25 (a)	150,000	143,927
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	46,441

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franklin Resources, Inc.
2.85%, 03/30/25	50,000	47,597
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	100,000	96,772
3.75%, 12/01/25 (a)	250,000	241,332
3.10%, 09/15/27 (a)	75,000	68,258
4.00%, 09/15/27 (a)	250,000	237,200
Invesco Finance PLC
4.00%, 01/30/24	25,000	24,653
3.75%, 01/15/26	125,000	119,553
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	75,000	74,042
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	175,000	167,324
Lazard Group LLC
3.75%, 02/13/25	100,000	96,538
3.63%, 03/01/27 (a)	50,000	46,026
Legg Mason, Inc.
4.75%, 03/15/26	100,000	98,663
Nasdaq, Inc.
3.85%, 06/30/26 (a)	125,000	119,435
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	187,496
5.10%, 07/03/25	200,000	197,144
1.85%, 07/16/25	300,000	270,837
1.65%, 07/14/26	200,000	171,312
2.33%, 01/22/27	200,000	171,930
Stifel Financial Corp.
4.25%, 07/18/24	115,000	113,031
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(d)	70,000	69,013
0.75%, 03/18/24 (a)(d)	225,000	212,965
3.75%, 04/01/24 (a)(d)	30,000	29,624
4.20%, 03/24/25 (a)(d)	75,000	74,180
3.63%, 04/01/25 (a)(d)	50,000	48,540
3.85%, 05/21/25 (a)(d)	95,000	92,907
3.45%, 02/13/26 (a)(d)	30,000	28,916
0.90%, 03/11/26 (a)(d)	175,000	152,435
1.15%, 05/13/26 (a)(d)	150,000	131,337
3.20%, 03/02/27 (a)(d)	50,000	46,709
2.45%, 03/03/27 (a)(d)	200,000	179,986
3.30%, 04/01/27 (a)(d)	50,000	46,755
		5,167,755
Finance Companies 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	150,000	142,773
4.88%, 01/16/24 (a)	150,000	147,840
3.15%, 02/15/24 (a)	150,000	144,169
2.88%, 08/14/24 (a)	150,000	141,853
1.65%, 10/29/24 (a)	500,000	457,035
3.50%, 01/15/25 (a)	150,000	141,577
6.50%, 07/15/25 (a)	150,000	149,965
4.45%, 10/01/25 (a)	150,000	142,200
1.75%, 01/30/26 (a)	150,000	128,444
4.45%, 04/03/26 (a)	150,000	140,485
2.45%, 10/29/26 (a)	600,000	507,486
3.65%, 07/21/27 (a)	150,000	131,042
Air Lease Corp.
4.25%, 02/01/24 (a)	125,000	122,885
0.70%, 02/15/24 (a)	125,000	116,873
0.80%, 08/18/24 (a)	100,000	91,331
2.30%, 02/01/25 (a)	150,000	137,839
3.25%, 03/01/25 (a)	125,000	117,146
3.38%, 07/01/25 (a)	125,000	117,014
2.88%, 01/15/26 (a)	225,000	201,854
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 06/01/26 (a)	100,000	91,551
1.88%, 08/15/26 (a)	200,000	169,664
2.20%, 01/15/27 (a)	100,000	84,597
3.63%, 04/01/27 (a)	100,000	88,725
Aircastle Ltd.
4.13%, 05/01/24 (a)	50,000	48,160
4.25%, 06/15/26 (a)	125,000	112,319
Ares Capital Corp.
4.20%, 06/10/24 (a)	135,000	130,783
4.25%, 03/01/25 (a)	95,000	89,921
3.25%, 07/15/25 (a)	225,000	205,857
3.88%, 01/15/26 (a)	200,000	182,042
2.15%, 07/15/26 (a)	175,000	146,872
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	125,000	108,006
Barings BDC, Inc.
3.30%, 11/23/26 (a)(c)	75,000	62,693
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	75,000	66,344
Blackstone Private Credit Fund
1.75%, 09/15/24	75,000	68,393
2.35%, 11/22/24	75,000	68,465
2.70%, 01/15/25 (a)	75,000	68,121
4.70%, 03/24/25	150,000	142,147
2.63%, 12/15/26 (a)	200,000	164,798
3.25%, 03/15/27 (a)	150,000	124,820
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	125,000	114,540
2.75%, 09/16/26 (a)	125,000	108,134
2.13%, 02/15/27 (a)	100,000	81,182
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	25,000	24,412
4.13%, 02/01/25 (a)	160,000	150,786
3.40%, 01/15/26 (a)	300,000	264,804
GATX Corp.
4.35%, 02/15/24 (a)	50,000	49,411
3.25%, 03/30/25 (a)	50,000	47,595
3.25%, 09/15/26 (a)	100,000	91,718
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	60,000	57,593
2.88%, 01/15/26 (a)	75,000	68,189
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	75,000	72,027
2.50%, 08/24/26 (a)	100,000	84,014
2.05%, 02/15/27 (a)	50,000	40,273
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	61,405
Main Street Capital Corp.
5.20%, 05/01/24	75,000	74,065
3.00%, 07/14/26 (a)	100,000	84,439
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	66,601
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	110,000	103,692
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	24,765
4.00%, 03/30/25 (a)	105,000	98,632
3.75%, 07/22/25 (a)	100,000	91,905
4.25%, 01/15/26 (a)	150,000	136,956
3.40%, 07/15/26 (a)	150,000	129,140
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	75,000	63,146
4.70%, 02/08/27 (a)	100,000	88,166
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	50,000	40,137

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prospect Capital Corp.
3.71%, 01/22/26 (a)	125,000	108,666
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	95,000	90,799
		8,021,281
Financial Other 0.1%
ORIX Corp.
4.05%, 01/16/24	25,000	24,713
3.25%, 12/04/24	150,000	144,268
3.70%, 07/18/27	50,000	46,427
5.00%, 09/13/27	125,000	121,665
		337,073
Insurance 2.7%
Ace INA Holdings, Inc.
3.15%, 03/15/25	150,000	144,079
3.35%, 05/03/26 (a)	250,000	236,260
Aetna, Inc.
3.50%, 11/15/24 (a)	125,000	121,586
Aflac, Inc.
3.25%, 03/17/25	50,000	50,000
1.13%, 03/15/26 (a)	75,000	66,110
2.88%, 10/15/26 (a)	75,000	69,755
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	95,217
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	131,031
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	94,975
American International Group, Inc.
4.13%, 02/15/24	50,000	49,578
2.50%, 06/30/25 (a)	250,000	233,152
3.90%, 04/01/26 (a)	300,000	287,343
Anthem, Inc.
3.50%, 08/15/24 (a)	125,000	122,187
3.35%, 12/01/24 (a)	125,000	120,382
2.38%, 01/15/25 (a)	200,000	188,818
1.50%, 03/15/26 (a)	125,000	111,084
Aon Corp.
8.21%, 01/01/27	100,000	105,691
2.85%, 05/28/27 (a)	100,000	89,675
Aon PLC
4.00%, 11/27/23 (a)	75,000	74,401
3.50%, 06/14/24 (a)	75,000	73,163
3.88%, 12/15/25 (a)	100,000	96,301
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	91,000	91,045
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	475,000	451,692
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	100,000	91,370
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	70,000	68,783
Chubb INA Holdings, Inc.
3.35%, 05/15/24	75,000	73,276
CNA Financial Corp.
3.95%, 05/15/24 (a)	75,000	73,585
4.50%, 03/01/26 (a)	100,000	97,822
3.45%, 08/15/27 (a)	75,000	68,579
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	75,000	74,213
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(c)	150,000	142,687
3.65%, 04/05/27 (a)(c)	200,000	182,832
First American Financial Corp.
4.60%, 11/15/24	75,000	73,644
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	72,400
Humana, Inc.
3.85%, 10/01/24 (a)	75,000	73,194
4.50%, 04/01/25 (a)	100,000	98,604
1.35%, 02/03/27 (a)	125,000	105,388
3.95%, 03/15/27 (a)	100,000	94,053
Jackson Financial, Inc.
1.13%, 11/22/23	100,000	95,440
5.17%, 06/08/27 (a)	75,000	72,388
Kemper Corp.
4.35%, 02/15/25 (a)	120,000	116,959
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	94,095
Loews Corp.
3.75%, 04/01/26 (a)	100,000	96,619
Manulife Financial Corp.
4.15%, 03/04/26	175,000	169,991
4.06%, 02/24/32 (a)(b)	125,000	111,740
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	160,000	157,858
3.50%, 06/03/24 (a)	80,000	78,170
3.50%, 03/10/25 (a)	100,000	96,506
3.75%, 03/14/26 (a)	100,000	96,444
MetLife, Inc.
3.60%, 04/10/24	175,000	171,859
3.00%, 03/01/25	100,000	96,095
3.60%, 11/13/25 (a)	75,000	72,242
Old Republic International Corp.
4.88%, 10/01/24 (a)	75,000	75,013
3.88%, 08/26/26 (a)	125,000	118,556
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	95,997
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	89,343
5.20%, 03/15/44 (a)(b)	75,000	71,842
5.38%, 05/15/45 (a)(b)	150,000	143,062
4.50%, 09/15/47 (a)(b)	100,000	87,095
Radian Group, Inc.
4.88%, 03/15/27 (a)	100,000	89,085
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	75,000	71,606
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	45,000	43,490
Swiss Re America Holding Corp.
7.00%, 02/15/26	100,000	105,480
The Progressive Corp.
2.45%, 01/15/27	100,000	91,049
2.50%, 03/15/27 (a)	100,000	90,420
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	125,000	120,097
UnitedHealth Group, Inc.
3.50%, 02/15/24	150,000	147,804
0.55%, 05/15/24 (a)	50,000	46,885
2.38%, 08/15/24	125,000	120,056
3.75%, 07/15/25	300,000	292,200
3.70%, 12/15/25	100,000	97,038
1.25%, 01/15/26	100,000	89,291
3.10%, 03/15/26	200,000	189,360

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.15%, 05/15/26 (a)	250,000	220,750
3.70%, 05/15/27 (a)	150,000	142,846
Voya Financial, Inc.
3.65%, 06/15/26	75,000	70,489
Willis North America, Inc.
3.60%, 05/15/24 (a)	100,000	97,122
4.65%, 06/15/27 (a)	100,000	95,134
		8,921,471
REITs 2.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	125,000	120,021
4.30%, 01/15/26 (a)	50,000	48,547
3.95%, 01/15/27 (a)	125,000	118,602
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	75,000	74,536
3.50%, 11/15/24 (a)	100,000	97,620
3.45%, 06/01/25 (a)	75,000	72,250
3.50%, 11/15/25 (a)	100,000	95,684
2.95%, 05/11/26 (a)	100,000	92,585
Boston Properties LP
3.20%, 01/15/25 (a)	170,000	162,467
3.65%, 02/01/26 (a)	300,000	282,672
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	75,000	72,853
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	175,000	169,458
3.85%, 02/01/25 (a)	20,000	19,271
4.13%, 06/15/26 (a)	150,000	140,238
Corporate Office Properties LP
2.25%, 03/15/26 (a)	75,000	65,717
CubeSmart LP
4.00%, 11/15/25 (a)	100,000	96,089
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	138,993
Duke Realty LP
3.25%, 06/30/26 (a)	75,000	69,491
EPR Properties
4.75%, 12/15/26 (a)	125,000	111,029
4.50%, 06/01/27 (a)	50,000	43,267
ERP Operating LP
3.25%, 08/01/27 (a)	100,000	90,049
Essex Portfolio LP
3.88%, 05/01/24 (a)	100,000	97,928
3.50%, 04/01/25 (a)	15,000	14,448
3.38%, 04/15/26 (a)	100,000	93,495
3.63%, 05/01/27 (a)	100,000	93,065
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	125,000	123,625
1.25%, 02/15/26 (a)	100,000	87,960
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	125,000	115,442
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	25,000	23,973
4.00%, 06/01/25 (a)	150,000	145,269
1.35%, 02/01/27 (a)	100,000	84,938
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	46,118
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	115,000	111,990
4.50%, 02/01/26 (a)	100,000	95,657
Kilroy Realty LP
3.45%, 12/15/24 (a)	75,000	71,918
4.38%, 10/01/25 (a)	50,000	48,138
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimco Realty Corp.
2.70%, 03/01/24 (a)	100,000	97,008
3.30%, 02/01/25 (a)	25,000	24,028
2.80%, 10/01/26 (a)	150,000	135,889
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	92,854
LifeStorage LP/CA
3.50%, 07/01/26 (a)	100,000	94,010
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	39,706
3.75%, 06/15/24 (a)	100,000	98,007
1.10%, 09/15/26 (a)	175,000	149,686
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	55,000	53,853
4.00%, 11/15/25 (a)	100,000	95,777
Office Properties Income Trust
4.25%, 05/15/24 (a)	50,000	46,056
4.50%, 02/01/25 (a)	100,000	90,328
2.65%, 06/15/26 (a)	75,000	56,321
2.40%, 02/01/27 (a)	50,000	36,161
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	50,000	49,489
4.50%, 01/15/25 (a)	50,000	48,767
5.25%, 01/15/26 (a)	100,000	97,247
4.50%, 04/01/27 (a)	125,000	115,932
Physicians Realty LP
4.30%, 03/15/27 (a)	75,000	70,304
Piedmont Operating Partnership LP
4.45%, 03/15/24 (a)	75,000	73,875
Prologis LP
3.25%, 10/01/26 (a)	75,000	70,268
Public Storage
0.88%, 02/15/26 (a)	100,000	87,655
1.50%, 11/09/26 (a)	100,000	88,272
3.09%, 09/15/27 (a)	100,000	91,838
Realty Income Corp.
4.60%, 02/06/24 (a)	50,000	49,861
3.88%, 07/15/24 (a)	75,000	73,720
4.63%, 11/01/25 (a)	150,000	147,975
0.75%, 03/15/26 (a)	75,000	64,524
4.88%, 06/01/26 (a)	75,000	74,093
4.13%, 10/15/26 (a)	100,000	96,138
3.00%, 01/15/27 (a)	125,000	113,960
Regency Centers LP
3.60%, 02/01/27 (a)	100,000	92,888
Sabra Health Care LP
5.13%, 08/15/26 (a)	75,000	70,581
Simon Property Group LP
2.00%, 09/13/24 (a)	150,000	141,781
3.38%, 10/01/24 (a)	100,000	97,054
3.50%, 09/01/25 (a)	225,000	214,969
3.30%, 01/15/26 (a)	150,000	141,417
3.25%, 11/30/26 (a)	150,000	139,048
1.38%, 01/15/27 (a)	75,000	64,136
3.38%, 06/15/27 (a)	150,000	137,742
SITE Centers Corp.
3.63%, 02/01/25 (a)	100,000	94,461
4.25%, 02/01/26 (a)	100,000	94,721
4.70%, 06/01/27 (a)	50,000	46,649
Spirit Realty LP
3.20%, 01/15/27 (a)	100,000	88,197
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	45,199
3.88%, 07/15/27 (a)	50,000	44,669

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UDR, Inc.
3.50%, 07/01/27 (a)	100,000	91,693
Ventas Realty LP
3.50%, 04/15/24 (a)	75,000	73,127
3.75%, 05/01/24 (a)	35,000	34,228
2.65%, 01/15/25 (a)	160,000	150,648
4.13%, 01/15/26 (a)	125,000	119,629
3.25%, 10/15/26 (a)	100,000	91,941
Vornado Realty LP
3.50%, 01/15/25 (a)	50,000	46,815
2.15%, 06/01/26 (a)	50,000	42,368
Welltower, Inc.
4.50%, 01/15/24 (a)	25,000	24,800
3.63%, 03/15/24 (a)	130,000	127,089
4.00%, 06/01/25 (a)	225,000	216,328
4.25%, 04/01/26 (a)	100,000	96,003
2.70%, 02/15/27 (a)	75,000	67,004
WP Carey, Inc.
4.60%, 04/01/24 (a)	75,000	74,310
4.00%, 02/01/25 (a)	75,000	72,722
4.25%, 10/01/26 (a)	50,000	47,435
		8,848,657
		156,331,556

Industrial 47.6%
Basic Industry 1.8%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	75,000	73,596
1.50%, 10/15/25 (a)	100,000	91,028
1.85%, 05/15/27 (a)	100,000	88,028
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	95,875
ArcelorMittal S.A.
4.55%, 03/11/26	75,000	72,109
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	96,206
5.90%, 07/05/24	325,000	320,772
6.05%, 03/15/25	275,000	268,793
1.40%, 08/05/26 (a)	50,000	40,537
6.17%, 07/15/27 (a)	300,000	283,539
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	425,000	422,539
4.49%, 11/15/25 (a)	300,000	295,185
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	144,411
Ecolab, Inc.
0.90%, 12/15/23 (a)	50,000	47,956
2.70%, 11/01/26 (a)	100,000	92,655
1.65%, 02/01/27 (a)	100,000	87,954
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	100,000	92,058
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	50,000	47,742
5.50%, 01/17/27	150,000	143,806
FMC Corp.
3.20%, 10/01/26 (a)	100,000	92,396
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	125,000	123,255
Georgia-Pacific LLC
8.00%, 01/15/24	90,000	93,557
Kinross Gold Corp.
5.95%, 03/15/24 (a)	100,000	100,733
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Linde, Inc.
2.65%, 02/05/25 (a)	15,000	14,356
3.20%, 01/30/26 (a)	125,000	119,431
LYB International Finance III LLC
1.25%, 10/01/25 (a)	75,000	66,089
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	200,000	201,604
Mosaic Co.
4.25%, 11/15/23 (a)	150,000	149,299
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	92,310
4.30%, 05/23/27 (a)	150,000	143,977
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	95,574
4.00%, 12/15/26 (a)	75,000	71,755
Packaging Corp. of America
3.65%, 09/15/24 (a)	125,000	121,601
PPG Industries, Inc.
2.40%, 08/15/24 (a)	50,000	47,938
1.20%, 03/15/26 (a)	150,000	130,989
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	66,920
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	46,211
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	50,000	48,604
3.45%, 08/01/25 (a)	75,000	71,765
4.25%, 08/08/25	25,000	24,427
3.95%, 01/15/26 (a)	75,000	72,541
3.45%, 06/01/27 (a)	250,000	230,175
Southern Copper Corp.
3.88%, 04/23/25	100,000	95,734
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	75,000	71,447
2.40%, 06/15/25 (a)	75,000	69,401
5.00%, 12/15/26 (a)	50,000	48,821
Vale Overseas Ltd.
6.25%, 08/10/26	175,000	177,154
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	125,000	116,693
WRKCo, Inc.
3.75%, 03/15/25 (a)	150,000	144,624
4.65%, 03/15/26 (a)	150,000	146,947
		5,901,117
Capital Goods 5.1%
3M Co.
3.25%, 02/14/24 (a)	125,000	122,588
2.00%, 02/14/25 (a)	120,000	112,513
2.65%, 04/15/25 (a)	100,000	94,485
3.00%, 08/07/25	100,000	95,148
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	95,638
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	125,000	116,761
Amphenol Corp.
3.20%, 04/01/24 (a)	25,000	24,492
2.05%, 03/01/25 (a)	100,000	93,589
Berry Global, Inc.
0.95%, 02/15/24 (a)	150,000	140,959
1.57%, 01/15/26 (a)	250,000	218,595
1.65%, 01/15/27 (a)	75,000	62,478

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boeing Co.
1.95%, 02/01/24	75,000	71,978
1.43%, 02/04/24 (a)	250,000	237,815
2.80%, 03/01/24 (a)	125,000	120,559
2.85%, 10/30/24 (a)	100,000	94,909
4.88%, 05/01/25 (a)	500,000	488,000
2.60%, 10/30/25 (a)	50,000	45,786
2.75%, 02/01/26 (a)	225,000	203,692
2.20%, 02/04/26 (a)	875,000	777,245
3.10%, 05/01/26 (a)	100,000	91,212
2.25%, 06/15/26 (a)	75,000	66,176
2.70%, 02/01/27 (a)	175,000	152,350
2.80%, 03/01/27 (a)	50,000	44,026
5.04%, 05/01/27 (a)	325,000	313,147
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	104,000	100,293
Carrier Global Corp.
2.24%, 02/15/25 (a)	255,000	238,320
2.49%, 02/15/27 (a)	50,000	44,425
Caterpillar Financial Services Corp.
3.75%, 11/24/23	170,000	168,710
3.65%, 12/07/23	150,000	148,789
2.85%, 05/17/24	175,000	170,348
3.30%, 06/09/24	215,000	210,956
2.15%, 11/08/24	125,000	118,900
3.25%, 12/01/24	250,000	242,665
3.40%, 05/13/25	225,000	217,690
3.65%, 08/12/25	175,000	170,313
0.80%, 11/13/25	175,000	155,214
0.90%, 03/02/26	125,000	110,223
1.15%, 09/14/26	100,000	87,297
1.70%, 01/08/27	100,000	88,319
3.60%, 08/12/27	100,000	94,541
Caterpillar, Inc.
3.40%, 05/15/24 (a)	125,000	122,690
CNH Industrial Capital LLC
4.20%, 01/15/24	100,000	98,586
1.88%, 01/15/26 (a)	100,000	89,191
1.45%, 07/15/26 (a)	125,000	108,099
Deere & Co.
2.75%, 04/15/25 (a)	50,000	47,788
Dover Corp.
3.15%, 11/15/25 (a)	75,000	70,906
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	91,706
Emerson Electric Co.
3.15%, 06/01/25 (a)	100,000	96,165
0.88%, 10/15/26 (a)	150,000	129,011
Fortive Corp.
3.15%, 06/15/26 (a)	175,000	161,686
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25 (a)	100,000	96,240
GE Capital International Funding Co.
3.37%, 11/15/25	50,000	47,818
General Dynamics Corp.
2.38%, 11/15/24 (a)	50,000	47,754
3.25%, 04/01/25 (a)	150,000	144,928
3.50%, 05/15/25 (a)	100,000	97,312
1.15%, 06/01/26 (a)	75,000	65,738
2.13%, 08/15/26 (a)	100,000	90,678
3.50%, 04/01/27 (a)	125,000	118,248
Honeywell International, Inc.
2.30%, 08/15/24 (a)	175,000	168,117
1.35%, 06/01/25 (a)	175,000	161,119
2.50%, 11/01/26 (a)	325,000	298,584
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hubbell, Inc.
3.35%, 03/01/26 (a)	75,000	71,437
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	125,000	119,946
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	120,000	118,546
2.65%, 11/15/26 (a)	175,000	162,601
John Deere Capital Corp.
0.40%, 10/10/23	150,000	144,048
3.65%, 10/12/23	120,000	119,136
3.45%, 01/10/24	50,000	49,373
0.45%, 01/17/24	250,000	237,370
2.60%, 03/07/24	180,000	175,124
0.45%, 06/07/24	125,000	116,888
2.65%, 06/24/24	170,000	164,630
0.63%, 09/10/24	150,000	139,464
2.05%, 01/09/25	20,000	18,883
2.13%, 03/07/25	50,000	47,072
3.45%, 03/13/25	100,000	97,257
3.40%, 09/11/25	125,000	120,626
0.70%, 01/15/26	50,000	44,006
2.65%, 06/10/26	100,000	93,273
1.05%, 06/17/26	200,000	175,634
1.30%, 10/13/26	50,000	43,680
1.70%, 01/11/27	150,000	132,488
2.35%, 03/08/27	100,000	90,233
1.75%, 03/09/27	100,000	87,702
4.15%, 09/15/27	300,000	291,333
Johnson Controls International plc
3.90%, 02/14/26 (a)	150,000	144,409
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)	85,000	83,692
3.83%, 04/27/25 (a)	125,000	121,009
3.85%, 12/15/26 (a)	50,000	47,237
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	75,000	73,116
Legrand France S.A.
8.50%, 02/15/25	70,000	75,890
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	89,289
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	200,000	193,496
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	98,593
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	225,000	214,960
3.20%, 02/01/27 (a)	150,000	138,873
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	250,000	231,692
Owens Corning
4.20%, 12/01/24 (a)	125,000	122,920
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	100,000	96,262
3.65%, 06/15/24	200,000	195,816
3.25%, 03/01/27 (a)	150,000	138,328
4.25%, 09/15/27 (a)	150,000	143,038
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	96,538
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	50,000	49,510
3.20%, 03/15/24 (a)	100,000	97,876
3.95%, 08/16/25 (a)	225,000	219,481
2.65%, 11/01/26 (a)	150,000	137,519
3.50%, 03/15/27 (a)	200,000	187,442
3.13%, 05/04/27 (a)	150,000	137,977

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic Services, Inc.
2.50%, 08/15/24 (a)	170,000	162,528
3.20%, 03/15/25 (a)	130,000	124,380
0.88%, 11/15/25 (a)	100,000	88,348
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	50,000	47,876
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	75,000	71,362
1.00%, 09/15/25 (a)	125,000	110,961
3.85%, 12/15/25 (a)	25,000	23,924
3.80%, 12/15/26 (a)	125,000	118,538
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	47,028
Sonoco Products Co.
2.25%, 02/01/27 (a)	100,000	88,456
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	125,000	118,591
4.00%, 03/15/60 (a)(b)	100,000	87,620
Teledyne Technologies, Inc.
0.95%, 04/01/24 (a)	125,000	117,021
1.60%, 04/01/26 (a)	50,000	43,576
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	9,923
3.88%, 03/01/25 (a)	75,000	72,785
4.00%, 03/15/26 (a)	100,000	95,824
Timken Co.
3.88%, 09/01/24 (a)	75,000	73,520
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	96,967
3.50%, 03/21/26 (a)	75,000	70,454
Vontier Corp.
1.80%, 04/01/26 (a)	100,000	85,089
Vulcan Materials Co.
4.50%, 04/01/25 (a)	75,000	73,874
3.90%, 04/01/27 (a)	50,000	47,281
Waste Management, Inc.
3.13%, 03/01/25 (a)	75,000	72,661
0.75%, 11/15/25 (a)	75,000	66,327
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)	125,000	122,824
3.20%, 06/15/25 (a)	75,000	70,241
3.45%, 11/15/26 (a)	125,000	113,376
WW Grainger, Inc.
1.85%, 02/15/25 (a)	90,000	84,327
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	93,032
		17,097,935
Communications 5.0%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	141,846
American Tower Corp.
0.60%, 01/15/24	75,000	70,885
5.00%, 02/15/24	100,000	99,964
3.38%, 05/15/24 (a)	100,000	97,432
2.95%, 01/15/25 (a)	150,000	142,409
2.40%, 03/15/25 (a)	175,000	163,215
1.30%, 09/15/25 (a)	200,000	177,608
1.60%, 04/15/26 (a)	200,000	175,010
1.45%, 09/15/26 (a)	100,000	85,407
3.38%, 10/15/26 (a)	200,000	183,312
2.75%, 01/15/27 (a)	275,000	243,474
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AT&T, Inc.
0.90%, 03/25/24 (a)	350,000	331,660
1.70%, 03/25/26 (a)	400,000	355,820
2.95%, 07/15/26 (a)	100,000	91,904
3.80%, 02/15/27 (a)	100,000	94,212
4.25%, 03/01/27 (a)	250,000	239,977
2.30%, 06/01/27 (a)	450,000	394,578
Bell Canada
0.75%, 03/17/24	100,000	94,254
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	198,514
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	160,000	158,242
4.91%, 07/23/25 (a)	700,000	683,641
Comcast Corp.
3.70%, 04/15/24 (a)	400,000	393,460
3.38%, 02/15/25 (a)	175,000	169,377
3.38%, 08/15/25 (a)	150,000	144,107
3.95%, 10/15/25 (a)	475,000	462,156
3.15%, 03/01/26 (a)	400,000	377,280
2.35%, 01/15/27 (a)	275,000	246,661
3.30%, 02/01/27 (a)	250,000	233,082
Crown Castle International Corp.
3.20%, 09/01/24 (a)	150,000	145,140
1.35%, 07/15/25 (a)	100,000	89,815
4.45%, 02/15/26 (a)	150,000	144,777
3.70%, 06/15/26 (a)	50,000	46,905
1.05%, 07/15/26 (a)	150,000	127,112
4.00%, 03/01/27 (a)	100,000	93,445
2.90%, 03/15/27 (a)	125,000	111,288
3.65%, 09/01/27 (a)	150,000	136,080
Discovery Communications LLC
3.80%, 03/13/24 (a)	100,000	97,766
3.90%, 11/15/24 (a)	75,000	72,878
3.95%, 06/15/25 (a)	100,000	95,876
4.90%, 03/11/26 (a)	125,000	121,039
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	74,477
Fox Corp.
4.03%, 01/25/24 (a)	200,000	197,400
3.05%, 04/07/25 (a)	95,000	90,271
Magallanes, Inc.
3.43%, 03/15/24 (c)	200,000	193,486
3.53%, 03/15/24 (a)(c)	100,000	96,630
3.64%, 03/15/25 (c)	275,000	260,527
3.76%, 03/15/27 (a)(c)	675,000	606,069
Meta Platforms, Inc.
3.50%, 08/15/27 (a)(c)	400,000	373,980
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	125,000	121,596
3.60%, 04/15/26 (a)	225,000	213,500
Rogers Communications, Inc.
4.10%, 10/01/23 (a)	200,000	198,338
3.63%, 12/15/25 (a)	100,000	94,352
2.90%, 11/15/26 (a)	125,000	113,364
3.20%, 03/15/27 (a)(c)	250,000	228,850
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	150,000	146,256
3.70%, 04/14/27 (a)	150,000	139,493
TCI Communications, Inc.
7.88%, 02/15/26	50,000	54,273
Telefonica Emisiones S.A.
4.10%, 03/08/27	250,000	231,062

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	450,000	430,632
1.50%, 02/15/26 (a)	125,000	109,970
2.25%, 02/15/26 (a)	300,000	268,890
2.63%, 04/15/26 (a)	225,000	203,688
3.75%, 04/15/27 (a)	650,000	601,113
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	190,824
3.00%, 02/13/26	250,000	234,727
1.85%, 07/30/26	200,000	178,202
Verizon Communications, Inc.
0.75%, 03/22/24	150,000	141,855
3.50%, 11/01/24 (a)	175,000	170,606
3.38%, 02/15/25	275,000	266,087
0.85%, 11/20/25 (a)	150,000	131,747
1.45%, 03/20/26 (a)	300,000	264,885
2.63%, 08/15/26	325,000	295,831
4.13%, 03/16/27	450,000	430,537
3.00%, 03/22/27 (a)	150,000	136,910
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	133,000	130,714
4.00%, 01/15/26 (a)	175,000	165,462
Vodafone Group PLC
3.75%, 01/16/24	130,000	128,591
4.13%, 05/30/25	250,000	245,215
Walt Disney Co.
1.75%, 08/30/24 (a)	100,000	94,655
3.70%, 09/15/24 (a)	150,000	147,139
3.35%, 03/24/25	275,000	265,677
3.70%, 10/15/25 (a)	100,000	97,042
1.75%, 01/13/26	150,000	135,858
3.38%, 11/15/26 (a)	100,000	94,363
3.70%, 03/23/27	100,000	94,970
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	191,252
WPP Finance 2010
3.75%, 09/19/24	145,000	140,599
		16,953,573
Consumer Cyclical 7.5%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	300,000	291,072
Amazon.com, Inc.
0.45%, 05/12/24	400,000	375,496
2.80%, 08/22/24 (a)	300,000	290,979
3.80%, 12/05/24 (a)	175,000	172,699
3.00%, 04/13/25	250,000	241,562
0.80%, 06/03/25 (a)	250,000	227,017
5.20%, 12/03/25 (a)	75,000	76,282
1.00%, 05/12/26 (a)	450,000	395,586
3.30%, 04/13/27 (a)	350,000	331,156
1.20%, 06/03/27 (a)	175,000	149,669
3.15%, 08/22/27 (a)	550,000	512,781
American Honda Finance Corp.
3.63%, 10/10/23	150,000	148,468
3.55%, 01/12/24	100,000	98,620
2.90%, 02/16/24	150,000	146,331
2.40%, 06/27/24	100,000	96,143
0.55%, 07/12/24	250,000	232,365
0.75%, 08/09/24	250,000	232,470
2.15%, 09/10/24	130,000	123,759
1.20%, 07/08/25	25,000	22,655
1.00%, 09/10/25	150,000	134,340
1.30%, 09/09/26	150,000	131,141
2.30%, 09/09/26	125,000	113,009
2.35%, 01/08/27	75,000	67,286
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aptiv PLC
2.40%, 02/18/25 (a)	125,000	116,900
AutoNation, Inc.
3.50%, 11/15/24 (a)	165,000	158,176
AutoZone, Inc.
3.13%, 04/18/24 (a)	100,000	97,378
3.25%, 04/15/25 (a)	15,000	14,307
3.63%, 04/15/25 (a)	90,000	86,706
3.13%, 04/21/26 (a)	75,000	70,241
3.75%, 06/01/27 (a)	100,000	93,991
Block Financial LLC
5.25%, 10/01/25 (a)	50,000	49,648
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	125,000	121,421
3.60%, 06/01/26 (a)	100,000	94,980
BorgWarner, Inc.
3.38%, 03/15/25 (a)	110,000	105,581
2.65%, 07/01/27 (a)	175,000	152,687
CBRE Services, Inc.
4.88%, 03/01/26 (a)	75,000	73,724
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	205,000	199,756
1.38%, 06/20/27 (a)	250,000	216,400
Cummins, Inc.
3.65%, 10/01/23 (a)	15,000	14,873
0.75%, 09/01/25 (a)	150,000	134,825
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	93,739
Dollar General Corp.
4.25%, 09/20/24	150,000	148,231
4.15%, 11/01/25 (a)	75,000	72,830
3.88%, 04/15/27 (a)	100,000	94,640
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	175,000	169,886
DR Horton, Inc.
2.50%, 10/15/24 (a)	75,000	71,109
2.60%, 10/15/25 (a)	90,000	82,727
1.30%, 10/15/26 (a)	100,000	83,844
eBay, Inc.
3.45%, 08/01/24 (a)	120,000	116,832
1.90%, 03/11/25 (a)	125,000	116,139
1.40%, 05/10/26 (a)	125,000	109,631
3.60%, 06/05/27 (a)	125,000	115,946
Expedia Group, Inc.
5.00%, 02/15/26 (a)	125,000	122,713
4.63%, 08/01/27 (a)	100,000	93,960
General Motors Co.
4.88%, 10/02/23	200,000	199,208
4.00%, 04/01/25	105,000	101,242
6.13%, 10/01/25 (a)	250,000	250,870
General Motors Financial Co., Inc.
5.10%, 01/17/24 (a)	250,000	248,855
1.05%, 03/08/24	150,000	140,903
3.95%, 04/13/24 (a)	220,000	214,647
1.20%, 10/15/24	150,000	137,817
3.50%, 11/07/24 (a)	150,000	144,030
4.00%, 01/15/25 (a)	200,000	192,562
2.90%, 02/26/25 (a)	225,000	211,018
3.80%, 04/07/25	200,000	190,536
4.35%, 04/09/25 (a)	125,000	120,874
2.75%, 06/20/25 (a)	200,000	184,282
4.30%, 07/13/25 (a)	125,000	119,580
1.25%, 01/08/26 (a)	175,000	150,566
5.25%, 03/01/26 (a)	225,000	219,332
1.50%, 06/10/26 (a)	225,000	191,243

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 10/06/26 (a)	125,000	115,905
4.35%, 01/17/27 (a)	200,000	185,672
2.35%, 02/26/27 (a)	150,000	127,409
5.00%, 04/09/27 (a)	150,000	142,385
2.70%, 08/20/27 (a)	150,000	127,038
Genuine Parts Co.
1.75%, 02/01/25 (a)	100,000	92,462
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	70,000	68,880
3.35%, 09/01/24 (a)	65,000	61,760
5.25%, 06/01/25 (a)	150,000	145,365
5.38%, 04/15/26 (a)	150,000	143,596
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	94,285
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	73,183
Home Depot, Inc.
3.75%, 02/15/24 (a)	240,000	237,691
3.35%, 09/15/25 (a)	225,000	217,420
3.00%, 04/01/26 (a)	200,000	188,998
2.13%, 09/15/26 (a)	200,000	181,596
2.50%, 04/15/27 (a)	250,000	227,702
2.80%, 09/14/27 (a)	200,000	183,204
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	175,000	158,531
Hyatt Hotels Corp.
1.80%, 10/01/24 (a)	175,000	164,353
5.63%, 04/23/25 (a)	90,000	89,198
4.85%, 03/15/26 (a)	100,000	97,100
JD.com, Inc.
3.88%, 04/29/26	200,000	190,162
Kohl's Corp.
4.25%, 07/17/25 (a)	50,000	45,070
Lennar Corp.
4.88%, 12/15/23 (a)	75,000	74,786
4.50%, 04/30/24 (a)	100,000	98,278
5.88%, 11/15/24 (a)	75,000	75,485
4.75%, 05/30/25 (a)	50,000	49,056
5.25%, 06/01/26 (a)	50,000	48,890
5.00%, 06/15/27 (a)	50,000	47,493
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	75,000	72,801
4.00%, 04/15/25 (a)	75,000	73,538
4.40%, 09/08/25	150,000	147,948
3.38%, 09/15/25 (a)	100,000	95,542
2.50%, 04/15/26 (a)	225,000	207,693
3.35%, 04/01/27 (a)	125,000	116,050
3.10%, 05/03/27 (a)	250,000	229,615
Magna International, Inc.
3.63%, 06/15/24 (a)	150,000	147,096
4.15%, 10/01/25 (a)	100,000	97,552
Marriott International, Inc.
4.15%, 12/01/23 (a)	75,000	74,557
3.60%, 04/15/24 (a)	115,000	112,377
5.75%, 05/01/25 (a)	150,000	151,683
3.75%, 10/01/25 (a)	125,000	118,936
McDonald's Corp.
3.38%, 05/26/25 (a)	50,000	48,113
3.30%, 07/01/25 (a)	150,000	144,387
1.45%, 09/01/25 (a)	50,000	45,670
3.70%, 01/30/26 (a)	275,000	265,664
3.50%, 03/01/27 (a)	150,000	141,689
3.50%, 07/01/27 (a)	175,000	163,704
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NIKE, Inc.
2.40%, 03/27/25 (a)	80,000	75,868
2.38%, 11/01/26 (a)	200,000	182,702
2.75%, 03/27/27 (a)	150,000	137,955
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	100,000	95,391
PACCAR Financial Corp.
0.35%, 02/02/24	100,000	94,679
2.15%, 08/15/24	125,000	119,596
1.80%, 02/06/25	10,000	9,398
3.55%, 08/11/25	150,000	145,693
1.10%, 05/11/26	50,000	44,152
2.00%, 02/04/27	100,000	89,803
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	148,798
PVH Corp.
4.63%, 07/10/25 (a)(c)	100,000	95,914
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	97,565
Ross Stores, Inc.
4.60%, 04/15/25 (a)	145,000	143,788
0.88%, 04/15/26 (a)	75,000	64,634
Starbucks Corp.
3.85%, 10/01/23 (a)	150,000	149,098
3.80%, 08/15/25 (a)	300,000	291,582
2.00%, 03/12/27 (a)	75,000	65,855
Tapestry, Inc.
4.25%, 04/01/25 (a)	75,000	73,826
4.13%, 07/15/27 (a)	75,000	68,995
Target Corp.
3.50%, 07/01/24	140,000	137,827
2.25%, 04/15/25 (a)	300,000	282,951
2.50%, 04/15/26	275,000	255,288
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	159,526
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	75,000	72,701
4.88%, 03/15/27 (a)	75,000	69,054
Toyota Motor Corp.
0.68%, 03/25/24 (a)	250,000	235,935
1.34%, 03/25/26 (a)	200,000	177,766
Toyota Motor Credit Corp.
3.35%, 01/08/24	125,000	123,301
0.45%, 01/11/24	200,000	189,888
2.90%, 04/17/24	100,000	97,447
0.63%, 09/13/24	250,000	231,355
2.00%, 10/07/24	75,000	71,204
1.45%, 01/13/25	100,000	92,818
1.80%, 02/13/25	225,000	210,105
3.00%, 04/01/25	250,000	239,637
3.40%, 04/14/25	100,000	96,753
0.80%, 10/16/25	225,000	199,649
0.80%, 01/09/26	150,000	132,201
1.13%, 06/18/26	250,000	219,130
1.90%, 01/13/27	150,000	132,441
3.05%, 03/22/27	250,000	230,585
1.15%, 08/13/27	150,000	125,582
4.55%, 09/20/27	300,000	293,073
VF Corp.
2.40%, 04/23/25 (a)	150,000	140,339
VICI Properties LP
4.38%, 05/15/25	75,000	71,471

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Walgreens Boots Alliance, Inc.
0.95%, 11/17/23 (a)	150,000	143,806
3.80%, 11/18/24 (a)	190,000	185,402
3.45%, 06/01/26 (a)	225,000	211,790
Walmart, Inc.
3.30%, 04/22/24 (a)	225,000	221,290
2.85%, 07/08/24 (a)	150,000	145,833
2.65%, 12/15/24 (a)	115,000	111,116
3.55%, 06/26/25 (a)	200,000	195,450
3.90%, 09/09/25	275,000	270,347
3.05%, 07/08/26 (a)	125,000	119,629
1.05%, 09/17/26 (a)	200,000	174,784
3.95%, 09/09/27 (a)	150,000	145,744
		25,538,350
Consumer Non-Cyclical 11.3%
Abbott Laboratories
3.40%, 11/30/23 (a)	175,000	173,110
2.95%, 03/15/25 (a)	150,000	144,404
3.88%, 09/15/25 (a)	25,000	24,507
3.75%, 11/30/26 (a)	275,000	267,080
AbbVie, Inc.
3.75%, 11/14/23 (a)	100,000	98,999
3.85%, 06/15/24 (a)	150,000	147,307
2.60%, 11/21/24 (a)	575,000	547,831
3.80%, 03/15/25 (a)	450,000	435,852
3.60%, 05/14/25 (a)	575,000	552,908
3.20%, 05/14/26 (a)	325,000	304,050
2.95%, 11/21/26 (a)	625,000	572,256
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	75,000	69,348
Altria Group, Inc.
4.00%, 01/31/24	140,000	137,962
3.80%, 02/14/24 (a)	50,000	49,098
2.35%, 05/06/25 (a)	130,000	120,887
4.40%, 02/14/26 (a)	100,000	96,542
2.63%, 09/16/26 (a)	125,000	112,788
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	125,000	122,169
3.25%, 03/01/25 (a)	20,000	19,220
Amgen, Inc.
3.63%, 05/22/24 (a)	200,000	196,520
1.90%, 02/21/25 (a)	120,000	112,100
3.13%, 05/01/25 (a)	150,000	144,072
2.60%, 08/19/26 (a)	200,000	183,878
2.20%, 02/21/27 (a)	250,000	222,767
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	550,000	528,990
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	184,224
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	275,000	257,903
1.20%, 05/28/26 (a)	225,000	197,842
AstraZeneca PLC
3.38%, 11/16/25	350,000	334,407
0.70%, 04/08/26 (a)	200,000	173,304
BAT Capital Corp.
3.22%, 08/15/24 (a)	400,000	385,064
2.79%, 09/06/24 (a)	150,000	142,838
3.22%, 09/06/26 (a)	200,000	179,060
4.70%, 04/02/27 (a)	100,000	93,409
3.56%, 08/15/27 (a)	500,000	439,315
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	216,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	145,567
Baxter International, Inc.
0.87%, 12/01/23	150,000	143,268
1.32%, 11/29/24	100,000	92,383
2.60%, 08/15/26 (a)	150,000	136,376
1.92%, 02/01/27 (a)	250,000	217,205
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	150,000	146,022
3.73%, 12/15/24 (a)	145,000	140,934
3.70%, 06/06/27 (a)	275,000	256,382
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	291,324
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	90,869
Boston Scientific Corp.
3.45%, 03/01/24 (a)	77,000	75,391
1.90%, 06/01/25 (a)	100,000	92,316
Bristol-Myers Squibb Co.
3.25%, 11/01/23	75,000	74,204
0.54%, 11/13/23 (a)	150,000	143,756
3.63%, 05/15/24 (a)	75,000	73,805
2.90%, 07/26/24 (a)	375,000	364,035
0.75%, 11/13/25 (a)	175,000	155,365
3.20%, 06/15/26 (a)	325,000	308,119
3.25%, 02/27/27	75,000	70,952
Brown-Forman Corp.
3.50%, 04/15/25 (a)	75,000	72,803
Brunswick Corp.
0.85%, 08/18/24 (a)	75,000	69,271
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	90,090
3.25%, 08/15/26 (a)	100,000	92,139
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	146,028
3.30%, 03/19/25 (a)	50,000	48,009
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	125,000	120,841
3.50%, 11/15/24 (a)	70,000	67,846
3.75%, 09/15/25 (a)	100,000	96,846
3.41%, 06/15/27 (a)	150,000	138,884
Cigna Corp.
0.61%, 03/15/24 (a)	100,000	94,257
3.50%, 06/15/24 (a)	125,000	122,261
3.25%, 04/15/25 (a)	25,000	23,939
4.13%, 11/15/25 (a)	350,000	340,266
4.50%, 02/25/26 (a)	200,000	195,312
1.25%, 03/15/26 (a)	100,000	87,694
3.40%, 03/01/27 (a)	250,000	230,395
Coca-Cola Co.
1.75%, 09/06/24	150,000	143,547
3.38%, 03/25/27	200,000	190,926
1.45%, 06/01/27	250,000	216,650
Colgate-Palmolive Co.
3.25%, 03/15/24	100,000	98,849
3.10%, 08/15/27 (a)	50,000	47,061
CommonSpirit Health
1.55%, 10/01/25 (a)	200,000	177,894
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	75,000	73,880
4.60%, 11/01/25 (a)	225,000	220,070
Constellation Brands, Inc.
4.75%, 11/15/24	75,000	74,724
4.40%, 11/15/25 (a)	100,000	98,076
4.75%, 12/01/25	50,000	49,639

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 12/06/26 (a)	100,000	94,221
3.50%, 05/09/27 (a)	75,000	69,442
4.35%, 05/09/27 (a)	100,000	96,117
CVS Health Corp.
4.00%, 12/05/23 (a)	75,000	74,356
3.38%, 08/12/24 (a)	125,000	122,099
2.63%, 08/15/24 (a)	165,000	158,459
4.10%, 03/25/25 (a)	175,000	171,414
3.88%, 07/20/25 (a)	450,000	436,585
2.88%, 06/01/26 (a)	300,000	278,673
3.00%, 08/15/26 (a)	50,000	46,249
3.63%, 04/01/27 (a)	150,000	140,604
1.30%, 08/21/27 (a)	300,000	250,485
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	48,013
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	105,000	99,377
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	181,524
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	95,750
5.50%, 03/15/27	75,000	77,993
3.10%, 05/15/27 (a)	75,000	70,682
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	75,000	71,516
3.15%, 03/15/27 (a)	100,000	93,707
General Mills, Inc.
3.65%, 02/15/24 (a)	75,000	74,078
4.00%, 04/17/25 (a)	100,000	97,714
3.20%, 02/10/27 (a)	150,000	140,274
Gilead Sciences, Inc.
3.70%, 04/01/24 (a)	295,000	290,590
3.50%, 02/01/25 (a)	275,000	265,826
3.65%, 03/01/26 (a)	425,000	404,532
2.95%, 03/01/27 (a)	150,000	136,785
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	200,000	192,230
3.00%, 06/01/24 (a)	150,000	146,173
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	175,000	170,299
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25 (c)	250,000	236,637
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (a)(c)	250,000	242,237
3.38%, 03/24/27 (a)(c)	275,000	250,426
Hasbro, Inc.
3.00%, 11/19/24 (a)	75,000	71,939
3.55%, 11/19/26 (a)	175,000	162,248
HCA, Inc.
5.00%, 03/15/24	325,000	323,329
5.38%, 02/01/25	400,000	395,444
5.25%, 04/15/25	225,000	220,790
5.88%, 02/15/26 (a)	150,000	148,090
5.25%, 06/15/26 (a)	275,000	266,343
5.38%, 09/01/26 (a)	150,000	145,565
4.50%, 02/15/27 (a)	150,000	140,472
3.13%, 03/15/27 (a)(c)	200,000	176,914
Hershey Co.
2.05%, 11/15/24 (a)	100,000	95,126
2.30%, 08/15/26 (a)	100,000	91,403
Hormel Foods Corp.
0.65%, 06/03/24 (a)	150,000	140,609
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)(c)	200,000	170,726
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JM Smucker Co.
3.50%, 03/15/25	175,000	168,684
Johnson & Johnson
3.38%, 12/05/23	75,000	74,817
0.55%, 09/01/25 (a)	175,000	156,667
2.45%, 03/01/26 (a)	375,000	351,319
2.95%, 03/03/27 (a)	175,000	164,148
0.95%, 09/01/27 (a)	200,000	169,532
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	93,280
Kellogg Co.
2.65%, 12/01/23	125,000	122,465
3.25%, 04/01/26	100,000	94,172
Keurig Dr Pepper, Inc.
3.13%, 12/15/23 (a)	75,000	73,763
0.75%, 03/15/24 (a)	200,000	188,608
4.42%, 05/25/25 (a)	100,000	98,585
3.40%, 11/15/25 (a)	100,000	95,612
2.55%, 09/15/26 (a)	75,000	67,817
Kimberly-Clark Corp.
3.05%, 08/15/25	50,000	47,928
2.75%, 02/15/26	75,000	70,589
1.05%, 09/15/27 (a)	100,000	84,121
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	300,000	276,975
3.88%, 05/15/27 (a)	225,000	210,400
Kroger Co.
4.00%, 02/01/24 (a)	85,000	84,245
3.50%, 02/01/26 (a)	50,000	47,442
2.65%, 10/15/26 (a)	200,000	182,228
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	50,000	49,564
3.25%, 09/01/24 (a)	100,000	96,781
2.30%, 12/01/24 (a)	50,000	47,156
3.60%, 02/01/25 (a)	200,000	193,048
1.55%, 06/01/26 (a)	50,000	43,847
3.60%, 09/01/27 (a)	100,000	93,228
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	125,000	120,796
0.90%, 02/15/26 (a)	100,000	86,758
3.40%, 08/15/27 (a)	125,000	115,203
McKesson Corp.
3.80%, 03/15/24 (a)	150,000	147,870
0.90%, 12/03/25 (a)	50,000	43,838
1.30%, 08/15/26 (a)	100,000	86,597
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	125,000	122,231
Merck & Co., Inc.
2.90%, 03/07/24 (a)	145,000	141,840
2.75%, 02/10/25 (a)	420,000	403,120
0.75%, 02/24/26 (a)	175,000	153,720
1.70%, 06/10/27 (a)	200,000	175,046
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	325,000	297,186
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	160,111
2.63%, 03/17/27 (a)	100,000	89,885
Mylan, Inc.
4.20%, 11/29/23 (a)	100,000	98,899
Novartis Capital Corp.
3.40%, 05/06/24	400,000	393,152
1.75%, 02/14/25 (a)	35,000	32,874
3.00%, 11/20/25 (a)	325,000	309,588
2.00%, 02/14/27 (a)	325,000	291,853

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	75,000	66,943
PepsiCo, Inc.
0.40%, 10/07/23	125,000	120,249
3.60%, 03/01/24 (a)	200,000	197,974
2.25%, 03/19/25 (a)	250,000	236,915
2.75%, 04/30/25 (a)	125,000	119,575
3.50%, 07/17/25 (a)	100,000	97,433
2.85%, 02/24/26 (a)	125,000	117,935
2.38%, 10/06/26 (a)	125,000	114,723
2.63%, 03/19/27 (a)	100,000	91,776
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	139,194
Pfizer, Inc.
2.95%, 03/15/24 (a)	150,000	146,944
3.40%, 05/15/24	100,000	98,302
0.80%, 05/28/25 (a)	150,000	136,410
2.75%, 06/03/26	200,000	188,196
3.00%, 12/15/26	250,000	235,092
Philip Morris International, Inc.
3.60%, 11/15/23	75,000	74,293
2.88%, 05/01/24 (a)	65,000	63,001
3.25%, 11/10/24	130,000	125,860
1.50%, 05/01/25 (a)	125,000	114,670
3.38%, 08/11/25 (a)	75,000	71,861
2.75%, 02/25/26 (a)	150,000	138,540
0.88%, 05/01/26 (a)	150,000	129,029
3.13%, 08/17/27 (a)	100,000	91,125
Procter & Gamble Co.
0.55%, 10/29/25	175,000	155,808
2.70%, 02/02/26	100,000	95,213
1.00%, 04/23/26	150,000	133,496
2.45%, 11/03/26	200,000	185,776
1.90%, 02/01/27	150,000	135,710
2.80%, 03/25/27	100,000	93,026
Quest Diagnostics, Inc.
4.25%, 04/01/24 (a)	50,000	49,524
3.50%, 03/30/25 (a)	50,000	48,137
3.45%, 06/01/26 (a)	100,000	94,632
Reynolds American, Inc.
4.45%, 06/12/25 (a)	375,000	362,767
Royalty Pharma PLC
1.20%, 09/02/25 (a)	175,000	154,894
1.75%, 09/02/27 (a)	125,000	103,231
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	475,000	438,843
Stryker Corp.
0.60%, 12/01/23 (a)	100,000	95,328
3.38%, 05/15/24 (a)	100,000	97,794
1.15%, 06/15/25 (a)	100,000	90,415
3.38%, 11/01/25 (a)	125,000	119,113
3.50%, 03/15/26 (a)	175,000	167,191
Sutter Health
1.32%, 08/15/25 (a)	75,000	67,808
Sysco Corp.
3.75%, 10/01/25 (a)	125,000	120,379
3.30%, 07/15/26 (a)	200,000	187,324
3.25%, 07/15/27 (a)	100,000	91,243
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	200,000
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	600,000	558,678
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	200,000	196,388
4.00%, 03/01/26 (a)	150,000	144,029
3.55%, 06/02/27 (a)	200,000	185,288
Unilever Capital Corp.
3.25%, 03/07/24 (a)	100,000	98,279
2.60%, 05/05/24 (a)	200,000	193,964
3.38%, 03/22/25 (a)	150,000	145,902
2.00%, 07/28/26	150,000	136,116
2.90%, 05/05/27 (a)	175,000	161,317
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(c)	100,000	83,938
UPMC
3.60%, 04/03/25	135,000	130,469
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	350,000	319,291
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	133,763
2.30%, 06/22/27 (a)	100,000	81,915
Whirlpool Corp.
4.00%, 03/01/24	10,000	9,895
3.70%, 05/01/25	100,000	97,152
Wyeth LLC
6.45%, 02/01/24	75,000	76,658
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	325,000	312,504
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	98,507
		38,394,084
Energy 5.8%
Baker Hughes Holdings LLC
1.23%, 12/15/23	50,000	48,032
2.06%, 12/15/26 (a)	100,000	87,938
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	75,000	74,258
5.95%, 06/01/26 (a)	100,000	101,227
4.45%, 07/15/27 (a)	100,000	93,114
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	150,000	146,265
3.41%, 02/11/26 (a)	100,000	95,257
3.12%, 05/04/26 (a)	150,000	140,316
3.02%, 01/16/27 (a)	175,000	160,305
3.54%, 04/06/27 (a)	100,000	93,692
3.59%, 04/14/27 (a)	225,000	210,967
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	97,925
3.90%, 02/01/25 (a)	100,000	96,608
2.05%, 07/15/25 (a)	125,000	114,379
3.85%, 06/01/27 (a)	150,000	138,695
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	225,000	228,829
5.88%, 03/31/25 (a)	225,000	225,706
5.13%, 06/30/27 (a)	250,000	242,442
Chevron Corp.
2.90%, 03/03/24 (a)	150,000	146,746
1.55%, 05/11/25 (a)	400,000	370,428
3.33%, 11/17/25 (a)	150,000	144,597
2.95%, 05/16/26 (a)	400,000	376,936
2.00%, 05/11/27 (a)	100,000	88,756
Chevron USA, Inc.
3.90%, 11/15/24 (a)	95,000	93,702
0.69%, 08/12/25 (a)	100,000	89,658
1.02%, 08/12/27 (a)	100,000	83,779

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	175,000	171,615
ConocoPhillips Co.
2.13%, 03/08/24 (a)	150,000	145,083
2.40%, 03/07/25 (a)	175,000	165,650
Continental Resources, Inc.
3.80%, 06/01/24 (a)	150,000	145,593
Coterra Energy, Inc.
3.90%, 05/15/27 (a)(c)	125,000	116,248
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	100,000	97,119
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	75,000	75,014
5.85%, 12/15/25 (a)	100,000	101,404
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	100,000	92,346
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	50,000	49,394
2.50%, 11/15/24 (a)	95,000	90,241
3.60%, 12/15/24 (a)	61,000	59,213
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	75,000	76,078
Enbridge, Inc.
4.00%, 10/01/23 (a)	150,000	148,744
3.50%, 06/10/24 (a)	150,000	146,442
2.50%, 01/15/25 (a)	25,000	23,492
1.60%, 10/04/26 (a)	175,000	151,585
4.25%, 12/01/26 (a)	200,000	190,712
Energy Transfer LP
3.90%, 07/15/26 (a)	100,000	93,333
4.40%, 03/15/27 (a)	150,000	140,510
Energy Transfer Operating LP
5.88%, 01/15/24 (a)	175,000	175,448
4.90%, 02/01/24 (a)	70,000	69,709
4.50%, 04/15/24 (a)	120,000	118,506
4.05%, 03/15/25 (a)	175,000	167,904
2.90%, 05/15/25 (a)	150,000	139,859
4.75%, 01/15/26 (a)	150,000	144,850
4.20%, 04/15/27 (a)	100,000	92,590
5.50%, 06/01/27 (a)	150,000	146,170
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	50,000	49,587
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	175,000	172,102
3.75%, 02/15/25 (a)	185,000	179,398
3.70%, 02/15/26 (a)	200,000	191,162
5.25%, 08/16/77 (a)(b)	150,000	126,243
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	96,423
4.15%, 01/15/26 (a)	100,000	97,573
EQT Corp.
6.63%, 02/01/25 (a)(e)	175,000	175,754
Exxon Mobil Corp.
3.18%, 03/15/24 (a)	190,000	186,477
2.02%, 08/16/24 (a)	100,000	95,588
2.71%, 03/06/25 (a)	250,000	239,110
2.99%, 03/19/25 (a)	430,000	413,600
3.04%, 03/01/26 (a)	400,000	378,456
2.28%, 08/16/26 (a)	150,000	137,025
3.29%, 03/19/27 (a)	225,000	212,040
Halliburton Co.
3.80%, 11/15/25 (a)	95,000	91,821
Hess Corp.
3.50%, 07/15/24 (a)	50,000	48,371
4.30%, 04/01/27 (a)	150,000	141,036
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HF Sinclair Corp.
2.63%, 10/01/23 (c)	25,000	24,164
5.88%, 04/01/26 (a)(c)	225,000	221,031
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (a)	100,000	98,789
4.30%, 05/01/24 (a)	100,000	98,631
4.25%, 09/01/24 (a)	50,000	49,241
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	325,000	317,466
1.75%, 11/15/26 (a)	75,000	65,114
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	150,000	148,318
Marathon Oil Corp.
4.40%, 07/15/27 (a)	150,000	140,403
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	100,000	97,011
4.70%, 05/01/25 (a)	225,000	221,263
5.13%, 12/15/26 (a)	125,000	123,074
MPLX LP
4.88%, 12/01/24 (a)	175,000	173,147
4.00%, 02/15/25 (a)	20,000	19,310
4.88%, 06/01/25 (a)	200,000	196,490
1.75%, 03/01/26 (a)	275,000	241,216
4.13%, 03/01/27 (a)	200,000	186,916
National Fuel Gas Co.
5.20%, 07/15/25 (a)	75,000	74,072
5.50%, 01/15/26 (a)	100,000	98,984
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	100,000	93,705
ONEOK Partners LP
4.90%, 03/15/25 (a)	100,000	98,521
ONEOK, Inc.
2.75%, 09/01/24 (a)	95,000	90,482
2.20%, 09/15/25 (a)	75,000	68,087
5.85%, 01/15/26 (a)	120,000	120,584
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	125,000	123,989
Phillips 66
3.85%, 04/09/25 (a)	175,000	170,047
1.30%, 02/15/26 (a)	50,000	43,790
Phillips 66 Co.
3.55%, 10/01/26 (a)	100,000	93,042
Phillips 66 Partners LP
3.61%, 02/15/25 (a)(c)	70,000	67,296
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	131,138
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (a)	130,000	128,222
3.60%, 11/01/24 (a)	105,000	101,079
4.65%, 10/15/25 (a)	175,000	168,744
4.50%, 12/15/26 (a)	100,000	94,743
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	250,000	250,952
5.63%, 03/01/25 (a)	375,000	374,644
5.88%, 06/30/26 (a)	250,000	249,965
5.00%, 03/15/27 (a)	200,000	192,154
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	50,000	45,407
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	265,000	261,171
Shell International Finance BV
3.50%, 11/13/23 (a)	150,000	148,581
2.00%, 11/07/24 (a)	175,000	166,651
3.25%, 05/11/25	425,000	408,718

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 05/10/26	300,000	279,933
2.50%, 09/12/26	175,000	160,064
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	250,000	248,735
3.50%, 03/15/25 (a)	125,000	119,853
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	15,000	14,695
5.95%, 12/01/25 (a)	75,000	75,137
Targa Resources Corp.
5.20%, 07/01/27 (a)	100,000	96,904
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	150,000	149,113
TC PipeLines LP
4.38%, 03/13/25 (a)	50,000	48,890
3.90%, 05/25/27 (a)	100,000	94,059
TotalEnergies Capital International S.A.
3.70%, 01/15/24	195,000	192,578
3.75%, 04/10/24	225,000	221,683
2.43%, 01/10/25 (a)	100,000	95,001
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	200,000	197,648
4.88%, 01/15/26 (a)	200,000	196,630
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	75,000	79,784
Williams Cos., Inc.
4.50%, 11/15/23 (a)	100,000	99,471
4.30%, 03/04/24 (a)	175,000	172,847
4.55%, 06/24/24 (a)	194,000	192,252
3.90%, 01/15/25 (a)	125,000	121,173
4.00%, 09/15/25 (a)	150,000	144,559
3.75%, 06/15/27 (a)	200,000	184,226
		19,628,762
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	225,000	213,478
Leland Stanford Junior University
1.29%, 06/01/27 (a)	75,000	64,545
Yale University
0.87%, 04/15/25 (a)	100,000	91,703
		369,726
Technology 9.7%
Adobe, Inc.
1.90%, 02/01/25 (a)	70,000	65,992
3.25%, 02/01/25 (a)	150,000	145,617
2.15%, 02/01/27 (a)	150,000	135,500
Alphabet, Inc.
0.45%, 08/15/25 (a)	175,000	157,104
2.00%, 08/15/26 (a)	325,000	297,628
0.80%, 08/15/27 (a)	150,000	126,579
Analog Devices, Inc.
2.95%, 04/01/25 (a)	75,000	72,109
3.50%, 12/05/26 (a)	175,000	166,612
Apple Inc.
3.00%, 02/09/24 (a)	250,000	245,577
3.45%, 05/06/24	375,000	369,199
2.85%, 05/11/24 (a)	275,000	268,444
1.80%, 09/11/24 (a)	120,000	114,505
2.75%, 01/13/25 (a)	210,000	202,226
2.50%, 02/09/25	250,000	238,905
1.13%, 05/11/25 (a)	325,000	298,428
3.20%, 05/13/25	325,000	315,006
0.55%, 08/20/25 (a)	200,000	179,178
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.70%, 02/08/26 (a)	300,000	264,315
3.25%, 02/23/26 (a)	525,000	503,963
2.45%, 08/04/26 (a)	400,000	369,752
2.05%, 09/11/26 (a)	325,000	295,782
3.35%, 02/09/27 (a)	350,000	334,442
3.20%, 05/11/27 (a)	300,000	283,056
3.00%, 06/20/27 (a)	150,000	140,952
2.90%, 09/12/27 (a)	300,000	276,975
Applied Materials, Inc.
3.90%, 10/01/25 (a)	125,000	122,548
3.30%, 04/01/27 (a)	200,000	188,100
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	75,000	72,197
4.00%, 04/01/25 (a)	75,000	72,199
Autodesk, Inc.
4.38%, 06/15/25 (a)	75,000	73,875
3.50%, 06/15/27 (a)	75,000	69,591
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	150,000	145,596
Avnet, Inc.
4.63%, 04/15/26 (a)	125,000	120,401
Baidu, Inc.
4.38%, 05/14/24 (a)	200,000	197,362
4.13%, 06/30/25	200,000	193,228
1.63%, 02/23/27 (a)	200,000	170,388
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	115,000	112,868
3.13%, 01/15/25 (a)	115,000	110,260
3.88%, 01/15/27 (a)	350,000	322,875
Broadcom, Inc.
3.63%, 10/15/24 (a)	100,000	97,327
3.15%, 11/15/25 (a)	155,000	145,691
3.46%, 09/15/26 (a)	200,000	185,824
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	93,584
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	100,000	99,857
4.13%, 05/01/25 (a)	75,000	71,061
2.67%, 12/01/26 (a)	175,000	152,103
CGI, Inc.
1.45%, 09/14/26 (a)	125,000	108,216
Cisco Systems, Inc.
3.63%, 03/04/24	150,000	148,228
3.50%, 06/15/25	100,000	97,513
2.95%, 02/28/26	125,000	118,658
2.50%, 09/20/26 (a)	225,000	209,491
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	100,000	98,093
5.85%, 07/15/25 (a)	175,000	176,491
6.02%, 06/15/26 (a)	775,000	778,325
4.90%, 10/01/26 (a)	300,000	289,662
DXC Technology Co.
1.80%, 09/15/26 (a)	100,000	85,713
Equifax, Inc.
2.60%, 12/01/24 (a)	125,000	118,726
2.60%, 12/15/25 (a)	75,000	68,759
Equinix, Inc.
2.63%, 11/18/24 (a)	145,000	137,115
1.25%, 07/15/25 (a)	100,000	89,473
1.00%, 09/15/25 (a)	125,000	110,208
1.45%, 05/15/26 (a)	125,000	108,464
2.90%, 11/18/26 (a)	125,000	112,360

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fidelity National Information Services, Inc.
0.60%, 03/01/24	125,000	117,228
1.15%, 03/01/26 (a)	225,000	194,699
4.70%, 07/15/27 (a)	100,000	96,373
Fiserv, Inc.
3.80%, 10/01/23 (a)	145,000	143,562
2.75%, 07/01/24 (a)	300,000	288,102
3.85%, 06/01/25 (a)	150,000	144,418
3.20%, 07/01/26 (a)	325,000	299,686
2.25%, 06/01/27 (a)	150,000	129,647
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	97,814
3.75%, 02/01/26 (a)	125,000	116,261
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	86,179
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)(e)	125,000	110,571
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	92,145
2.65%, 02/15/25 (a)	150,000	140,106
1.20%, 03/01/26 (a)	175,000	150,668
4.80%, 04/01/26 (a)	125,000	121,243
2.15%, 01/15/27 (a)	100,000	85,651
4.95%, 08/15/27 (a)	100,000	95,521
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (a)	125,000	124,419
1.45%, 04/01/24 (a)	175,000	166,276
4.90%, 10/15/25 (a)	400,000	396,728
1.75%, 04/01/26 (a)	150,000	133,649
HP, Inc.
2.20%, 06/17/25 (a)	150,000	138,984
1.45%, 06/17/26 (a)	175,000	151,114
3.00%, 06/17/27 (a)	150,000	133,209
Intel Corp.
2.88%, 05/11/24 (a)	200,000	194,890
3.40%, 03/25/25 (a)	300,000	291,051
3.70%, 07/29/25 (a)	375,000	365,449
2.60%, 05/19/26 (a)	150,000	139,497
3.75%, 03/25/27 (a)	100,000	95,802
3.15%, 05/11/27 (a)	150,000	139,748
3.75%, 08/05/27 (a)	200,000	189,920
International Business Machines Corp.
3.63%, 02/12/24	350,000	345,065
3.00%, 05/15/24	400,000	389,356
7.00%, 10/30/25	75,000	79,550
3.45%, 02/19/26	225,000	214,796
3.30%, 05/15/26	500,000	471,585
2.20%, 02/09/27 (a)	100,000	89,124
1.70%, 05/15/27 (a)	200,000	172,648
4.15%, 07/27/27 (a)	100,000	96,475
6.22%, 08/01/27	125,000	131,414
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	90,215
1.35%, 07/15/27 (a)	50,000	42,482
Jabil, Inc.
1.70%, 04/15/26 (a)	75,000	65,264
4.25%, 05/15/27 (a)	75,000	69,983
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	75,000	65,830
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	125,000	123,266
4.60%, 04/06/27 (a)	100,000	97,203
KLA Corp.
4.65%, 11/01/24 (a)	125,000	124,700
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	125,000	100,868
Lam Research Corp.
3.80%, 03/15/25 (a)	65,000	63,594
3.75%, 03/15/26 (a)	150,000	144,145
Leidos, Inc.
3.63%, 05/15/25 (a)	60,000	57,535
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	87,476
Mastercard, Inc.
3.38%, 04/01/24	100,000	98,347
2.00%, 03/03/25 (a)	150,000	141,444
2.95%, 11/21/26 (a)	100,000	93,501
3.30%, 03/26/27 (a)	175,000	165,167
Microchip Technology, Inc.
0.97%, 02/15/24	250,000	235,627
4.25%, 09/01/25 (a)	250,000	241,900
Micron Technology, Inc.
4.98%, 02/06/26 (a)	75,000	73,442
4.19%, 02/15/27 (a)	175,000	164,027
Microsoft Corp.
3.63%, 12/15/23 (a)	275,000	272,539
2.88%, 02/06/24 (a)	420,000	411,793
2.70%, 02/12/25 (a)	215,000	206,482
3.13%, 11/03/25 (a)	500,000	481,155
2.40%, 08/08/26 (a)	600,000	555,846
3.30%, 02/06/27 (a)	600,000	571,956
Moody's Corp.
4.88%, 02/15/24 (a)	75,000	75,142
3.75%, 03/24/25 (a)	100,000	97,034
Motorola Solutions, Inc.
4.00%, 09/01/24	75,000	73,644
NetApp, Inc.
3.30%, 09/29/24 (a)	115,000	111,578
1.88%, 06/22/25 (a)	100,000	91,358
NVIDIA Corp.
0.58%, 06/14/24 (a)	200,000	186,978
3.20%, 09/16/26 (a)	175,000	166,848
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	150,000	148,501
5.35%, 03/01/26 (a)	25,000	24,849
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	93,069
3.88%, 06/18/26 (a)	175,000	163,586
3.15%, 05/01/27 (a)	100,000	90,890
4.40%, 06/01/27 (a)	50,000	47,360
Oracle Corp.
3.40%, 07/08/24 (a)	300,000	292,023
2.95%, 11/15/24 (a)	300,000	286,353
2.50%, 04/01/25 (a)	535,000	499,273
2.95%, 05/15/25 (a)	400,000	376,332
1.65%, 03/25/26 (a)	375,000	329,092
2.65%, 07/15/26 (a)	475,000	427,590
2.80%, 04/01/27 (a)	350,000	309,333
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	200,000	191,106
1.65%, 06/01/25 (a)	175,000	161,651
2.65%, 10/01/26 (a)	225,000	206,865
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	100,000	91,783
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	150,000	145,921
3.45%, 05/20/25 (a)	225,000	218,437
3.25%, 05/20/27 (a)	325,000	304,710

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
S&P Global, Inc.
2.95%, 01/22/27 (a)	75,000	69,391
2.45%, 03/01/27 (a)(c)	200,000	179,704
Salesforce, Inc.
0.63%, 07/15/24 (a)	100,000	93,336
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	87,086
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	125,000	115,866
1.75%, 08/09/26 (a)	100,000	85,206
Texas Instruments, Inc.
2.63%, 05/15/24 (a)	50,000	48,603
1.38%, 03/12/25 (a)	125,000	116,143
1.13%, 09/15/26 (a)	100,000	87,968
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	85,000	84,367
3.35%, 05/15/26 (a)	100,000	93,769
Trimble, Inc.
4.75%, 12/01/24 (a)	70,000	69,231
TSMC Arizona Corp.
3.88%, 04/22/27 (a)	200,000	190,690
Tyco Electronics Group S.A.
3.70%, 02/15/26 (a)	100,000	96,356
VeriSign, Inc.
5.25%, 04/01/25 (a)	100,000	99,955
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	145,245
Visa, Inc.
3.15%, 12/14/25 (a)	575,000	550,079
1.90%, 04/15/27 (a)	200,000	177,844
2.75%, 09/15/27 (a)	200,000	182,906
VMware, Inc.
4.50%, 05/15/25 (a)	175,000	171,192
1.40%, 08/15/26 (a)	375,000	321,615
3.90%, 08/21/27 (a)	200,000	184,430
Western Digital Corp.
4.75%, 02/15/26 (a)	375,000	347,947
Western Union Co.
2.85%, 01/10/25 (a)	100,000	94,705
1.35%, 03/15/26 (a)	100,000	86,570
Workday, Inc.
3.50%, 04/01/27 (a)	150,000	139,178
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	97,411
		32,774,785
Transportation 1.3%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	75,000	70,582
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (a)	152,000	150,254
3.00%, 04/01/25 (a)	100,000	96,155
3.65%, 09/01/25 (a)	50,000	48,462
7.00%, 12/15/25	50,000	53,181
Canadian National Railway Co.
2.95%, 11/21/24 (a)	75,000	72,379
2.75%, 03/01/26 (a)	75,000	70,086
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	175,000	162,165
2.90%, 02/01/25 (a)	140,000	133,559
1.75%, 12/02/26 (a)	175,000	153,450
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/24	129,662	122,022
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CSX Corp.
3.40%, 08/01/24 (a)	75,000	73,194
3.35%, 11/01/25 (a)	125,000	119,249
2.60%, 11/01/26 (a)	100,000	91,030
3.25%, 06/01/27 (a)	150,000	138,187
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	75,000	72,260
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	118,170
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	75,000	61,758
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	96,214
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	25,000	24,747
3.65%, 08/01/25 (a)	50,000	48,263
2.90%, 06/15/26 (a)	150,000	139,594
Ryder System, Inc.
3.88%, 12/01/23 (a)	50,000	49,358
2.50%, 09/01/24 (a)	120,000	114,604
4.63%, 06/01/25 (a)	100,000	97,876
3.35%, 09/01/25 (a)	90,000	85,156
1.75%, 09/01/26 (a)	25,000	21,973
2.90%, 12/01/26 (a)	100,000	90,580
2.85%, 03/01/27 (a)	75,000	67,004
Southwest Airlines Co.
5.25%, 05/04/25 (a)	250,000	249,917
3.00%, 11/15/26 (a)	50,000	45,671
5.13%, 06/15/27 (a)	300,000	294,471
Union Pacific Corp.
3.65%, 02/15/24 (a)	90,000	88,744
3.15%, 03/01/24 (a)	95,000	93,141
3.25%, 01/15/25 (a)	15,000	14,556
3.75%, 07/15/25 (a)	75,000	73,187
3.25%, 08/15/25 (a)	100,000	96,160
2.75%, 03/01/26 (a)	100,000	93,206
2.15%, 02/05/27 (a)	100,000	89,470
3.00%, 04/15/27 (a)	100,000	92,376
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	122,547	116,172
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	105,544	98,769
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	119,400	110,679
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	50,000	47,877
3.90%, 04/01/25 (a)	200,000	196,590
2.40%, 11/15/26 (a)	100,000	91,943
		4,534,441
		161,192,773

Utility 5.2%
Electric 4.8%
AES Corp.
1.38%, 01/15/26 (a)	150,000	129,492
Alabama Power Co.
3.55%, 12/01/23	20,000	19,712
Ameren Corp.
2.50%, 09/15/24 (a)	75,000	71,256
3.65%, 02/15/26 (a)	75,000	71,347
1.95%, 03/15/27 (a)	100,000	86,630
Ameren Illinois Co.
3.25%, 03/01/25 (a)	25,000	24,109

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Electric Power Co., Inc.
0.75%, 11/01/23 (a)	100,000	95,684
1.00%, 11/01/25 (a)	150,000	131,862
3.88%, 02/15/62 (a)(b)	125,000	98,770
Appalachian Power Co.
3.40%, 06/01/25 (a)	125,000	120,046
Arizona Public Service Co.
3.15%, 05/15/25 (a)	75,000	71,397
Avangrid, Inc.
3.15%, 12/01/24 (a)	160,000	152,960
3.20%, 04/15/25 (a)	125,000	118,347
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	50,000	49,548
3.50%, 02/01/25 (a)	30,000	29,229
4.05%, 04/15/25 (a)	200,000	196,822
Black Hills Corp.
4.25%, 11/30/23 (a)	165,000	164,005
3.95%, 01/15/26 (a)	50,000	47,877
3.15%, 01/15/27 (a)	100,000	91,635
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	68,235
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	95,248
1.45%, 06/01/26 (a)	100,000	87,865
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	100,000	93,587
CMS Energy Corp.
3.00%, 05/15/26 (a)	75,000	69,485
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	125,000	115,550
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	75,000	66,034
3.20%, 03/15/27 (a)	200,000	186,704
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	125,000	119,171
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	150,000	142,353
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	175,000	172,830
Dominion Energy, Inc.
3.07%, 08/15/24	50,000	47,972
3.30%, 03/15/25 (a)	100,000	96,511
3.90%, 10/01/25 (a)	125,000	120,245
1.45%, 04/15/26 (a)	125,000	109,980
2.85%, 08/15/26 (a)	100,000	91,462
5.75%, 10/01/54 (a)(b)	100,000	95,365
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	48,351
DTE Energy Co.
2.53%, 10/01/24	100,000	95,152
4.22%, 11/01/24	250,000	245,045
1.05%, 06/01/25 (a)	150,000	134,325
2.85%, 10/01/26 (a)	100,000	91,486
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	116,316
Duke Energy Corp.
3.95%, 10/15/23 (a)	50,000	49,636
3.75%, 04/15/24 (a)	175,000	172,154
0.90%, 09/15/25 (a)	150,000	133,174
2.65%, 09/01/26 (a)	250,000	226,905
3.15%, 08/15/27 (a)	100,000	90,681
3.25%, 01/15/82 (a)(b)	75,000	55,249
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	95,896
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edison International
3.55%, 11/15/24 (a)	100,000	96,316
4.95%, 04/15/25 (a)	90,000	88,297
4.70%, 08/15/25	100,000	97,007
5.75%, 06/15/27 (a)	150,000	147,360
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	139,675
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	94,292
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	96,774
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	92,000	90,619
Entergy Corp.
0.90%, 09/15/25 (a)	125,000	110,176
2.95%, 09/01/26 (a)	150,000	137,212
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	100,000	101,194
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	121,000	115,954
0.95%, 10/01/24 (a)	250,000	231,822
5.40%, 11/01/24	100,000	100,915
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	75,000	72,293
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	189,458
Eversource Energy
3.80%, 12/01/23 (a)	100,000	98,846
2.90%, 10/01/24 (a)	75,000	71,950
3.15%, 01/15/25 (a)	75,000	71,831
0.80%, 08/15/25 (a)	50,000	44,227
1.40%, 08/15/26 (a)	75,000	64,913
2.90%, 03/01/27 (a)	100,000	90,468
4.60%, 07/01/27 (a)	100,000	96,774
Exelon Corp.
3.95%, 06/15/25 (a)	125,000	120,774
3.40%, 04/15/26 (a)	150,000	141,412
2.75%, 03/15/27 (a)(c)	125,000	112,427
Florida Power & Light Co.
3.25%, 06/01/24 (a)	80,000	78,363
2.85%, 04/01/25 (a)	200,000	191,368
3.13%, 12/01/25 (a)	125,000	119,100
Fortis, Inc.
3.06%, 10/04/26 (a)	190,000	173,759
Georgia Power Co.
2.20%, 09/15/24 (a)	100,000	94,718
3.25%, 03/30/27 (a)	125,000	114,367
Gulf Power Co.
3.30%, 05/30/27 (a)	100,000	93,245
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	100,000	96,691
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	60,000	57,570
ITC Holdings Corp.
3.65%, 06/15/24 (a)	75,000	73,054
3.25%, 06/30/26 (a)	75,000	69,322
Louisville Gas and Electric Co.
3.30%, 10/01/25 (a)	100,000	95,625
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	125,000	122,010
3.10%, 05/01/27 (a)	50,000	46,411
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	100,000	98,596
2.95%, 02/07/24 (a)	150,000	146,592

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.35%, 02/08/24	100,000	94,532
2.85%, 01/27/25 (a)	50,000	47,895
3.25%, 11/01/25 (a)	100,000	95,515
1.00%, 06/15/26 (a)	100,000	87,258
5.25%, 04/20/46 (a)(b)	75,000	68,086
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	200,000	197,558
4.26%, 09/01/24	250,000	246,557
1.88%, 01/15/27 (a)	200,000	173,556
3.55%, 05/01/27 (a)	250,000	231,665
4.63%, 07/15/27 (a)	250,000	241,932
3.80%, 03/15/82 (a)(b)	100,000	78,938
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	100,000	96,820
2.95%, 04/01/25 (a)	50,000	47,754
0.55%, 10/01/25 (a)	75,000	66,491
Pacific Gas and Electric Co.
1.70%, 11/15/23 (a)	175,000	167,114
3.85%, 11/15/23 (a)	50,000	49,129
3.75%, 02/15/24 (a)	100,000	97,172
3.40%, 08/15/24 (a)	75,000	71,748
3.50%, 06/15/25 (a)	100,000	93,256
3.45%, 07/01/25	175,000	163,481
3.15%, 01/01/26	325,000	292,165
2.95%, 03/01/26 (a)	100,000	88,786
3.30%, 03/15/27 (a)	75,000	65,324
5.45%, 06/15/27 (a)	75,000	70,901
2.10%, 08/01/27 (a)	100,000	81,291
PacifiCorp
3.60%, 04/01/24 (a)	50,000	49,284
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	100,000	89,535
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	100,000	92,040
Public Service Electric and Gas Co.
2.25%, 09/15/26 (a)	100,000	90,477
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	175,000	168,476
0.80%, 08/15/25 (a)	150,000	132,015
0.95%, 03/15/26 (a)	100,000	87,963
Puget Energy, Inc.
3.65%, 05/15/25 (a)	75,000	71,054
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	125,000	115,129
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	100,000	92,505
Southern California Edison Co.
3.50%, 10/01/23 (a)	25,000	24,656
3.70%, 08/01/25 (a)	150,000	144,325
1.20%, 02/01/26 (a)	100,000	88,117
Southern Co.
0.60%, 02/26/24 (a)	100,000	94,075
4.48%, 08/01/24	100,000	98,849
3.25%, 07/01/26 (a)	275,000	255,109
5.11%, 08/01/27	150,000	146,056
4.00%, 01/15/51 (a)(b)	200,000	179,402
3.75%, 09/15/51 (a)(b)	150,000	123,208
Southern Power Co.
4.15%, 12/01/25 (a)	75,000	72,615
0.90%, 01/15/26 (a)	75,000	65,275
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	100,000	88,468
2.75%, 10/01/26 (a)	100,000	90,771
The Cleveland Electric Illuminating Co.
5.50%, 08/15/24	50,000	50,040
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	50,000	47,988
Virginia Electric and Power Co.
3.10%, 05/15/25 (a)	100,000	95,717
3.15%, 01/15/26 (a)	150,000	141,588
2.95%, 11/15/26 (a)	100,000	92,354
3.50%, 03/15/27 (a)	150,000	140,631
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	125,000	117,740
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	50,000	47,253
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	125,000	119,067
3.30%, 06/01/25 (a)	100,000	95,560
3.35%, 12/01/26 (a)	75,000	69,785
1.75%, 03/15/27 (a)	100,000	86,537
		16,176,060
Natural Gas 0.4%
AGL Capital Corp.
3.25%, 06/15/26 (a)	75,000	69,676
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	91,835
NiSource, Inc.
0.95%, 08/15/25 (a)	200,000	177,702
3.49%, 05/15/27 (a)	150,000	138,552
ONE Gas, Inc.
3.61%, 02/01/24 (a)	50,000	49,122
1.10%, 03/11/24 (a)	98,000	94,125
Sempra Energy
3.25%, 06/15/27 (a)	150,000	137,014
4.13%, 04/01/52 (a)(b)	150,000	119,481
Southern California Gas Co.
3.15%, 09/15/24 (a)	100,000	97,032
3.20%, 06/15/25 (a)	100,000	95,458
2.60%, 06/15/26 (a)	100,000	91,845
2.95%, 04/15/27 (a)	100,000	91,391
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	60,000	58,581
		1,311,814
Utility Other 0.0%
American Water Capital Corp.
3.85%, 03/01/24 (a)	60,000	59,258
3.40%, 03/01/25 (a)	85,000	82,157
		141,415
		17,629,289
Total Corporates (Cost $366,546,484)		335,153,618

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94% (f)	1,375,300	1,375,300
Total Short-Term Investments (Cost $1,375,300)		1,375,300
Total Investments in Securities (Cost $367,921,784)		336,528,918

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Note (CBOT), expires 12/30/22	5	537,539	71

(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,426,858 or 1.3% of net assets.
(d)	Issuers are affiliated with the fund’s investment adviser.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	The rate shown is the 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/22	FACE AMOUNT AT 9/30/22	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
The Charles Schwab Corp.
2.65%, 01/25/23	$152,937	$—	($152,307)	($581)	$235	($284)	$—	$—	$342
3.55%, 02/01/24	131,345	—	(56,716)	(1,439)	(2,312)	(1,865)	69,013	70,000	2,145
0.75%, 03/18/24	398,276	—	(171,293)	(4,485)	(9,061)	(472)	212,965	225,000	1,473
3.75%, 04/01/24	58,077	—	(25,216)	(1,721)	(53)	(1,463)	29,624	30,000	1,396
4.20%, 03/24/25	163,233	—	(79,140)	(3,084)	(4,445)	(2,384)	74,180	75,000	2,987
3.63%, 04/01/25	53,334	—	—	—	(3,913)	(881)	48,540	50,000	1,360
3.85%, 05/21/25	215,662	—	(109,821)	(4,064)	(6,134)	(2,736)	92,907	95,000	3,631
3.45%, 02/13/26	32,220	—	—	—	(2,816)	(488)	28,916	30,000	776
0.90%, 03/11/26	293,394	—	(117,681)	(6,743)	(16,693)	158	152,435	175,000	1,448
1.15%, 05/13/26	247,037	—	(95,436)	(4,873)	(15,299)	(92)	131,337	150,000	1,466
3.20%, 03/02/27	—	100,452	(48,445)	(1,762)	(3,495)	(41)	46,709	50,000	1,427
2.45%, 03/03/27	—	194,305	—	—	(14,851)	532	179,986	200,000	2,409
3.30%, 04/01/27	—	49,570	—	—	(2,842)	27	46,755	50,000	546
Total	$1,745,515	$344,327	($856,055)	($28,752)	($81,679)	($9,989)	$1,113,367		$21,406

Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$335,153,618	$—	$335,153,618
Short-Term Investments[1]	1,375,300	—	—	1,375,300
Futures Contracts[2]	71	—	—	71
Total	$1,375,371	$335,153,618	$—	$336,528,989

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate obligations, the rate shown is the interest rate that was established when the obligation was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.6% OF NET ASSETS

Financial Institutions 35.4%
Banking 22.9%
Ally Financial, Inc.
2.20%, 11/02/28 (a)	225,000	174,161
8.00%, 11/01/31	700,000	739,310
American Express Co.
4.05%, 05/03/29 (a)	275,000	253,443
4.99%, 05/26/33 (a)(b)	200,000	187,204
4.42%, 08/03/33 (a)(b)	275,000	250,525
Banco Santander S.A.
3.80%, 02/23/28	200,000	173,966
4.38%, 04/12/28	200,000	179,008
3.31%, 06/27/29	400,000	340,908
3.49%, 05/28/30	400,000	324,088
2.75%, 12/03/30	400,000	284,168
2.96%, 03/25/31	200,000	152,512
3.23%, 11/22/32 (a)(b)	200,000	141,678
Bank of America Corp.
3.25%, 10/21/27 (a)	800,000	718,144
4.18%, 11/25/27 (a)	525,000	486,701
3.42%, 12/20/28 (a)(b)	1,500,000	1,331,070
3.97%, 03/05/29 (a)(b)	775,000	700,088
2.09%, 06/14/29 (a)(b)	650,000	528,846
4.27%, 07/23/29 (a)(b)	650,000	593,404
3.97%, 02/07/30 (a)(b)	780,000	696,618
3.19%, 07/23/30 (a)(b)	620,000	523,268
2.88%, 10/22/30 (a)(b)	575,000	472,771
2.50%, 02/13/31 (a)(b)	825,000	651,956
2.59%, 04/29/31 (a)(b)	1,025,000	816,033
1.90%, 07/23/31 (a)(b)	650,000	485,387
1.92%, 10/24/31 (a)(b)	750,000	555,472
2.65%, 03/11/32 (a)(b)	525,000	409,495
2.69%, 04/22/32 (a)(b)	1,150,000	896,908
2.30%, 07/21/32 (a)(b)	850,000	637,500
2.57%, 10/20/32 (a)(b)	1,150,000	880,900
2.97%, 02/04/33 (a)(b)	950,000	744,847
4.57%, 04/27/33 (a)(b)	1,000,000	897,880
5.02%, 07/22/33 (a)(b)	1,250,000	1,163,625
2.48%, 09/21/36 (a)(b)	525,000	380,137
3.85%, 03/08/37 (a)(b)	700,000	565,845
Bank of Montreal
3.80%, 12/15/32 (a)(b)	350,000	305,816
3.09%, 01/10/37 (a)(b)	300,000	226,266
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of New York Mellon Corp.
3.40%, 01/29/28 (a)	50,000	45,919
3.85%, 04/28/28	200,000	187,978
1.65%, 07/14/28 (a)	350,000	290,458
3.00%, 10/30/28 (a)	100,000	87,195
1.90%, 01/25/29 (a)	275,000	226,916
3.85%, 04/26/29 (a)	50,000	45,623
3.30%, 08/23/29 (a)	175,000	154,707
1.65%, 01/28/31 (a)	100,000	76,626
1.80%, 07/28/31 (a)	200,000	153,080
2.50%, 01/26/32 (a)	125,000	99,430
4.29%, 06/13/33 (a)(b)	250,000	230,285
Bank of Nova Scotia
2.15%, 08/01/31	175,000	132,671
2.45%, 02/02/32	225,000	171,668
4.59%, 05/04/37 (a)(b)	300,000	252,807
BankUnited, Inc.
5.13%, 06/11/30 (a)	200,000	185,240
Barclays PLC
4.34%, 01/10/28 (a)	200,000	178,766
4.84%, 05/09/28 (a)	500,000	444,380
4.97%, 05/16/29 (a)(b)	550,000	496,468
5.09%, 06/20/30 (a)(b)	400,000	349,144
2.65%, 06/24/31 (a)(b)	450,000	335,578
2.67%, 03/10/32 (a)(b)	300,000	219,432
2.89%, 11/24/32 (a)(b)	200,000	144,950
5.75%, 08/09/33 (a)(b)	300,000	273,093
3.56%, 09/23/35 (a)(b)	250,000	185,435
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	200,000	169,496
Capital One Financial Corp.
3.80%, 01/31/28 (a)	350,000	316,480
3.27%, 03/01/30 (a)(b)	525,000	441,016
5.25%, 07/26/30 (a)(b)	175,000	163,830
2.36%, 07/29/32 (a)(b)	250,000	177,880
2.62%, 11/02/32 (a)(b)	150,000	112,923
5.27%, 05/10/33 (a)(b)	275,000	256,083
Citigroup, Inc.
6.63%, 01/15/28	175,000	183,986
4.13%, 07/25/28	570,000	515,343
3.52%, 10/27/28 (a)(b)	480,000	429,576
4.08%, 04/23/29 (a)(b)	500,000	453,200
3.98%, 03/20/30 (a)(b)	575,000	511,048
2.98%, 11/05/30 (a)(b)	350,000	288,347
2.67%, 01/29/31 (a)(b)	700,000	559,202
4.41%, 03/31/31 (a)(b)	1,050,000	944,748
2.57%, 06/03/31 (a)(b)	1,125,000	886,680
2.56%, 05/01/32 (a)(b)	875,000	672,744

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 06/15/32	300,000	304,548
2.52%, 11/03/32 (a)(b)	450,000	341,194
3.06%, 01/25/33 (a)(b)	800,000	631,104
3.79%, 03/17/33 (a)(b)	650,000	545,733
4.91%, 05/24/33 (a)(b)	700,000	644,546
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	375,000	295,605
3.25%, 04/30/30 (a)	175,000	143,364
Comerica, Inc.
4.00%, 02/01/29 (a)	150,000	139,665
Credit Suisse USA, Inc.
7.13%, 07/15/32	200,000	200,750
Deutsche Bank AG
3.55%, 09/18/31 (a)(b)	400,000	306,024
3.04%, 05/28/32 (a)(b)	350,000	251,853
Discover Bank
2.70%, 02/06/30 (a)	350,000	274,698
Fifth Third Bancorp
3.95%, 03/14/28 (a)	225,000	210,690
4.77%, 07/28/30 (a)(b)	250,000	233,140
4.34%, 04/25/33 (a)(b)	200,000	178,520
First Horizon Bank
5.75%, 05/01/30 (a)	125,000	121,518
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	200,000	198,942
Goldman Sachs Group, Inc.
3.81%, 04/23/29 (a)(b)	690,000	614,314
4.22%, 05/01/29 (a)(b)	825,000	751,732
2.60%, 02/07/30 (a)	425,000	343,047
3.80%, 03/15/30 (a)	725,000	629,684
1.99%, 01/27/32 (a)(b)	825,000	610,896
2.62%, 04/22/32 (a)(b)	1,000,000	775,750
2.38%, 07/21/32 (a)(b)	1,025,000	774,951
2.65%, 10/21/32 (a)(b)	725,000	556,278
3.10%, 02/24/33 (a)(b)	1,025,000	815,008
HSBC Holdings PLC
4.58%, 06/19/29 (a)(b)	650,000	579,858
2.21%, 08/17/29 (a)(b)	525,000	408,560
4.95%, 03/31/30	700,000	644,539
3.97%, 05/22/30 (a)(b)	575,000	486,456
2.85%, 06/04/31 (a)(b)	500,000	384,015
2.36%, 08/18/31 (a)(b)	350,000	257,880
2.80%, 05/24/32 (a)(b)	850,000	625,770
2.87%, 11/22/32 (a)(b)	700,000	511,756
4.76%, 03/29/33 (a)(b)	500,000	413,690
5.40%, 08/11/33 (a)(b)	650,000	575,887
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	225,000	182,509
2.49%, 08/15/36 (a)(b)	215,000	152,192
ING Groep N.V.
4.55%, 10/02/28	300,000	275,592
4.05%, 04/09/29	325,000	287,891
2.73%, 04/01/32 (a)(b)	200,000	152,994
4.25%, 03/28/33 (a)(b)	250,000	212,843
JPMorgan Chase & Co.
4.25%, 10/01/27	425,000	399,147
3.63%, 12/01/27 (a)	275,000	250,102
3.51%, 01/23/29 (a)(b)	585,000	519,310
4.01%, 04/23/29 (a)(b)	475,000	430,369
2.07%, 06/01/29 (a)(b)	450,000	365,841
4.20%, 07/23/29 (a)(b)	695,000	632,617
4.45%, 12/05/29 (a)(b)	600,000	549,948
3.70%, 05/06/30 (a)(b)	600,000	524,928
4.57%, 06/14/30 (a)(b)	600,000	552,216
8.75%, 09/01/30	125,000	148,623
2.74%, 10/15/30 (a)(b)	1,005,000	819,477
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.49%, 03/24/31 (a)(b)	625,000	571,019
2.52%, 04/22/31 (a)(b)	675,000	534,856
2.96%, 05/13/31 (a)(b)	690,000	548,819
1.76%, 11/19/31 (a)(b)	300,000	220,551
1.95%, 02/04/32 (a)(b)	950,000	703,218
2.58%, 04/22/32 (a)(b)	1,000,000	775,410
2.55%, 11/08/32 (a)(b)	750,000	570,750
2.96%, 01/25/33 (a)(b)	1,100,000	867,295
4.59%, 04/26/33 (a)(b)	700,000	630,700
4.91%, 07/25/33 (a)(b)	1,175,000	1,086,311
5.72%, 09/14/33 (a)(b)	950,000	897,902
KeyBank NA
3.90%, 04/13/29	250,000	220,728
4.90%, 08/08/32	250,000	225,118
KeyCorp
4.10%, 04/30/28	200,000	185,956
2.55%, 10/01/29	150,000	122,649
4.79%, 06/01/33 (a)(b)	200,000	184,370
Lloyds Banking Group PLC
4.38%, 03/22/28	400,000	364,548
4.55%, 08/16/28	350,000	319,364
3.57%, 11/07/28 (a)(b)	500,000	439,090
4.98%, 08/11/33 (a)(b)	300,000	261,744
Mitsubishi UFJ Financial Group, Inc.
3.96%, 03/02/28	300,000	276,519
4.05%, 09/11/28	375,000	343,995
3.74%, 03/07/29	325,000	291,619
3.20%, 07/18/29	525,000	443,956
2.56%, 02/25/30	200,000	161,174
2.05%, 07/17/30	200,000	152,774
2.31%, 07/20/32 (a)(b)	600,000	450,750
2.49%, 10/13/32 (a)(b)	200,000	151,510
2.85%, 01/19/33 (a)(b)	275,000	213,832
4.32%, 04/19/33 (a)(b)	200,000	177,250
5.13%, 07/20/33 (a)(b)	350,000	328,895
Mizuho Financial Group, Inc.
3.17%, 09/11/27	350,000	308,962
4.02%, 03/05/28	200,000	183,128
4.25%, 09/11/29 (a)(b)	400,000	360,996
3.26%, 05/22/30 (a)(b)	200,000	168,088
3.15%, 07/16/30 (a)(b)	200,000	166,914
2.87%, 09/13/30 (a)(b)	125,000	101,769
2.59%, 05/25/31 (a)(b)	200,000	156,792
2.20%, 07/10/31 (a)(b)	300,000	227,586
1.98%, 09/08/31 (a)(b)	200,000	148,062
2.56%, 09/13/31	325,000	240,360
2.26%, 07/09/32 (a)(b)	225,000	166,550
Morgan Stanley
3.77%, 01/24/29 (a)(b)	858,000	773,882
4.43%, 01/23/30 (a)(b)	980,000	903,560
2.70%, 01/22/31 (a)(b)	940,000	761,654
3.62%, 04/01/31 (a)(b)	650,000	560,482
1.79%, 02/13/32 (a)(b)	750,000	548,940
7.25%, 04/01/32	200,000	218,166
1.93%, 04/28/32 (a)(b)	550,000	405,449
2.24%, 07/21/32 (a)(b)	975,000	733,619
2.51%, 10/20/32 (a)(b)	675,000	517,097
2.94%, 01/21/33 (a)(b)	650,000	515,060
4.89%, 07/20/33 (a)(b)	550,000	511,714
2.48%, 09/16/36 (a)(b)	775,000	555,745
5.30%, 04/20/37 (a)(b)	550,000	496,303
Natwest Group PLC
4.89%, 05/18/29 (a)(b)	475,000	433,152
5.08%, 01/27/30 (a)(b)	450,000	410,530
4.45%, 05/08/30 (a)(b)	300,000	263,217
3.03%, 11/28/35 (a)(b)	225,000	160,407

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northern Trust Corp.
3.65%, 08/03/28 (a)	75,000	70,081
3.15%, 05/03/29 (a)	150,000	134,171
1.95%, 05/01/30 (a)	175,000	139,412
PNC Bank NA
3.25%, 01/22/28 (a)	300,000	275,430
4.05%, 07/26/28	500,000	460,590
2.70%, 10/22/29	300,000	246,288
PNC Financial Services Group, Inc.
3.45%, 04/23/29 (a)	400,000	359,356
2.55%, 01/22/30 (a)	390,000	322,487
2.31%, 04/23/32 (a)(b)	175,000	137,988
4.63%, 06/06/33 (a)(b)	250,000	224,248
Royal Bank of Canada
2.30%, 11/03/31	450,000	347,008
3.88%, 05/04/32	225,000	198,515
Santander UK Group Holdings PLC
3.82%, 11/03/28 (a)(b)	250,000	215,690
2.90%, 03/15/32 (a)(b)	200,000	149,576
State Street Corp.
4.14%, 12/03/29 (a)(b)	100,000	93,679
2.40%, 01/24/30	350,000	292,313
2.20%, 03/03/31	250,000	195,428
3.15%, 03/30/31 (a)(b)	150,000	128,963
4.42%, 05/13/33 (a)(b)	150,000	139,839
4.16%, 08/04/33 (a)(b)	250,000	226,145
3.03%, 11/01/34 (a)(b)	100,000	83,418
Sumitomo Mitsui Financial Group, Inc.
3.35%, 10/18/27	250,000	224,168
3.54%, 01/17/28	175,000	158,554
1.90%, 09/17/28	400,000	321,024
4.31%, 10/16/28 (c)	100,000	94,170
2.47%, 01/14/29	200,000	164,862
3.04%, 07/16/29	650,000	546,786
3.20%, 09/17/29	250,000	210,328
2.72%, 09/27/29	200,000	164,354
2.75%, 01/15/30	300,000	243,921
2.13%, 07/08/30	400,000	307,248
2.14%, 09/23/30	300,000	225,882
1.71%, 01/12/31	200,000	145,852
2.22%, 09/17/31	300,000	225,015
SVB Financial Group
2.10%, 05/15/28 (a)	100,000	81,513
3.13%, 06/05/30 (a)	450,000	366,736
1.80%, 02/02/31 (a)	125,000	89,593
Synchrony Financial
3.95%, 12/01/27 (a)	200,000	174,474
5.15%, 03/19/29 (a)	310,000	282,943
2.88%, 10/28/31 (a)	175,000	124,535
Toronto-Dominion Bank
2.00%, 09/10/31	225,000	168,545
2.45%, 01/12/32	175,000	135,132
3.20%, 03/10/32	500,000	411,360
4.46%, 06/08/32	500,000	456,840
Truist Bank
2.25%, 03/11/30 (a)	300,000	235,635
Truist Financial Corp.
3.88%, 03/19/29 (a)	275,000	249,615
1.89%, 06/07/29 (a)(b)	200,000	164,322
1.95%, 06/05/30 (a)	150,000	117,645
4.92%, 07/28/33 (a)(b)	250,000	227,118
US Bancorp
3.90%, 04/26/28 (a)	250,000	236,275
3.00%, 07/30/29 (a)	300,000	258,837
1.38%, 07/22/30 (a)	450,000	339,417
2.68%, 01/27/33 (a)(b)	150,000	120,206
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.97%, 07/22/33 (a)(b)	325,000	305,386
2.49%, 11/03/36 (a)(b)	250,000	189,300
Webster Financial Corp.
4.10%, 03/25/29 (a)	150,000	137,279
Wells Fargo & Co.
4.15%, 01/24/29 (a)	552,000	508,061
7.95%, 11/15/29	25,000	27,556
2.88%, 10/30/30 (a)(b)	950,000	782,496
2.57%, 02/11/31 (a)(b)	750,000	601,372
4.48%, 04/04/31 (a)(b)	725,000	663,716
3.35%, 03/02/33 (a)(b)	1,025,000	833,540
4.90%, 07/25/33 (a)(b)	1,150,000	1,058,391
Westpac Banking Corp.
3.40%, 01/25/28	250,000	230,593
1.95%, 11/20/28	325,000	271,057
2.65%, 01/16/30	220,000	186,831
2.15%, 06/03/31	325,000	259,717
5.41%, 08/10/33 (a)(b)	400,000	360,928
4.11%, 07/24/34 (a)(b)	350,000	298,529
2.67%, 11/15/35 (a)(b)	325,000	241,014
3.02%, 11/18/36 (a)(b)	200,000	147,570
Wintrust Financial Corp.
4.85%, 06/06/29	75,000	68,978
Zions Bancorp NA
3.25%, 10/29/29 (a)	150,000	123,630
		95,889,273
Brokerage/Asset Managers/Exchanges 1.9%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	200,000	165,650
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	200,000	188,436
BlackRock, Inc.
3.25%, 04/30/29 (a)	275,000	247,640
2.40%, 04/30/30 (a)	325,000	269,171
1.90%, 01/28/31 (a)	400,000	313,188
2.10%, 02/25/32 (a)	100,000	76,705
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	150,000	112,874
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	215,000	194,375
4.85%, 03/29/29 (a)	175,000	163,971
4.35%, 04/15/30 (a)	235,000	209,893
2.72%, 04/15/31 (a)	275,000	218,295
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	150,000	114,033
3.00%, 03/16/32 (a)	175,000	144,932
CI Financial Corp.
3.20%, 12/17/30 (a)	300,000	217,032
CME Group, Inc.
3.75%, 06/15/28 (a)	250,000	236,045
2.65%, 03/15/32 (a)	200,000	164,644
E*TRADE Financial Corp.
4.50%, 06/20/28 (a)	150,000	142,587
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	188,430
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	90,976
3.75%, 09/21/28 (a)	116,000	107,007
4.35%, 06/15/29 (a)	350,000	331,327
2.10%, 06/15/30 (a)	325,000	259,646
1.85%, 09/15/32 (a)	300,000	219,126
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.15%, 01/23/30	330,000	282,579
2.63%, 10/15/31 (a)	250,000	181,592

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	137,429
4.38%, 03/11/29 (a)	85,000	78,249
Nasdaq, Inc.
1.65%, 01/15/31 (a)	125,000	93,586
Nomura Holdings, Inc.
2.17%, 07/14/28	300,000	239,811
5.61%, 07/06/29	200,000	190,448
3.10%, 01/16/30	550,000	446,534
2.68%, 07/16/30	300,000	230,475
2.61%, 07/14/31	200,000	148,730
3.00%, 01/22/32	200,000	151,456
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	94,220
Stifel Financial Corp.
4.00%, 05/15/30 (a)	175,000	151,098
The Charles Schwab Corp.
3.20%, 01/25/28 (a)(d)	100,000	91,749
2.00%, 03/20/28 (a)(d)	200,000	172,138
4.00%, 02/01/29 (a)(d)	125,000	117,844
3.25%, 05/22/29 (a)(d)	105,000	94,731
2.75%, 10/01/29 (a)(d)	75,000	64,755
4.63%, 03/22/30 (a)(d)	75,000	72,629
1.65%, 03/11/31 (a)(d)	125,000	94,369
2.30%, 05/13/31 (a)(d)	125,000	99,955
1.95%, 12/01/31 (a)(d)	160,000	122,270
2.90%, 03/03/32 (a)(d)	195,000	161,236
		7,893,866
Finance Companies 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/27 (a)	150,000	135,525
3.88%, 01/23/28 (a)	300,000	260,001
3.00%, 10/29/28 (a)	825,000	665,478
3.30%, 01/30/32 (a)	1,075,000	811,496
Air Lease Corp.
3.63%, 12/01/27 (a)	150,000	129,916
2.10%, 09/01/28 (a)	100,000	77,958
4.63%, 10/01/28 (a)	150,000	134,593
3.25%, 10/01/29 (a)	135,000	109,943
3.00%, 02/01/30 (a)	200,000	158,702
3.13%, 12/01/30 (a)	225,000	177,934
2.88%, 01/15/32 (a)	150,000	113,135
Ares Capital Corp.
2.88%, 06/15/28 (a)	375,000	295,890
3.20%, 11/15/31 (a)	150,000	107,390
Blackstone Private Credit Fund
4.00%, 01/15/29 (a)	225,000	180,837
Blackstone Secured Lending Fund
2.85%, 09/30/28 (a)	175,000	132,844
FS KKR Capital Corp.
3.13%, 10/12/28 (a)	200,000	155,310
GATX Corp.
3.50%, 03/15/28 (a)	75,000	66,491
4.55%, 11/07/28 (a)	200,000	185,840
4.70%, 04/01/29 (a)	125,000	117,083
4.00%, 06/30/30 (a)	100,000	87,768
1.90%, 06/01/31 (a)	100,000	72,384
3.50%, 06/01/32 (a)	50,000	40,294
Owl Rock Capital Corp.
2.88%, 06/11/28 (a)	175,000	133,581
Prospect Capital Corp.
3.44%, 10/15/28 (a)	75,000	55,414
		4,405,807
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Financial Other 0.1%
ORIX Corp.
2.25%, 03/09/31	75,000	58,530
4.00%, 04/13/32	225,000	197,617
5.20%, 09/13/32	125,000	119,504
		375,651
Insurance 4.2%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	225,000	196,000
Aflac, Inc.
3.60%, 04/01/30 (a)	200,000	180,546
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	179,162
Allstate Corp.
1.45%, 12/15/30 (a)	75,000	56,766
American Financial Group, Inc.
5.25%, 04/02/30 (a)	75,000	72,266
American International Group, Inc.
3.40%, 06/30/30 (a)	125,000	109,150
5.75%, 04/01/48 (a)(b)	125,000	116,176
Anthem, Inc.
3.65%, 12/01/27 (a)	331,000	308,168
4.10%, 03/01/28 (a)	200,000	188,964
2.88%, 09/15/29 (a)	160,000	136,790
2.25%, 05/15/30 (a)	400,000	323,092
2.55%, 03/15/31 (a)	250,000	201,802
4.10%, 05/15/32 (a)	250,000	226,867
Aon Corp.
4.50%, 12/15/28 (a)	75,000	70,854
3.75%, 05/02/29 (a)	150,000	135,358
2.80%, 05/15/30 (a)	175,000	145,227
2.05%, 08/23/31 (a)	150,000	112,928
2.60%, 12/02/31 (a)	150,000	117,641
5.00%, 09/12/32 (a)	150,000	144,099
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	125,000	96,209
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	56,948
3.70%, 02/22/30 (a)	100,000	84,865
2.65%, 01/15/32 (a)	125,000	92,355
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	125,000	101,233
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	180,200
6.15%, 04/03/30 (a)	275,000	265,686
3.50%, 01/15/31 (a)	125,000	100,273
AXA S.A.
8.60%, 12/15/30 (c)	325,000	381,218
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	75,000	65,671
4.90%, 01/15/40 (a)(b)	75,000	61,584
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	125,000	115,965
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	125,000	101,069
1.45%, 10/15/30 (a)	175,000	134,808
2.88%, 03/15/32 (a)	325,000	274,433
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)	175,000	164,395
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	110,000	102,606
2.38%, 03/15/31 (a)	250,000	187,685
4.20%, 03/17/32 (a)	175,000	150,792

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	275,000	207,850
Cincinnati Financial Corp.
6.92%, 05/15/28	125,000	132,680
CNA Financial Corp.
3.90%, 05/01/29 (a)	200,000	179,322
2.05%, 08/15/30 (a)	100,000	76,672
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	125,000	116,505
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)(e)	300,000	265,569
3.90%, 04/05/32 (a)(e)	400,000	337,804
6.88%, 12/15/52 (a)(b)(e)	200,000	183,744
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	90,149
3.10%, 09/01/31 (a)	175,000	124,355
Equitable Holdings, Inc.
7.00%, 04/01/28	100,000	106,707
4.35%, 04/20/28 (a)	475,000	446,291
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	75,000	70,478
4.63%, 04/29/30 (a)	175,000	157,731
3.38%, 03/03/31 (a)	150,000	122,151
5.63%, 08/16/32 (a)(e)	250,000	231,007
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	200,000	188,136
3.40%, 06/15/30 (a)	175,000	143,092
2.45%, 03/15/31 (a)	125,000	93,623
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	83,824
2.40%, 08/15/31 (a)	150,000	107,384
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	48,063
2.15%, 08/15/30 (a)	250,000	194,610
4.80%, 06/15/32 (a)	100,000	92,689
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	50,000	38,441
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	125,000	105,623
Humana, Inc.
3.70%, 03/23/29 (a)	200,000	179,402
3.13%, 08/15/29 (a)	175,000	151,562
4.88%, 04/01/30 (a)	50,000	48,038
2.15%, 02/03/32 (a)	250,000	190,672
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	125,000	95,741
5.67%, 06/08/32 (a)	100,000	92,558
Kemper Corp.
2.40%, 09/30/30 (a)	100,000	76,712
3.80%, 02/23/32 (a)	150,000	125,595
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	92,446
3.05%, 01/15/30 (a)	125,000	104,323
3.40%, 01/15/31 (a)	100,000	83,823
3.40%, 03/01/32 (a)	150,000	123,545
Loews Corp.
3.20%, 05/15/30 (a)	150,000	128,290
Manulife Financial Corp.
3.70%, 03/16/32 (a)	175,000	153,688
Markel Corp.
3.50%, 11/01/27 (a)	100,000	90,893
3.35%, 09/17/29 (a)	75,000	64,777
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	350,000	333,168
2.25%, 11/15/30 (a)	185,000	146,674
2.38%, 12/15/31 (a)	100,000	79,029
MetLife, Inc.
4.55%, 03/23/30 (a)	225,000	215,836
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	195,000	173,870
4.50%, 10/01/50 (a)(b)	100,000	85,726
Primerica, Inc.
2.80%, 11/19/31 (a)	125,000	98,528
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	215,000	193,360
2.13%, 06/15/30 (a)	100,000	78,473
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	199,000	189,126
2.10%, 03/10/30 (a)	150,000	120,729
5.70%, 09/15/48 (a)(b)	200,000	188,326
3.70%, 10/01/50 (a)(b)	200,000	159,704
5.13%, 03/01/52 (a)(b)	250,000	217,352
6.00%, 09/01/52 (a)(b)	300,000	281,679
Prudential PLC
3.13%, 04/14/30	250,000	208,935
3.63%, 03/24/32 (a)	125,000	106,084
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	225,000	204,525
3.15%, 06/15/30 (a)	125,000	104,795
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	44,380
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	150,000	115,767
The Progressive Corp.
4.00%, 03/01/29 (a)	100,000	94,601
3.20%, 03/26/30 (a)	125,000	110,175
3.00%, 03/15/32 (a)	200,000	168,632
UnitedHealth Group, Inc.
2.95%, 10/15/27	225,000	205,609
3.85%, 06/15/28	425,000	400,265
3.88%, 12/15/28	150,000	140,847
4.00%, 05/15/29 (a)	225,000	209,855
2.88%, 08/15/29	275,000	240,333
2.00%, 05/15/30	300,000	242,127
2.30%, 05/15/31 (a)	375,000	302,010
4.20%, 05/15/32 (a)	375,000	348,911
Unum Group
4.00%, 06/15/29 (a)	100,000	88,698
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	25,000	20,194
Willis North America, Inc.
4.50%, 09/15/28 (a)	150,000	139,351
2.95%, 09/15/29 (a)	200,000	164,814
		17,708,904
REITs 5.2%
Agree LP
2.00%, 06/15/28 (a)	150,000	121,511
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	50,000	46,452
4.50%, 07/30/29 (a)	175,000	162,731
2.75%, 12/15/29 (a)	100,000	82,850
4.70%, 07/01/30 (a)	100,000	93,587
4.90%, 12/15/30 (a)	150,000	142,305
3.38%, 08/15/31 (a)	125,000	105,276
2.00%, 05/18/32 (a)	50,000	36,851

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Assets Trust LP
3.38%, 02/01/31 (a)	200,000	159,550
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	275,000	254,358
4.90%, 02/15/29 (a)	30,000	28,173
2.38%, 07/15/31 (a)	150,000	113,774
3.63%, 04/15/32 (a)	250,000	206,167
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	100,000	90,767
1.90%, 12/01/28 (a)	175,000	144,599
3.30%, 06/01/29 (a)	150,000	133,689
2.30%, 03/01/30 (a)	50,000	41,270
2.45%, 01/15/31 (a)	150,000	122,518
2.05%, 01/15/32 (a)	175,000	136,157
Boston Properties LP
4.50%, 12/01/28 (a)	300,000	276,414
3.40%, 06/21/29 (a)	100,000	84,711
2.90%, 03/15/30 (a)	285,000	229,630
3.25%, 01/30/31 (a)	200,000	163,066
2.55%, 04/01/32 (a)	200,000	147,906
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	250,000	221,345
4.55%, 10/01/29 (a)	100,000	88,911
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	50,000	40,567
4.13%, 05/15/29 (a)	75,000	65,221
4.05%, 07/01/30 (a)	275,000	232,738
2.50%, 08/16/31 (a)	150,000	109,989
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	92,096
Camden Property Trust
4.10%, 10/15/28 (a)	25,000	23,402
3.15%, 07/01/29 (a)	175,000	152,869
2.80%, 05/15/30 (a)	300,000	252,261
Corporate Office Properties LP
2.75%, 04/15/31 (a)	250,000	185,492
CubeSmart LP
2.25%, 12/15/28 (a)	175,000	142,373
4.38%, 02/15/29 (a)	75,000	69,551
3.00%, 02/15/30 (a)	75,000	62,478
2.00%, 02/15/31 (a)	125,000	94,026
2.50%, 02/15/32 (a)	125,000	94,333
Digital Realty Trust LP
4.45%, 07/15/28 (a)	250,000	234,882
3.60%, 07/01/29 (a)	175,000	153,541
Duke Realty LP
3.38%, 12/15/27 (a)	150,000	136,329
4.00%, 09/15/28 (a)	50,000	46,684
2.88%, 11/15/29 (a)	75,000	64,590
1.75%, 07/01/30 (a)	160,000	124,600
1.75%, 02/01/31 (a)	200,000	154,338
EPR Properties
4.95%, 04/15/28 (a)	150,000	129,295
3.75%, 08/15/29 (a)	125,000	96,408
3.60%, 11/15/31 (a)	100,000	71,495
ERP Operating LP
3.50%, 03/01/28 (a)	250,000	227,940
4.15%, 12/01/28 (a)	100,000	92,283
3.00%, 07/01/29 (a)	70,000	60,810
2.50%, 02/15/30 (a)	125,000	102,936
1.85%, 08/01/31 (a)	175,000	134,323
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	73,340
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Essex Portfolio LP
1.70%, 03/01/28 (a)	100,000	81,132
4.00%, 03/01/29 (a)	150,000	136,581
3.00%, 01/15/30 (a)	50,000	41,810
1.65%, 01/15/31 (a)	75,000	54,984
2.65%, 03/15/32 (a)	275,000	214,907
Extra Space Storage LP
2.55%, 06/01/31 (a)	175,000	135,243
2.35%, 03/15/32 (a)	175,000	129,302
Federal Realty Investment Trust
3.20%, 06/15/29 (a)	150,000	128,712
3.50%, 06/01/30 (a)	125,000	106,731
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	125,000	102,618
2.40%, 03/15/30 (a)	175,000	134,668
2.00%, 03/15/31 (a)	100,000	73,894
2.05%, 03/15/31 (a)	50,000	36,526
Healthpeak Properties, Inc.
2.13%, 12/01/28 (a)	100,000	82,316
3.50%, 07/15/29 (a)	175,000	154,381
3.00%, 01/15/30 (a)	190,000	159,326
2.88%, 01/15/31 (a)	125,000	102,153
Highwoods Realty LP
4.13%, 03/15/28 (a)	125,000	113,838
4.20%, 04/15/29 (a)	75,000	65,549
3.05%, 02/15/30 (a)	175,000	142,501
2.60%, 02/01/31 (a)	125,000	93,843
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	175,000	142,565
3.50%, 09/15/30 (a)	200,000	160,180
2.90%, 12/15/31 (a)	100,000	73,594
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	45,000	39,983
4.65%, 04/01/29 (a)	175,000	155,626
3.25%, 01/15/30 (a)	200,000	159,244
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	120,303
2.00%, 08/15/31 (a)	150,000	107,835
4.15%, 04/15/32 (a)	100,000	84,849
Kilroy Realty LP
4.25%, 08/15/29 (a)	70,000	61,949
3.05%, 02/15/30 (a)(c)	300,000	240,411
Kimco Realty Corp.
1.90%, 03/01/28 (a)	50,000	41,337
2.70%, 10/01/30 (a)	100,000	80,455
2.25%, 12/01/31 (a)	100,000	75,268
3.20%, 04/01/32 (a)	150,000	122,112
Lexington Realty Trust
2.70%, 09/15/30 (a)	175,000	135,215
Life Storage LP
3.88%, 12/15/27 (a)	145,000	133,068
4.00%, 06/15/29 (a)	105,000	93,496
2.20%, 10/15/30 (a)	150,000	114,432
2.40%, 10/15/31 (a)	150,000	113,100
LXP Industrial Trust
2.38%, 10/01/31 (a)	75,000	54,815
Mid-America Apartments LP
4.20%, 06/15/28 (a)	75,000	69,938
3.95%, 03/15/29 (a)	115,000	104,854
2.75%, 03/15/30 (a)	100,000	83,756
1.70%, 02/15/31 (a)	150,000	113,535
National Health Investors, Inc.
3.00%, 02/01/31 (a)	175,000	123,441

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Retail Properties, Inc.
3.50%, 10/15/27 (a)	200,000	180,032
4.30%, 10/15/28 (a)	50,000	45,978
2.50%, 04/15/30 (a)	125,000	100,895
Office Properties Income Trust
3.45%, 10/15/31 (a)	125,000	75,994
Omega Healthcare Investors, Inc.
4.75%, 01/15/28 (a)	150,000	138,669
3.63%, 10/01/29 (a)	150,000	122,548
3.38%, 02/01/31 (a)	175,000	134,405
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	200,000	146,190
Physicians Realty LP
3.95%, 01/15/28 (a)	150,000	135,916
2.63%, 11/01/31 (a)	75,000	57,076
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	125,000	97,476
2.75%, 04/01/32 (a)	100,000	71,650
Prologis LP
3.88%, 09/15/28 (a)	150,000	140,110
4.38%, 02/01/29 (a)	25,000	23,735
2.25%, 04/15/30 (a)	225,000	184,059
1.25%, 10/15/30 (a)	125,000	93,326
1.63%, 03/15/31 (a)	175,000	133,392
Public Storage
1.85%, 05/01/28 (a)	250,000	210,867
1.95%, 11/09/28 (a)	150,000	125,071
3.39%, 05/01/29 (a)	100,000	90,354
2.30%, 05/01/31 (a)	175,000	140,229
2.25%, 11/09/31 (a)	100,000	78,873
Realty Income Corp.
3.40%, 01/15/28 (a)	150,000	136,536
3.65%, 01/15/28 (a)	275,000	253,313
2.20%, 06/15/28 (a)	100,000	84,642
3.25%, 06/15/29 (a)	50,000	44,087
3.10%, 12/15/29 (a)	170,000	146,283
3.25%, 01/15/31 (a)	150,000	127,734
Regency Centers LP
4.13%, 03/15/28 (a)	75,000	69,086
2.95%, 09/15/29 (a)	50,000	41,499
3.70%, 06/15/30 (a)	100,000	86,345
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	125,000	108,808
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	75,000	57,278
2.15%, 09/01/31 (a)	100,000	75,027
Sabra Health Care LP
3.90%, 10/15/29 (a)	140,000	114,737
3.20%, 12/01/31 (a)	200,000	149,244
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	125,000	94,031
2.85%, 01/15/32 (a)	50,000	37,441
Simon Property Group LP
3.38%, 12/01/27 (a)	150,000	136,063
1.75%, 02/01/28 (a)	200,000	166,154
2.45%, 09/13/29 (a)	425,000	346,864
2.65%, 07/15/30 (a)	225,000	182,335
2.20%, 02/01/31 (a)	150,000	115,268
2.25%, 01/15/32 (a)	225,000	169,481
2.65%, 02/01/32 (a)	125,000	97,716
Spirit Realty LP
2.10%, 03/15/28 (a)	50,000	39,932
4.00%, 07/15/29 (a)	175,000	151,543
3.40%, 01/15/30 (a)	175,000	143,260
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 02/15/31 (a)	100,000	78,599
2.70%, 02/15/32 (a)	100,000	72,349
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	67,170
4.63%, 03/15/29 (a)	75,000	72,418
2.75%, 11/18/30 (a)	250,000	220,680
2.70%, 12/01/31 (a)	100,000	86,622
Sun Communities Operating LP
2.30%, 11/01/28 (a)	75,000	60,495
2.70%, 07/15/31 (a)	250,000	189,445
4.20%, 04/15/32 (a)	225,000	189,490
Tanger Properties LP
2.75%, 09/01/31 (a)	200,000	143,008
UDR, Inc.
3.50%, 01/15/28 (a)	50,000	44,577
4.40%, 01/26/29 (a)	125,000	115,765
3.20%, 01/15/30 (a)	175,000	147,793
3.00%, 08/15/31 (a)	125,000	100,281
Ventas Realty LP
4.00%, 03/01/28 (a)	296,000	272,216
4.40%, 01/15/29 (a)	200,000	184,686
3.00%, 01/15/30 (a)	145,000	120,650
4.75%, 11/15/30 (a)	50,000	46,288
2.50%, 09/01/31 (a)	150,000	116,594
Vornado Realty LP
3.40%, 06/01/31 (a)	150,000	115,070
Welltower, Inc.
4.25%, 04/15/28 (a)	300,000	279,618
2.05%, 01/15/29 (a)	75,000	60,206
4.13%, 03/15/29 (a)	100,000	90,979
3.10%, 01/15/30 (a)	150,000	125,140
2.75%, 01/15/31 (a)	100,000	79,089
2.80%, 06/01/31 (a)	250,000	198,705
2.75%, 01/15/32 (a)	150,000	117,332
3.85%, 06/15/32 (a)	175,000	149,865
WP Carey, Inc.
3.85%, 07/15/29 (a)	130,000	114,897
2.40%, 02/01/31 (a)	100,000	76,920
2.45%, 02/01/32 (a)	75,000	55,882
		21,546,515
		147,820,016

Industrial 55.7%
Basic Industry 2.8%
Air Products and Chemicals, Inc.
2.05%, 05/15/30 (a)	50,000	40,995
Albemarle Corp.
5.05%, 06/01/32 (a)	150,000	139,608
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	162,952
3.75%, 10/01/30 (a)	200,000	156,464
ArcelorMittal S.A.
4.25%, 07/16/29 (c)	100,000	89,750
Cabot Corp.
4.00%, 07/01/29 (a)	75,000	65,970
5.00%, 06/30/32 (a)	225,000	203,674
Celanese US Holdings LLC
6.33%, 07/15/29 (a)	250,000	233,622
6.38%, 07/15/32 (a)	250,000	232,362
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	174,374

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dow Chemical Co.
4.80%, 11/30/28 (a)	90,000	85,905
7.38%, 11/01/29	200,000	218,610
2.10%, 11/15/30 (a)	250,000	192,167
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	570,000	544,150
Eastman Chemical Co.
4.50%, 12/01/28 (a)	138,000	127,542
Ecolab, Inc.
3.25%, 12/01/27 (a)	25,000	23,312
4.80%, 03/24/30 (a)	125,000	122,426
1.30%, 01/30/31 (a)	150,000	112,995
2.13%, 02/01/32 (a)	300,000	238,107
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	200,000	163,786
FMC Corp.
3.45%, 10/01/29 (a)	150,000	128,951
Freeport-McMoRan, Inc.
4.13%, 03/01/28 (a)	200,000	179,666
4.38%, 08/01/28 (a)	150,000	135,963
5.25%, 09/01/29 (a)	150,000	139,521
4.25%, 03/01/30 (a)	200,000	171,630
4.63%, 08/01/30 (a)	225,000	198,817
Georgia-Pacific LLC
8.88%, 05/15/31	125,000	152,584
Huntsman International LLC
4.50%, 05/01/29 (a)	250,000	220,562
2.95%, 06/15/31 (a)	125,000	94,630
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	125,000	115,189
Linde, Inc.
1.10%, 08/10/30 (a)	150,000	113,532
LYB International Finance III LLC
2.25%, 10/01/30 (a)	150,000	116,706
Mosaic Co.
4.05%, 11/15/27 (a)	200,000	186,906
NewMarket Corp.
2.70%, 03/18/31 (a)	225,000	172,818
Newmont Corp.
2.80%, 10/01/29 (a)	125,000	104,011
2.25%, 10/01/30 (a)	275,000	213,403
2.60%, 07/15/32 (a)	300,000	228,528
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	92,375
2.70%, 06/01/30 (a)	100,000	82,262
3.13%, 04/01/32 (a)	100,000	82,023
Nutrien Ltd.
4.20%, 04/01/29 (a)	100,000	93,091
2.95%, 05/13/30 (a)	100,000	83,874
Packaging Corp. of America
3.40%, 12/15/27 (a)	80,000	72,972
3.00%, 12/15/29 (a)	210,000	177,675
PPG Industries, Inc.
3.75%, 03/15/28 (a)	175,000	162,365
2.80%, 08/15/29 (a)	125,000	107,498
Rayonier LP
2.75%, 05/17/31 (a)	150,000	117,629
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	100,000	76,263
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	325,000	354,042
Rohm & Haas Co.
7.85%, 07/15/29	225,000	251,566
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RPM International, Inc.
4.55%, 03/01/29 (a)	125,000	114,245
2.95%, 01/15/32 (a)	75,000	58,214
Sherwin-Williams Co.
2.95%, 08/15/29 (a)	135,000	115,691
2.30%, 05/15/30 (a)	100,000	80,191
2.20%, 03/15/32 (a)	250,000	189,618
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	50,000	41,090
3.45%, 04/15/30 (a)	175,000	147,999
3.25%, 01/15/31 (a)	100,000	81,818
Suzano Austria GmbH
2.50%, 09/15/28 (a)	125,000	97,476
6.00%, 01/15/29 (a)	500,000	467,725
5.00%, 01/15/30 (a)	300,000	259,830
3.75%, 01/15/31 (a)	200,000	156,416
3.13%, 01/15/32 (a)	225,000	161,289
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	170,466
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	425,000	343,948
WestRock MWV LLC
8.20%, 01/15/30	75,000	83,995
7.95%, 02/15/31	50,000	55,703
Weyerhaeuser Co.
6.95%, 10/01/27	75,000	79,807
4.00%, 11/15/29 (a)	200,000	180,034
4.00%, 04/15/30 (a)	175,000	154,936
7.38%, 03/15/32	225,000	243,974
WRKCo, Inc.
3.38%, 09/15/27 (a)	125,000	113,165
4.00%, 03/15/28 (a)	75,000	69,335
3.90%, 06/01/28 (a)	350,000	321,923
4.90%, 03/15/29 (a)	125,000	119,430
4.20%, 06/01/32 (a)	100,000	88,002
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	225,000	166,583
		11,918,726
Capital Goods 5.9%
3M Co.
2.88%, 10/15/27 (a)	200,000	180,036
3.63%, 09/14/28 (a)	100,000	91,995
3.38%, 03/01/29 (a)	150,000	133,920
2.38%, 08/26/29 (a)	500,000	411,275
3.05%, 04/15/30 (a)	100,000	85,488
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	75,000	55,623
Allegion PLC
3.50%, 10/01/29 (a)	250,000	212,150
Allegion US Holding Co., Inc.
5.41%, 07/01/32 (a)	100,000	93,256
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	190,000	176,806
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	300,000	239,163
Amphenol Corp.
4.35%, 06/01/29 (a)	100,000	94,723
2.80%, 02/15/30 (a)	300,000	252,717
2.20%, 09/15/31 (a)	150,000	116,493
AptarGroup, Inc.
3.60%, 03/15/32 (a)	125,000	103,010

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Avery Dennison Corp.
4.88%, 12/06/28 (a)	145,000	140,334
2.65%, 04/30/30 (a)	75,000	60,139
2.25%, 02/15/32 (a)	150,000	111,239
Boeing Co.
3.25%, 02/01/28 (a)	150,000	130,890
3.25%, 03/01/28 (a)	140,000	121,793
3.45%, 11/01/28 (a)	425,000	368,726
3.20%, 03/01/29 (a)	270,000	226,084
2.95%, 02/01/30 (a)	270,000	217,866
5.15%, 05/01/30 (a)	925,000	856,883
3.63%, 02/01/31 (a)	325,000	269,789
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	250,000	227,902
2.75%, 03/01/30 (a)	75,000	61,339
2.20%, 03/01/32 (a)	225,000	166,936
Carrier Global Corp.
2.72%, 02/15/30 (a)	500,000	413,315
2.70%, 02/15/31 (a)(e)	150,000	120,900
Caterpillar, Inc.
2.60%, 09/19/29 (a)	105,000	90,882
2.60%, 04/09/30 (a)	150,000	128,042
1.90%, 03/12/31 (a)	200,000	160,620
CNH Industrial NV
3.85%, 11/15/27 (a)	90,000	82,340
Deere & Co.
5.38%, 10/16/29	50,000	51,286
3.10%, 04/15/30 (a)	350,000	313,239
7.13%, 03/03/31	50,000	57,204
Dover Corp.
2.95%, 11/04/29 (a)	125,000	107,733
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	109,790
Emerson Electric Co.
1.80%, 10/15/27 (a)	150,000	129,966
2.00%, 12/21/28 (a)	250,000	212,075
1.95%, 10/15/30 (a)	200,000	159,706
2.20%, 12/21/31 (a)	200,000	160,104
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	124,106
2.80%, 01/15/32 (a)	150,000	107,585
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	175,000	145,287
4.00%, 03/25/32 (a)	100,000	83,502
GE Capital Funding LLC
4.55%, 05/15/32 (a)	300,000	278,694
General Dynamics Corp.
2.63%, 11/15/27 (a)	100,000	89,633
3.75%, 05/15/28 (a)	200,000	188,288
3.63%, 04/01/30 (a)	375,000	344,066
2.25%, 06/01/31 (a)	100,000	81,807
General Electric Co.
6.75%, 03/15/32	550,000	594,929
Honeywell International, Inc.
2.70%, 08/15/29 (a)	275,000	242,030
1.95%, 06/01/30 (a)	225,000	184,673
1.75%, 09/01/31 (a)	300,000	234,624
Hubbell, Inc.
3.50%, 02/15/28 (a)	125,000	114,739
2.30%, 03/15/31 (a)	75,000	60,146
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	44,836
2.04%, 08/16/28 (a)	275,000	224,375
4.20%, 05/01/30 (a)	175,000	155,855
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDEX Corp.
3.00%, 05/01/30 (a)	125,000	105,309
2.63%, 06/15/31 (a)	125,000	100,849
John Deere Capital Corp.
3.05%, 01/06/28	100,000	92,052
1.50%, 03/06/28	150,000	126,824
3.45%, 03/07/29	20,000	18,441
3.35%, 04/18/29	200,000	182,582
2.80%, 07/18/29	165,000	144,900
2.45%, 01/09/30	190,000	160,145
1.45%, 01/15/31	275,000	210,840
2.00%, 06/17/31	200,000	158,628
4.35%, 09/15/32	100,000	95,211
Johnson Controls International plc
1.75%, 09/15/30 (a)	125,000	97,254
2.00%, 09/16/31 (a)	150,000	113,808
Kennametal, Inc.
4.63%, 06/15/28 (a)	150,000	139,230
2.80%, 03/01/31 (a)	75,000	56,717
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	475,000	448,027
2.90%, 12/15/29 (a)	100,000	84,562
1.80%, 01/15/31 (a)	225,000	168,358
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	150,000	135,336
4.40%, 03/15/29 (a)	125,000	116,161
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	50,000	40,684
3.90%, 06/15/32 (a)	200,000	185,366
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	272,000	251,187
2.50%, 03/15/30 (a)	125,000	100,604
2.40%, 07/15/31 (a)	175,000	136,020
Masco Corp.
3.50%, 11/15/27 (a)	200,000	181,180
2.00%, 10/01/30 (a)	175,000	131,905
2.00%, 02/15/31 (a)	100,000	75,117
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	190,000	158,623
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	415,000	378,389
4.40%, 05/01/30 (a)	225,000	212,719
nVent Finance Sarl
4.55%, 04/15/28 (a)	165,000	148,678
2.75%, 11/15/31 (a)	100,000	74,338
Oshkosh Corp.
4.60%, 05/15/28 (a)	125,000	115,554
3.10%, 03/01/30 (a)	125,000	100,874
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	420,000	344,366
Owens Corning
3.88%, 06/01/30 (a)	225,000	197,140
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	225,000	198,461
4.50%, 09/15/29 (a)	275,000	260,576
Pentair Finance Sarl
4.50%, 07/01/29 (a)	150,000	135,665
5.90%, 07/15/32 (a)	100,000	95,591
Raytheon Technologies Corp.
4.13%, 11/16/28 (a)	775,000	725,733
7.50%, 09/15/29	100,000	112,381
2.25%, 07/01/30 (a)	225,000	182,194
1.90%, 09/01/31 (a)	375,000	286,965
2.38%, 03/15/32 (a)	325,000	256,253

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic Services, Inc.
3.38%, 11/15/27 (a)	65,000	59,618
3.95%, 05/15/28 (a)	275,000	258,192
2.30%, 03/01/30 (a)	50,000	41,152
1.45%, 02/15/31 (a)	175,000	130,870
1.75%, 02/15/32 (a)	250,000	186,897
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	46,039
1.75%, 08/15/31 (a)	100,000	76,882
Roper Technologies, Inc.
4.20%, 09/15/28 (a)	150,000	140,452
2.95%, 09/15/29 (a)	275,000	232,243
2.00%, 06/30/30 (a)	100,000	76,900
1.75%, 02/15/31 (a)	225,000	166,624
Sonoco Products Co.
3.13%, 05/01/30 (a)	160,000	133,611
2.85%, 02/01/32 (a)	100,000	79,507
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	150,000	141,969
2.30%, 03/15/30 (a)	225,000	182,675
3.00%, 05/15/32 (a)	100,000	82,123
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	100,000	83,739
2.75%, 04/01/31 (a)	300,000	236,931
Textron, Inc.
3.38%, 03/01/28 (a)	225,000	200,153
3.90%, 09/17/29 (a)	150,000	133,575
3.00%, 06/01/30 (a)	100,000	82,717
2.45%, 03/15/31 (a)	100,000	77,506
Timken Co.
4.50%, 12/15/28 (a)	225,000	208,100
4.13%, 04/01/32 (a)	50,000	43,643
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	125,000	116,583
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	165,000	148,564
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	150,000	134,576
Vontier Corp.
2.40%, 04/01/28 (a)	225,000	175,639
2.95%, 04/01/31 (a)	200,000	144,272
Vulcan Materials Co.
3.50%, 06/01/30 (a)	125,000	107,284
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	70,886
3.50%, 05/01/29 (a)	200,000	179,868
2.60%, 02/01/30 (a)	50,000	41,802
2.20%, 01/15/32 (a)	175,000	136,202
3.20%, 06/01/32 (a)	100,000	84,044
Waste Management, Inc.
3.15%, 11/15/27 (a)	305,000	280,277
1.15%, 03/15/28 (a)	150,000	122,732
2.00%, 06/01/29 (a)	575,000	475,266
1.50%, 03/15/31 (a)	150,000	114,101
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/28 (a)(f)	425,000	395,594
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	84,896
2.25%, 01/30/31 (a)	225,000	180,112
		24,739,565
Communications 8.7%
Activision Blizzard, Inc.
1.35%, 09/15/30 (a)	225,000	170,854
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	200,000	180,028
2.88%, 05/07/30 (a)	400,000	335,980
4.70%, 07/21/32 (a)	200,000	187,946
American Tower Corp.
3.60%, 01/15/28 (a)	100,000	89,104
1.50%, 01/31/28 (a)	250,000	200,468
3.95%, 03/15/29 (a)	225,000	201,499
3.80%, 08/15/29 (a)	375,000	329,876
2.90%, 01/15/30 (a)	135,000	111,159
2.10%, 06/15/30 (a)	200,000	153,382
1.88%, 10/15/30 (a)	150,000	111,638
2.70%, 04/15/31 (a)	125,000	98,251
2.30%, 09/15/31 (a)	275,000	205,884
4.05%, 03/15/32 (a)	275,000	237,350
AT&T, Inc.
1.65%, 02/01/28 (a)	550,000	452,881
4.10%, 02/15/28 (a)	525,000	490,581
4.35%, 03/01/29 (a)	625,000	584,669
4.30%, 02/15/30 (a)	925,000	846,782
2.75%, 06/01/31 (a)	750,000	602,835
2.25%, 02/01/32 (a)	775,000	587,062
Bell Canada
2.15%, 02/15/32 (a)	150,000	114,297
British Telecommunications PLC
5.13%, 12/04/28 (a)	300,000	282,282
9.63%, 12/15/30 (f)	675,000	782,440
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	345,000	306,005
4.20%, 03/15/28 (a)	350,000	316,473
2.25%, 01/15/29 (a)	200,000	156,628
5.05%, 03/30/29 (a)	375,000	345,394
2.80%, 04/01/31 (a)	475,000	361,057
2.30%, 02/01/32 (a)	250,000	178,610
Comcast Corp.
3.15%, 02/15/28 (a)	475,000	431,765
3.55%, 05/01/28 (a)	150,000	137,939
4.15%, 10/15/28 (a)	642,000	606,613
2.65%, 02/01/30 (a)	525,000	439,997
3.40%, 04/01/30 (a)	500,000	440,630
4.25%, 10/15/30 (a)	475,000	440,320
1.95%, 01/15/31 (a)	350,000	272,230
1.50%, 02/15/31 (a)	325,000	243,750
Crown Castle International Corp.
3.80%, 02/15/28 (a)	75,000	68,003
4.30%, 02/15/29 (a)	225,000	206,586
3.10%, 11/15/29 (a)	250,000	210,133
3.30%, 07/01/30 (a)	250,000	209,938
2.25%, 01/15/31 (a)	250,000	191,250
2.10%, 04/01/31 (a)	225,000	169,081
2.50%, 07/15/31 (a)	240,000	185,647
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	900,000	1,032,804
9.25%, 06/01/32	100,000	123,066
Discovery Communications LLC
3.95%, 03/20/28 (a)	300,000	263,490
4.13%, 05/15/29 (a)	550,000	471,680
3.63%, 05/15/30 (a)	275,000	227,381
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	200,000	154,340
Fox Corp.
4.71%, 01/25/29 (a)	450,000	423,828
3.50%, 04/08/30 (a)	100,000	85,933

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	125,000	116,068
4.75%, 03/30/30 (a)	250,000	230,297
2.40%, 03/01/31 (a)	200,000	150,806
Koninklijke KPN N.V.
8.38%, 10/01/30	150,000	165,819
Magallanes, Inc.
4.05%, 03/15/29 (a)(e)	250,000	216,375
4.28%, 03/15/32 (a)(e)	1,325,000	1,091,932
Meta Platforms, Inc.
3.85%, 08/15/32 (a)(e)	700,000	617,099
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	225,000	180,824
4.20%, 06/01/30 (a)	125,000	113,466
2.60%, 08/01/31 (a)	150,000	117,653
Orange S.A.
9.00%, 03/01/31	625,000	750,894
Rogers Communications, Inc.
3.80%, 03/15/32 (a)(e)	500,000	432,060
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	125,000	108,866
TCI Communications, Inc.
7.13%, 02/15/28	300,000	323,838
Telefonica Europe BV
8.25%, 09/15/30	300,000	325,962
TELUS Corp.
3.40%, 05/13/32 (a)	200,000	166,912
T-Mobile USA, Inc.
4.75%, 02/01/28 (a)	600,000	567,684
2.05%, 02/15/28 (a)	350,000	290,580
2.63%, 02/15/29 (a)	200,000	165,358
2.40%, 03/15/29 (a)	250,000	204,675
3.38%, 04/15/29 (a)	550,000	475,766
3.88%, 04/15/30 (a)	1,900,000	1,685,148
2.55%, 02/15/31 (a)	625,000	495,612
2.88%, 02/15/31 (a)	100,000	80,411
3.50%, 04/15/31 (a)	700,000	591,059
2.25%, 11/15/31 (a)	275,000	208,337
2.70%, 03/15/32 (a)	350,000	274,295
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	150,000	167,144
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	600,000	506,748
4.33%, 09/21/28	1,135,000	1,069,147
3.88%, 02/08/29 (a)	125,000	114,211
4.02%, 12/03/29 (a)	1,100,000	998,822
3.15%, 03/22/30 (a)	275,000	233,838
1.50%, 09/18/30 (a)	325,000	244,488
1.68%, 10/30/30 (a)	350,000	262,839
7.75%, 12/01/30	250,000	283,147
1.75%, 01/20/31 (a)	625,000	469,300
2.55%, 03/21/31 (a)	1,125,000	898,639
2.36%, 03/15/32 (a)	1,300,000	1,001,130
ViacomCBS, Inc.
3.38%, 02/15/28 (a)	150,000	133,488
3.70%, 06/01/28 (a)	275,000	246,471
4.20%, 06/01/29 (a)	100,000	88,094
7.88%, 07/30/30	325,000	342,966
4.95%, 01/15/31 (a)	375,000	331,042
4.20%, 05/19/32 (a)	100,000	81,184
Vodafone Group PLC
4.38%, 05/30/28	800,000	754,640
7.88%, 02/15/30	125,000	137,114
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Walt Disney Co.
2.20%, 01/13/28	500,000	436,130
2.00%, 09/01/29 (a)	350,000	286,265
3.80%, 03/22/30	425,000	387,443
2.65%, 01/13/31	500,000	413,520
Weibo Corp.
3.38%, 07/08/30 (a)	250,000	185,883
		36,279,308
Consumer Cyclical 7.3%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	50,000	41,197
3.90%, 04/15/30 (a)	150,000	129,381
3.50%, 03/15/32 (a)	225,000	180,081
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	500,000	449,370
2.13%, 02/09/31 (a)	425,000	327,526
Amazon.com, Inc.
1.65%, 05/12/28 (a)	575,000	489,083
3.45%, 04/13/29 (a)	350,000	323,914
1.50%, 06/03/30 (a)	550,000	434,846
2.10%, 05/12/31 (a)	750,000	608,872
3.60%, 04/13/32 (a)	650,000	590,564
American Honda Finance Corp.
3.50%, 02/15/28	191,000	175,777
2.25%, 01/12/29	150,000	126,246
1.80%, 01/13/31	225,000	174,863
Aptiv PLC
4.35%, 03/15/29 (a)	50,000	45,202
3.25%, 03/01/32 (a)	225,000	178,864
AutoNation, Inc.
3.80%, 11/15/27 (a)	125,000	111,013
1.95%, 08/01/28 (a)	100,000	78,725
4.75%, 06/01/30 (a)	75,000	66,077
2.40%, 08/01/31 (a)	225,000	159,883
3.85%, 03/01/32 (a)	75,000	59,743
AutoZone, Inc.
3.75%, 04/18/29 (a)	300,000	271,134
4.00%, 04/15/30 (a)	150,000	135,060
1.65%, 01/15/31 (a)	150,000	111,693
4.75%, 08/01/32 (a)	100,000	94,026
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	46,898
1.95%, 10/01/30 (a)	250,000	187,280
Block Financial LLC
2.50%, 07/15/28 (a)	200,000	165,696
3.88%, 08/15/30 (a)	250,000	213,707
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	75,000	68,598
4.63%, 04/13/30 (a)	400,000	376,904
CBRE Services, Inc.
2.50%, 04/01/31 (a)	225,000	171,711
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	130,000	109,580
3.70%, 01/15/31 (a)	150,000	124,136
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	425,000	342,367
1.75%, 04/20/32 (a)	250,000	193,195
Cummins, Inc.
1.50%, 09/01/30 (a)	225,000	173,570
Daimler Finance North America LLC
8.50%, 01/18/31	400,000	477,908
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	225,000	171,560

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dollar General Corp.
4.63%, 11/01/27 (a)	200,000	194,852
4.13%, 05/01/28 (a)	50,000	47,286
3.50%, 04/03/30 (a)	300,000	263,490
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	275,000	256,391
2.65%, 12/01/31 (a)	150,000	117,798
DR Horton, Inc.
1.40%, 10/15/27 (a)	100,000	80,917
eBay, Inc.
2.70%, 03/11/30 (a)	325,000	265,119
2.60%, 05/10/31 (a)	100,000	78,215
Expedia Group, Inc.
3.80%, 02/15/28 (a)	375,000	333,277
3.25%, 02/15/30 (a)	275,000	223,424
2.95%, 03/15/31 (a)(c)	250,000	193,575
General Motors Co.
4.20%, 10/01/27 (a)	175,000	160,760
6.80%, 10/01/27 (a)	250,000	253,080
5.00%, 10/01/28 (a)	430,000	396,344
5.40%, 10/15/29 (a)	300,000	277,350
General Motors Financial Co., Inc.
2.40%, 04/10/28 (a)	375,000	301,039
2.40%, 10/15/28 (a)	250,000	198,002
5.65%, 01/17/29 (a)	100,000	94,820
3.60%, 06/21/30 (a)	500,000	405,875
2.35%, 01/08/31 (a)	225,000	163,755
2.70%, 06/10/31 (a)	275,000	203,021
3.10%, 01/12/32 (a)	325,000	244,858
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	93,059
2.75%, 02/01/32 (a)	100,000	77,739
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	155,000	146,131
5.30%, 01/15/29 (a)	200,000	182,020
4.00%, 01/15/30 (a)	275,000	229,779
4.00%, 01/15/31 (a)	175,000	143,302
3.25%, 01/15/32 (a)	225,000	169,430
Home Depot, Inc.
0.90%, 03/15/28 (a)	250,000	203,805
1.50%, 09/15/28 (a)	200,000	166,402
3.90%, 12/06/28 (a)	350,000	332,626
2.95%, 06/15/29 (a)	319,000	282,331
2.70%, 04/15/30 (a)	350,000	299,593
1.38%, 03/15/31 (a)	350,000	264,680
1.88%, 09/15/31 (a)	225,000	175,037
3.25%, 04/15/32 (a)	375,000	325,556
4.50%, 09/15/32 (a)	300,000	287,280
Honda Motor Co., Ltd.
2.97%, 03/10/32 (a)	250,000	211,452
Hyatt Hotels Corp.
4.38%, 09/15/28 (a)	160,000	144,402
6.00%, 04/23/30 (a)	150,000	145,250
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	173,502
Kohl's Corp.
3.38%, 05/01/31 (a)	250,000	154,130
Lear Corp.
3.80%, 09/15/27 (a)	160,000	146,195
4.25%, 05/15/29 (a)	25,000	22,090
3.50%, 05/30/30 (a)	225,000	184,059
Lennar Corp.
4.75%, 11/29/27 (a)	225,000	208,534
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	150,000	121,769
1.70%, 09/15/28 (a)	150,000	122,699
6.50%, 03/15/29	97,000	102,656
3.65%, 04/05/29 (a)	400,000	361,136
4.50%, 04/15/30 (a)	350,000	327,803
1.70%, 10/15/30 (a)	375,000	283,657
2.63%, 04/01/31 (a)	600,000	482,634
3.75%, 04/01/32 (a)	350,000	302,939
Magna International, Inc.
2.45%, 06/15/30 (a)	225,000	182,587
Marriott International Inc/MD
5.00%, 10/15/27 (a)	200,000	193,466
Marriott International, Inc.
4.00%, 04/15/28 (a)	125,000	113,366
4.65%, 12/01/28 (a)	225,000	209,749
4.63%, 06/15/30 (a)	225,000	204,039
2.85%, 04/15/31 (a)	50,000	39,304
McDonald's Corp.
3.80%, 04/01/28 (a)	250,000	235,062
2.63%, 09/01/29 (a)	500,000	428,410
2.13%, 03/01/30 (a)	100,000	81,726
3.60%, 07/01/30 (a)	100,000	90,214
4.60%, 09/09/32 (a)	225,000	215,287
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	150,000	116,234
2.50%, 01/15/31 (a)	150,000	100,988
NIKE, Inc.
2.85%, 03/27/30 (a)	350,000	304,794
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	163,464
O'Reilly Automotive, Inc.
4.35%, 06/01/28 (a)	200,000	190,618
3.90%, 06/01/29 (a)	150,000	136,913
4.20%, 04/01/30 (a)	125,000	114,344
4.70%, 06/15/32 (a)	250,000	234,755
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	125,000	105,380
Ross Stores, Inc.
1.88%, 04/15/31 (a)	175,000	130,928
Starbucks Corp.
3.50%, 03/01/28 (a)	75,000	69,751
4.00%, 11/15/28 (a)	136,000	127,874
3.55%, 08/15/29 (a)	375,000	339,034
2.25%, 03/12/30 (a)	175,000	141,899
2.55%, 11/15/30 (a)	355,000	289,964
3.00%, 02/14/32 (a)	325,000	269,740
Tapestry, Inc.
3.05%, 03/15/32 (a)	200,000	149,972
Target Corp.
3.38%, 04/15/29 (a)	200,000	183,922
2.35%, 02/15/30 (a)	150,000	125,393
2.65%, 09/15/30 (a)	150,000	126,669
4.50%, 09/15/32 (a)	300,000	286,164
TJX Cos., Inc.
1.15%, 05/15/28 (a)	225,000	183,703
3.88%, 04/15/30 (a)	150,000	137,876
1.60%, 05/15/31 (a)	50,000	37,853
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	150,000	131,804
3.80%, 11/01/29 (a)	125,000	101,725
Toyota Motor Corp.
3.67%, 07/20/28	150,000	140,684
2.76%, 07/02/29	100,000	87,813

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toyota Motor Credit Corp.
3.05%, 01/11/28	150,000	136,788
1.90%, 04/06/28	250,000	213,392
3.65%, 01/08/29	125,000	115,931
2.15%, 02/13/30	300,000	247,440
3.38%, 04/01/30	250,000	223,687
1.65%, 01/10/31	150,000	115,863
1.90%, 09/12/31	200,000	155,130
2.40%, 01/13/32	150,000	120,755
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	93,785
VF Corp.
2.95%, 04/23/30 (a)	225,000	185,447
VICI Properties LP
4.75%, 02/15/28 (a)	200,000	184,256
4.95%, 02/15/30 (a)	200,000	181,496
5.13%, 05/15/32 (a)	500,000	444,285
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 (a)	100,000	84,375
Walmart, Inc.
3.70%, 06/26/28 (a)	350,000	332,979
1.50%, 09/22/28 (a)	300,000	251,115
3.25%, 07/08/29 (a)	275,000	252,268
2.38%, 09/24/29 (a)	325,000	280,686
7.55%, 02/15/30	50,000	58,528
1.80%, 09/22/31 (a)	375,000	299,122
4.15%, 09/09/32 (a)	300,000	287,577
		30,601,548
Consumer Non-Cyclical 13.4%
Abbott Laboratories
1.15%, 01/30/28 (a)	125,000	104,764
1.40%, 06/30/30 (a)	200,000	156,800
AbbVie, Inc.
4.25%, 11/14/28 (a)	500,000	470,955
3.20%, 11/21/29 (a)	1,400,000	1,229,438
Adventist Health System
2.95%, 03/01/29 (a)	75,000	64,940
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	130,000	121,765
2.21%, 06/15/30 (a)	100,000	81,590
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	100,000	84,093
2.10%, 06/04/30 (a)	50,000	39,293
2.30%, 03/12/31 (a)	150,000	117,612
Ahold Finance USA LLC
6.88%, 05/01/29	125,000	132,055
Altria Group, Inc.
4.80%, 02/14/29 (a)	500,000	461,835
3.40%, 05/06/30 (a)	175,000	142,328
2.45%, 02/04/32 (a)	500,000	354,500
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	200,000	183,910
2.80%, 05/15/30 (a)	150,000	124,523
2.70%, 03/15/31 (a)	200,000	160,934
Amgen, Inc.
3.20%, 11/02/27 (a)	300,000	275,340
1.65%, 08/15/28 (a)	200,000	165,022
3.00%, 02/22/29 (a)	250,000	219,137
4.05%, 08/18/29 (a)	400,000	368,584
2.45%, 02/21/30 (a)	200,000	165,376
2.30%, 02/25/31 (a)	425,000	339,141
2.00%, 01/15/32 (a)	350,000	267,743
3.35%, 02/22/32 (a)	200,000	171,090
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	600,000	570,072
4.75%, 01/23/29 (a)	1,145,000	1,117,715
3.50%, 06/01/30 (a)	400,000	357,592
4.90%, 01/23/31 (a)	300,000	294,051
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	200,000	178,750
2.90%, 03/01/32 (a)	150,000	126,885
Ascension Health
2.53%, 11/15/29 (a)	250,000	211,710
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	150,000	126,440
2.25%, 05/28/31 (a)	150,000	122,348
AstraZeneca PLC
4.00%, 01/17/29 (a)	400,000	379,720
1.38%, 08/06/30 (a)	250,000	193,672
Banner Health
2.34%, 01/01/30 (a)	75,000	61,734
1.90%, 01/01/31 (a)	100,000	77,647
BAT Capital Corp.
2.26%, 03/25/28 (a)	475,000	378,599
3.46%, 09/06/29 (a)	175,000	141,859
4.91%, 04/02/30 (a)	275,000	243,204
2.73%, 03/25/31 (a)	275,000	203,588
4.74%, 03/16/32 (a)	325,000	273,416
BAT International Finance PLC
4.45%, 03/16/28 (a)	250,000	223,215
Baxter International, Inc.
2.27%, 12/01/28 (a)	450,000	371,970
3.95%, 04/01/30 (a)	125,000	112,334
1.73%, 04/01/31 (a)	100,000	74,400
2.54%, 02/01/32 (a)	400,000	311,688
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	75,000	57,808
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	200,000	168,074
1.96%, 02/11/31 (a)	100,000	77,406
4.30%, 08/22/32 (a)	150,000	137,129
Biogen, Inc.
2.25%, 05/01/30 (a)	400,000	316,456
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	200,000	168,656
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	125,000	111,240
2.10%, 06/01/31 (a)	100,000	78,193
Boston Scientific Corp.
4.00%, 03/01/28 (a)	100,000	95,138
2.65%, 06/01/30 (a)	225,000	187,351
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	335,000	280,824
3.45%, 11/15/27 (a)	100,000	94,193
3.90%, 02/20/28 (a)	325,000	310,108
3.40%, 07/26/29 (a)	625,000	568,300
1.45%, 11/13/30 (a)	400,000	309,308
2.95%, 03/15/32 (a)	425,000	365,173
Brunswick Corp.
2.40%, 08/18/31 (a)	225,000	157,057
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	325,000	255,648
Campbell Soup Co.
4.15%, 03/15/28 (a)	175,000	164,336
2.38%, 04/24/30 (a)	150,000	119,778
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	100,000	80,207

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CHRISTUS Health
4.34%, 07/01/28 (a)	100,000	93,491
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	150,000	118,242
Cigna Corp.
3.05%, 10/15/27 (a)	250,000	224,565
4.38%, 10/15/28 (a)	875,000	826,665
2.40%, 03/15/30 (a)	300,000	245,160
2.38%, 03/15/31 (a)	400,000	318,752
Clorox Co.
3.10%, 10/01/27 (a)	200,000	182,476
3.90%, 05/15/28 (a)	50,000	47,232
4.40%, 05/01/29 (a)	200,000	189,418
1.80%, 05/15/30 (a)	100,000	77,279
4.60%, 05/01/32 (a)	200,000	187,864
Coca-Cola Co.
1.50%, 03/05/28	150,000	128,238
1.00%, 03/15/28 (c)	650,000	536,191
2.13%, 09/06/29	175,000	147,770
3.45%, 03/25/30	250,000	228,282
1.65%, 06/01/30	400,000	319,160
2.00%, 03/05/31	175,000	141,684
1.38%, 03/15/31	325,000	248,560
2.25%, 01/05/32	500,000	407,695
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	350,000	301,007
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	200,000	178,792
CommonSpirit Health
3.35%, 10/01/29 (a)	245,000	206,435
2.78%, 10/01/30 (a)	250,000	200,077
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	250,000	202,302
7.00%, 10/01/28	200,000	207,564
4.85%, 11/01/28 (a)	200,000	189,036
8.25%, 09/15/30	175,000	195,415
Constellation Brands, Inc.
3.60%, 02/15/28 (a)	250,000	228,637
4.65%, 11/15/28 (a)	125,000	118,449
3.15%, 08/01/29 (a)	75,000	64,620
2.88%, 05/01/30 (a)	125,000	103,781
2.25%, 08/01/31 (a)	200,000	153,704
4.75%, 05/09/32 (a)	400,000	374,960
CVS Health Corp.
4.30%, 03/25/28 (a)	1,257,000	1,189,675
3.25%, 08/15/29 (a)	450,000	394,209
3.75%, 04/01/30 (a)	350,000	311,979
1.75%, 08/21/30 (a)	275,000	210,650
1.88%, 02/28/31 (a)	250,000	190,525
2.13%, 09/15/31 (a)	300,000	230,814
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	194,187
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	200,000	171,106
Diageo Capital PLC
3.88%, 05/18/28 (a)	400,000	377,748
2.00%, 04/29/30 (a)	425,000	341,262
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	175,000	163,555
Eli Lilly & Co.
3.38%, 03/15/29 (a)	200,000	185,618
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	200,000	169,156
2.60%, 04/15/30 (a)	250,000	212,555
1.95%, 03/15/31 (a)	125,000	99,311
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	78,567
General Mills, Inc.
4.20%, 04/17/28 (a)	375,000	358,507
2.88%, 04/15/30 (a)	125,000	106,361
2.25%, 10/14/31 (a)	200,000	156,676
Gilead Sciences, Inc.
1.20%, 10/01/27 (a)	175,000	144,561
1.65%, 10/01/30 (a)	250,000	191,832
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	250,000	227,375
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	425,000	400,936
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/29 (a)(e)	250,000	218,352
3.63%, 03/24/32 (a)(e)	500,000	424,010
Hasbro, Inc.
3.90%, 11/19/29 (a)	305,000	267,262
HCA, Inc.
5.63%, 09/01/28 (a)	450,000	430,335
5.88%, 02/01/29 (a)	300,000	292,995
3.38%, 03/15/29 (a)(e)	250,000	211,765
4.13%, 06/15/29 (a)	300,000	264,681
3.50%, 09/01/30 (a)	750,000	620,047
2.38%, 07/15/31 (a)	300,000	223,164
3.63%, 03/15/32 (a)(e)	525,000	426,363
Hershey Co.
2.45%, 11/15/29 (a)	75,000	63,913
1.70%, 06/01/30 (a)	75,000	59,382
Hormel Foods Corp.
1.70%, 06/03/28 (a)	200,000	170,448
1.80%, 06/11/30 (a)	200,000	159,788
Illumina, Inc.
2.55%, 03/23/31 (a)	150,000	115,304
Ingredion, Inc.
2.90%, 06/01/30 (a)	125,000	103,368
JBS USA LUX S.A.
5.50%, 01/15/30 (a)(e)	300,000	277,293
3.63%, 01/15/32 (a)(e)	500,000	394,250
3.00%, 05/15/32 (a)(e)	450,000	333,387
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)(e)	250,000	233,545
JM Smucker Co.
3.38%, 12/15/27 (a)	75,000	68,385
2.38%, 03/15/30 (a)	150,000	120,930
2.13%, 03/15/32 (a)	100,000	75,689
Johnson & Johnson
2.90%, 01/15/28 (a)	375,000	346,095
6.95%, 09/01/29	87,000	99,900
1.30%, 09/01/30 (a)	425,000	338,500
Kellogg Co.
3.40%, 11/15/27 (a)	300,000	276,309
4.30%, 05/15/28 (a)	75,000	71,685
2.10%, 06/01/30 (a)	100,000	79,502
7.45%, 04/01/31	200,000	220,418
Keurig Dr Pepper, Inc.
4.60%, 05/25/28 (a)	300,000	289,884
3.20%, 05/01/30 (a)	350,000	299,246
2.25%, 03/15/31 (a)	75,000	58,335
4.05%, 04/15/32 (a)	250,000	220,527
Kimberly-Clark Corp.
3.95%, 11/01/28 (a)	50,000	47,425
3.20%, 04/25/29 (a)	135,000	121,775
3.10%, 03/26/30 (a)	250,000	221,047
2.00%, 11/02/31 (a)	200,000	157,770

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	150,000	143,795
3.75%, 04/01/30 (a)	150,000	132,383
4.25%, 03/01/31 (a)	125,000	112,695
6.75%, 03/15/32	100,000	105,617
Kroger Co.
4.50%, 01/15/29 (a)	125,000	118,833
2.20%, 05/01/30 (a)	100,000	79,566
1.70%, 01/15/31 (a)	275,000	206,932
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	125,000	116,491
2.95%, 12/01/29 (a)	200,000	169,890
2.70%, 06/01/31 (a)	100,000	80,891
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	300,000	244,797
1.85%, 02/15/31 (a)	100,000	74,700
McKesson Corp.
3.95%, 02/16/28 (a)	25,000	23,523
Merck & Co., Inc.
1.90%, 12/10/28 (a)	200,000	167,950
3.40%, 03/07/29 (a)	350,000	321,569
1.45%, 06/24/30 (a)	250,000	196,000
2.15%, 12/10/31 (a)	400,000	321,908
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	350,000	368,396
Mercy Health
4.30%, 07/01/28 (a)	50,000	47,256
Mondelez International, Inc.
4.13%, 05/07/28 (a)	75,000	71,418
2.75%, 04/13/30 (a)	175,000	145,831
1.50%, 02/04/31 (a)	350,000	258,433
Mylan, Inc.
4.55%, 04/15/28 (a)	275,000	243,378
Novartis Capital Corp.
2.20%, 08/14/30 (a)	400,000	334,408
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	150,000	114,795
OhioHealth Corp.
2.30%, 11/15/31 (a)	125,000	99,468
PepsiCo, Inc.
3.00%, 10/15/27 (a)	500,000	461,940
3.60%, 02/18/28 (a)	200,000	189,382
2.63%, 07/29/29 (a)	250,000	218,150
2.75%, 03/19/30 (a)	325,000	281,993
1.63%, 05/01/30 (a)	325,000	260,562
1.40%, 02/25/31 (a)	150,000	115,616
1.95%, 10/21/31 (a)	275,000	219,686
3.90%, 07/18/32 (a)	625,000	578,669
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	300,000	252,945
2.55%, 03/15/31 (a)	100,000	77,857
2.25%, 09/15/31 (a)	200,000	150,736
Pfizer, Inc.
3.60%, 09/15/28 (a)	300,000	282,501
3.45%, 03/15/29 (a)	350,000	322,560
2.63%, 04/01/30 (a)	200,000	172,188
1.70%, 05/28/30 (a)	200,000	160,250
1.75%, 08/18/31 (a)	375,000	293,539
Pharmacia LLC
6.60%, 12/01/28	400,000	430,584
Philip Morris International, Inc.
3.13%, 03/02/28 (a)	150,000	132,471
3.38%, 08/15/29 (a)	125,000	107,039
2.10%, 05/01/30 (a)	325,000	247,413
1.75%, 11/01/30 (a)	125,000	91,226
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	100,000	76,260
Pilgrim's Pride Corp.
3.50%, 03/01/32 (a)(e)	150,000	113,411
Procter & Gamble Co.
3.00%, 03/25/30	475,000	425,638
1.20%, 10/29/30	275,000	212,231
1.95%, 04/23/31	175,000	142,455
2.30%, 02/01/32	250,000	208,910
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	165,544
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	200,000	184,912
2.95%, 06/30/30 (a)	150,000	125,465
2.80%, 06/30/31 (a)	200,000	161,682
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	400,000	303,484
Royalty Pharma PLC
2.20%, 09/02/30 (a)	350,000	268,040
2.15%, 09/02/31 (a)	200,000	148,070
Rush Obligated Group
3.92%, 11/15/29 (a)	125,000	114,020
Sanofi
3.63%, 06/19/28 (a)	275,000	257,364
Smith & Nephew PLC
2.03%, 10/14/30 (a)	350,000	263,123
Stanford Health Care
3.31%, 08/15/30 (a)	150,000	131,841
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	225,000	176,623
Stryker Corp.
3.65%, 03/07/28 (a)	325,000	305,695
1.95%, 06/15/30 (a)	125,000	99,126
Sutter Health
3.70%, 08/15/28 (a)	150,000	138,338
2.29%, 08/15/30 (a)	175,000	141,234
Sysco Corp.
2.40%, 02/15/30 (a)	90,000	73,221
5.95%, 04/01/30 (a)	175,000	177,373
2.45%, 12/14/31 (a)	250,000	195,835
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	575,000	559,078
2.05%, 03/31/30 (a)	500,000	396,400
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28 (a)	150,000	125,805
2.60%, 10/01/29 (a)	50,000	43,192
2.00%, 10/15/31 (a)	400,000	315,980
Tyson Foods, Inc.
4.35%, 03/01/29 (a)	350,000	331,236
Unilever Capital Corp.
3.50%, 03/22/28 (a)	300,000	281,259
2.13%, 09/06/29 (a)	200,000	166,638
1.38%, 09/14/30 (a)	100,000	77,117
1.75%, 08/12/31 (a)	250,000	193,032
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(e)	250,000	185,525
2.65%, 01/15/32 (a)(e)	175,000	124,264
Viatris, Inc.
2.70%, 06/22/30 (a)	375,000	279,041
Whirlpool Corp.
4.75%, 02/26/29 (a)	90,000	84,555
2.40%, 05/15/31 (a)	175,000	135,048
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	200,000	156,582

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zoetis, Inc.
3.90%, 08/20/28 (a)	250,000	231,987
2.00%, 05/15/30 (a)	100,000	79,417
		55,885,783
Energy 6.0%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	325,000	292,318
3.14%, 11/07/29 (a)	100,000	84,995
4.49%, 05/01/30 (a)	175,000	161,940
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	50,000	46,110
3.40%, 02/15/31 (a)	250,000	201,858
BP Capital Markets America, Inc.
3.94%, 09/21/28 (a)	250,000	232,560
4.23%, 11/06/28 (a)	550,000	517,671
3.63%, 04/06/30 (a)	250,000	225,008
1.75%, 08/10/30 (a)	200,000	156,146
2.72%, 01/12/32 (a)	675,000	548,748
BP Capital Markets PLC
3.72%, 11/28/28 (a)	150,000	137,636
Burlington Resources LLC
7.20%, 08/15/31	100,000	111,728
7.40%, 12/01/31	150,000	172,050
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	175,000	144,183
7.20%, 01/15/32	50,000	53,368
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	150,000	116,309
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	450,000	391,153
Chevron Corp.
2.24%, 05/11/30 (a)	375,000	312,652
Chevron USA, Inc.
3.85%, 01/15/28 (a)	75,000	71,414
3.25%, 10/15/29 (a)	200,000	179,360
Conoco Funding Co.
7.25%, 10/15/31	125,000	140,146
ConocoPhillips Co.
6.95%, 04/15/29	250,000	274,997
Continental Resources, Inc.
4.38%, 01/15/28 (a)	225,000	201,737
Coterra Energy, Inc.
4.38%, 03/15/29 (a)(e)	245,000	227,213
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	150,000	140,888
8.13%, 08/16/30	75,000	79,898
Devon Energy Corp.
5.25%, 10/15/27 (a)	100,000	99,731
5.88%, 06/15/28 (a)(e)	54,000	54,180
4.50%, 01/15/30 (a)	180,000	164,736
7.88%, 09/30/31	100,000	110,648
7.95%, 04/15/32	150,000	166,890
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	225,000	194,360
3.13%, 03/24/31 (a)	200,000	162,458
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	125,000	107,380
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	250,000	233,545
4.15%, 09/15/29 (a)	135,000	118,156
Enbridge, Inc.
3.13%, 11/15/29 (a)	175,000	149,821
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy Transfer Operating LP
4.95%, 06/15/28 (a)	175,000	163,972
5.25%, 04/15/29 (a)	525,000	496,529
3.75%, 05/15/30 (a)	300,000	255,147
Eni USA, Inc.
7.30%, 11/15/27	100,000	105,828
Enterprise Products Operating LLC
4.15%, 10/16/28 (a)	225,000	209,482
3.13%, 07/31/29 (a)	235,000	202,840
2.80%, 01/31/30 (a)	375,000	313,867
5.38%, 02/15/78 (a)(b)	200,000	151,560
EOG Resources, Inc.
4.38%, 04/15/30 (a)	225,000	214,679
EQT Corp.
3.90%, 10/01/27 (a)	200,000	182,404
5.70%, 04/01/28 (a)	100,000	98,306
5.00%, 01/15/29 (a)	100,000	93,799
7.50%, 02/01/30 (a)(f)	150,000	154,976
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	300,000	257,946
3.48%, 03/19/30 (a)	500,000	455,255
2.61%, 10/15/30 (a)	450,000	382,545
Halliburton Co.
2.92%, 03/01/30 (a)	175,000	146,167
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	250,000	195,610
Hess Corp.
7.88%, 10/01/29	155,000	169,114
7.30%, 08/15/31	175,000	185,561
HF Sinclair Corp.
4.50%, 10/01/30 (a)(e)	100,000	85,999
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	50,000	52,108
7.75%, 03/15/32	225,000	245,122
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	275,000	258,068
2.00%, 02/15/31 (a)	150,000	112,403
7.80%, 08/01/31	200,000	218,350
7.75%, 01/15/32	200,000	217,632
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	100,000	85,298
Marathon Oil Corp.
6.80%, 03/15/32	100,000	100,074
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	130,000	116,468
MPLX LP
4.25%, 12/01/27 (a)	175,000	163,039
4.00%, 03/15/28 (a)	350,000	319,805
4.80%, 02/15/29 (a)	125,000	117,146
2.65%, 08/15/30 (a)	350,000	275,642
4.95%, 09/01/32 (a)	275,000	250,052
National Fuel Gas Co.
4.75%, 09/01/28 (a)	100,000	92,207
2.95%, 03/01/31 (a)	175,000	136,812
NOV, Inc.
3.60%, 12/01/29 (a)	160,000	135,555
ONEOK, Inc.
4.55%, 07/15/28 (a)	275,000	252,068
4.35%, 03/15/29 (a)	125,000	111,831
3.40%, 09/01/29 (a)	125,000	105,301
3.10%, 03/15/30 (a)	225,000	183,242
6.35%, 01/15/31 (a)	105,000	103,137

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ovintiv, Inc.
8.13%, 09/15/30	250,000	270,140
7.20%, 11/01/31	150,000	153,831
7.38%, 11/01/31	50,000	52,201
Phillips 66
3.90%, 03/15/28 (a)	200,000	184,058
2.15%, 12/15/30 (a)	150,000	115,965
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	75,000	68,248
3.15%, 12/15/29 (a)(e)	175,000	147,840
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	250,000	191,948
2.15%, 01/15/31 (a)	225,000	173,941
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	175,000	146,120
3.80%, 09/15/30 (a)	250,000	209,743
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	350,000	320,029
4.50%, 05/15/30 (a)	525,000	478,936
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	325,000	270,660
Shell International Finance BV
3.88%, 11/13/28 (a)	475,000	445,583
2.38%, 11/07/29 (a)	315,000	265,387
2.75%, 04/06/30 (a)	500,000	427,650
Suncor Energy, Inc.
7.15%, 02/01/32	225,000	235,435
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (a)	175,000	159,626
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	175,000	162,153
6.88%, 01/15/29 (a)	175,000	172,795
5.50%, 03/01/30 (a)	250,000	225,458
4.88%, 02/01/31 (a)	250,000	215,073
4.00%, 01/15/32 (a)	250,000	206,783
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	103,601
Texas Eastern Transmission LP
7.00%, 07/15/32	125,000	132,478
Tosco Corp.
8.13%, 02/15/30	250,000	289,587
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	450,000	411,313
2.83%, 01/10/30 (a)	250,000	216,143
TotalEnergies Capital S.A.
3.88%, 10/11/28	400,000	376,120
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	475,000	440,624
4.10%, 04/15/30 (a)	350,000	313,999
2.50%, 10/12/31 (a)	200,000	154,122
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	175,000	160,570
3.25%, 05/15/30 (a)	100,000	84,657
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	86,488
4.35%, 06/01/28 (a)(c)	150,000	143,661
4.00%, 04/01/29 (a)	275,000	252,524
2.80%, 12/01/31 (a)	125,000	99,381
7.50%, 04/15/32	200,000	217,598
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	143,265
Williams Cos., Inc.
3.50%, 11/15/30 (a)	325,000	276,568
2.60%, 03/15/31 (a)	350,000	275,376
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.75%, 03/15/32	175,000	204,839
4.65%, 08/15/32 (a)	400,000	363,572
		25,003,026
Industrial Other 0.2%
Emory University
2.14%, 09/01/30 (a)	250,000	207,465
Quanta Services, Inc.
2.90%, 10/01/30 (a)	325,000	262,093
2.35%, 01/15/32 (a)	150,000	110,824
Yale University
1.48%, 04/15/30 (a)	200,000	160,226
		740,608
Technology 9.6%
Adobe, Inc.
2.30%, 02/01/30 (a)	325,000	271,222
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	136,248
Alphabet, Inc.
1.10%, 08/15/30 (a)	625,000	484,187
Amdocs Ltd.
2.54%, 06/15/30 (a)	125,000	99,094
Analog Devices, Inc.
1.70%, 10/01/28 (a)	200,000	167,606
2.10%, 10/01/31 (a)	175,000	139,195
Apple Inc.
3.00%, 11/13/27 (a)	375,000	347,122
1.20%, 02/08/28 (a)	400,000	335,052
1.40%, 08/05/28 (a)	400,000	333,248
3.25%, 08/08/29 (a)	100,000	91,572
2.20%, 09/11/29 (a)	525,000	447,977
1.65%, 05/11/30 (a)	525,000	422,326
1.25%, 08/20/30 (a)	500,000	386,405
1.65%, 02/08/31 (a)	625,000	493,506
1.70%, 08/05/31 (a)	350,000	274,893
3.35%, 08/08/32 (a)	300,000	267,234
Applied Materials, Inc.
1.75%, 06/01/30 (a)	250,000	197,695
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	175,000	157,985
2.95%, 02/15/32 (a)	50,000	38,286
Autodesk, Inc.
2.85%, 01/15/30 (a)	135,000	113,836
2.40%, 12/15/31 (a)	200,000	156,064
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	300,000	257,691
1.25%, 09/01/30 (a)	250,000	193,175
Avnet, Inc.
3.00%, 05/15/31 (a)	100,000	75,476
5.50%, 06/01/32 (a)	125,000	113,900
Baidu, Inc.
4.38%, 03/29/28 (a)	200,000	186,964
3.43%, 04/07/30 (a)	200,000	173,118
2.38%, 10/09/30 (a)	200,000	158,236
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	275,000	243,941
Broadcom, Inc.
1.95%, 02/15/28 (a)(e)	100,000	82,180
4.11%, 09/15/28 (a)	300,000	271,668
4.00%, 04/15/29 (a)(e)	300,000	265,044
4.75%, 04/15/29 (a)	360,000	336,791
5.00%, 04/15/30 (a)	400,000	371,936
4.15%, 11/15/30 (a)	475,000	411,350

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 02/15/31 (a)(e)	450,000	339,727
4.15%, 04/15/32 (a)(e)	375,000	315,825
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	100,000	83,384
2.60%, 05/01/31 (a)	375,000	297,146
CDW LLC
4.25%, 04/01/28 (a)	250,000	220,005
3.25%, 02/15/29 (a)	200,000	162,918
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (a)	250,000	208,580
3.57%, 12/01/31 (a)	225,000	177,143
CGI, Inc.
2.30%, 09/14/31 (a)	175,000	130,870
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (a)	380,000	354,308
6.20%, 07/15/30 (a)	225,000	219,271
Dell, Inc.
7.10%, 04/15/28	300,000	311,688
DXC Technology Co.
2.38%, 09/15/28 (a)	200,000	164,182
Equifax, Inc.
3.10%, 05/15/30 (a)	100,000	82,944
2.35%, 09/15/31 (a)	400,000	301,672
Equinix, Inc.
1.55%, 03/15/28 (a)	100,000	80,560
2.00%, 05/15/28 (a)	50,000	40,970
3.20%, 11/18/29 (a)	150,000	126,924
2.15%, 07/15/30 (a)	400,000	307,148
2.50%, 05/15/31 (a)	300,000	231,339
3.90%, 04/15/32 (a)	325,000	276,731
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	125,000	102,243
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	150,000	123,053
3.75%, 05/21/29 (a)	275,000	248,531
2.25%, 03/01/31 (a)	250,000	192,878
5.10%, 07/15/32 (a)	300,000	283,227
Fiserv, Inc.
4.20%, 10/01/28 (a)	175,000	162,316
3.50%, 07/01/29 (a)	950,000	828,799
2.65%, 06/01/30 (a)	175,000	141,932
Flex Ltd.
4.88%, 06/15/29 (a)	150,000	135,965
4.88%, 05/12/30 (a)	150,000	135,341
Fortinet, Inc.
2.20%, 03/15/31 (a)	225,000	170,809
Global Payments, Inc.
4.45%, 06/01/28 (a)	175,000	161,159
3.20%, 08/15/29 (a)	280,000	233,918
2.90%, 05/15/30 (a)	225,000	180,335
2.90%, 11/15/31 (a)	250,000	191,938
5.40%, 08/15/32 (a)	400,000	371,348
HP, Inc.
4.75%, 03/01/29 (a)(e)	200,000	201,494
4.00%, 04/15/29 (a)	300,000	264,033
3.40%, 06/17/30 (a)	350,000	284,812
2.65%, 06/17/31 (a)	475,000	350,293
4.20%, 04/15/32 (a)	150,000	122,213
Intel Corp.
1.60%, 08/12/28 (a)	300,000	249,159
4.00%, 08/05/29 (a)	250,000	232,355
2.45%, 11/15/29 (a)	550,000	460,592
3.90%, 03/25/30 (a)	275,000	252,420
2.00%, 08/12/31 (a)	300,000	233,019
4.15%, 08/05/32 (a)	325,000	296,835
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Business Machines Corp.
6.50%, 01/15/28	135,000	142,603
3.50%, 05/15/29	700,000	633,059
1.95%, 05/15/30 (a)	550,000	437,503
2.72%, 02/09/32 (a)	100,000	81,404
4.40%, 07/27/32 (a)	200,000	184,644
Intuit, Inc.
1.65%, 07/15/30 (a)	100,000	78,139
Jabil, Inc.
3.95%, 01/12/28 (a)	100,000	90,904
3.60%, 01/15/30 (a)	60,000	50,306
3.00%, 01/15/31 (a)	225,000	178,423
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	250,000	215,462
2.00%, 12/10/30 (a)	100,000	73,617
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	175,000	148,978
KLA Corp.
4.10%, 03/15/29 (a)	225,000	214,047
4.65%, 07/15/32 (a)	250,000	240,187
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	125,000	92,308
3.15%, 10/15/31 (a)	200,000	133,538
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	140,733
1.90%, 06/15/30 (a)	250,000	198,425
Leidos, Inc.
4.38%, 05/15/30 (a)	350,000	306,393
2.30%, 02/15/31 (a)	175,000	129,757
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	125,000	103,830
4.88%, 06/22/28 (a)	200,000	187,752
2.95%, 04/15/31 (a)	150,000	116,634
Mastercard, Inc.
3.50%, 02/26/28 (a)	150,000	140,385
2.95%, 06/01/29 (a)	275,000	245,371
3.35%, 03/26/30 (a)	300,000	271,725
1.90%, 03/15/31 (a)	150,000	120,227
2.00%, 11/18/31 (a)	150,000	118,917
Micron Technology, Inc.
5.33%, 02/06/29 (a)	125,000	118,871
4.66%, 02/15/30 (a)	275,000	245,839
2.70%, 04/15/32 (a)	200,000	145,752
Moody's Corp.
3.25%, 01/15/28 (a)	225,000	203,810
4.25%, 02/01/29 (a)	50,000	47,342
2.00%, 08/19/31 (a)	200,000	153,018
4.25%, 08/08/32 (a)	200,000	182,356
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	300,000	283,725
4.60%, 05/23/29 (a)	125,000	115,439
2.30%, 11/15/30 (a)	375,000	282,004
2.75%, 05/24/31 (a)	200,000	153,722
NetApp, Inc.
2.70%, 06/22/30 (a)	175,000	142,522
NVIDIA Corp.
1.55%, 06/15/28 (a)	350,000	290,626
2.85%, 04/01/30 (a)	300,000	257,706
2.00%, 06/15/31 (a)	275,000	217,046
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	250,000	242,635
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)	275,000	246,232
3.40%, 05/01/30 (a)	275,000	229,226

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/11/31 (a)	300,000	225,252
2.65%, 02/15/32 (a)	200,000	149,994
Oracle Corp.
3.25%, 11/15/27 (a)	675,000	601,472
2.30%, 03/25/28 (a)	400,000	334,348
2.95%, 04/01/30 (a)	850,000	686,298
3.25%, 05/15/30 (a)	250,000	206,550
2.88%, 03/25/31 (a)	900,000	709,533
PayPal Holdings, Inc.
2.85%, 10/01/29 (a)	225,000	192,787
2.30%, 06/01/30 (a)	325,000	265,167
4.40%, 06/01/32 (a)	300,000	279,948
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	192,987
QUALCOMM, Inc.
1.30%, 05/20/28 (a)	150,000	124,107
2.15%, 05/20/30 (a)	375,000	310,264
1.65%, 05/20/32 (a)	350,000	262,948
4.25%, 05/20/32 (a)	150,000	141,911
RELX Capital, Inc.
4.00%, 03/18/29 (a)	260,000	239,062
3.00%, 05/22/30 (a)	100,000	84,491
S&P Global, Inc.
4.75%, 08/01/28 (a)(e)	175,000	171,329
2.70%, 03/01/29 (a)(e)	250,000	216,490
4.25%, 05/01/29 (a)(e)	300,000	282,306
2.50%, 12/01/29 (a)	150,000	125,991
1.25%, 08/15/30 (a)	175,000	131,894
2.90%, 03/01/32 (a)(e)	425,000	355,521
Salesforce, Inc.
3.70%, 04/11/28 (a)	350,000	332,521
1.50%, 07/15/28 (a)	225,000	189,045
1.95%, 07/15/31 (a)	400,000	315,668
ServiceNow, Inc.
1.40%, 09/01/30 (a)	350,000	258,170
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	200,000	152,276
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	125,000	101,080
2.65%, 08/09/31 (a)	250,000	188,710
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	125,000	97,965
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	146,412
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	150,000	137,435
2.25%, 09/04/29 (a)	150,000	127,023
1.75%, 05/04/30 (a)	125,000	100,538
1.90%, 09/15/31 (a)	150,000	118,797
Trimble, Inc.
4.90%, 06/15/28 (a)	150,000	142,401
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	250,000	236,540
2.50%, 10/25/31 (a)	250,000	198,925
4.25%, 04/22/32 (a)	250,000	231,312
Tyco Electronics Group S.A.
2.50%, 02/04/32 (a)	100,000	81,433
VeriSign, Inc.
2.70%, 06/15/31 (a)	275,000	215,418
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	200,000	182,464
Visa, Inc.
2.05%, 04/15/30 (a)	350,000	289,765
1.10%, 02/15/31 (a)	250,000	187,678
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VMware, Inc.
1.80%, 08/15/28 (a)	150,000	119,018
4.70%, 05/15/30 (a)	375,000	337,980
2.20%, 08/15/31 (a)	300,000	219,804
Western Digital Corp.
2.85%, 02/01/29 (a)	200,000	155,696
3.10%, 02/01/32 (a)	175,000	119,695
Western Union Co.
2.75%, 03/15/31 (a)	125,000	94,408
Workday, Inc.
3.70%, 04/01/29 (a)	200,000	179,498
3.80%, 04/01/32 (a)	250,000	217,597
Xilinx, Inc.
2.38%, 06/01/30 (a)	250,000	206,523
		40,152,162
Transportation 1.8%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	138,419	122,178
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	142,876	127,814
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	204,050	177,283
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/28	74,679	65,110
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	165,094	145,349
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	78,351	67,800
Canadian National Railway Co.
6.90%, 07/15/28	160,000	173,840
3.85%, 08/05/32 (a)	300,000	274,266
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	100,000	94,328
2.05%, 03/05/30 (a)	125,000	100,359
7.13%, 10/15/31	150,000	164,531
2.45%, 12/02/31 (a)	300,000	240,945
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	130,000	121,055
CSX Corp.
3.80%, 03/01/28 (a)	200,000	187,908
4.25%, 03/15/29 (a)	250,000	236,072
2.40%, 02/15/30 (a)	125,000	103,441
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	220,103	188,276
FedEx Corp.
3.40%, 02/15/28 (a)	75,000	68,431
4.20%, 10/17/28 (a)	100,000	93,492
3.10%, 08/05/29 (a)	170,000	146,251
4.25%, 05/15/30 (a)	275,000	249,650
2.40%, 05/15/31 (a)	275,000	214,387
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	200,000	141,988
Kansas City Southern
2.88%, 11/15/29 (a)	225,000	192,213
Kirby Corp.
4.20%, 03/01/28 (a)	180,000	161,008
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	175,000	163,189
2.55%, 11/01/29 (a)	125,000	105,698
2.30%, 05/15/31 (a)	100,000	80,206
3.00%, 03/15/32 (a)	125,000	104,924

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwest Airlines Co.
3.45%, 11/16/27 (a)	50,000	45,087
2.63%, 02/10/30 (a)	210,000	169,210
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	47,675	40,788
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	200,000	147,368
Union Pacific Corp.
3.95%, 09/10/28 (a)	250,000	236,107
6.63%, 02/01/29	75,000	81,221
3.70%, 03/01/29 (a)	100,000	92,830
2.40%, 02/05/30 (a)	75,000	62,777
2.38%, 05/20/31 (a)	300,000	244,545
2.80%, 02/14/32 (a)	400,000	333,416
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	165,638	141,173
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	190,530	164,376
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	242,734	210,115
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	38,660	34,320
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	136,508	109,718
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	593,494	569,879
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	325,000	302,445
3.40%, 03/15/29 (a)	125,000	115,009
2.50%, 09/01/29 (a)	125,000	107,091
4.45%, 04/01/30 (a)	150,000	145,448
		7,664,915
		232,985,641

Utility 7.5%
Electric 6.6%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	92,320
2.10%, 07/01/30 (a)	150,000	117,210
4.70%, 05/15/32 (a)	125,000	114,833
AES Corp.
2.45%, 01/15/31 (a)	225,000	172,645
Alabama Power Co.
1.45%, 09/15/30 (a)	150,000	114,885
3.05%, 03/15/32 (a)	225,000	191,369
3.94%, 09/01/32 (a)	150,000	135,690
Ameren Corp.
1.75%, 03/15/28 (a)	300,000	248,502
3.50%, 01/15/31 (a)	300,000	258,681
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	32,852
1.55%, 11/15/30 (a)	100,000	76,660
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	200,000	182,920
4.30%, 12/01/28 (a)	175,000	164,685
2.30%, 03/01/30 (a)	250,000	200,030
Appalachian Power Co.
2.70%, 04/01/31 (a)	75,000	60,164
4.50%, 08/01/32 (a)	100,000	90,162
Arizona Public Service Co.
2.60%, 08/15/29 (a)	125,000	103,138
2.20%, 12/15/31 (a)	125,000	93,981
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	250,000	202,962
Avangrid, Inc.
3.80%, 06/01/29 (a)	150,000	133,482
Baltimore Gas and Electric Co.
2.25%, 06/15/31 (a)	225,000	180,265
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	175,000	158,888
3.70%, 07/15/30 (a)	100,000	90,122
1.65%, 05/15/31 (a)	175,000	132,541
Black Hills Corp.
3.05%, 10/15/29 (a)	100,000	83,998
2.50%, 06/15/30 (a)	150,000	118,776
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	200,000	163,756
CenterPoint Energy, Inc.
4.25%, 11/01/28 (a)	20,000	18,362
2.95%, 03/01/30 (a)	105,000	88,374
2.65%, 06/01/31 (a)	200,000	160,120
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	150,000	129,897
3.75%, 12/01/50 (a)(b)	125,000	93,511
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	25,000	23,204
2.20%, 03/01/30 (a)	110,000	90,808
3.15%, 03/15/32 (a)	50,000	43,343
Connecticut Light and Power Co.
2.05%, 07/01/31 (a)	250,000	198,452
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	169,000	154,606
3.80%, 05/15/28 (a)	25,000	23,397
4.00%, 12/01/28 (a)	33,000	31,088
3.35%, 04/01/30 (a)	150,000	132,420
2.40%, 06/15/31 (a)	325,000	259,070
Consumers Energy Co.
3.80%, 11/15/28 (a)	75,000	70,295
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	100,000	79,424
6.63%, 02/01/32	250,000	268,705
Dominion Energy, Inc.
4.25%, 06/01/28 (a)	160,000	150,227
3.38%, 04/01/30 (a)	225,000	193,963
2.25%, 08/15/31 (a)	250,000	195,075
4.35%, 08/15/32 (a)	200,000	181,314
DTE Electric Co.
1.90%, 04/01/28 (a)	150,000	127,896
2.25%, 03/01/30 (a)	150,000	124,052
2.63%, 03/01/31 (a)	100,000	83,284
3.00%, 03/01/32 (a)	100,000	84,277
DTE Energy Co.
3.40%, 06/15/29 (a)	325,000	284,615
2.95%, 03/01/30 (a)	100,000	83,942
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	50,000	46,997
6.00%, 12/01/28	175,000	180,941
2.45%, 08/15/29 (a)	125,000	106,050
2.45%, 02/01/30 (a)	175,000	146,601
2.55%, 04/15/31 (a)	150,000	123,206
2.85%, 03/15/32 (a)	150,000	124,545
Duke Energy Corp.
4.30%, 03/15/28 (a)	250,000	235,515
3.40%, 06/15/29 (a)	210,000	185,365
2.45%, 06/01/30 (a)	225,000	180,540
2.55%, 06/15/31 (a)	225,000	176,501
4.50%, 08/15/32 (a)	400,000	362,048

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	125,000	117,244
2.50%, 12/01/29 (a)	100,000	84,645
1.75%, 06/15/30 (a)	100,000	78,355
2.40%, 12/15/31 (a)	150,000	119,319
Duke Energy Florida Project Finance LLC
2.54%, 09/01/29	173,188	158,270
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	137,766
2.13%, 06/01/30 (a)	75,000	60,049
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	186,250
3.45%, 03/15/29 (a)	150,000	136,129
2.00%, 08/15/31 (a)	150,000	116,283
Edison International
4.13%, 03/15/28 (a)	100,000	89,402
Emera US Finance LP
2.64%, 06/15/31 (a)	100,000	78,571
Enel Chile S.A.
4.88%, 06/12/28 (a)	295,000	273,984
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	75,000	70,148
Entergy Corp.
1.90%, 06/15/28 (a)	150,000	123,284
2.80%, 06/15/30 (a)	275,000	223,022
2.40%, 06/15/31 (a)	175,000	133,992
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	100,000	89,600
1.60%, 12/15/30 (a)	200,000	150,868
3.05%, 06/01/31 (a)	25,000	21,014
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	50,000	43,685
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	125,000	116,064
1.75%, 03/15/31 (a)	200,000	151,110
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	150,000	122,276
Evergy, Inc.
2.90%, 09/15/29 (a)	175,000	145,087
Eversource Energy
3.30%, 01/15/28 (a)	100,000	90,666
4.25%, 04/01/29 (a)	150,000	139,143
1.65%, 08/15/30 (a)	100,000	75,738
2.55%, 03/15/31 (a)	50,000	40,084
3.38%, 03/01/32 (a)	75,000	63,272
Exelon Corp.
4.05%, 04/15/30 (a)	275,000	249,392
3.35%, 03/15/32 (a)(e)	150,000	126,004
Florida Power & Light Co.
2.45%, 02/03/32 (a)	450,000	366,561
Georgia Power Co.
2.65%, 09/15/29 (a)	145,000	120,399
4.70%, 05/15/32 (a)	100,000	93,908
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	46,533
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	50,000	47,408
3.60%, 04/01/29 (a)	100,000	90,902
2.30%, 06/01/30 (a)	100,000	80,517
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	325,000	283,709
ITC Holdings Corp.
3.35%, 11/15/27 (a)	155,000	141,115
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	175,000	162,325
6.75%, 12/30/31	225,000	248,407
Mississippi Power Co.
3.95%, 03/30/28 (a)	100,000	92,733
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (a)	50,000	46,229
3.90%, 11/01/28 (a)	105,000	97,754
3.70%, 03/15/29 (a)	150,000	137,322
2.40%, 03/15/30 (a)	150,000	123,855
1.35%, 03/15/31 (a)	100,000	73,642
1.65%, 06/15/31 (a)	100,000	75,121
8.00%, 03/01/32	100,000	117,680
2.75%, 04/15/32 (a)	200,000	162,818
Nevada Power Co.
3.70%, 05/01/29 (a)	175,000	160,065
2.40%, 05/01/30 (a)	75,000	61,794
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28 (a)	600,000	497,850
3.50%, 04/01/29 (a)	125,000	111,320
2.75%, 11/01/29 (a)	225,000	189,389
2.25%, 06/01/30 (a)	515,000	410,939
2.44%, 01/15/32 (a)	250,000	194,540
5.00%, 07/15/32 (a)	250,000	239,135
4.80%, 12/01/77 (a)(b)	150,000	121,775
5.65%, 05/01/79 (a)(b)	50,000	43,818
Northern States Power Co.
2.25%, 04/01/31 (a)	50,000	41,215
NSTAR Electric Co.
3.25%, 05/15/29 (a)	100,000	90,524
3.95%, 04/01/30 (a)	25,000	23,282
1.95%, 08/15/31 (a)	150,000	118,095
Ohio Power Co.
2.60%, 04/01/30 (a)	125,000	103,671
1.63%, 01/15/31 (a)	200,000	151,214
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	75,000	69,649
3.30%, 03/15/30 (a)	155,000	135,188
3.25%, 04/01/30 (a)	50,000	43,462
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	115,983
5.75%, 03/15/29 (a)	150,000	154,518
2.75%, 05/15/30 (a)	100,000	85,713
4.15%, 06/01/32 (a)(e)	200,000	187,124
4.55%, 09/15/32 (a)(e)	150,000	144,652
Pacific Gas and Electric Co.
3.30%, 12/01/27 (a)	450,000	381,487
3.00%, 06/15/28 (a)	175,000	144,763
3.75%, 07/01/28	278,000	233,893
4.65%, 08/01/28 (a)	150,000	131,887
4.55%, 07/01/30 (a)	775,000	664,810
2.50%, 02/01/31 (a)	425,000	309,901
3.25%, 06/01/31 (a)	125,000	95,456
4.40%, 03/01/32 (a)	225,000	185,951
5.90%, 06/15/32 (a)	200,000	182,666
PacifiCorp
3.50%, 06/15/29 (a)	150,000	135,912
2.70%, 09/15/30 (a)	100,000	83,596
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/30	150,000	141,903
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	100,000	90,987
Progress Energy, Inc.
7.75%, 03/01/31	225,000	249,082
7.00%, 10/30/31	75,000	80,113

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	140,229
1.90%, 01/15/31 (a)	200,000	159,344
1.88%, 06/15/31 (a)	150,000	118,158
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	150,000	120,774
Public Service Electric and Gas Co.
3.65%, 09/01/28 (a)	50,000	46,412
3.20%, 05/15/29 (a)	100,000	90,161
2.45%, 01/15/30 (a)	270,000	228,506
1.90%, 08/15/31 (a)	50,000	39,259
3.10%, 03/15/32 (a)	100,000	85,279
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	225,000	169,328
2.45%, 11/15/31 (a)	150,000	116,828
Puget Energy, Inc.
2.38%, 06/15/28 (a)	150,000	126,109
4.10%, 06/15/30 (a)	100,000	88,528
4.22%, 03/15/32 (a)	175,000	152,105
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	100,000	77,189
3.00%, 03/15/32 (a)	300,000	249,432
Southern California Edison Co.
3.65%, 03/01/28 (a)	75,000	68,700
4.20%, 03/01/29 (a)	150,000	139,017
6.65%, 04/01/29	75,000	76,008
2.85%, 08/01/29 (a)	150,000	126,144
2.25%, 06/01/30 (a)	125,000	99,088
2.50%, 06/01/31 (a)	175,000	138,365
2.75%, 02/01/32 (a)	125,000	99,486
Southern Co.
3.70%, 04/30/30 (a)	200,000	176,544
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	175,000	161,688
Tampa Electric Co.
2.40%, 03/15/31 (a)	150,000	121,728
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	125,000	94,828
3.25%, 05/15/32 (a)	50,000	41,890
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	68,469
2.95%, 03/15/30 (a)	125,000	108,465
2.15%, 03/15/32 (a)	100,000	77,639
Virginia Electric and Power Co.
3.80%, 04/01/28 (a)	150,000	140,631
2.88%, 07/15/29 (a)	100,000	86,933
2.30%, 11/15/31 (a)	150,000	119,349
2.40%, 03/30/32 (a)	125,000	99,750
WEC Energy Group, Inc.
1.38%, 10/15/27 (a)	100,000	82,525
2.20%, 12/15/28 (a)	200,000	165,640
1.80%, 10/15/30 (a)	150,000	114,846
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	200,000	193,016
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	92,693
3.00%, 07/01/29 (a)	50,000	43,973
1.95%, 09/16/31 (a)	75,000	58,505
3.95%, 09/01/32 (a)	100,000	90,440
Xcel Energy, Inc.
4.00%, 06/15/28 (a)	150,000	140,857
2.60%, 12/01/29 (a)	150,000	124,598
3.40%, 06/01/30 (a)	100,000	87,277
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.35%, 11/15/31 (a)	150,000	117,287
4.60%, 06/01/32 (a)	250,000	232,680
		27,581,223
Natural Gas 0.6%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	106,718
1.50%, 01/15/31 (a)	200,000	150,610
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	75,000	69,610
1.75%, 10/01/30 (a)	150,000	115,576
4.40%, 07/01/32 (a)	150,000	140,442
NiSource, Inc.
2.95%, 09/01/29 (a)	150,000	127,426
3.60%, 05/01/30 (a)	250,000	217,660
1.70%, 02/15/31 (a)	225,000	166,851
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	79,195
4.25%, 09/01/32 (a)	100,000	91,182
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	185,000	163,052
2.50%, 03/15/31 (a)	75,000	59,232
Sempra Energy
3.40%, 02/01/28 (a)	375,000	339,664
Southern California Gas Co.
2.55%, 02/01/30 (a)	175,000	147,145
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	200,000	148,328
5.15%, 09/15/32 (a)	100,000	95,753
Southwest Gas Corp.
2.20%, 06/15/30 (a)	150,000	113,871
4.05%, 03/15/32 (a)	200,000	169,916
		2,502,231
Utility Other 0.3%
American Water Capital Corp.
2.95%, 09/01/27 (a)	160,000	145,304
3.75%, 09/01/28 (a)	100,000	93,249
3.45%, 06/01/29 (a)	175,000	156,063
2.80%, 05/01/30 (a)	200,000	169,948
2.30%, 06/01/31 (a)	50,000	39,729
4.45%, 06/01/32 (a)	250,000	233,297
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	88,542
2.70%, 04/15/30 (a)	150,000	124,529
2.40%, 05/01/31 (a)	125,000	98,188
United Utilities plc
6.88%, 08/15/28	25,000	26,115
		1,174,964
		31,258,418
Total Corporates (Cost $485,688,871)		412,064,075

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94% (g)	2,330,334	2,330,334
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94% (g)(h)	1,055,863	1,055,863
		3,386,197
Total Short-Term Investments (Cost $3,386,197)		3,386,197
Total Investments in Securities (Cost $489,075,068)		415,450,272

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Note (CBOT), expires 12/20/22	11	1,232,688	(532)
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,023,968.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,808,166 or 2.3% of net assets.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the 7-day yield.
(h)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/22	FACE AMOUNT AT 9/30/22	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
The Charles Schwab Corp.
3.20%, 03/02/27	$107,120	$—	($100,677)	($7,494)	$1,486	($435)	$—	$—	$827
3.30%, 04/01/27	107,400	—	(98,093)	(10,210)	1,446	(543)	—	—	1,118
3.20%, 01/25/28	107,595	—	—	—	(14,886)	(960)	91,749	100,000	2,400
2.00%, 03/20/28	202,678	—	—	—	(30,139)	(401)	172,138	200,000	3,000
4.00%, 02/01/29	56,134	79,330	—	—	(16,438)	(1,182)	117,844	125,000	2,822
3.25%, 05/22/29	86,110	26,316	—	—	(16,976)	(719)	94,731	105,000	2,503
2.75%, 10/01/29	78,552	—	—	—	(13,471)	(326)	64,755	75,000	1,547
4.63%, 03/22/30	88,948	—	—	—	(15,697)	(622)	72,629	75,000	2,602
1.65%, 03/11/31	120,254	—	—	—	(26,310)	425	94,369	125,000	1,547
2.30%, 05/13/31	126,337	—	—	—	(26,136)	(246)	99,955	125,000	2,156
1.95%, 12/01/31	—	147,642	—	—	(25,999)	627	122,270	160,000	1,932
2.90%, 03/03/32	—	186,756	—	—	(25,860)	340	161,236	195,000	2,756
Total	$1,081,128	$440,044	($198,770)	($17,704)	($208,980)	($4,042)	$1,091,676		$25,210

Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$412,064,075	$—	$412,064,075
Short-Term Investments[1]	3,386,197	—	—	3,386,197
Liabilities
Futures Contracts[2]	(532)	—	—	(532)
Total	$3,385,665	$412,064,075	$—	$415,449,740

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of methods and inputs. Methods may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and method, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394SEP22